UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
September 30, 2018
unaudited
Growth funds 70.07%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	383,919	$11,637
American Funds Insurance Series - New World Fund, Class 1	333,008	7,772
American Funds Insurance Series - Growth Fund, Class 1	47,549	3,891
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	149,552	3,879
Total growth funds (cost: $24,976,000)		27,179
Growth-and-income funds 30.01%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	773,080	11,642
Total growth-and-income funds (cost: $11,049,000)		11,642
Total investment securities 100.08% (cost: $36,025,000)		38,821
Other assets less liabilities (0.08)%		(31)
Net assets 100.00%		$38,790
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Growth funds 70.07%
American Funds Insurance Series - Global Growth Fund, Class 1	293,679	121,428	31,188	383,919	$(13)	$(102)	$13	$11,637
American Funds Insurance Series - New World Fund, Class 1	236,744	113,047	16,783	333,008	(15)	(598)	19	7,772
American Funds Insurance Series - Growth Fund, Class 1	38,188	15,442	6,081	47,549	(1)	176	5	3,891
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	117,487	46,898	14,833	149,552	(5)	70	3	3,879
								27,179
Growth-and-income funds 30.01%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	567,886	255,163	49,969	773,080	(14)	(540)	30	11,642
Total 100.08%					$(48)	$(994)	$70	$38,821
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 10

American Funds Growth and Income Portfolio
Investment portfolio
September 30, 2018
unaudited
Growth funds 15.01%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	315,177	$25,788
Total growth funds (cost: $22,458,000)		25,788
Growth-and-income funds 30.03%
American Funds Insurance Series - Growth-Income Fund, Class 1	655,730	34,386
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,141,938	17,198
Total growth-and-income funds (cost: $46,765,000)		51,584
Equity-income and Balanced funds 25.02%
American Funds Insurance - Capital Income Builder, Series 1	4,294,018	42,983
Total equity-income and balanced funds (cost: $42,417,000)		42,983
Fixed income funds 30.02%
American Funds Insurance Series - Bond Fund, Class 1	3,246,856	34,384
American Funds Insurance Series - Global Bond Fund, Class 1	1,488,593	17,193
Total fixed income funds (cost: $52,713,000)		51,577
Total investment securities 100.08% (cost: $164,353,000)		171,932
Other assets less liabilities (0.08)%		(137)
Net assets 100.00%		$171,795
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Growth funds 15.01%
American Funds Insurance Series - Growth Fund, Class 1	258,406	79,245	22,474	315,177	$(1)	$1,183	$34	$25,788
Growth-and-income funds 30.03%
American Funds Insurance Series - Growth-Income Fund, Class 1	534,210	144,355	22,835	655,730	(1)	1,332	83	34,386
American Funds Insurance Series - Global Growth and Income Fund, Class 1	848,766	309,164	15,992	1,141,938	(4)	(753)	43	17,198
								51,584
Equity-income and Balanced funds 25.02%
American Funds Insurance Series - Capital Income Builder, Class 1	3,226,866	1,172,364	105,212	4,294,018	(15)	(1,446)	933	42,983
Fixed income funds 30.02%
American Funds Insurance Series - Bond Fund, Class 1	2,482,578	943,201	178,923	3,246,856	(51)	(555)	135	34,384
American Funds Insurance Series - Global Bond Fund, Class 1	1,132,056	399,791	43,254	1,488,593	(2)	(455)	37	17,193
								51,577
Total 100.08%					$(74)	$(694)	$1,265	$171,932
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 10

American Funds Managed Risk Growth Portfolio
Investment portfolio
September 30, 2018
unaudited
Growth funds 45.93%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,476,755	$284,468
American Funds Insurance Series – International Fund, Class 1	5,577,963	113,065
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	4,354,277	112,950
Total growth funds (cost: $450,680,000)		510,483
Growth-and-income funds 30.61%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,333,038	227,225
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	7,773,263	113,023
Total growth-and-income funds (cost: $306,938,000)		340,248
Fixed income funds 20.45%
American Funds Insurance Series – Bond Fund, Class 1	21,466,548	227,331
Total fixed income funds (cost: $233,542,000)		227,331
Short-term securities 3.08%
Government Cash Management Fund	34,166,370	34,166
Total short-term securities (cost: $34,166,000)		34,166
Total investment securities 100.07% (cost: $1,025,326,000)		1,112,228
Other assets less liabilities (0.07)%		(729)
Net assets 100.00%		$1,111,499
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2018[2] (000)	Unrealized depreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	314	December 2018	$31,400	$35,318	$(233)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Growth funds 45.93%
American Funds Insurance Series – Growth Fund, Class 1	2,900,062	667,462	90,769	3,476,755	$1,143	$11,832	$373	$284,468
American Funds Insurance Series – International Fund, Class 1	4,185,102	1,405,931	13,070	5,577,963	25	(7,180)	230	113,065
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	3,558,907	817,319	21,949	4,354,277	(36)	2,016	85	112,950
								510,483
Growth-and-income funds 30.61%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,605,094	738,013	10,069	4,333,038	61	8,779	548	227,225
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,018,449	1,780,165	25,351	7,773,263	26	(2,480)	432	113,023
								340,248
Fixed income funds 20.45%
American Funds Insurance Series – Bond Fund, Class 1	16,821,550	5,057,974	412,976	21,466,548	(141)	(3,933)	880	227,331
Total 96.99%					$1,078	$9,034	$2,548	$1,078,062

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 10

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2018
unaudited
Growth funds 15.42%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,904,821	$155,852
Total growth funds (cost: $133,503,000)		155,852
Growth-and-income funds 40.92%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	13,729,491	206,766
American Funds Insurance Series – Growth-Income Fund, Class 1	3,942,860	206,764
Total growth-and-income funds (cost: $370,214,000)		413,530
Equity-income and Balanced funds 25.41%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	25,659,124	256,848
Total equity-income and balanced funds (cost: $252,573,000)		256,848
Fixed income funds 15.23%
American Funds Insurance Series – Bond Fund, Class 1	7,279,631	77,091
American Funds Insurance Series – Global Bond Fund, Class 1	6,650,992	76,819
Total fixed income funds (cost: $157,016,000)		153,910
Short-term securities 3.09%
Government Cash Management Fund	31,266,621	31,267
Total short-term securities (cost: $31,267,000)		31,267
Total investment securities 100.07% (cost: $944,573,000)		1,011,407
Other assets less liabilities (0.07)%		(682)
Net assets 100.00%		$1,010,725
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2018[2] (000)	Unrealized depreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	293	December 2018	$29,300	$32,956	$(217)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Growth funds 15.42%
American Funds Insurance Series – Growth Fund, Class 1	1,639,050	329,998	64,227	1,904,821	$1,033	$6,362	$207	$155,852
Growth-and-income funds 40.92%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	10,798,048	3,090,665	159,222	13,729,491	309	(9,190)	517	206,766
American Funds Insurance Series – Growth-Income Fund, Class 1	3,387,876	571,232	16,248	3,942,860	74	8,177	508	206,764
								413,530
Equity-income and Balanced funds 25.41%
American Funds Insurance Series – Capital Income Builder, Class 1	20,529,514	5,358,099	228,489	25,659,124	22	(9,065)	5,656	256,848
Fixed income funds 15.23%
American Funds Insurance Series – Bond Fund, Class 1	5,924,284	1,544,848	189,501	7,279,631	(21)	(1,418)	305	77,091
American Funds Insurance Series – Global Bond Fund, Class 1	5,404,346	1,361,900	115,254	6,650,992	108	(2,168)	165	76,819
								153,910
Total 96.98%					$1,525	$(7,302)	$7,358	$980,140

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 10

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2018
unaudited
Growth funds 25.17%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	1,714,895	$51,978
American Funds Insurance Series – International Fund, Class 1	1,700,679	34,473
Total growth funds (cost: $80,484,000)		86,451
Growth-and-income funds 20.21%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	4,608,908	69,410
Total growth-and-income funds (cost: $65,316,000)		69,410
Asset allocation funds 10.06%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,463,227	34,547
Total asset allocation funds (cost: $32,763,000)		34,547
Equity-income and Balanced funds 25.19%
American Funds Insurance Series – Global Balanced Fund, Class 1	6,690,869	86,513
Total equity-income and balanced funds (cost: $80,032,000)		86,513
Fixed income funds 15.13%
American Funds Insurance Series – Global Bond Fund, Class 1	4,500,301	51,978
Total fixed income funds (cost: $52,899,000)		51,978
Short-term securities 4.29%
Government Cash Management Fund	14,727,930	14,728
Total short-term securities (cost: $14,728,000)		14,728
Total investment securities 100.05% (cost: $326,222,000)		343,627
Other assets less liabilities (0.05)%		(178)
Net assets 100.00%		$343,449
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2018[2] (000)	Unrealized depreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	131	December 2018	$13,100	$14,734	$(97)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Growth funds 25.17%
American Funds Insurance Series – Global Growth Fund, Class 1	1,234,700	531,602	51,407	1,714,895	$255	$(744)	$58	$51,978
American Funds Insurance Series – International Fund, Class 1	1,154,138	553,385	6,844	1,700,679	7	(2,293)	71	34,473
								86,451
Growth-and-income funds 20.21%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	3,182,280	1,515,565	88,937	4,608,908	153	(3,301)	172	69,410
Asset allocation funds 10.06%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,055,652	425,303	17,728	1,463,227	43	(211)	112	34,547
Equity-income and Balanced funds 25.19%
American Funds Insurance Series – Global Balanced Fund, Class 1	4,918,785	1,828,868	56,784	6,690,869	88	737	—	86,513
Fixed income funds 15.13%
American Funds Insurance Series – Global Bond Fund, Class 1	3,175,896	1,479,890	155,485	4,500,301	89	(1,518)	110	51,978
Total 95.76%					$635	$(7,330)	$523	$328,899

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 9 of 10

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $105,434,000, $117,309,000 and $15,051,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At September 30, 2018, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
© 2018 Capital Group. All rights reserved.
INGEFPX-875-1118O-S66017	American Funds Insurance Series — Portfolio Series — Page 10 of 10

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 95.48% Information technology 33.15%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	27,188,000	$233,742
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	14,794
Alphabet Inc., Class A1	130,000	156,920
Alphabet Inc., Class C1	71,052	84,799
ASML Holding NV	648,442	121,137
ASML Holding NV (New York registered)	517,300	97,263
Microsoft Corp.	1,583,100	181,059
Visa Inc., Class A	1,142,800	171,523
Alibaba Group Holding Ltd. (ADR)[1]	776,050	127,862
Nintendo Co., Ltd.	345,600	126,110
Broadcom Inc.	487,050	120,170
Tencent Holdings Ltd.	1,800,000	74,314
Facebook, Inc., Class A1	401,500	66,031
Paycom Software, Inc.[1]	357,000	55,481
Temenos AG	335,000	54,343
Just Eat PLC[1]	5,292,000	46,228
Amadeus IT Group SA, Class A, non-registered shares	486,200	45,171
AAC Technologies Holdings Inc.	3,926,540	40,778
Adyen NV1	49,300	40,240
PagSeguro Digital Ltd., Class A1	1,340,900	37,103
SimCorp AS	425,000	36,790
Amphenol Corp., Class A	373,500	35,116
Largan Precision Co., Ltd.	255,000	30,358
Intel Corp.	598,500	28,303
Samsung Electronics Co., Ltd., nonvoting preferred	792,250	27,033
Baidu, Inc., Class A (ADR)[1]	112,000	25,612
Murata Manufacturing Co., Ltd.	155,000	23,826
Jack Henry & Associates, Inc.	98,000	15,688
		2,117,794
Consumer discretionary 18.78%
Amazon.com, Inc.[1]	240,500	481,722
Naspers Ltd., Class N	379,000	81,787
Booking Holdings Inc.[1]	39,000	77,376
NIKE, Inc., Class B	790,500	66,971
Home Depot, Inc.	236,800	49,053
Moncler SpA	915,000	39,414
Ocado Group PLC[1]	3,115,000	36,508
Ctrip.com International, Ltd. (ADR)[1]	797,000	29,624
ASOS PLC[1]	370,000	27,788
Tiffany & Co.	190,000	24,504
Cie. Financière Richemont SA, Class A	296,650	24,182
Wynn Macau, Ltd.	9,846,400	22,640
Nitori Holdings Co., Ltd.	135,000	19,361
CBS Corp., Class B	334,850	19,237
GVC Holdings PLC	1,559,000	18,664
Luxottica Group SpA	270,617	18,387
American Funds Insurance Series — Global Growth Fund — Page 1 of 190

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Burberry Group PLC	692,400	$18,185
MGM China Holdings, Ltd.	10,962,000	17,364
McDonald’s Corp.	93,000	15,558
Sony Corp.	243,000	14,898
Sodexo SA	122,000	12,938
Melco Resorts & Entertainment Ltd. (ADR)	606,000	12,817
Maruti Suzuki India Ltd.	120,000	12,164
Brilliance China Automotive Holdings Ltd.	7,494,000	12,119
Suzuki Motor Corp.	182,000	10,425
WPP PLC	683,000	10,011
Cairn Homes PLC[1]	5,615,000	9,583
MGM Resorts International	320,000	8,931
Valeo SA, non-registered shares	175,000	7,599
		1,199,810
Health care 11.18%
UnitedHealth Group Inc.	324,200	86,250
Express Scripts Holding Co.[1]	729,300	69,291
Boston Scientific Corp.[1]	1,638,200	63,071
Merck & Co., Inc.	886,000	62,853
Sartorius AG, nonvoting preferred, non-registered shares	381,500	61,923
AstraZeneca PLC	721,300	56,061
Mettler-Toledo International Inc.[1]	65,000	39,584
Fisher & Paykel Healthcare Corp. Ltd.	3,680,000	36,711
Hologic, Inc.[1]	800,000	32,784
Bayer AG	309,860	27,525
Genmab A/S1	167,000	26,261
Regeneron Pharmaceuticals, Inc.[1]	64,200	25,939
Aetna Inc.	110,000	22,313
CSL Ltd.	147,000	21,370
Vertex Pharmaceuticals Inc.[1]	89,000	17,154
Straumann Holding AG	22,200	16,694
Novartis AG	189,000	16,254
Sanofi	135,000	12,000
bioMérieux SA	135,000	11,254
William Demant Holding A/S1	228,540	8,590
		713,882
Financials 9.54%
AIA Group Ltd.	15,004,900	133,980
JPMorgan Chase & Co.	853,600	96,320
Kotak Mahindra Bank Ltd.	3,471,000	54,663
Société Générale	1,066,000	45,757
Prudential PLC	1,793,884	41,140
MarketAxess Holdings Inc.	211,000	37,661
SunTrust Banks, Inc.	317,000	21,172
HSBC Holdings PLC (GBP denominated)	2,330,000	20,341
Moscow Exchange MICEX-RTS PJSC	12,640,000	18,754
GT Capital Holdings, Inc.	1,191,075	18,077
AXA SA	656,000	17,632
Berkshire Hathaway Inc., Class A1	54	17,280
CME Group Inc., Class A	97,200	16,544
ORIX Corp.	1,017,000	16,488
Banco Santander, SA	2,946,020	14,829
BlackRock, Inc.	30,600	14,423
American Funds Insurance Series — Global Growth Fund — Page 2 of 190

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Grupo Financiero Galicia SA, Class B (ADR)	327,000	$8,316
Sberbank of Russia PJSC (ADR)	645,500	8,185
Credit Suisse Group AG	516,522	7,763
		609,325
Consumer staples 6.33%
British American Tobacco PLC	1,710,800	79,929
Nestlé SA	739,650	61,665
Coca-Cola European Partners PLC	1,194,500	54,314
Philip Morris International Inc.	602,200	49,103
Uni-Charm Corp.	1,157,000	38,268
Walgreens Boots Alliance, Inc.	417,700	30,450
Shoprite Holdings Ltd.	1,432,000	19,407
Costco Wholesale Corp.	59,500	13,975
Associated British Foods PLC	428,000	12,775
Coca-Cola FEMSA, SAB de CV, Series L	1,965,000	11,998
Coca-Cola HBC AG (CDI)	336,700	11,467
General Mills, Inc.	244,000	10,473
Lenta Ltd. (GDR)[1]	1,702,100	6,026
Lenta Ltd. (GDR)[1,2]	1,211,900	4,290
		404,140
Industrials 5.40%
Airbus SE, non-registered shares	1,093,500	137,346
ASSA ABLOY AB, Class B	1,677,000	33,710
Geberit AG	65,000	30,149
Ryanair Holdings PLC (ADR)[1]	307,000	29,484
Caterpillar Inc.	168,800	25,741
Alliance Global Group, Inc.[1]	111,060,000	25,653
Boeing Co.	51,300	19,079
IDEX Corp.	122,400	18,441
General Electric Co.	1,387,000	15,659
NIBE Industrier AB, Class B	817,914	9,801
		345,063
Energy 2.67%
Royal Dutch Shell PLC, Class B	1,042,000	36,520
Reliance Industries Ltd.	2,090,000	36,269
LUKOIL Oil Co. PJSC (ADR)	306,700	23,524
Gazprom PJSC (ADR)	4,173,000	20,865
Concho Resources Inc.[1]	111,500	17,032
Baker Hughes, a GE Co., Class A	470,000	15,900
Occidental Petroleum Corp.	153,000	12,572
Schlumberger Ltd.	132,000	8,041
		170,723
Materials 2.09%
Sherwin-Williams Co.	155,500	70,785
Glencore PLC	6,150,000	26,589
Randgold Resources Ltd.	250,000	17,759
Air Liquide SA, bonus shares[3]	79,200	10,418
DowDuPont Inc.	123,027	7,912
		133,463
American Funds Insurance Series — Global Growth Fund — Page 3 of 190

unaudited
Common stocks Telecommunication services 1.42%	Shares	Value (000)
SoftBank Group Corp.	776,000	$78,338
BT Group PLC	4,250,000	12,480
		90,818
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		314,140
Total common stocks (cost: $3,861,567,000)		6,099,158
Short-term securities 4.47%	Principal amount (000)
American Honda Finance Corp. 2.22% due 12/6/2018	$25,900	25,786
Fairway Finance Corp. 2.14% due 11/20/2018[2]	20,000	19,934
Federal Home Loan Bank 1.93%–2.03% due 10/1/2018–11/2/2018	78,800	78,717
Nordea Bank AB 2.30% due 12/19/2018[2]	20,000	19,896
Sanofi 2.24% due 12/14/2018[2]	36,900	36,720
Starbird Funding Corp. 2.16% due 11/5/2018[2]	50,000	49,883
Thunder Bay Funding, LLC 2.09% due 10/16/2018[2]	30,000	29,967
United Parcel Service Inc. 2.05% due 10/15/2018[2]	5,050	5,045
Victory Receivables Corp. 2.31% due 12/20/2018[2]	20,000	19,892
Total short-term securities (cost: $285,896,000)		285,840
Total investment securities 99.95% (cost: $4,147,463,000)		6,384,998
Other assets less liabilities 0.05%		3,205
Net assets 100.00%		$6,388,203
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,627,000, which represented 2.91% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $10,418,000, which represented .16% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GBP = British pounds
GDR = Global Depositary Receipts
American Funds Insurance Series — Global Growth Fund — Page 4 of 190

Global Small Capitalization Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 90.17% Health care 24.05%	Shares	Value (000)
GW Pharmaceuticals PLC (ADR)[1]	746,460	$128,943
Insulet Corp.[1]	853,355	90,413
Integra LifeSciences Holdings Corp.[1]	1,074,523	70,779
iRhythm Technologies, Inc.[1]	690,180	65,332
Molina Healthcare, Inc.[1]	420,000	62,454
NuCana PLC (ADR)[1,2,3]	2,067,724	51,528
Evolent Health, Inc., Class A1	1,545,000	43,878
Allakos Inc.[1]	886,580	39,887
Madrigal Pharmaceuticals, Inc.[1]	177,800	38,072
Illumina, Inc.[1]	100,200	36,779
CryoLife, Inc.[1]	898,000	31,610
CONMED Corp.	399,000	31,609
WuXi Biologics (Cayman) Inc.[1]	2,904,676	29,368
China Biologic Products Holdings, Inc.[1]	360,000	28,800
Haemonetics Corp.[1]	245,500	28,129
Tabula Rasa HealthCare, Inc.[1]	277,312	22,515
PRA Health Sciences, Inc.[1]	202,800	22,347
Wright Medical Group NV1	753,400	21,864
Bluebird Bio, Inc.[1]	135,415	19,771
Osstem Implant Co., Ltd.[1]	412,245	18,043
Hikma Pharmaceuticals PLC	737,500	17,783
Nakanishi Inc.	829,000	17,248
Encompass Health Corp.	219,000	17,071
BioMarin Pharmaceutical Inc.[1]	172,000	16,679
Ultragenyx Pharmaceutical Inc.[1]	203,374	15,526
NuVasive, Inc.[1]	200,000	14,196
Fleury SA, ordinary nominative	2,354,000	12,415
Notre Dame Intermedica Participacoes SA1	1,725,000	11,264
Divi’s Laboratories Ltd.	584,864	10,577
athenahealth, Inc.[1]	73,000	9,753
ImmunoGen, Inc.[1]	712,570	6,748
LivaNova PLC[1]	41,000	5,083
Genomma Lab Internacional, SAB de CV, Series B1,3	5,400,000	4,729
NantKwest, Inc.[1,3]	773,700	2,863
		1,044,056
Information technology 14.46%
Paycom Software, Inc.[1]	428,885	66,653
Qorvo, Inc.[1]	600,900	46,203
Mellanox Technologies, Ltd.[1]	423,200	31,084
Hamamatsu Photonics KK	735,753	29,302
Ceridian HCM Holding Inc.[1]	656,662	27,599
Zebra Technologies Corp., Class A1	155,000	27,409
VTech Holdings Ltd.	2,189,000	25,278
Cree, Inc.[1]	646,507	24,483
Topcon Corp.	1,201,510	21,932
American Funds Insurance Series — Global Small Capitalization Fund — Page 5 of 190

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Lumentum Holdings Inc.[1]	364,500	$21,852
Kingdee International Software Group Co. Ltd.[3]	15,338,374	16,694
Bechtle AG, non-registered shares	159,805	16,226
Inphi Corp.[1]	405,000	15,382
Cognex Corp.	250,000	13,955
AAC Technologies Holdings Inc.	1,305,561	13,559
WIN Semiconductors Corp.	2,645,489	11,654
Silicon Laboratories Inc.[1]	122,000	11,200
Mitel Networks Corp.[1]	1,000,000	11,020
Coupa Software Inc.[1]	126,000	9,967
Endurance International Group Holdings, Inc.[1]	1,131,400	9,956
Mercari, Inc.[1]	297,691	9,838
X-FAB Silicon Foundries SE1	1,260,947	9,736
Carel Industries SpA[1]	830,651	9,510
Vanguard International Semiconductor Corp.	4,265,000	9,499
Cypress Semiconductor Corp.	600,000	8,694
MACOM Technology Solutions Holdings, Inc.[1]	421,000	8,673
RealPage, Inc.[1]	128,000	8,435
Viavi Solutions Inc.[1]	736,000	8,346
Avast PLC[1]	2,205,000	8,148
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H1,3	2,559,500	7,961
Maxlinear, Inc.[1]	400,000	7,952
DocuSign, Inc.[1,3]	147,100	7,733
InterXion Holding NV, non-registered shares[1]	100,000	6,730
Kingboard Holdings Ltd.	2,039,000	6,655
Faraday Technology Corp.	3,581,000	6,392
Verint Systems Inc.[1]	123,000	6,162
j2 Global, Inc.	70,000	5,799
YY Inc., Class A (ADR)[1]	76,000	5,694
Bandwidth Inc., Class A1	102,500	5,491
SUNeVision Holdings Ltd.	7,500,000	5,049
RIB Software SE3	213,539	4,530
NOHMI BOSAI LTD.	184,800	4,123
Nuance Communications, Inc.[1]	232,700	4,030
Tenable Holdings, Inc.[1]	96,500	3,752
Megaport Ltd.[1,3]	1,250,000	3,406
AGTech Holdings Ltd.[1]	29,636,000	2,271
Okta, Inc., Class A1	27,263	1,918
		627,935
Consumer discretionary 14.22%
Five Below, Inc.[1]	423,000	55,015
Melco International Development Ltd.	17,379,000	34,721
GVC Holdings PLC	2,789,000	33,389
Belmond Ltd., Class A1	1,624,000	29,638
Domino’s Pizza, Inc.	100,000	29,480
Hilton Grand Vacations Inc.[1]	851,000	28,168
Cedar Fair, LP3	531,000	27,655
Entertainment One Ltd.	5,114,389	27,544
Caesars Entertainment Corp.[1,3]	2,375,836	24,352
Seria Co., Ltd.	619,426	21,916
National Vision Holdings, Inc.[1]	397,500	17,943
Mattel, Inc.	1,033,800	16,231
Vivo Energy Plc	9,610,000	16,168
Grand Canyon Education, Inc.[1]	141,000	15,905
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 190

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Texas Roadhouse, Inc.	210,000	$14,551
Vail Resorts, Inc.	49,673	13,631
Xinyi Glass Holdings Ltd.	9,585,000	12,109
Brunello Cucinelli SpA	280,865	10,941
zooplus AG, non-registered shares[1]	55,600	9,664
Paddy Power Betfair PLC	106,393	9,079
Melco Resorts & Entertainment Ltd. (ADR)	425,000	8,989
Casio Computer Co., Ltd.	520,000	8,499
Man Wah Holdings Ltd.[3]	14,118,400	8,458
Samsonite International SA	2,260,000	8,372
Zhongsheng Group Holdings Ltd.[3]	3,419,000	8,324
ServiceMaster Global Holdings, Inc.[1]	132,000	8,188
Elang Mahkota Teknologi Tbk PT	13,386,100	7,950
Brembo SpA	570,000	7,465
Gestamp Automocion SA, non-registered shares	945,000	7,154
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	664,000	7,121
Dine Brands Global, Inc.	84,920	6,905
Cie. Plastic Omnium SA	178,600	6,735
Lions Gate Entertainment Corp., Class A3	250,000	6,098
Tele Columbus AG1,3	2,000,500	5,772
Shop Apotheke Europe NV, non-registered shares[1]	112,000	5,644
Cuckoo Homesys Co., Ltd.[1]	28,563	5,498
Taiwan Paiho Ltd.	2,714,303	5,387
Cairn Homes PLC[1]	3,100,000	5,291
WE Solutions Ltd.[1,3]	40,044,000	5,115
Hyundai Wia Corp.	131,600	5,024
Cuckoo Holdings Co., Ltd.	33,836	4,911
ElringKlinger AG	421,200	4,675
TopBuild Corp.[1]	63,000	3,580
Toll Brothers, Inc.	105,000	3,468
Viomi Technology Co., Ltd. (ADR)[1,3]	360,000	3,240
Chow Sang Sang Holdings International Ltd.	1,622,000	3,187
ASOS PLC[1]	40,600	3,049
Ted Baker PLC	92,500	2,790
POLYTEC Holding AG, non-registered shares[3]	81,244	1,034
NAN LIU Enterprise Co., Ltd.	85,000	438
China Zenix Auto International Ltd. (ADR)[1]	428,500	420
Mulberry Group PLC	67,150	327
		617,208
Industrials 11.59%
Nihon M&A Center Inc.	1,646,392	49,412
International Container Terminal Services, Inc.	21,606,030	37,630
Bravida Holding AB	3,229,000	26,486
Curtiss-Wright Corp.	168,084	23,098
Rheinmetall AG	185,400	19,386
Advanced Disposal Services, Inc.[1]	712,501	19,294
Tsubaki Nakashima Co., Ltd.	828,361	17,067
Nabtesco Corp.	592,796	15,756
Grafton Group PLC, units	1,557,000	15,373
Matson, Inc.	379,000	15,024
BWX Technologies, Inc.	235,665	14,738
Johnson Electric Holdings Ltd.	5,162,000	14,573
Nolato AB, Class B	233,000	14,367
NORMA Group SE, non-registered shares	215,718	13,788
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 190

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Generac Holdings Inc.[1]	210,000	$11,846
Meggitt PLC	1,580,000	11,664
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	453,000	11,634
Fujitec Co., Ltd.	815,000	10,925
Aalberts Industries NV, non-registered shares	250,000	10,647
Amara Raja Batteries Ltd.	969,766	9,899
Carborundum Universal Ltd.	1,740,000	9,242
Air Lease Corp., Class A	200,000	9,176
Trust Tech Inc.	232,000	9,046
Bossard Holding AG	44,100	8,753
J. Kumar Infraprojects Ltd.	2,901,000	8,132
Havells India Ltd.	977,874	8,020
Coor Service Management Holding AB	955,000	7,629
Nexans SA	221,000	6,948
Instalco Intressenter AB (publ)	857,000	6,895
AKR Corporindo Tbk PT	27,823,500	6,852
KeyW Holding Corp.[1]	750,000	6,495
Klingelnberg AG1	122,000	6,216
Kratos Defense & Security Solutions, Inc.[1]	415,000	6,134
eHi Car Services Ltd. (ADR)[1,3]	517,500	5,874
PayPoint PLC	476,000	5,757
Loomis AB, Class B	150,000	4,830
Sunny Friend Environmental Technology Co., Ltd.	660,000	4,820
Avon Rubber PLC	270,000	4,540
Europcar Mobility Group SA	464,040	4,359
Befesa SA	78,000	4,044
OSRAM Licht AG	86,000	3,421
va-Q-tec AG1,3	261,071	2,425
Talgo SA, non-registered shares[1]	200,191	1,059
		503,274
Financials 8.26%
Kotak Mahindra Bank Ltd.	3,135,263	49,375
Essent Group Ltd.[1]	1,018,841	45,084
Trupanion, Inc.[1,3]	1,063,800	38,009
Cannae Holdings, Inc.[1]	1,625,000	34,044
Webster Financial Corp.	453,000	26,709
NMI Holdings, Inc.[1]	928,075	21,021
Avanza Bank Holding AB3	413,640	18,840
EFG International AG	2,231,703	17,055
Texas Capital Bancshares, Inc.[1]	186,800	15,439
Bharat Financial Inclusion Ltd.[1]	1,077,011	15,431
City Union Bank Ltd.	5,704,352	13,987
Eagle Bancorp, Inc.[1]	236,000	11,942
Close Brothers Group PLC	500,000	10,310
Fanhua Inc. (ADR)[3]	330,000	8,917
Shriram Transport Finance Co. Ltd.	502,000	7,970
VZ Holding AG	25,000	7,438
BPER Banca SpA	1,472,000	6,816
Numis Corp. PLC	1,506,229	6,577
Bank of Ireland Group PLC	469,984	3,640
		358,604
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 190

unaudited
Common stocks Energy 3.25%	Shares	Value (000)
SM Energy Co.	1,056,000	$33,296
Whitecap Resources Inc.	3,450,880	20,946
Venture Global LNG, Inc., Series C1,4,5,6,7	2,760	14,352
Saipem SpA, Class S1	2,276,000	14,027
Cactus, Inc., Class A1	330,000	12,632
Kosmos Energy Ltd.[1]	765,000	7,153
Source Energy Services Ltd.[1]	2,183,000	7,115
Nuvista Energy Ltd.[1,4,7]	1,325,000	7,078
Schoeller-Bleckmann Oilfield Equipment AG	59,800	6,558
Independence Contract Drilling, Inc.[1]	1,214,071	5,997
Concho Resources Inc.[1]	35,200	5,377
Petronet LNG Ltd.	1,700,000	5,271
Ophir Energy PLC[1]	2,620,066	1,294
		141,096
Materials 3.15%
Lundin Mining Corp.[3]	6,820,000	36,116
Allegheny Technologies Inc.[1]	774,600	22,889
Sirius Minerals PLC[1,3]	44,273,655	16,123
PolyOne Corp.	250,000	10,930
Scapa Group PLC	1,715,000	10,077
Steel Dynamics, Inc.	148,300	6,702
Indorama Ventures PCL, foreign registered	3,658,000	6,673
Tokai Carbon Co., Ltd.	312,000	6,126
CPMC Holdings Ltd.[3]	11,300,000	4,273
Navin Fluorine International Ltd.	445,388	4,241
ACC Ltd.	173,000	3,705
Arkema SA	27,400	3,394
Nevada Copper Corp.[1]	7,120,000	2,921
KOLON Industries, Inc.	50,000	2,804
		136,974
Consumer staples 2.67%
Treasury Wine Estates Ltd.	1,834,975	23,199
Varun Beverages Ltd.	1,694,987	17,276
GRUMA, SAB de CV, Series B	942,793	12,053
COSMOS Pharmaceutical Corp.	41,200	9,265
Century Pacific Food, Inc.	32,693,000	8,592
Philip Morris CR AS	10,500	7,050
BGFretail Co., Ltd.	37,400	6,929
Kernel Holding SA	493,041	6,687
Emperador Inc.	45,300,000	5,902
Sugi Holdings Co., Ltd.	100,000	4,911
Ariake Japan Co., Ltd.	49,000	4,886
HITEJINRO Co., Ltd.	305,000	4,633
Morinaga & Co., Ltd.	119,400	4,461
		115,844
Real estate 2.28%
MGM Growth Properties LLC REIT, Class A	1,277,200	37,665
WHA Corp. PCL	269,577,250	36,344
KKR Real Estate Finance Trust Inc. REIT	423,700	8,546
DoubleDragon Properties Corp.[1]	22,531,700	8,132
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 190

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
K. Wah International Holdings Ltd.	8,789,639	$4,165
Open House Co., Ltd.	81,100	3,997
		98,849
Utilities 1.40%
ENN Energy Holdings Ltd.	4,843,400	42,072
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	5,692,633	16,061
EDP - Energias do Brasil SA	877,900	2,780
		60,913
Telecommunication services 0.61%
HKBN Ltd.	4,840,000	8,297
TalkTalk Telecom Group PLC[3]	4,905,500	7,884
Euskaltel, SA, non-registered shares	630,178	4,957
Zegona Communications PLC	1,980,903	2,943
Indosat Tbk PT	12,553,900	2,570
		26,651
Miscellaneous 4.23%
Other common stocks in initial period of acquisition		183,855
Total common stocks (cost: $2,953,052,000)		3,915,259
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		4
Total rights & warrants (cost: $0)		4
Convertible bonds 0.40% Health care 0.23%	Principal amount (000)
Allogene Therapeutics Inc., convertible promissory notes, 0% 2019[4,5]	$10,000	10,000
Consumer discretionary 0.17%
Caesars Entertainment Corp., convertible notes, 5.00% 2024	4,469	7,290
Total convertible bonds (cost: $18,411,000)		17,290
Bonds, notes & other debt instruments 0.12% U.S. Treasury bonds & notes 0.12% U.S. Treasury 0.12%
U.S. Treasury 1.125% 2019	5,000	4,975
Total bonds, notes & other debt instruments (cost: $4,976,000)		4,975
Short-term securities 10.15%
Apple Inc. 2.11% due 10/10/2018[7]	25,000	24,982
Federal Home Loan Bank 1.94%–2.16% due 10/4/2018–11/27/2018	79,000	78,892
Fidelity Institutional Money Market Funds - Government Portfolio 1.81% due 8/24/2018[8]	10,100	10,100
Goldman Sachs Financial Square Government Fund 1.64% due 5/30/2018[8]	10,851	10,851
Invesco Short-Term Investments Trust - Government & Agency Portfolio 1.82% due 8/7/2018[8]	9,972	9,972
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 190

unaudited
Short-term securities	Principal amount (000)	Value (000)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.64% due 5/30/2018[8]	$8,156	$8,156
National Australia Bank Ltd. 2.05%–2.08% due 10/9/2018–10/26/2018[7]	88,400	88,289
Novartis Finance Corp. 2.03% due 10/9/2018[7]	35,900	35,876
Sumitomo Mitsui Banking Corp. 2.16%–2.21% due 10/19/2018–11/9/2018[7]	121,400	121,159
Toronto-Dominion Bank 2.29% due 12/3/2018[7]	35,200	35,051
U.S. Treasury Bills 1.97% due 11/1/2018	17,500	17,469
Total short-term securities (cost: $440,871,000)		440,797
Total investment securities 100.84% (cost: $3,417,310,000)		4,378,325
Other assets less liabilities (0.84)%		(36,360)
Net assets 100.00%		$4,341,965
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Common stocks 1.19%
Health care 1.19%
NuCana PLC (ADR)[1,3]	416,620	1,651,104	—	2,067,724	$—	$8,211	$—	$51,528
Consumer discretionary 0.00%
Hostelworld Group PLC[9]	6,212,000	—	6,212,000	—	2,632	(6,656)	437	—
Total 1.19%					$2,632	$1,555	$437	$51,528
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was on loan. The total value of all such securities was $63,691,000, which represented 1.47% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $31,434,000, which represented .72% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $326,787,000, which represented 7.53% of the net assets of the fund.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Unaffiliated issuer at 9/30/2018.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C	5/1/2015	$8,280	$14,352.33%

American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 190

unaudited
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 190

Growth Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 92.62% Information technology 30.88%	Shares	Value (000)
Facebook, Inc., Class A1	8,021,500	$1,319,216
Alphabet Inc., Class C1	713,000	850,944
Alphabet Inc., Class A1	345,500	417,046
Microsoft Corp.	11,053,700	1,264,212
Broadcom Inc.	3,528,600	870,611
ASML Holding NV (New York registered)	1,815,000	341,256
ASML Holding NV	1,199,568	224,095
Visa Inc., Class A	3,152,800	473,204
Taiwan Semiconductor Manufacturing Co., Ltd.	37,093,000	318,898
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,975,392	131,393
ServiceNow, Inc.[1]	2,000,000	391,260
Activision Blizzard, Inc.	2,752,000	228,939
Square, Inc., Class A1	2,178,000	215,644
Samsung Electronics Co., Ltd.	4,450,000	186,344
Samsung Electronics Co., Ltd., nonvoting preferred	565,000	19,279
Intel Corp.	4,020,000	190,106
Alibaba Group Holding Ltd. (ADR)[1]	1,025,000	168,879
Paycom Software, Inc.[1]	1,028,500	159,839
RingCentral, Inc., Class A1	1,433,100	133,350
Workday, Inc., Class A1	838,000	122,331
Hexagon AB, Class B	1,788,300	104,834
Jack Henry & Associates, Inc.	549,000	87,884
Murata Manufacturing Co., Ltd.	387,000	59,487
Fiserv, Inc.[1]	706,000	58,160
Apple Inc.	209,000	47,180
PayPal Holdings, Inc.[1]	513,000	45,062
Amphenol Corp., Class A	325,000	30,557
VeriSign, Inc.[1]	140,000	22,417
		8,482,427
Consumer discretionary 20.63%
Amazon.com, Inc.[1]	1,041,616	2,086,357
Netflix, Inc.[1]	2,377,600	889,531
Tesla, Inc.[1,2]	1,813,000	554,778
Home Depot, Inc.	2,383,237	493,688
NIKE, Inc., Class B	4,505,000	381,664
Charter Communications, Inc., Class A1	973,680	317,303
Comcast Corp., Class A	8,685,000	307,536
Booking Holdings Inc.[1]	109,000	216,256
Ulta Beauty, Inc.[1]	700,000	197,484
MGM Resorts International	2,175,000	60,704
Luxottica Group SpA	689,000	46,814
Norwegian Cruise Line Holdings Ltd.[1]	670,000	38,478
Domino’s Pizza, Inc.	102,800	30,305
Sturm, Ruger & Co., Inc.	357,788	24,705
American Funds Insurance Series — Growth Fund — Page 13 of 190

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Paddy Power Betfair PLC	220,000	$18,774
Newell Brands Inc.	203,250	4,126
		5,668,503
Health care 14.90%
UnitedHealth Group Inc.	3,047,600	810,784
Regeneron Pharmaceuticals, Inc.[1]	1,341,000	541,818
Intuitive Surgical, Inc.[1]	940,500	539,847
Vertex Pharmaceuticals Inc.[1]	1,990,900	383,726
Humana Inc.	993,200	336,218
Centene Corp.[1]	1,825,900	264,354
Aetna Inc.	1,030,000	208,935
Thermo Fisher Scientific Inc.	850,500	207,590
Boston Scientific Corp.[1]	3,875,000	149,187
Illumina, Inc.[1]	400,000	146,824
Express Scripts Holding Co.[1]	1,151,200	109,376
Hologic, Inc.[1]	2,190,000	89,746
ResMed Inc.	755,000	87,082
DexCom, Inc.[1]	574,500	82,176
Johnson & Johnson	527,800	72,926
Merck & Co., Inc.	700,000	49,658
Incyte Corp.[1]	171,000	11,813
		4,092,060
Financials 8.01%
Wells Fargo & Co.	8,170,454	429,439
BlackRock, Inc.	539,000	254,047
Berkshire Hathaway Inc., Class A1	410	131,200
Berkshire Hathaway Inc., Class B1	363,734	77,879
JPMorgan Chase & Co.	1,717,000	193,746
Goldman Sachs Group, Inc.	752,400	168,718
PNC Financial Services Group, Inc.	1,083,600	147,576
Legal & General Group PLC	40,158,246	137,241
Bank of America Corp.	4,015,000	118,282
Onex Corp.	1,342,800	91,828
Capital One Financial Corp.	911,100	86,491
T. Rowe Price Group, Inc.	627,500	68,510
First Republic Bank	560,000	53,760
Oaktree Capital Group, LLC	1,162,000	48,107
CME Group Inc., Class A	274,600	46,740
Arch Capital Group Ltd.[1]	1,170,000	34,878
Chubb Ltd.	250,000	33,410
MarketAxess Holdings Inc.	180,000	32,128
Fifth Third Bancorp	980,000	27,362
Morgan Stanley	411,000	19,140
		2,200,482
Energy 6.35%
Concho Resources Inc.[1]	2,211,760	337,846
EOG Resources, Inc.	2,338,400	298,310
Suncor Energy Inc.	3,588,116	138,841
Noble Energy, Inc.	4,449,000	138,764
Diamondback Energy, Inc.	949,000	128,295
Chevron Corp.	1,000,000	122,280
Halliburton Co.	2,500,000	101,325
American Funds Insurance Series — Growth Fund — Page 14 of 190

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Schlumberger Ltd.	1,650,000	$100,518
Pioneer Natural Resources Co.	475,000	82,740
Seven Generations Energy Ltd., Class A1	6,110,000	72,848
Royal Dutch Shell PLC, Class B (ADR)	760,100	53,914
Royal Dutch Shell PLC, Class A (ADR)	70,279	4,789
Tourmaline Oil Corp.	3,035,000	53,433
Cabot Oil & Gas Corp.	1,553,900	34,994
Murphy Oil Corp.	1,043,200	34,780
Enbridge Inc. (CAD denominated)[3]	664,506	21,443
Enbridge Inc. (CAD denominated)	11,325	365
Peyto Exploration & Development Corp.	2,344,000	20,198
		1,745,683
Industrials 3.44%
TransDigm Group Inc.[1]	615,800	229,262
MTU Aero Engines AG	955,103	215,242
Raytheon Co.	458,025	94,655
ASGN Inc.[1]	1,074,125	84,781
Boeing Co.	210,000	78,099
Norfolk Southern Corp.	354,000	63,897
Grafton Group PLC, units	5,926,200	58,511
Lockheed Martin Corp.	95,000	32,866
Masco Corp.	722,000	26,425
FedEx Corp.	100,000	24,079
Fortive Corp.	243,000	20,461
Northrop Grumman Corp.	54,000	17,138
		945,416
Consumer staples 1.50%
Kerry Group PLC, Class A	1,100,000	121,649
Philip Morris International Inc.	1,008,000	82,192
Costco Wholesale Corp.	341,000	80,094
Constellation Brands, Inc., Class A	215,000	46,358
Coca-Cola European Partners PLC	805,000	36,604
Coca-Cola Co.	525,000	24,250
British American Tobacco PLC	454,000	21,211
		412,358
Materials 1.12%
Sherwin-Williams Co.	216,800	98,690
Praxair, Inc.	412,000	66,221
DowDuPont Inc.	903,810	58,124
Goldcorp Inc.	5,095,000	51,969
CF Industries Holdings, Inc.	605,000	32,936
		307,940
Real estate 1.07%
Equinix, Inc. REIT	399,000	172,723
Iron Mountain Inc. REIT	2,000,000	69,040
American Tower Corp. REIT	351,000	51,000
		292,763
Utilities 0.27%
Exelon Corp.	1,705,000	74,440
American Funds Insurance Series — Growth Fund — Page 15 of 190

unaudited
Common stocks Telecommunication services 0.26%	Shares	Value (000)
T-Mobile US, Inc.[1]	1,017,000	$71,373
Miscellaneous 4.19%
Other common stocks in initial period of acquisition		1,151,728
Total common stocks (cost: $13,898,952,000)		25,445,173
Convertible stocks 0.04% Consumer discretionary 0.04%
Uber Technologies, Inc., Series F, noncumulative convertible preferred[2,4,5]	268,677	10,747
Total convertible stocks (cost: $10,650,000)		10,747
Short-term securities 7.47%	Principal amount (000)
Chevron Corp. 2.04% due 10/15/2018[3]	$24,500	24,475
CRC Funding, LLC 2.25% due 11/20/2018[3]	50,000	49,835
ExxonMobil Corp. 2.03%–2.08% due 10/16/2018–10/22/2018	125,000	124,840
Federal Home Loan Bank 1.91%–2.11% due 10/1/2018–11/28/2018	980,650	979,251
Freddie Mac 2.03% due 11/13/2018	75,000	74,810
IBM Credit LLC 2.11% due 10/23/2018[3]	13,000	12,980
Procter & Gamble Co. 2.00% due 10/5/2018[3]	25,000	24,990
Simon Property Group, LP 2.15% due 11/7/2018[3]	20,000	19,951
U.S. Treasury Bills 1.97%–2.08% due 10/18/2018–11/29/2018	744,200	742,587
Total short-term securities (cost: $2,053,910,000)		2,053,719
Total investment securities 100.13% (cost: $15,963,512,000)		27,509,639
Other assets less liabilities (0.13)%		(36,051)
Net assets 100.00%		$27,473,588
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $565,525,000, which represented 2.06% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $153,674,000, which represented .56% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, noncumulative convertible preferred	5/22/2015	$10,650	$10,747.04%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 16 of 190

International Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 87.53% Financials 14.87%	Shares	Value (000)
AIA Group Ltd.	37,525,700	$335,070
HDFC Bank Ltd.	7,804,100	215,966
HDFC Bank Ltd. (ADR)	498,647	46,923
Prudential PLC	5,142,265	117,929
Kotak Mahindra Bank Ltd.	6,186,048	97,420
Axis Bank Ltd.[1,2,3,4]	8,530,055	67,913
Axis Bank Ltd.[2]	2,091,300	17,692
Credit Suisse Group AG	5,523,789	83,020
BNP Paribas SA	1,037,058	63,467
Sberbank of Russia PJSC (ADR)	4,739,150	60,093
Barclays PLC	24,303,805	54,416
State Bank of India[2]	12,103,000	44,328
UBS Group AG	1,827,927	28,870
Hana Financial Group Inc.	704,000	28,274
HSBC Holdings PLC (HKD denominated)	3,157,616	27,912
China Construction Bank Corp., Class H	31,408,000	27,443
Banco Santander, SA	5,205,000	26,201
UniCredit SpA	1,656,000	24,926
Metropolitan Bank & Trust Co.	13,415,804	16,636
Bank of China Ltd., Class H	35,810,000	15,919
KB Financial Group Inc.	272,000	13,290
London Stock Exchange Group PLC	214,100	12,798
Intesa Sanpaolo SpA	4,735,000	12,100
RSA Insurance Group PLC	1,542,100	11,557
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,050,000	11,529
PICC Property and Casualty Co. Ltd., Class H	9,250,000	10,918
Royal Bank of Canada	135,000	10,822
Société Générale	245,575	10,541
ICICI Bank Ltd.	1,485,235	6,260
ICICI Bank Ltd. (ADR)	323,062	2,743
Itaúsa - Investimentos Itaú SA, preferred nominative	2,184,465	5,463
Aditya Birla Capital Ltd.[2]	39,808	63
		1,508,502
Industrials 14.18%
Airbus SE, non-registered shares	2,926,849	367,619
Rolls-Royce Holdings PLC[2]	10,539,900	135,646
Yamato Holdings Co., Ltd.	3,937,395	120,873
Ryanair Holdings PLC (ADR)[2]	991,700	95,243
Melrose Industries PLC	33,132,733	86,327
Safran SA	549,000	76,936
Komatsu Ltd.	2,527,300	76,873
SMC Corp.	206,100	65,955
Recruit Holdings Co., Ltd.	1,763,000	58,839
Nidec Corp.	377,200	54,263
Adani Ports & Special Economic Zone Ltd.	10,109,897	45,871
American Funds Insurance Series — International Fund — Page 17 of 190

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Jardine Matheson Holdings Ltd.	646,600	$40,574
Thales	276,000	39,207
Airports of Thailand PCL, foreign registered	18,157,000	36,774
Eiffage SA	326,000	36,397
International Container Terminal Services, Inc.	12,890,350	22,450
Rheinmetall AG	174,400	18,236
Shanghai International Airport Co., Ltd., Class A	1,758,757	15,022
Babcock International Group PLC	1,574,000	14,833
BAE Systems PLC	1,141,000	9,366
Kawasaki Heavy Industries, Ltd.	300,000	8,463
Geberit AG	16,800	7,792
Alliance Global Group, Inc.[2]	20,000,000	4,620
		1,438,179
Health care 11.78%
Novartis AG	2,837,000	243,981
Shire PLC	2,510,150	151,268
Teva Pharmaceutical Industries Ltd. (ADR)	6,910,598	148,854
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,026,230	64,088
Grifols, SA, Class A, non-registered shares	881,000	24,815
Grifols, SA, Class B (ADR)	793,690	16,961
Daiichi Sankyo Co., Ltd.	2,160,000	93,628
Chugai Pharmaceutical Co., Ltd.	1,434,500	92,166
Fresenius SE & Co. KGaA	1,193,000	87,596
Hikma Pharmaceuticals PLC	3,044,380	73,409
Essilor International SA	478,300	70,777
Sysmex Corp.	549,000	47,256
Merck KGaA	420,900	43,493
Fresenius Medical Care AG & Co. KGaA	351,000	36,099
		1,194,391
Information technology 11.20%
Samsung Electronics Co., Ltd.	5,755,950	241,031
Tencent Holdings Ltd.	4,992,087	206,103
Alibaba Group Holding Ltd. (ADR)[2]	1,104,000	181,895
ASML Holding NV	442,174	82,604
Nintendo Co., Ltd.	216,239	78,906
Worldpay, Inc., Class A (GBP denominated)[2]	512,797	51,719
Meituan Dianping, Class B2	5,258,200	46,178
SK hynix, Inc.	536,000	35,323
Keyence Corp.	50,800	29,500
Lenovo Group Ltd.	35,002,000	25,575
Tokyo Electron Ltd.	177,200	24,345
Taiwan Semiconductor Manufacturing Co., Ltd.	2,640,000	22,697
Hamamatsu Photonics KK	562,688	22,409
Murata Manufacturing Co., Ltd.	124,000	19,061
Xiaomi Corp., Class B2	9,538,400	18,886
MercadoLibre, Inc.	53,000	18,045
United Internet AG	275,000	13,011
United Microelectronics Corp.	19,000,000	10,050
AAC Technologies Holdings Inc.	825,246	8,570
		1,135,908
American Funds Insurance Series — International Fund — Page 18 of 190

unaudited
Common stocks Consumer discretionary 9.16%	Shares	Value (000)
Galaxy Entertainment Group Ltd.	18,284,000	$115,963
Kering SA	135,638	72,710
Ryohin Keikaku Co., Ltd.	233,400	69,432
Industria de Diseño Textil, SA	2,266,027	68,695
Hyundai Motor Co.	517,100	60,369
Altice USA, Inc., Class A	3,195,600	57,968
Naspers Ltd., Class N	256,700	55,395
Sands China Ltd.	11,098,000	50,256
Melco Resorts & Entertainment Ltd. (ADR)	1,818,400	38,459
Nitori Holdings Co., Ltd.	263,000	37,719
Altice Europe NV, Class A2	11,574,287	31,217
Altice Europe NV, Class B2	1,077,927	2,894
Merlin Entertainments PLC	5,390,000	28,129
Hyundai Mobis Co., Ltd.	133,600	27,461
William Hill PLC	6,980,000	22,935
Toyota Motor Corp.	325,800	20,345
Sony Corp.	329,500	20,201
Kingfisher PLC	5,851,000	19,676
Ctrip.com International, Ltd. (ADR)[2]	528,600	19,648
Techtronic Industries Co. Ltd.	3,045,000	19,448
ITV PLC	8,441,291	17,367
Midea Group Co., Ltd., Class A1,5	2,786,940	16,323
Li & Fung Ltd.	60,242,000	13,467
Petrobras Distribuidora S.A.	2,449,000	11,825
LVMH Moët Hennessy-Louis Vuitton SE	29,050	10,274
Volkswagen AG, nonvoting preferred	48,000	8,449
B&M European Value Retail SA	1,543,700	7,783
Global Brands Group Holding Ltd.[2]	83,074,000	4,351
		928,759
Consumer staples 6.79%
Pernod Ricard SA	643,337	105,544
Nestlé SA	1,003,500	83,662
Kirin Holdings Co., Ltd.	3,139,000	80,423
British American Tobacco PLC	1,691,200	79,013
AMOREPACIFIC Corp.	250,474	58,935
Associated British Foods PLC	1,615,788	48,228
Treasury Wine Estates Ltd.	3,244,300	41,017
Thai Beverage PCL	77,359,500	38,480
Meiji Holdings Co., Ltd.	456,400	30,649
Imperial Brands PLC	760,000	26,458
LG Household & Health Care Ltd.	19,000	21,856
Philip Morris International Inc.	240,694	19,626
KOSÉ Corp.	92,600	17,645
Kao Corp.	184,000	14,857
Wal-Mart de México, SAB de CV, Series V	4,463,900	13,603
Glanbia PLC	490,527	8,452
AMOREPACIFIC Group	6,015	506
		688,954
Materials 6.37%
Asahi Kasei Corp.	10,571,780	160,317
Vale SA, ordinary nominative (ADR)	6,875,266	102,029
Vale SA, ordinary nominative	102,481	1,518
Glencore PLC	18,914,000	81,772
American Funds Insurance Series — International Fund — Page 19 of 190

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Teck Resources Ltd., Class B	2,769,100	$66,738
First Quantum Minerals Ltd.	5,407,000	61,578
Akzo Nobel NV	379,401	35,478
Linde AG, non-registered shares	95,000	22,468
Grasim Industries Ltd.	1,543,728	21,754
ArcelorMittal SA	582,000	18,109
Ambuja Cements Ltd.	5,704,000	17,590
CRH PLC	532,291	17,416
BASF SE	160,500	14,265
Evonik Industries AG	268,010	9,600
Fortescue Metals Group Ltd.	2,860,000	8,104
Hindalco Industries Ltd.	2,167,000	6,865
		645,601
Energy 4.82%
Royal Dutch Shell PLC, Class B	3,191,000	111,840
Royal Dutch Shell PLC, Class A (GBP denominated)	1,440,256	49,493
Oil Search Ltd.	8,643,000	56,416
Suncor Energy Inc.	1,433,000	55,449
TOTAL SA	742,062	48,110
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	2,581,000	26,997
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,478,000	12,941
Canadian Natural Resources, Ltd. (CAD denominated)	1,145,000	37,409
Saipem SpA, Class S2	4,409,000	27,172
Cenovus Energy Inc.	2,152,000	21,609
BP PLC	2,728,761	20,959
Enbridge Inc. (CAD denominated)	460,595	14,863
Enbridge Inc. (CAD denominated)[4]	160,859	5,191
		488,449
Utilities 4.04%
ENN Energy Holdings Ltd.	14,004,000	121,644
Ørsted AS	1,235,208	83,906
China Gas Holdings Ltd.	24,134,000	68,286
ENGIE SA	2,775,757	40,817
ENGIE SA, bonus shares[1]	302,758	4,452
Naturgy Energy Group, SA	1,382,000	37,724
China Resources Gas Group Ltd.	8,912,000	36,259
SSE PLC	1,110,955	16,594
		409,682
Telecommunication services 2.14%
SoftBank Group Corp.	1,283,900	129,610
Nippon Telegraph and Telephone Corp.	1,071,000	48,375
BT Group PLC	7,523,000	22,092
TalkTalk Telecom Group PLC	5,624,000	9,038
Intouch Holdings PCL, foreign registered	4,631,000	7,733
		216,848
Real estate 1.44%
Ayala Land, Inc.	58,363,700	43,262
Sun Hung Kai Properties Ltd.	2,951,666	42,984
China Overseas Land & Investment Ltd.	11,208,000	35,077
American Funds Insurance Series — International Fund — Page 20 of 190

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
China Resources Land Ltd.	3,930,000	$13,755
CK Asset Holdings Ltd.	1,442,000	10,822
		145,900
Miscellaneous 0.74%
Other common stocks in initial period of acquisition		75,624
Total common stocks (cost: $7,307,466,000)		8,876,797
Rights & warrants 0.14% Miscellaneous 0.14%
Other rights & warrants in initial period of acquisition		13,857
Total rights & warrants (cost: $13,714,000)		13,857
Bonds, notes & other debt instruments 0.75% Corporate bonds & notes 0.45% Materials 0.28%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[4]	$3,725	3,690
First Quantum Minerals Ltd. 7.25% 2022[4]	25,720	25,270
		28,960
Financials 0.09%
Turkiye Garanti Bankasi AS 5.875% 2023	1,700	1,575
Turkiye Garanti Bankasi AS 6.125% 2027[6]	9,000	7,585
		9,160
Consumer staples 0.08%
JBS ESAL LLC 6.25% 2023	6,155	6,117
JBS SA 7.25% 2024	1,845	1,884
		8,001
Total corporate bonds & notes		46,121
Bonds & notes of governments & government agencies outside the U.S. 0.30%
Brazil (Federative Republic of) 0% 2021	BRL42,802	8,178
Brazil (Federative Republic of) 0% 2022	4,000	719
Brazil (Federative Republic of) 10.00% 2027	8,345	1,899
Turkey (Republic of) 7.10% 2023	TRY71,125	7,319
Turkey (Republic of) 9.00% 2024	9,100	1,099
United Mexican States, Series M, 8.00% 2023	MXN203,000	10,962
		30,176
Total bonds, notes & other debt instruments (cost: $69,353,000)		76,297
Short-term securities 11.14%
American Honda Finance Corp. 2.22% due 12/6/2018	$40,000	39,824
Australia & New Zealand Banking Group, Ltd. 2.26% due 12/19/2018[4]	100,000	99,479
Bank of Montreal 2.24% due 11/27/2018	30,000	29,885
Canadian Imperial Bank of Commerce 2.13% due 10/1/2018[4]	11,900	11,898
DBS Bank Ltd. 2.33% due 12/21/2018[4]	30,000	29,836
Essilor International 2.20% due 10/29/2018[4]	20,000	19,962
Fairway Finance Corp. 2.14%–2.24% due 11/16/2018–12/10/2018[4]	45,000	44,829
American Funds Insurance Series — International Fund — Page 21 of 190

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.91%–2.11% due 10/2/2018–12/5/2018	$340,000	$339,504
Freddie Mac 1.97% due 10/18/2018	30,000	29,970
John Deere Financial Ltd. 2.03% due 10/11/2018[4]	25,000	24,980
Liberty Street Funding Corp. 2.26% due 12/4/2018[4]	32,800	32,661
Mizuho Bank, Ltd. 2.25%–2.28% due 10/18/2018–12/17/2018[4]	105,000	104,537
Nordea Bank AB 2.23%–2.30% due 12/13/2018–12/19/2018[4]	75,000	74,632
Starbird Funding Corp. 2.28% due 11/9/2018[4]	25,000	24,935
Sumitomo Mitsui Banking Corp. 2.13% due 10/19/2018[4]	37,342	37,294
Swedbank AB 2.30% due 12/27/2018	20,000	19,886
Toronto-Dominion Bank 2.30% due 12/18/2018[4]	50,000	49,737
U.S. Treasury Bills 1.99% due 11/8/2018	74,900	74,736
Wal-Mart Stores, Inc. 2.00% due 10/9/2018[4]	30,000	29,980
Westpac Banking Corp. 2.19% due 11/21/2018[4]	11,000	10,963
Total short-term securities (cost: $1,129,716,000)		1,129,528
Total investment securities 99.56% (cost: $8,520,249,000)		10,096,479
Other assets less liabilities 0.44%		44,593
Net assets 100.00%		$10,141,072
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD38,619	INR2,825,000	Morgan Stanley	10/30/2018	$(182)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $102,545,000, which represented 1.01% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $697,787,000, which represented 6.88% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Step bond; coupon rate may change at a later date.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	1/15/2013-12/18/2017	$60,701	$67,913.67%

Key to abbreviations and symbol
ADR = American Depositary Receipts	GBP = British pounds	MXN = Mexican pesos
BRL = Brazilian reais	HKD = Hong Kong dollars	TRY = Turkish lira
CAD = Canadian dollars	INR = Indian rupees	USD/$ = U.S. dollars
American Funds Insurance Series — International Fund — Page 22 of 190

New World Fund®
Investment portfolio
September 30, 2018
unaudited
Common stocks 77.52% Information technology 21.87%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	9,770,000	$83,995
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	500,000	22,080
Alphabet Inc., Class C1	42,900	51,200
Alphabet Inc., Class A1	16,900	20,400
PagSeguro Digital Ltd., Class A1	2,575,416	71,262
Alibaba Group Holding Ltd. (ADR)[1]	355,237	58,529
Broadcom Inc.	161,150	39,761
Temenos AG	204,800	33,222
Murata Manufacturing Co., Ltd.	181,300	27,868
Tencent Holdings Ltd.	646,600	26,695
Microsoft Corp.	232,100	26,545
Samsung Electronics Co., Ltd.	383,000	16,038
Samsung Electronics Co., Ltd., nonvoting preferred	149,500	5,101
Keyence Corp.	35,800	20,789
EPAM Systems, Inc.[1]	149,100	20,531
Visa Inc., Class A	132,000	19,812
Mastercard Inc., Class A	85,500	19,033
AAC Technologies Holdings Inc.	1,731,100	17,978
Amadeus IT Group SA, Class A, non-registered shares	191,300	17,773
TravelSky Technology Ltd., Class H	5,384,448	13,997
Applied Materials, Inc.	350,000	13,528
Meituan Dianping, Class B1	1,092,800	9,597
Meituan Dianping, Class B1,2,3	239,754	1,895
Infineon Technologies AG	493,600	11,216
MercadoLibre, Inc.	27,100	9,227
Largan Precision Co., Ltd.	73,000	8,691
ASML Holding NV	43,400	8,108
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	1,876,487	7,838
Facebook, Inc., Class A1	47,500	7,812
Hexagon AB, Class B	124,840	7,318
Halma PLC	357,600	6,735
Sunny Optical Technology (Group) Co., Ltd.	469,000	5,410
Activision Blizzard, Inc.	54,000	4,492
Baidu, Inc., Class A (ADR)[1]	15,800	3,613
VeriSign, Inc.[1]	18,000	2,882
Intel Corp.	56,460	2,670
Renesas Electronics Corp.[1]	259,000	1,619
United Microelectronics Corp.	615	—[4]
		725,260
Financials 10.04%
HDFC Bank Ltd.	2,600,450	71,964
AIA Group Ltd.	6,007,600	53,642
B3 SA - Brasil, Bolsa, Balcao	7,585,200	43,950
Industrial and Commercial Bank of China Ltd., Class H	27,600,000	20,167
Shriram Transport Finance Co. Ltd.	1,150,000	18,259
American Funds Insurance Series — New World Fund — Page 23 of 190

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Common stocks Financials (continued)	Shares	Value (000)
UniCredit SpA	1,123,984	$16,918
Sberbank of Russia	1,310,500	16,546
HSBC Holdings PLC (GBP denominated)	1,500,000	13,095
Grupo Financiero Galicia SA, Class B (ADR)	469,000	11,927
Kotak Mahindra Bank Ltd.	670,000	10,551
Credicorp Ltd.	44,900	10,016
PICC Property and Casualty Co. Ltd., Class H	8,320,000	9,820
Capitec Bank Holdings Ltd.	127,876	9,262
Bank Central Asia Tbk PT	5,704,000	9,244
Vietnam Technological and Commercial Joint Stock Bank (dba Techcombank)[1,2]	5,805,516	7,827
Moscow Exchange MICEX-RTS PJSC	3,900,000	5,786
Prudential PLC	112,000	2,569
Ayala Corp.	89,000	1,529
China Construction Bank Corp., Class H	535	—[4]
		333,072
Energy 8.97%
Reliance Industries Ltd.	12,002,790	208,289
Royal Dutch Shell PLC, Class B	1,050,000	36,801
Royal Dutch Shell PLC, Class A (GBP denominated)	21,628	743
LUKOIL Oil Co. PJSC (ADR)	303,000	23,240
CNOOC Ltd.	3,645,000	7,217
Occidental Petroleum Corp.	87,000	7,149
Baker Hughes, a GE Co., Class A	190,000	6,428
Noble Energy, Inc.	125,000	3,899
Oil Search Ltd.	566,900	3,700
		297,466
Consumer discretionary 8.79%
Sony Corp.	700,000	42,917
Pinduoduo Inc. (ADR)[1]	1,409,600	37,058
MakeMyTrip Ltd., non-registered shares[1]	793,500	21,782
Melco Resorts & Entertainment Ltd. (ADR)	889,000	18,802
General Motors Co.	542,000	18,249
Samsonite International SA	4,873,000	18,052
Eicher Motors Ltd.	43,100	14,380
Maruti Suzuki India Ltd.	132,500	13,431
Domino’s Pizza, Inc.	42,100	12,411
Brilliance China Automotive Holdings Ltd.	7,184,000	11,618
Ferrari NV	81,300	11,195
Ctrip.com International, Ltd. (ADR)[1]	266,200	9,895
Kroton Educacional SA, ordinary nominative	3,314,000	9,355
Midea Group Co., Ltd., Class A2,5	1,550,000	9,078
Hermès International	11,700	7,751
Naspers Ltd., Class N	30,500	6,582
NIKE, Inc., Class B	54,000	4,575
Booking Holdings Inc.[1]	1,500	2,976
Wynn Macau, Ltd.	1,200,000	2,759
Suzuki Motor Corp.	47,000	2,692
Marriott International, Inc., Class A	18,800	2,482
Twenty-First Century Fox, Inc., Class A	51,200	2,372
Motherson Sumi Systems Ltd.	534,041	1,892
TVS Motor Co Ltd.	243,000	1,877
Accor SA	35,000	1,797
MGM Resorts International	60,000	1,675
American Funds Insurance Series — New World Fund — Page 24 of 190

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Common stocks Consumer discretionary (continued)	Shares	Value (000)
Valeo SA, non-registered shares	35,000	$1,520
GVC Holdings PLC	115,000	1,377
Vivo Energy Plc	670,000	1,127
		291,677
Health care 7.77%
Yunnan Baiyao Group Co., Ltd., Class A2,5	2,730,912	29,318
BioMarin Pharmaceutical Inc.[1]	275,000	26,667
CSL Ltd.	135,553	19,706
Ping An Healthcare and Technology Co. Ltd., Class H1,2,3	3,008,000	19,292
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,748,518	16,137
Hypera SA, ordinary nominative	2,248,200	15,877
Carl Zeiss Meditec AG, non-registered shares	172,500	14,520
Koninklijke Philips NV	294,500	13,416
Abbott Laboratories	175,000	12,838
Asahi Intecc Co., Ltd.	270,300	11,800
bioMérieux SA	134,200	11,187
AbbVie Inc.	111,000	10,498
Teva Pharmaceutical Industries Ltd. (ADR)	465,000	10,016
Genscript Biotech Corp.[1]	5,203,735	8,788
Straumann Holding AG	10,200	7,670
Thermo Fisher Scientific Inc.	21,000	5,126
WuXi Biologics (Cayman) Inc.[1]	456,000	4,610
Merck & Co., Inc.	62,000	4,398
AstraZeneca PLC	53,500	4,158
NMC Health PLC	85,000	3,760
Zoetis Inc., Class A	40,000	3,662
Elanco Animal Health Inc.[1]	61,300	2,139
Novartis AG	24,600	2,116
		257,699
Materials 5.88%
Vale SA, ordinary nominative	4,093,786	60,638
First Quantum Minerals Ltd.	3,305,000	37,639
China Hongqiao Group Ltd.	25,437,500	16,897
DowDuPont Inc.	250,000	16,077
ArcelorMittal SA	430,000	13,380
Klabin SA, units	1,984,400	9,773
Rio Tinto PLC	182,000	9,204
Shin-Etsu Chemical Co., Ltd.	101,800	9,018
En+ Group PLC (GDR)[2,3]	1,886,800	8,799
Glencore PLC	999,000	4,319
Koninklijke DSM NV	34,000	3,602
Dalmia Bharat Ltd.[1]	90,803	2,906
Air Products and Chemicals, Inc.	17,000	2,840
		195,092
Consumer staples 4.96%
British American Tobacco PLC	1,529,000	71,435
Nestlé SA	253,196	21,109
GRUMA, SAB de CV, Series B	1,130,100	14,447
Kweichow Moutai Co., Ltd., Class A	134,993	14,322
Pigeon Corp.	201,600	11,356
Godrej Consumer Products Ltd.	997,650	10,579
a2 Milk Co. Ltd.[1]	713,228	5,279
American Funds Insurance Series — New World Fund — Page 25 of 190

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Common stocks Consumer staples (continued)	Shares	Value (000)
Chongqing Fuling Zhacai Group Co., Ltd., Class A	1,122,000	$4,248
Fomento Económico Mexicano, SAB de CV	302,000	2,988
Lenta Ltd. (GDR)[1]	547,000	1,936
Lenta Ltd. (GDR)[1,3]	244,500	866
Coca-Cola HBC AG (CDI)	67,000	2,282
Coca-Cola FEMSA, SAB de CV, Series L	329,000	2,009
CP ALL PCL, foreign registered	768,000	1,639
		164,495
Industrials 4.55%
Airbus SE, non-registered shares	268,229	33,690
Azul SA, preference share (ADR)[1]	866,446	15,414
Azul SA, preference shares[1]	838,500	4,993
Nidec Corp.	140,400	20,198
Shanghai International Airport Co., Ltd., Class A	1,999,972	17,083
BAE Systems PLC	2,045,500	16,791
Deutsche Post AG	350,000	12,480
Edenred SA	211,700	8,069
Rumo SA1	2,038,000	7,559
Boeing Co.	13,000	4,835
MTU Aero Engines AG	20,500	4,620
Ryanair Holdings PLC (ADR)[1]	30,000	2,881
Johnson Controls International PLC	66,000	2,310
		150,923
Real estate 1.24%
American Tower Corp. REIT	213,800	31,065
Vinhomes JSC[1]	1,364,980	6,202
Central Pattana PCL, foreign registered	820,000	2,105
Fibra Uno Administración, SA de CV REIT	1,297,496	1,706
Ayala Land, Inc., preference shares[1,2,5]	15,000,000	25
		41,103
Telecommunication services 0.88%
China Unicom (Hong Kong) Ltd.	17,044,000	20,074
China Tower Corp. Ltd., Class H1	37,500,000	5,461
SoftBank Group Corp.	35,000	3,533
		29,068
Utilities 0.85%
ENN Energy Holdings Ltd.	1,293,000	11,231
Pampa Energía SA (ADR)[1]	310,000	9,626
China Resources Gas Group Ltd.	1,062,000	4,321
Infraestructura Energética Nova, SAB de CV	599,863	2,981
		28,159
Miscellaneous 1.72%
Other common stocks in initial period of acquisition		57,082
Total common stocks (cost: $2,134,579,000)		2,571,096
American Funds Insurance Series — New World Fund — Page 26 of 190

unaudited
Rights & warrants 0.12% Consumer staples 0.12%	Shares	Value (000)
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[2,3]	348,300	$4,009
Total rights & warrants (cost: $3,452,000)		4,009
Bonds, notes & other debt instruments 2.83% Bonds & notes of governments & government agencies outside the U.S. 2.33%	Principal amount (000)
Argentine Republic 2.50% 2021[6]	ARS8,320	179
Argentine Republic 6.875% 2021	$700	672
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 27.947% 2022[7]	ARS3,831	91
Argentine Republic 7.50% 2026	$525	469
Argentine Republic 8.28% 2033[8,9]	1,318	1,196
Argentine Republic 0% 2035	5,800	238
Bahrain (Kingdom of) 6.75% 2029[3]	300	292
Brazil (Federative Republic of) 0% 2021	BRL7,100	1,357
Brazil (Federative Republic of) 10.00% 2023	1,000	241
Brazil (Federative Republic of) 10.00% 2025	3,800	888
Brazil (Federative Republic of) Global 5.625% 2047	$1,995	1,771
Buenos Aires (City of) 8.95% 2021[8]	1,055	1,060
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 35.686% 2028[7]	ARS10,899	231
Colombia (Republic of) 4.50% 2026	$250	255
Cote d’Ivoire (Republic of) 5.25% 2030[8]	€1,100	1,218
Cote d’Ivoire (Republic of) 5.75% 2032[8,10]	$925	877
Dominican Republic 7.50% 2021[8]	800	839
Dominican Republic 5.50% 2025[3]	970	976
Dominican Republic 10.375% 2026	DOP24,000	481
Dominican Republic 8.625% 2027[3,8]	$575	658
Dominican Republic 11.25% 2027	DOP22,900	484
Dominican Republic 7.45% 2044[3]	$1,125	1,204
Dominican Republic 7.45% 2044	1,100	1,177
Dominican Republic 6.85% 2045[3]	500	508
Egypt (Arab Republic of) 5.577% 2023[3]	500	486
Egypt (Arab Republic of) 17.20% 2023	EGP19,700	1,049
Egypt (Arab Republic of) 7.50% 2027[3]	$640	653
Egypt (Arab Republic of) 6.588% 2028[3]	500	480
Egypt (Arab Republic of) 8.50% 2047	1,000	1,007
Egypt (Arab Republic of) 8.50% 2047[3]	490	493
Guatemala (Republic of) 4.375% 2027	1,100	1,035
Honduras (Republic of) 6.25% 2027	1,000	1,031
Hungary 5.75% 2023	1,900	2,061
India (Republic of) 8.40% 2024	INR52,100	727
India (Republic of) 7.59% 2029	46,280	611
India (Republic of) 7.61% 2030	145,440	1,929
India (Republic of) 7.88% 2030	25,000	337
Indonesia (Republic of) 4.875% 2021	$1,500	1,548
Indonesia (Republic of) 3.75% 2022	2,100	2,087
Indonesia (Republic of) 4.75% 2026[3]	2,100	2,133
Indonesia (Republic of) 5.25% 2042	550	562
Iraq (Republic of) 6.752% 2023	1,000	1,002
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	230	226
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	230	219
Kazakhstan (Republic of) 5.125% 2025[3]	900	971
Kazakhstan (Republic of) 6.50% 2045[3]	800	988
Kenya (Republic of) 6.875% 2024	1,350	1,356
Kenya (Republic of) 6.875% 2024[3]	900	904
American Funds Insurance Series — New World Fund — Page 27 of 190

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kuwait (State of) 2.75% 2022[3]	$550	$538
Morocco (Kingdom of) 4.25% 2022	1,400	1,405
Morocco (Kingdom of) 4.25% 2022[3]	250	251
Morocco (Kingdom of) 5.50% 2042	2,200	2,315
Nigeria (Republic of) 6.375% 2023	1,525	1,551
Pakistan (Islamic Republic of) 5.50% 2021[3]	900	875
Pakistan (Islamic Republic of) 8.25% 2024	300	314
Pakistan (Islamic Republic of) 8.25% 2025[3]	410	428
Pakistan (Islamic Republic of) 6.875% 2027[3]	500	476
Panama (Republic of) 4.50% 2047[8]	2,075	2,083
Paraguay (Republic of) 4.625% 2023	250	253
Paraguay (Republic of) 5.00% 2026[3]	500	509
Paraguay (Republic of) 5.00% 2026	500	509
Paraguay (Republic of) 4.70% 2027[3]	800	800
Paraguay (Republic of) 4.70% 2027	500	500
Paraguay (Republic of) 5.60% 2048[3]	230	229
Peru (Republic of) 2.75% 2026	€855	1,087
Peru (Republic of) 6.55% 2037[8]	$382	484
Peru (Republic of) 5.625% 2050	130	155
Poland (Republic of) 3.25% 2026	300	292
Qatar (State of) 4.50% 2028[3]	1,500	1,547
Romania 5.125% 2048[3]	400	395
Russian Federation 7.50% 2021	RUB42,900	650
Russian Federation 7.00% 2023	49,000	722
Russian Federation 4.375% 2029[3]	$1,000	961
Saudi Arabia (Kingdom of) 2.375% 2021[3]	375	362
Saudi Arabia (Kingdom of) 2.894% 2022[3]	1,000	976
Saudi Arabia (Kingdom of) 3.25% 2026[3]	810	763
Saudi Arabia (Kingdom of) 3.625% 2028[3]	800	764
Senegal (Republic of) 4.75% 2028[8]	€1,000	1,127
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR6,600	506
South Africa (Republic of), Series R-214, 6.50% 2041	14,450	712
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	401
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	247
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	200	197
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	392
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	200	198
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,010	997
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[3]	200	188
Turkey (Republic of) 4.875% 2026	1,820	1,565
Turkey (Republic of) 6.75% 2040	1,000	896
Turkey (Republic of) 6.00% 2041	650	537
Turkey (Republic of) 4.875% 2043	300	220
United Mexican States 4.00% 2023	932	939
United Mexican States 4.15% 2027	700	690
United Mexican States 4.35% 2047	540	491
United Mexican States 5.75% 2110	140	142
United Mexican States, Series M, 6.50% 2021	MXN7,500	389
United Mexican States, Series M, 6.50% 2022	19,500	1,001
United Mexican States, Series M20, 10.00% 2024	11,000	652
United Mexican States, Series M, 5.75% 2026	10,000	472
United Mexican States, Series M, 7.75% 2042	5,600	288
Venezuela (Bolivarian Republic of) 7.75% 2019[7]	$852	227
Venezuela (Bolivarian Republic of) 6.00% 2020[7]	256	69
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	43	12
American Funds Insurance Series — New World Fund — Page 28 of 190

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 9.00% 2023	$340	$93
Venezuela (Bolivarian Republic of) 8.25% 2024	171	46
Venezuela (Bolivarian Republic of) 7.65% 2025[7]	43	12
Venezuela (Bolivarian Republic of) 11.75% 2026	64	18
Venezuela (Bolivarian Republic of) 9.25% 2027	170	48
Venezuela (Bolivarian Republic of) 9.25% 2028	85	23
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	106	30
		77,276
Corporate bonds & notes 0.50% Energy 0.21%
Gazprom OJSC 6.51% 2022[3]	600	633
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	300	300
Petrobras Global Finance Co. 6.125% 2022	218	226
Petrobras Global Finance Co. 4.375% 2023	310	295
Petrobras Global Finance Co. 6.25% 2024	90	91
Petrobras Global Finance Co. 8.75% 2026	850	932
Petrobras Global Finance Co. 5.75% 2029	1,095	980
Petrobras Global Finance Co. 6.85% 2115	890	765
Petróleos Mexicanos 6.375% 2021	505	531
Petróleos Mexicanos 3.50% 2023	145	138
Petróleos Mexicanos 6.875% 2026	600	634
Petróleos Mexicanos 6.35% 2048[3]	612	564
YPF SA 8.50% 2025[3]	860	842
		6,931
Utilities 0.14%
Cemig Geração e Transmissão SA 9.25% 2024[3]	480	496
Enel Chile SA 4.875% 2028	720	728
Eskom Holdings Ltd. 5.75% 2021[3]	985	961
State Grid Overseas Investment Ltd. 3.50% 2027[3]	2,500	2,384
		4,569
Financials 0.07%
BBVA Bancomer SA 6.50% 2021[3]	525	550
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,197
VEB Finance Ltd. 6.902% 2020	600	604
		2,351
Industrials 0.03%
DP World Crescent 4.848% 2028[3]	835	829
Lima Metro Line Finance Ltd. 5.875% 2034[3,8]	335	348
		1,177
Health care 0.02%
Teva Pharmaceutical Finance Co. BV 3.15% 2026	700	583
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 2021[3]	590	558
Telecommunication services 0.01%
Digicel Group Ltd. 6.00% 2021[3]	350	326
American Funds Insurance Series — New World Fund — Page 29 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.00%	Principal amount (000)	Value (000)
Vale SA 6.25% 2026	$131	$144
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	77
Total corporate bonds & notes		16,716
Total bonds, notes & other debt instruments (cost: $98,872,000)		93,992
Short-term securities 19.15%
Australia & New Zealand Banking Group, Ltd. 2.20% due 12/17/2018[3]	$62,000	61,685
Egyptian Treasury Bills 16.30%–16.82% due 12/11/2018–1/22/2019	EGP31,850	1,697
Federal Home Loan Bank 1.91%–2.08% due 10/2/2018–11/19/2018	$210,100	209,841
Freddie Mac 1.95%–1.98% due 10/18/2018–11/2/2018	60,000	59,931
Hydro-Québec 2.02% due 10/2/2018[3]	30,000	29,993
Mizuho Bank, Ltd. 2.18% due 11/20/2018[3]	78,100	77,844
National Australia Bank Ltd. 2.08% due 10/4/2018–10/9/2018[3]	83,800	83,763
Nigerian Treasury Bills 11.30%–13.04% due 1/3/2019–9/19/2019	NGN433,730	1,102
Québec (Province of) 2.11% due 11/13/2018[3]	$19,600	19,545
Sumitomo Mitsui Banking Corp. 2.16%–2.20% due 10/19/2018–11/9/2018[3]	43,000	42,907
Total Capital SA 2.13% due 10/1/2018[3]	46,900	46,892
Total short-term securities (cost: $635,311,000)		635,200
Total investment securities 99.62% (cost: $2,872,214,000)		3,304,297
Other assets less liabilities 0.38%		12,636
Net assets 100.00%		$3,316,933
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
INR122,000	USD1,677	Citibank	10/15/2018	$2
USD3,961	INR289,525	JPMorgan Chase	10/15/2018	(24)
USD131	BRL550	JPMorgan Chase	10/17/2018	(4)
USD108	MXN2,100	Citibank	10/17/2018	(4)
USD717	BRL3,000	Citibank	10/17/2018	(24)
USD1,511	BRL6,300	Citibank	10/18/2018	(46)
USD1,107	ZAR16,605	JPMorgan Chase	10/19/2018	(64)
USD1,639	INR120,000	Citibank	10/24/2018	(11)
USD1,548	INR112,350	JPMorgan Chase	10/29/2018	5
USD968	EUR805	Bank of America, N.A.	12/13/2018	27
USD406	EUR320	Citibank	3/6/2019	29
USD531	EUR415	Goldman Sachs	3/8/2019	42
American Funds Insurance Series — New World Fund — Page 30 of 190

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD323	EUR255	Goldman Sachs	3/8/2019	$22
USD1,396	EUR1,100	JPMorgan Chase	3/15/2019	100
				$50
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $80,243,000, which represented 2.42% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $428,431,000, which represented 12.92% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Value determined using significant unobservable inputs.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Step bond; coupon rate may change at a later date.

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CDI = CREST Depository Interest
dba = doing business as
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
MXN = Mexican pesos
NGN = Nigerian naira
RUB = Russian rubles
USD/$ = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 31 of 190

Blue Chip Income and Growth Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 98.43% Health care 23.21%	Shares	Value (000)
AbbVie Inc.	6,711,500	$634,774
Abbott Laboratories	4,944,863	362,755
Amgen Inc.	1,616,800	335,146
Gilead Sciences, Inc.	3,569,312	275,587
Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	233,360
Medtronic PLC	900,000	88,533
Bristol-Myers Squibb Co.	1,125,000	69,840
Merck & Co., Inc.	500,000	35,470
Thermo Fisher Scientific Inc.	144,600	35,294
UnitedHealth Group Inc.	131,000	34,851
Stryker Corp.	188,800	33,546
Humana Inc.	73,000	24,712
		2,163,868
Information technology 17.76%
QUALCOMM Inc.	5,253,500	378,410
Microsoft Corp.	2,805,000	320,808
Intel Corp.	5,628,200	266,158
Alphabet Inc., Class A1	179,550	216,731
Alphabet Inc., Class C1	17,500	20,886
Facebook, Inc., Class A1	964,000	158,539
Apple Inc.	624,180	140,902
Texas Instruments Inc.	780,000	83,686
Mastercard Inc., Class A	232,000	51,646
Applied Materials, Inc.	459,000	17,740
		1,655,506
Consumer staples 13.95%
Altria Group, Inc.	5,605,000	338,038
Philip Morris International Inc.	3,492,900	284,811
British American Tobacco PLC (ADR)	3,152,912	147,020
Costco Wholesale Corp.	606,255	142,397
Lamb Weston Holdings, Inc.	1,317,900	87,772
Coca-Cola Co.	1,250,000	57,737
Kimberly-Clark Corp.	500,000	56,820
Kellogg Co.	792,000	55,456
PepsiCo, Inc.	400,000	44,720
Kraft Heinz Co.	776,666	42,802
Mondelez International, Inc.	537,000	23,070
Nestlé SA (ADR)	240,000	19,968
		1,300,611
Consumer discretionary 10.64%
Lowe’s Companies, Inc.	2,870,372	329,576
CBS Corp., Class B	2,849,800	163,721
McDonald’s Corp.	500,000	83,645
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 32 of 190

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Marriott International, Inc., Class A	626,500	$82,717
Viacom Inc., Class B	2,441,683	82,431
General Motors Co.	2,026,600	68,236
Royal Caribbean Cruises Ltd.	500,000	64,970
NIKE, Inc., Class B	450,000	38,124
TJX Companies, Inc.	270,000	30,245
Newell Brands Inc.	1,300,000	26,390
Starbucks Corp.	213,000	12,107
Harley-Davidson, Inc.	220,000	9,966
		992,128
Industrials 9.46%
CSX Corp.	3,781,000	279,983
General Dynamics Corp.	1,011,000	206,972
Union Pacific Corp.	750,000	122,122
Illinois Tool Works Inc.	650,000	91,728
United Technologies Corp.	500,000	69,905
J.B. Hunt Transport Services, Inc.	427,500	50,847
General Electric Co.	3,154,000	35,609
Airbus Group SE (ADR)	661,000	20,673
Rolls-Royce Holdings PLC (ADR)	356,800	4,626
		882,465
Energy 9.17%
EOG Resources, Inc.	2,306,500	294,240
Exxon Mobil Corp.	2,535,000	215,526
Halliburton Co.	2,846,700	115,377
Canadian Natural Resources, Ltd.	2,944,000	96,151
Royal Dutch Shell PLC, Class B (ADR)	1,347,000	95,543
Williams Companies, Inc.	1,392,000	37,848
		854,685
Financials 6.32%
JPMorgan Chase & Co.	1,763,200	198,959
Charles Schwab Corp.	2,460,000	120,909
Wells Fargo & Co.	1,474,300	77,489
U.S. Bancorp	1,000,000	52,810
PNC Financial Services Group, Inc.	230,000	31,324
AIA Group Ltd. (ADR)	782,000	27,839
HSBC Holdings PLC (ADR)	626,866	27,576
Banco Santander, SA (ADR)	3,885,000	19,425
Zions Bancorporation, NA	355,000	17,803
American International Group, Inc.	282,000	15,014
		589,148
Telecommunication services 2.61%
Verizon Communications Inc.	3,306,480	176,533
AT&T Inc.	2,000,000	67,160
		243,693
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 190

unaudited
Common stocks Materials 1.58%	Shares	Value (000)
Praxair, Inc.	552,000	$88,723
Freeport-McMoRan Inc.	2,562,000	35,663
Vale SA, ordinary nominative (ADR)	1,519,000	22,542
		146,928
Utilities 1.40%
Edison International	832,300	56,330
Southern Co.	1,000,000	43,600
Sempra Energy	196,000	22,295
NextEra Energy, Inc.	50,000	8,380
		130,605
Real estate 0.59%
Crown Castle International Corp. REIT	263,000	29,280
Kimco Realty Corp. REIT	1,544,000	25,846
		55,126
Miscellaneous 1.74%
Other common stocks in initial period of acquisition		161,886
Total common stocks (cost: $7,049,944,000)		9,176,649
Rights & warrants 0.10% Miscellaneous 0.10%
Other rights & warrants in initial period of acquisition		9,459
Total rights & warrants (cost: $10,088,000)		9,459
Short-term securities 1.38%	Principal amount (000)
CAFCO, LLC 2.25% due 11/27/2018[2]	$25,000	24,907
Federal Home Loan Bank 2.00% due 10/30/2018–11/5/2018	43,100	43,012
Pfizer Inc. 2.10% due 10/23/2018[2]	11,700	11,682
U.S. Treasury Bill 1.99% due 11/15/2018	49,500	49,371
Total short-term securities (cost: $128,990,000)		128,972
Total investment securities 99.91% (cost: $7,189,022,000)		9,315,080
Other assets less liabilities 0.09%		8,713
Net assets 100.00%		$9,323,793
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,589,000, which represented .39% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 190

Global Growth and Income Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 93.52% Information technology 24.09%	Shares	Value (000)
Nintendo Co., Ltd.	264,000	$96,334
Taiwan Semiconductor Manufacturing Co., Ltd.	9,563,800	82,223
Microsoft Corp.	381,000	43,575
Alphabet Inc., Class A1	26,500	31,988
Alphabet Inc., Class C1	9,000	10,741
Broadcom Inc.	127,500	31,458
PagSeguro Digital Ltd., Class A1	998,752	27,636
Apple Inc.	119,000	26,863
Murata Manufacturing Co., Ltd.	170,000	26,131
Temenos AG	101,000	16,384
Alibaba Group Holding Ltd. (ADR)[1]	93,500	15,405
ASML Holding NV	70,000	13,077
GoDaddy Inc., Class A1	142,000	11,841
Tableau Software, Inc., Class A1	104,000	11,621
Halma PLC	610,000	11,489
AAC Technologies Holdings Inc.	1,043,500	10,837
Activision Blizzard, Inc.	101,000	8,402
Amadeus IT Group SA, Class A, non-registered shares	83,500	7,758
Facebook, Inc., Class A1	41,800	6,874
Intel Corp.	120,600	5,703
TravelSky Technology Ltd., Class H	2,065,000	5,368
		501,708
Consumer discretionary 11.04%
Home Depot, Inc.	146,000	30,244
Carnival Corp., units	319,000	20,343
LVMH Moët Hennessy-Louis Vuitton SE	56,200	19,876
Vivendi SA	715,200	18,410
Norwegian Cruise Line Holdings Ltd.[1]	275,000	15,793
Daimler AG	222,000	14,009
Royal Caribbean Cruises Ltd.	93,000	12,084
Sony Corp.	174,000	10,668
Comcast Corp., Class A	296,000	10,481
Restaurant Brands International Inc. (CAD denominated)	175,000	10,362
Bayerische Motoren Werke AG	114,000	10,286
Axel Springer SE	125,000	8,410
Accor SA	163,500	8,394
General Motors Co.	235,000	7,913
Paddy Power Betfair PLC	90,000	7,680
Nitori Holdings Co., Ltd.	50,000	7,171
adidas AG	28,000	6,856
Amazon.com, Inc.[1]	3,400	6,810
Melco Resorts & Entertainment Ltd. (ADR)	193,000	4,082
		229,872
American Funds Insurance Series — Global Growth and Income Fund — Page 35 of 190

unaudited
Common stocks Industrials 10.24%	Shares	Value (000)
Airbus SE, non-registered shares	589,200	$74,005
Boeing Co.	87,000	32,355
Lockheed Martin Corp.	71,800	24,840
Safran SA	143,000	20,040
Fosun International Ltd.	6,310,000	11,123
CCR SA, ordinary nominative	4,025,000	8,432
Rheinmetall AG	80,500	8,417
Stanley Black & Decker, Inc.	55,000	8,054
ACS, Actividades de Construcción y Servicios, SA	153,846	6,552
Aeroflot - Russian Airlines PJSC	3,750,000	6,099
Ryanair Holdings PLC (ADR)[1]	49,000	4,706
Flughafen Zürich AG	22,000	4,447
DCC PLC	45,600	4,140
		213,210
Financials 10.21%
AIA Group Ltd.	3,005,000	26,832
Blackstone Group LP	355,000	13,518
DBS Group Holdings Ltd	705,000	13,455
CME Group Inc., Class A	75,000	12,766
HDFC Bank Ltd.	444,000	12,287
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,195,000	12,136
Sberbank of Russia PJSC (ADR)	905,000	11,475
CIT Group Inc.	201,750	10,412
JPMorgan Chase & Co.	92,000	10,381
Prudential PLC	407,000	9,334
Bank Leumi le-Israel BM	1,409,898	9,299
BNP Paribas SA	150,000	9,180
HSBC Holdings PLC (GBP denominated)	1,030,000	8,992
B3 SA - Brasil, Bolsa, Balcao	1,500,000	8,691
Bank Central Asia Tbk PT	4,775,000	7,739
Wells Fargo & Co.	122,000	6,412
BlackRock, Inc.	13,500	6,363
First Republic Bank	60,000	5,760
ABN AMRO Group NV, depository receipts	197,000	5,364
Macquarie Group Ltd.	46,000	4,191
Itaú Unibanco Holding SA, preferred nominative (ADR)	375,000	4,117
Capital One Financial Corp.	32,000	3,038
UniCredit SpA	56,319	848
		212,590
Health care 8.54%
UnitedHealth Group Inc.	271,300	72,177
Merck & Co., Inc.	282,000	20,005
Hologic, Inc.[1]	400,000	16,392
Centene Corp.[1]	101,000	14,623
Boston Scientific Corp.[1]	351,000	13,513
Novartis AG	124,000	10,664
AstraZeneca PLC	134,000	10,415
Hikma Pharmaceuticals PLC	340,000	8,198
Fleury SA, ordinary nominative	1,500,000	7,911
Hypera SA, ordinary nominative	562,000	3,969
		177,867
American Funds Insurance Series — Global Growth and Income Fund — Page 36 of 190

unaudited
Common stocks Materials 6.97%	Shares	Value (000)
Vale SA, ordinary nominative	2,925,000	$43,326
Vale SA, ordinary nominative (ADR)	505,000	7,494
DowDuPont Inc.	232,044	14,923
James Hardie Industries PLC (CDI)	850,000	12,878
Allegheny Technologies Inc.[1]	415,000	12,263
Rio Tinto PLC	199,000	10,064
Covestro AG, non-registered shares	119,000	9,652
CCL Industries Inc., Class B, nonvoting	192,500	8,677
BHP Billiton PLC	350,000	7,624
Koninklijke DSM NV	61,000	6,462
PPG Industries, Inc.	58,000	6,330
LafargeHolcim Ltd.	110,000	5,430
		145,123
Energy 6.02%
Reliance Industries Ltd.	3,195,148	55,447
Royal Dutch Shell PLC, Class B	450,000	15,772
Royal Dutch Shell PLC, Class B (ADR)	55,000	3,901
Galp Energia, SGPS, SA, Class B	708,000	14,048
ConocoPhillips	156,000	12,074
BP PLC	1,330,000	10,216
Canadian Natural Resources, Ltd. (CAD denominated)	136,000	4,443
Canadian Natural Resources, Ltd.	120,000	3,919
Coal India Ltd.	1,535,000	5,638
		125,458
Consumer staples 4.65%
British American Tobacco PLC	837,000	39,105
Nestlé SA	450,700	37,575
Walgreens Boots Alliance, Inc.	100,000	7,290
Coca-Cola FEMSA, SAB de CV, Series L	710,000	4,335
Coca-Cola European Partners PLC	95,000	4,320
Coca-Cola Co.	90,000	4,157
		96,782
Real estate 3.23%
MGM Growth Properties LLC REIT, Class A	676,200	19,941
Gaming and Leisure Properties, Inc. REIT	425,000	14,981
Daito Trust Construction Co., Ltd.	60,000	7,718
Public Storage REIT	37,000	7,460
Prologis, Inc. REIT	90,000	6,101
Crown Castle International Corp. REIT	53,000	5,901
Vonovia SE	104,442	5,103
		67,205
Utilities 2.29%
Ørsted AS	491,552	33,390
Enel SpA	2,780,000	14,241
		47,631
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 190

unaudited
Common stocks Telecommunication services 1.33%	Shares	Value (000)
SK Telecom Co., Ltd.	37,500	$9,533
Advanced Info Service PCL, foreign registered	1,350,000	8,391
Verizon Communications Inc.	110,000	5,873
Spark New Zealand Ltd.	1,500,000	4,027
		27,824
Miscellaneous 4.91%
Other common stocks in initial period of acquisition		102,322
Total common stocks (cost: $1,512,326,000)		1,947,592
Bonds, notes & other debt instruments 1.97% Corporate bonds & notes 1.97% Telecommunication services 1.68%	Principal amount (000)
Sprint Corp. 7.25% 2021	$33,000	34,939
Health care 0.29%
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,225	6,022
Total bonds, notes & other debt instruments (cost: $38,175,000)		40,961
Short-term securities 4.47%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.04% due 10/4/2018	15,000	14,995
Fairway Finance Corp. 2.24% due 12/10/2018[2]	10,000	9,953
Federal Home Loan Bank 2.00%–2.05% due 10/1/2018–10/24/2018	27,400	27,372
Hydro-Québec 2.02% due 10/2/2018[2]	20,000	19,995
Liberty Street Funding Corp. 2.26% due 12/4/2018[2]	20,800	20,712
Total short-term securities (cost: $93,043,000)		93,027
Total investment securities 99.96% (cost: $1,643,544,000)		2,081,580
Other assets less liabilities 0.04%		917
Net assets 100.00%		$2,082,497
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD7,666	AUD10,500	Citibank	10/4/2018	$76

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,660,000, which represented 2.43% of the net assets of the fund.

American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 190

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 190

Growth-Income Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 93.28% Information technology 18.78%	Shares	Value (000)
Alphabet Inc., Class A1	568,300	$685,984
Alphabet Inc., Class C1	377,284	450,277
Microsoft Corp.	8,538,500	976,548
Facebook, Inc., Class A1	4,644,800	763,884
Broadcom Inc.	1,842,284	454,547
Intel Corp.	9,190,900	434,638
Texas Instruments Inc.	3,113,582	334,056
Mastercard Inc., Class A	1,196,000	266,242
Accenture PLC, Class A	1,490,900	253,751
QUALCOMM Inc.	3,092,275	222,737
Visa Inc., Class A	1,160,200	174,134
IAC/InterActiveCorp[1]	716,000	155,171
GoDaddy Inc., Class A1	1,644,970	137,174
Xilinx, Inc.	1,527,000	122,420
International Business Machines Corp.	500,000	75,605
Euronet Worldwide, Inc.[1]	744,400	74,604
NetApp, Inc.	839,000	72,062
Activision Blizzard, Inc.	852,500	70,919
Arista Networks, Inc.[1]	227,028	60,358
Teradata Corp.[1]	1,587,757	59,874
Global Payments Inc.	468,900	59,738
Apple Inc.	190,500	43,003
MercadoLibre, Inc.	98,700	33,604
SAP SE	239,500	29,476
ON Semiconductor Corp.[1]	1,491,600	27,490
Automatic Data Processing, Inc.	155,000	23,352
ASML Holding NV (New York registered)	112,700	21,190
Trimble Inc.[1]	413,300	17,962
Worldpay, Inc., Class A1	175,000	17,722
Motorola Solutions, Inc.	100,000	13,014
First Data Corp., Class A1	529,541	12,958
		6,144,494
Health care 14.63%
AbbVie Inc.	7,339,241	694,145
UnitedHealth Group Inc.	2,220,768	590,813
Gilead Sciences, Inc.	6,342,400	489,697
Amgen Inc.	2,340,000	485,059
Abbott Laboratories	5,184,269	380,318
Express Scripts Holding Co.[1]	3,187,224	302,818
Merck & Co., Inc.	3,714,380	263,498
Eli Lilly and Co.	1,567,600	168,219
Stryker Corp.	870,544	154,678
Illumina, Inc.[1]	418,700	153,688
Pfizer Inc.	3,151,351	138,880
Novartis AG	1,537,150	132,194
American Funds Insurance Series — Growth-Income Fund — Page 40 of 190

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Johnson & Johnson	897,000	$123,938
Seattle Genetics, Inc.[1]	1,536,306	118,480
Hologic, Inc.[1]	2,573,300	105,454
PerkinElmer, Inc.	1,000,000	97,270
Incyte Corp.[1]	1,330,900	91,939
Thermo Fisher Scientific Inc.	331,300	80,864
Ultragenyx Pharmaceutical Inc.[1]	741,800	56,629
Humana Inc.	147,000	49,762
AstraZeneca PLC (ADR)	1,228,600	48,616
Agios Pharmaceuticals, Inc.[1]	612,920	47,268
CVS Health Corp.	161,300	12,698
		4,786,925
Consumer discretionary 12.32%
Amazon.com, Inc.[1]	446,400	894,139
Netflix, Inc.[1]	2,296,477	859,181
NIKE, Inc., Class B	2,876,200	243,672
Twenty-First Century Fox, Inc., Class A	5,121,000	237,256
Home Depot, Inc.	1,073,820	222,442
Comcast Corp., Class A	5,903,800	209,054
Lowe’s Companies, Inc.	1,535,000	176,249
CBS Corp., Class B	2,481,600	142,568
Charter Communications, Inc., Class A1	430,969	140,444
Marriott International, Inc., Class A	919,400	121,388
Viacom Inc., Class B	3,516,900	118,731
Signet Jewelers Ltd.	1,674,500	110,400
Hasbro, Inc.	800,000	84,096
Toyota Motor Corp.	1,325,000	82,740
Wynn Resorts, Ltd.	490,966	62,382
Booking Holdings Inc.[1]	29,000	57,536
Starbucks Corp.	992,930	56,438
Ferrari NV	390,000	53,703
Aramark	1,182,200	50,858
Cedar Fair, LP	789,500	41,117
Newell Brands Inc.	1,758,100	35,689
YUM! Brands, Inc.	205,630	18,694
Harley-Davidson, Inc.	238,000	10,781
		4,029,558
Industrials 9.71%
General Dynamics Corp.	2,190,000	448,337
Airbus SE, non-registered shares	2,843,964	357,209
BWX Technologies, Inc.	5,153,331	322,289
Textron Inc.	3,831,077	273,807
Equifax Inc.	1,330,200	173,684
TransDigm Group Inc.[1]	460,800	171,556
Norfolk Southern Corp.	840,000	151,620
L3 Technologies, Inc.	602,000	127,997
Safran SA	789,103	110,584
United Technologies Corp.	787,300	110,072
Deere & Co.	697,500	104,855
Harris Corp.	600,000	101,526
Waste Connections, Inc.	1,193,000	95,166
Union Pacific Corp.	539,077	87,778
General Electric Co.	7,100,000	80,159
American Funds Insurance Series — Growth-Income Fund — Page 41 of 190

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Waste Management, Inc.	767,700	$69,369
CSX Corp.	928,600	68,763
BAE Systems PLC	7,867,000	64,579
Huntington Ingalls Industries, Inc.	163,500	41,869
Nielsen Holdings PLC	1,398,100	38,671
Lockheed Martin Corp.	109,900	38,021
Rockwell Automation	202,700	38,010
Boeing Co.	95,450	35,498
Meggitt PLC	4,499,152	33,215
Covanta Holding Corp.	2,019,800	32,822
		3,177,456
Financials 9.32%
JPMorgan Chase & Co.	3,696,230	417,083
Wells Fargo & Co.	5,783,100	303,960
CME Group Inc., Class A	1,475,930	251,218
Bank of New York Mellon Corp.	4,570,400	233,045
Intercontinental Exchange, Inc.	3,073,355	230,164
American International Group, Inc.	3,821,489	203,456
Aon PLC, Class A	1,214,800	186,812
State Street Corp.	1,795,500	150,427
Chubb Ltd.	1,095,100	146,349
Marsh & McLennan Companies, Inc.	1,580,200	130,714
EXOR NV	1,600,000	107,411
UniCredit SpA	5,468,000	82,303
Banco Santander, SA	16,095,805	81,022
Moody’s Corp.	447,458	74,815
PNC Financial Services Group, Inc.	417,000	56,791
M&T Bank Corp.	333,600	54,891
Kotak Mahindra Bank Ltd.	3,417,778	53,824
Nasdaq, Inc.	599,200	51,411
Bank of Montreal	576,627	47,562
Toronto-Dominion Bank	750,000	45,600
AIA Group Ltd.	4,300,000	38,395
HDFC Bank Ltd.	1,290,000	35,699
Huntington Bancshares Inc.	1,505,700	22,465
UBS Group AG	1,343,666	21,222
Charles Schwab Corp.	226,000	11,108
Progressive Corp.	119,100	8,461
BB&T Corp.	91,000	4,417
		3,050,625
Consumer staples 8.09%
Coca-Cola Co.	7,063,100	326,245
British American Tobacco PLC	5,365,460	250,677
British American Tobacco PLC (ADR)	479,440	22,356
Philip Morris International Inc.	2,961,270	241,462
Lamb Weston Holdings, Inc.	3,533,000	235,298
Altria Group, Inc.	3,539,000	213,437
Costco Wholesale Corp.	738,000	173,341
Mondelez International, Inc.	3,567,400	153,256
Walgreens Boots Alliance, Inc.	1,845,600	134,544
Pernod Ricard SA	807,000	132,393
Carlsberg A/S, Class B	1,056,094	126,674
Nestlé SA	1,483,846	123,709
American Funds Insurance Series — Growth-Income Fund — Page 42 of 190

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
L’Oréal SA, bonus shares[2]	470,000	$113,341
Procter & Gamble Co.	1,353,178	112,625
Kirin Holdings Co., Ltd.	3,380,000	86,597
Herbalife Nutrition Ltd.[1]	1,022,000	55,750
PepsiCo, Inc.	498,419	55,723
Diageo PLC	1,220,000	43,236
Avon Products, Inc.[1]	13,199,000	29,038
Kroger Co.	360,000	10,480
Hormel Foods Corp.	206,600	8,140
		2,648,322
Energy 6.59%
Exxon Mobil Corp.	4,265,000	362,610
EOG Resources, Inc.	2,188,300	279,161
Chevron Corp.	2,114,400	258,549
Schlumberger Ltd.	2,646,200	161,207
Enbridge Inc. (CAD denominated)	3,493,659	112,736
Enbridge Inc. (CAD denominated)[3]	1,340,553	43,258
ConocoPhillips	1,644,010	127,246
Concho Resources Inc.[1]	808,800	123,544
Williams Companies, Inc.	4,043,200	109,935
Royal Dutch Shell PLC, Class B (ADR)	1,117,500	79,264
Royal Dutch Shell PLC, Class A (ADR)	305,348	20,807
TOTAL SA	1,481,401	96,044
Baker Hughes, a GE Co., Class A	2,522,600	85,340
Canadian Natural Resources, Ltd. (CAD denominated)	2,073,000	67,728
Ensco PLC, Class A	7,215,100	60,895
Kinder Morgan, Inc.	3,264,200	57,874
Tullow Oil PLC[1]	9,369,306	32,154
Occidental Petroleum Corp.	285,200	23,435
Whitecap Resources Inc.	3,249,000	19,721
Noble Energy, Inc.	540,000	16,843
Suncor Energy Inc.	213,650	8,267
Halliburton Co.	202,800	8,219
		2,154,837
Materials 4.32%
Vale SA, ordinary nominative (ADR)	16,962,884	251,729
Vale SA, ordinary nominative	3,570,848	52,892
Celanese Corp.	2,528,233	288,219
DowDuPont Inc.	3,737,900	240,384
International Flavors & Fragrances Inc.	1,119,100	155,689
Freeport-McMoRan Inc.	9,055,000	126,046
Praxair, Inc.	728,700	117,124
Mosaic Co.	2,522,400	81,928
Rio Tinto PLC	1,020,655	51,616
PPG Industries, Inc.	252,000	27,501
Centerra Gold Inc.[1]	2,917,909	11,634
Asahi Kasei Corp.	619,000	9,387
		1,414,149
Real estate 1.66%
Crown Castle International Corp. REIT	1,697,000	188,927
Iron Mountain Inc. REIT	3,310,321	114,272
Weyerhaeuser Co. REIT[1]	3,276,541	105,734
American Funds Insurance Series — Growth-Income Fund — Page 43 of 190

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
American Tower Corp. REIT	699,900	$101,696
MGM Growth Properties LLC REIT, Class A	1,142,500	33,692
		544,321
Telecommunication services 1.51%
Verizon Communications Inc.	6,813,400	363,767
Vodafone Group PLC	45,811,721	98,225
Inmarsat PLC	4,756,028	30,995
		492,987
Utilities 1.29%
Sempra Energy	1,879,000	213,736
American Electric Power Co., Inc.	1,727,200	122,424
PG&E Corp.	1,045,500	48,104
AES Corp.	2,780,600	38,928
		423,192
Mutual funds 0.16%
Altaba Inc.[1]	789,243	53,763
Miscellaneous 4.90%
Other common stocks in initial period of acquisition		1,602,980
Total common stocks (cost: $21,238,790,000)		30,523,609
Convertible stocks 0.06% Real estate 0.04%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	11,900	12,923
Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[4]	6,000	8,095
Total convertible stocks (cost: $18,683,000)		21,018
Convertible bonds 0.13% Energy 0.13%	Principal amount (000)
Weatherford International PLC, convertible notes, 5.875% 2021	$ 43,359	40,941
Total convertible bonds (cost: $43,359,000)		40,941
Short-term securities 6.82%
Apple Inc. 2.11% due 11/5/2018[3]	50,000	49,885
Chariot Funding, LLC 2.11% due 10/29/2018[3]	35,000	34,933
CRC Funding, LLC 2.25% due 12/5/2018[3]	40,000	39,827
Eli Lilly and Co. 2.00% due 10/10/2018[3]	35,000	34,975
ExxonMobil Corp. 2.03% due 10/16/2018	100,000	99,894
Fannie Mae 2.03% due 10/22/2018	50,000	49,938
Federal Farm Credit Banks 2.00% due 11/7/2018	20,000	19,955
Federal Home Loan Bank 1.96%–2.15% due 10/5/2018–11/14/2018	939,500	938,178
General Dynamics Corp. 2.03% due 10/9/2018[3]	43,900	43,871
American Funds Insurance Series — Growth-Income Fund — Page 44 of 190

unaudited
Short-term securities	Principal amount (000)	Value (000)
IBM Credit LLC 2.08% due 10/9/2018[3]	$30,000	$29,980
U.S. Treasury Bills 1.86%–2.14% due 10/4/2018–12/13/2018	734,000	732,887
United Parcel Service Inc. 2.00% due 10/1/2018[3]	40,000	39,993
Wal-Mart Stores, Inc. 2.02%–2.08% due 10/1/2018–10/22/2018[3]	115,300	115,208
Total short-term securities (cost: $2,229,714,000)		2,229,524
Total investment securities 100.29% (cost: $23,530,546,000)		32,815,092
Other assets less liabilities (0.29)%		(93,617)
Net assets 100.00%		$32,721,475
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Common stocks 0.98%
Industrials 0.98%
BWX Technologies, Inc.	4,772,174	381,157	—	5,153,331	$—	$9,663	$2,335	$322,289
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $113,341,000, which represented .35% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $431,930,000, which represented 1.32% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$8,095.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 45 of 190

International Growth and Income Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 90.28% Financials 20.26%	Shares	Value (000)
HDFC Bank Ltd.	1,228,800	$34,005
Zurich Insurance Group AG	92,200	29,143
BNP Paribas SA	300,300	18,378
Banco Santander, SA	3,499,061	17,613
KB Financial Group Inc.	356,500	17,419
Prudential PLC	738,000	16,925
AIA Group Ltd.	1,833,000	16,367
Swedbank AB, Class A	611,000	15,145
Sumitomo Mitsui Financial Group, Inc.	308,000	12,432
GT Capital Holdings, Inc.	733,589	11,134
Itaú Unibanco Holding SA, preferred nominative (ADR)	991,300	10,884
Sampo Oyj, Class A	203,000	10,512
Sberbank of Russia PJSC (ADR)	802,660	10,178
PICC Property and Casualty Co. Ltd., Class H	7,905,000	9,330
Credit Suisse Group AG	576,077	8,658
St. James’s Place PLC	524,000	7,813
Banco Bilbao Vizcaya Argentaria, SA	825,000	5,259
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	2,127
Banca Mediolanum SpA	1,013,437	6,895
Moscow Exchange MICEX-RTS PJSC	4,172,000	6,190
Sony Financial Holdings Inc.	250,000	5,510
Lloyds Banking Group PLC	6,746,000	5,211
ABN AMRO Group NV, depository receipts	188,000	5,119
Intesa Sanpaolo SpA	1,904,600	4,867
Axis Bank Ltd.[1,2,3,4]	565,899	4,596
Bank Rakyat Indonesia (Persero) Tbk PT	20,420,000	4,317
Jupiter Fund Management PLC	587,000	3,101
Haci Ömer Sabanci Holding AS	688,969	871
		299,999
Health care 10.83%
Novartis AG	426,145	36,648
Daiichi Sankyo Co., Ltd.	561,000	24,317
Shire PLC	360,000	21,695
Fresenius SE & Co. KGaA	286,000	21,000
Essilor International SA	105,000	15,537
Hikma Pharmaceuticals PLC	641,870	15,477
Teva Pharmaceutical Industries Ltd. (ADR)	662,000	14,260
Merck KGaA	63,950	6,608
China Biologic Products Holdings, Inc.[2]	61,000	4,880
		160,422
Materials 8.88%
Rio Tinto PLC	1,289,300	65,202
Vale SA, ordinary nominative (ADR)	1,701,000	25,243
Yara International ASA	343,000	16,845
American Funds Insurance Series — International Growth and Income Fund — Page 46 of 190

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Akzo Nobel NV	105,700	$9,884
Glencore PLC	1,880,000	8,128
Air Liquide SA, non-registered shares	47,000	6,183
		131,485
Industrials 8.71%
Airbus SE, non-registered shares	253,960	31,898
Shanghai International Airport Co., Ltd., Class A	3,256,033	27,811
ASSA ABLOY AB, Class B	681,100	13,691
Rolls-Royce Holdings PLC[2]	838,400	10,790
Airports of Thailand PCL, foreign registered	5,250,000	10,633
ALD SA	513,000	9,381
Aena SME, SA, non-registered shares	36,522	6,339
SMC Corp.	19,800	6,336
Komatsu Ltd.	184,600	5,615
Adani Ports & Special Economic Zone Ltd.	1,051,400	4,771
International Container Terminal Services, Inc.	1,000,000	1,742
		129,007
Information technology 8.39%
Lenovo Group Ltd.	35,600,000	26,012
Tencent Holdings Ltd.	440,700	18,195
Samsung Electronics Co., Ltd.	417,500	17,483
Yandex NV, Class A2	470,000	15,458
Taiwan Semiconductor Manufacturing Co., Ltd.	1,464,000	12,586
Tokyo Electron Ltd.	63,700	8,752
ASML Holding NV	37,500	7,006
Flex Ltd.[2]	516,500	6,776
Alibaba Group Holding Ltd. (ADR)[2]	28,600	4,712
Xiaomi Corp., Class B2	2,072,000	4,103
AAC Technologies Holdings Inc.	299,000	3,105
		124,188
Energy 7.06%
Royal Dutch Shell PLC, Class A (GBP denominated)	1,933,691	66,450
Royal Dutch Shell PLC, Class B	89,900	3,151
TOTAL SA	305,299	19,794
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	430,380	4,502
Petróleo Brasileiro SA (Petrobras), preferred nominative	214,000	1,117
Cenovus Energy Inc.	480,000	4,820
Canadian Natural Resources, Ltd. (CAD denominated)	146,900	4,799
		104,633
Consumer staples 7.01%
British American Tobacco PLC	931,402	43,515
Pernod Ricard SA	128,650	21,106
Imperial Brands PLC	316,016	11,002
Coca-Cola Icecek AS, Class C	1,666,794	9,324
Philip Morris International Inc.	109,400	8,921
Kirin Holdings Co., Ltd.	313,000	8,019
Orion Corp.	19,739	1,877
		103,764
American Funds Insurance Series — International Growth and Income Fund — Page 47 of 190

unaudited
Common stocks Consumer discretionary 5.44%	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE	48,000	$16,975
NEXT PLC	131,000	9,381
Kering SA	16,600	8,898
Naspers Ltd., Class N	41,000	8,848
ProSiebenSat.1 Media SE	282,000	7,324
Galaxy Entertainment Group Ltd.	1,100,000	6,977
Inchcape PLC	589,000	5,136
Sands China Ltd.	972,000	4,402
Petrobras Distribuidora S.A.	869,900	4,200
Hyundai Motor Co.	28,300	3,304
Hyundai Mobis Co., Ltd.	13,875	2,852
RTL Group SA, non-registered shares	32,100	2,290
		80,587
Utilities 5.16%
Ørsted AS	441,200	29,970
ENN Energy Holdings Ltd.	1,658,000	14,402
Korea Electric Power Corp.	346,800	9,176
ENGIE SA	498,000	7,323
Iberdrola, SA, non-registered shares	807,869	5,945
E.On SE	460,000	4,689
National Grid PLC	345,970	3,569
Red Eléctrica de Corporación, SA	61,546	1,289
		76,363
Real estate 4.68%
Sun Hung Kai Properties Ltd.	2,227,000	32,431
CK Asset Holdings Ltd.	1,797,348	13,489
Daito Trust Construction Co., Ltd.	95,500	12,284
China Resources Land Ltd.	3,162,000	11,067
		69,271
Telecommunication services 3.34%
Nippon Telegraph and Telephone Corp.	409,800	18,510
BT Group PLC	4,859,461	14,270
SoftBank Group Corp.	85,000	8,581
Singapore Telecommunications Ltd.	2,011,000	4,766
Intouch Holdings PCL, foreign registered	1,983,000	3,311
		49,438
Miscellaneous 0.52%
Other common stocks in initial period of acquisition		7,700
Total common stocks (cost: $1,235,888,000)		1,336,857
Bonds, notes & other debt instruments 1.02% Corporate bonds & notes 0.52% Energy 0.28%	Principal amount (000)
Petróleos Mexicanos 6.875% 2026	$3,617	3,825
Petróleos Mexicanos 6.35% 2048[4]	454	418
		4,243
American Funds Insurance Series — International Growth and Income Fund — Page 48 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.24%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	$884
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	847
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	1,865	1,778
		3,509
Total corporate bonds & notes		7,752
Bonds & notes of governments & government agencies outside the U.S. 0.50%
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	5,140
Portuguese Republic 3.875% 2030	€1,640	2,235
		7,375
Total bonds, notes & other debt instruments (cost: $15,557,000)		15,127
Short-term securities 7.69%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.04% due 10/4/2018	$10,000	9,996
ExxonMobil Corp. 2.03% due 10/9/2018	13,600	13,591
Federal Home Loan Bank 2.00%–2.04% due 10/1/2018–10/23/2018	37,600	37,571
Sumitomo Mitsui Banking Corp. 2.19% due 11/21/2018[4]	25,000	24,916
United Parcel Service Inc. 2.05% due 10/15/2018[4]	12,800	12,787
Wal-Mart Stores, Inc. 2.17% due 10/30/2018[4]	15,000	14,971
Total short-term securities (cost: $113,853,000)		113,832
Total investment securities 98.99% (cost: $1,365,298,000)		1,465,816
Other assets less liabilities 1.01%		14,931
Net assets 100.00%		$1,480,747
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,596,000, which represented .31% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $59,466,000, which represented 4.02% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$4,634	$4,596.31%

Key to abbreviations and symbol
ADR = American Depositary Receipts	GBP = British pounds
BRL = Brazilian reais	€ = Euros
CAD = Canadian dollars
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 190

Capital Income Builder®
Investment portfolio
September 30, 2018
unaudited
Common stocks 66.29% Financials 10.12%	Shares	Value (000)
CME Group Inc., Class A	54,316	$9,245
Wells Fargo & Co.	164,800	8,662
Zurich Insurance Group AG	18,198	5,752
Sampo Oyj, Class A	107,469	5,565
JPMorgan Chase & Co.	46,300	5,225
Oversea-Chinese Banking Corp. Ltd.	525,696	4,399
Swedbank AB, Class A	166,138	4,118
Svenska Handelsbanken AB, Class A	309,008	3,903
ABN AMRO Group NV, depository receipts	141,555	3,854
Intesa Sanpaolo SpA	1,099,089	2,809
HSBC Holdings PLC (GBP denominated)	308,400	2,692
DBS Group Holdings Ltd	132,800	2,535
KBC Groep NV	27,025	2,011
Huntington Bancshares Inc.	132,200	1,972
Lloyds Banking Group PLC	2,325,300	1,796
DWS Group GmbH & Co. KGaA, non-registered shares[1]	63,354	1,751
Invesco Ltd.	76,400	1,748
Bank of China Ltd., Class H	1,894,000	842
MONETA Money Bank, AS, non-registered shares	137,053	505
		69,384
Information technology 9.45%
Microsoft Corp.	109,720	12,549
Broadcom Inc.	37,100	9,154
Taiwan Semiconductor Manufacturing Co., Ltd.	1,005,800	8,647
QUALCOMM Inc.	119,900	8,636
Intel Corp.	149,700	7,079
Nintendo Co., Ltd.	13,100	4,780
HP Inc.	183,600	4,731
Vanguard International Semiconductor Corp.	1,659,000	3,695
VTech Holdings Ltd.	260,800	3,012
Delta Electronics, Inc.	585,000	2,510
		64,793
Consumer staples 8.90%
Diageo PLC	259,500	9,197
British American Tobacco PLC	170,000	7,943
Philip Morris International Inc.	94,320	7,691
Coca-Cola Co.	160,400	7,409
Altria Group, Inc.	116,170	7,006
Imperial Brands PLC	141,500	4,926
Nestlé SA	56,446	4,706
Reckitt Benckiser Group PLC	36,100	3,301
Carlsberg A/S, Class B	21,421	2,569
Danone SA	31,203	2,416
American Funds Insurance Series — Capital Income Builder — Page 50 of 190

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Japan Tobacco Inc.	75,700	$1,976
Walgreens Boots Alliance, Inc.	25,800	1,881
		61,021
Energy 7.35%
Royal Dutch Shell PLC, Class B	281,840	9,878
Royal Dutch Shell PLC, Class B (ADR)	8,500	603
Royal Dutch Shell PLC, Class A (GBP denominated)	101	3
Enbridge Inc. (CAD denominated)	265,870	8,579
Enbridge Inc. (CAD denominated)[2]	12,969	419
Occidental Petroleum Corp.	89,300	7,338
Schlumberger Ltd.	119,800	7,298
Williams Companies, Inc.	215,800	5,868
Helmerich & Payne, Inc.	76,300	5,247
Inter Pipeline Ltd.	297,600	5,161
		50,394
Real estate 7.05%
American Tower Corp. REIT	87,769	12,753
Crown Castle International Corp. REIT	91,500	10,187
Digital Realty Trust, Inc. REIT	51,200	5,759
Unibail-Rodamco-Westfield REIT, non-registered shares	25,000	5,028
Link Real Estate Investment Trust REIT	487,000	4,793
Iron Mountain Inc. REIT	115,800	3,997
Nexity SA, Class A, non-registered shares	65,289	3,607
CK Asset Holdings Ltd.	296,000	2,221
		48,345
Consumer discretionary 4.63%
Las Vegas Sands Corp.	183,400	10,881
Greene King PLC	948,000	6,057
Sands China Ltd.	1,018,800	4,614
InterContinental Hotels Group PLC	41,900	2,610
SES SA, Class A (FDR)	118,666	2,604
Modern Times Group MTG AB, Class B	64,957	2,383
Gannett Co., Inc.	132,999	1,331
BCA Marketplace PLC	460,000	1,223
		31,703
Telecommunication services 4.29%
Vodafone Group PLC	4,553,100	9,762
HKT Trust and HKT Ltd., units	4,775,340	6,564
Koninklijke KPN NV	1,905,875	5,028
NTT DoCoMo, Inc.	121,700	3,272
Verizon Communications Inc.	47,650	2,544
AT&T Inc.	65,600	2,203
		29,373
Industrials 3.90%
Airbus SE, non-registered shares	88,814	11,155
Boeing Co.	17,600	6,545
United Technologies Corp.	23,700	3,314
Air New Zealand Ltd.	1,182,105	2,421
American Funds Insurance Series — Capital Income Builder — Page 51 of 190

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Kühne + Nagel International AG	15,085	$2,390
Capita PLC	481,300	897
		26,722
Health care 3.86%
AstraZeneca PLC (ADR)	113,500	4,491
AstraZeneca PLC	39,300	3,055
Johnson & Johnson	43,700	6,038
Roche Holding AG, nonvoting, non-registered shares	23,575	5,711
Pfizer Inc.	94,900	4,182
Gilead Sciences, Inc.	38,700	2,988
		26,465
Utilities 3.61%
SSE PLC	477,689	7,135
Enel SpA	1,325,246	6,789
National Grid PLC	357,100	3,684
Infratil Ltd.	1,291,737	3,052
Iberdrola, SA, non-registered shares	307,404	2,262
AES Corp.	132,200	1,851
		24,773
Materials 2.06%
DowDuPont Inc.	84,800	5,454
Nutrien Ltd.	64,720	3,734
Givaudan SA	1,202	2,955
Asahi Kasei Corp.	131,900	2,000
		14,143
Miscellaneous 1.07%
Other common stocks in initial period of acquisition		7,314
Total common stocks (cost: $435,658,000)		454,430
Convertible stocks 0.71% Real estate 0.36%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	2,231	2,423
Utilities 0.35%
Sempra Energy, Series A, 6.00% convertible preferred 2021	24,000	2,420
Total convertible stocks (cost: $4,742,000)		4,843
Bonds, notes & other debt instruments 22.93% U.S. Treasury bonds & notes 13.28% U.S. Treasury 11.75%	Principal amount (000)
U.S. Treasury 2.625% 2021	$215	214
U.S. Treasury 1.625% 2022	6,050	5,761
U.S. Treasury 1.75% 2022	2,015	1,932
U.S. Treasury 1.875% 2022	9,000	8,661
U.S. Treasury 1.875% 2022	1,000	960
U.S. Treasury 2.00% 2022	15,000	14,466
American Funds Insurance Series — Capital Income Builder — Page 52 of 190

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2022	$3,000	$2,891
U.S. Treasury 2.125% 2022	8,800	8,515
U.S. Treasury 2.75% 2023	4,000	3,967
U.S. Treasury 2.75% 2023	3,770	3,739
U.S. Treasury 2.875% 2023	354	353
U.S. Treasury 2.00% 2025	13,200	12,372
U.S. Treasury 2.75% 2025	39	38
U.S. Treasury 3.00% 2025	186	186
U.S. Treasury 2.00% 2026	7,500	6,940
U.S. Treasury 2.875% 2028	1,850	1,822
U.S. Treasury 2.875% 2045	200	188
U.S. Treasury, principal only, 0% 2047	12,400	4,949
U.S. Treasury 3.125% 2048	2,612	2,576
		80,530
U.S. Treasury inflation-protected securities 1.53%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	10,653	10,521
U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	—[4]	—[4]
		10,521
Total U.S. Treasury bonds & notes		91,051
Mortgage-backed obligations 6.60%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,5,6]	928	931
Fannie Mae 4.00% 2046[5]	1,068	1,081
Fannie Mae 4.00% 2047[5]	9,434	9,542
Fannie Mae 4.00% 2047[5]	815	825
Fannie Mae 3.50% 2048[5,7]	500	492
Fannie Mae 4.50% 2048[5]	7,874	8,132
Fannie Mae 4.50% 2048[5,7]	6,922	7,146
Fannie Mae 4.50% 2048[5]	5,910	6,104
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[2,5,6,8]	185	184
Freddie Mac 2.50% 2032[5]	97	93
Freddie Mac 2.50% 2033[5]	144	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[5]	522	503
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[5,6]	261	252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[5]	496	479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[5,6]	207	198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[5]	3,097	3,030
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[5]	161	157
Government National Mortgage Assn. 4.50% 2048[5,7]	4,525	4,673
Government National Mortgage Assn. 5.668% 2059[5]	1	1
Government National Mortgage Assn. 4.812% 2060[5]	—[4]	—[4]
Government National Mortgage Assn. 5.46% 2060[5]	42	42
Government National Mortgage Assn. 4.589% 2061[5]	23	23
Government National Mortgage Assn. 4.81% 2061[5]	1	1
Government National Mortgage Assn. 6.87% 2061[5]	9	9
Government National Mortgage Assn. 4.568% 2062[5]	39	40
Government National Mortgage Assn. 4.613% 2062[5]	222	224
Government National Mortgage Assn. 4.287% 2063[5]	110	111
Government National Mortgage Assn. 4.456% 2063[5]	48	49
Government National Mortgage Assn. 4.556% 2063[5]	118	120
Homeward Opportunities Fund I Trust 2018-1 3.766% 2048[2,5]	333	333
American Funds Insurance Series — Capital Income Builder — Page 53 of 190

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Nationstar HECM Loan Trust, Series 2017-1, Class A, 1.968% 2027[2,5,8]	$27	$27
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[2,5,8]	325	325
		45,264
Corporate bonds & notes 2.89% Financials 0.97%
American International Group, Inc. 4.75% 2048	100	98
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[9]	127	126
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[9]	265	259
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[9]	80	80
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[9]	200	198
BB&T Corp. 6.85% 2019	100	102
Berkshire Hathaway Finance Corp. 4.20% 2048	75	75
BNP Paribas 3.375% 2025[2]	250	237
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[9]	110	111
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[9]	214	210
Citigroup Inc. 4.65% 2048	50	51
CME Group Inc. 4.15% 2048	200	200
Cooperatieve Rabobank UA 2.75% 2023	250	240
Crédit Agricole SA 3.75% 2023[2]	330	324
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[2,9]	250	249
Danske Bank AS 2.80% 2021[2]	250	244
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[9]	148	146
Groupe BPCE SA 2.75% 2023[2]	250	239
Groupe BPCE SA 4.00% 2024	285	287
HSBC Holdings PLC 3.322% 2024[6]	250	250
Intesa Sanpaolo SpA 5.71% 2026[2]	375	342
Intesa Sanpaolo SpA 3.875% 2027[2]	200	171
JPMorgan Chase & Co. 6.30% 2019	200	204
JPMorgan Chase & Co. 4.25% 2020	300	306
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[9]	75	74
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)[9]	230	226
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[9]	175	174
Metropolitan Life Global Funding I 2.40% 2021[2]	225	221
Morgan Stanley 5.50% 2020	300	311
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[9]	100	99
Morgan Stanley 3.875% 2026	51	50
New York Life Global Funding 3.00% 2028[2]	150	141
Travelers Companies, Inc. 4.05% 2048	70	68
US Bancorp 2.00% 2020	250	247
Wells Fargo & Co. 4.60% 2021	300	309
		6,669
Utilities 0.58%
AEP Transmission Co. LLC 4.25% 2048	45	45
Commonwealth Edison Co. 3.70% 2028	160	160
DTE Electric Co 4.05% 2048	70	69
DTE Energy Co. 3.70% 2023	75	75
Duke Energy Corp. 2.65% 2026	115	104
Duke Energy Florida, LLC 4.20% 2048	50	50
Duke Energy Progress, LLC 3.375% 2023	45	45
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9]	120	128
Emera US Finance LP 4.75% 2046	120	117
Enel Finance International SA 3.625% 2027[2]	215	195
Entergy Corp. 5.125% 2020	200	205
American Funds Insurance Series — Capital Income Builder — Page 54 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 2.95% 2026	$280	$258
Entergy Louisiana, LLC 4.20% 2048	50	50
Mississippi Power Co. 4.25% 2042	335	316
Pacific Gas and Electric Co. 4.65% 2028[2]	284	286
Progress Energy, Inc. 7.05% 2019	100	102
Public Service Co. of Colorado 4.10% 2048	100	100
SCANA Corp. 6.25% 2020	400	410
SCANA Corp. 4.75% 2021	350	352
SCANA Corp. 4.125% 2022	160	158
South Carolina Electric & Gas Co. 3.50% 2021	500	498
South Carolina Electric & Gas Co. 4.25% 2028	225	224
South Carolina Electric & Gas Co. 5.45% 2041	50	54
		4,001
Consumer staples 0.27%
Anheuser-Busch InBev NV 4.90% 2046	170	171
Anheuser-Busch InBev NV 4.60% 2048	50	49
British American Tobacco PLC 3.557% 2027[2]	600	559
British American Tobacco PLC 4.54% 2047[2]	150	138
Constellation Brands, Inc. 3.20% 2023	230	223
Constellation Brands, Inc. 3.60% 2028	105	98
Keurig Dr. Pepper Inc. 4.057% 2023[2]	160	160
Keurig Dr. Pepper Inc. 4.417% 2025[2]	30	30
Keurig Dr. Pepper Inc. 4.597% 2028[2]	129	130
Keurig Dr. Pepper Inc. 5.085% 2048[2]	64	66
Molson Coors Brewing Co. 4.20% 2046	65	58
Wal-Mart Stores, Inc. 4.05% 2048	133	133
		1,815
Consumer discretionary 0.24%
Amazon.com, Inc. 4.05% 2047	35	34
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	310	297
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	80	80
Comcast Corp. 4.00% 2047	100	90
Comcast Corp. 4.00% 2048	50	45
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	350	345
Ford Motor Co. 5.291% 2046	90	80
McDonald’s Corp. 4.45% 2047	55	54
NBCUniversal Enterprise, Inc. 5.25% 2049[2]	300	305
Starbucks Corp. 3.80% 2025	305	304
Starbucks Corp. 4.00% 2028	35	35
		1,669
Health care 0.24%
AbbVie Inc. 4.45% 2046	102	95
AstraZeneca PLC 3.50% 2023	170	168
Bayer US Finance II LLC 4.375% 2028[2]	260	255
Becton, Dickinson and Co. 3.70% 2027	220	211
Centene Corp. 5.375% 2026[2]	100	103
Cigna Corp. 4.375% 2028[2]	100	100
Cigna Corp. 4.80% 2038[2]	130	130
Cigna Corp. 4.90% 2048[2]	60	60
American Funds Insurance Series — Capital Income Builder — Page 55 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 4.78% 2038	$300	$299
Medtronic, Inc. 4.125% 2021	200	204
		1,625
Energy 0.20%
Cenovus Energy Inc. 4.25% 2027	105	102
Cenovus Energy Inc. 5.40% 2047	115	116
Concho Resources Inc. 4.30% 2028	155	155
Enbridge Energy Partners, LP 7.375% 2045	106	140
Energy Transfer Partners, LP 6.00% 2048	231	247
EnLink Midstream Partners, LP 5.45% 2047	75	65
Equinor ASA 3.625% 2028	275	272
Kinder Morgan, Inc. 5.55% 2045	120	127
Petróleos Mexicanos 6.35% 2048[2]	13	12
TransCanada PipeLines Ltd. 4.25% 2028	60	60
Ultra Petroleum Corp. 6.875% 2022[2]	125	60
		1,356
Telecommunication services 0.19%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 2024[6]	260	261
Deutsche Telekom International Finance BV 3.60% 2027[2]	150	143
Verizon Communications Inc. 4.329% 2028[2]	312	314
Vodafone Group PLC 3.75% 2024	300	297
Vodafone Group PLC 4.375% 2028	100	99
Vodafone Group PLC 5.25% 2048	200	201
		1,315
Industrials 0.14%
3M Co. 2.25% 2023	110	106
3M Co. 3.625% 2028	115	115
Burlington Northern Santa Fe LLC 4.15% 2048	50	49
CSX Corp. 3.80% 2028	145	143
General Dynamics Corp. 3.375% 2023	65	65
Union Pacific Corp. 3.95% 2028	50	50
Union Pacific Corp. 4.50% 2048	80	82
United Technologies Corp. 3.65% 2023	130	130
United Technologies Corp. 3.95% 2025	55	55
United Technologies Corp. 4.125% 2028	165	164
		959
Real estate 0.05%
Equinix, Inc. 5.375% 2027	300	301
Materials 0.01%
Sherwin-Williams Co. 3.45% 2027	100	95
Total corporate bonds & notes		19,805
Asset-backed obligations 0.16%
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[2,5]	337	337
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[2,5]	770	770
		1,107
Total bonds, notes & other debt instruments (cost: $161,171,000)		157,227
American Funds Insurance Series — Capital Income Builder — Page 56 of 190

unaudited
Short-term securities 9.99%	Principal amount (000)	Value (000)
Federal Home Loan Bank 2.01%–2.02% due 10/11/2018–10/17/2018	$22,000	$21,984
Kimberly-Clark Corp. 2.05% due 10/12/2018[2]	15,800	15,786
Pfizer Inc. 2.10% due 10/15/2018[2]	12,000	11,988
Total Capital SA 2.13% due 10/1/2018[2]	18,700	18,697
Total short-term securities (cost: $68,465,000)		68,455
Total investment securities 99.92% (cost: $670,036,000)		684,955
Other assets less liabilities 0.08%		552
Net assets 100.00%		$685,507
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,356,000, which represented 8.08% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Amount less than one thousand.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $536,000, which represented .08% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GBP = British pounds
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 57 of 190

Asset Allocation Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 65.19% Information technology 17.32%	Shares	Value (000)
Microsoft Corp.	6,750,000	$771,998
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	14,251,000	629,324
Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	73,937
Broadcom Inc.	1,995,000	492,226
VeriSign, Inc.[1]	2,985,101	477,974
ASML Holding NV (New York registered)	2,202,100	414,039
Intel Corp.	6,000,000	283,740
Intuit Inc.	1,100,000	250,140
Alphabet Inc., Class C1	108,985	130,070
Alphabet Inc., Class A1	90,800	109,603
Facebook, Inc., Class A1	1,332,000	219,061
Visa Inc., Class A	1,059,000	158,945
Western Digital Corp.	2,400,000	140,496
Activision Blizzard, Inc.	1,685,000	140,175
Mastercard Inc., Class A	468,000	104,181
RingCentral, Inc., Class A1	961,200	89,440
AAC Technologies Holdings Inc.	7,000,000	72,697
Amphenol Corp., Class A	500,000	47,010
Largan Precision Co., Ltd.	340,000	40,478
Corporate Risk Holdings I, Inc.[1,2,3]	168,812	118
Corporate Risk Holdings Corp.[1,2,3,4]	854	—
		4,645,652
Health care 10.18%
UnitedHealth Group Inc.	2,240,000	595,930
Johnson & Johnson	3,622,000	500,452
Humana Inc.	965,000	326,672
Express Scripts Holding Co.[1]	3,100,000	294,531
AbbVie Inc.	2,475,300	234,114
Merck & Co., Inc.	2,420,300	171,696
Aetna Inc.	700,000	141,995
Gilead Sciences, Inc.	1,500,000	115,815
AstraZeneca PLC (ADR)	2,001,300	79,191
Bluebird Bio, Inc.[1]	453,000	66,138
Bristol-Myers Squibb Co.	978,000	60,714
Vertex Pharmaceuticals Inc.[1]	260,000	50,112
Regeneron Pharmaceuticals, Inc.[1]	120,467	48,673
Diplomat Pharmacy, Inc.[1]	2,156,200	41,852
Concordia International Corp.[1,2,4,5]	175,310	3,248
Concordia International Corp.[1]	41,859	843
Rotech Healthcare Inc.[1,2,3,4]	184,138	368
		2,732,344
American Funds Insurance Series — Asset Allocation Fund — Page 58 of 190

unaudited
Common stocks Financials 8.05%	Shares	Value (000)
Chubb Ltd.	2,450,000	$327,418
Arch Capital Group Ltd.[1]	8,595,000	256,217
First Republic Bank	2,580,000	247,680
Wells Fargo & Co.	4,656,400	244,740
JPMorgan Chase & Co.	2,100,000	236,964
Citigroup Inc.	2,500,000	179,350
Bank of America Corp.	6,000,000	176,760
Capital One Financial Corp.	1,250,000	118,663
Oaktree Capital Group, LLC	2,610,000	108,054
PNC Financial Services Group, Inc.	708,000	96,423
Blackstone Group LP	1,510,000	57,501
RenaissanceRe Holdings Ltd.	357,000	47,688
Berkshire Hathaway Inc., Class A1	84	26,880
SunTrust Banks, Inc.	387,100	25,854
HDFC Bank Ltd.	297,000	8,219
		2,158,411
Consumer discretionary 6.28%
Comcast Corp., Class A	7,550,000	267,345
Home Depot, Inc.	1,175,000	243,401
Amazon.com, Inc.[1]	105,000	210,315
VF Corp.	2,000,000	186,900
NIKE, Inc., Class B	1,980,000	167,746
General Motors Co.	4,100,000	138,047
Dillard’s, Inc., Class A (USA)[6]	1,700,000	129,778
Newell Brands Inc.	5,197,300	105,505
Starbucks Corp.	1,410,500	80,173
CBS Corp., Class B	1,000,000	57,450
Netflix, Inc.[1]	148,600	55,596
Cie. Financière Richemont SA, Class A	415,000	33,829
Charter Communications, Inc., Class A1	27,126	8,840
Cumulus Media Inc., Class B1,2	10,599	181
Cumulus Media Inc., Class A1	8,723	149
		1,685,255
Energy 6.08%
Noble Energy, Inc.	10,500,000	327,495
Cenovus Energy Inc.	27,000,000	271,118
Royal Dutch Shell PLC, Class B (ADR)	3,810,000	270,243
Royal Dutch Shell PLC, Class A (ADR)	10,061	686
Suncor Energy Inc.	4,000,000	154,779
Weatherford International PLC[1,6]	56,000,000	151,760
Chevron Corp.	1,100,250	134,539
Cabot Oil & Gas Corp.	5,000,000	112,600
Enbridge Inc.	1,950,000	62,965
Enbridge Inc. (CAD denominated)	48,515	1,566
Diamondback Energy, Inc.	380,000	51,372
Extraction Oil & Gas, Inc.[1]	3,000,000	33,870
Halliburton Co.	750,000	30,397
ConocoPhillips	335,000	25,929
Tribune Resources, Inc.[1,2]	926,514	2,919
		1,632,238
American Funds Insurance Series — Asset Allocation Fund — Page 59 of 190

unaudited
Common stocks Consumer staples 4.16%	Shares	Value (000)
Philip Morris International Inc.	4,860,000	$396,284
Nestlé SA	3,508,230	292,484
Nestlé SA (ADR)	900,000	74,880
Altria Group, Inc.	1,400,000	84,434
British American Tobacco PLC	1,575,000	73,585
Coca-Cola Co.	1,350,000	62,356
Walgreens Boots Alliance, Inc.	754,800	55,025
Mondelez International, Inc.	1,025,000	44,034
Colgate-Palmolive Co.	500,000	33,475
		1,116,557
Materials 3.76%
DowDuPont Inc.	7,153,100	460,016
LyondellBasell Industries NV	1,700,000	174,267
Nucor Corp.	1,750,000	111,037
Alcoa Corp.[1]	2,500,000	101,000
Royal Gold, Inc.	695,000	53,557
First Quantum Minerals Ltd.	3,861,222	43,974
WestRock Co.	590,000	31,530
Franco-Nevada Corp.	292,832	18,318
Newmont Mining Corp.	470,000	14,194
		1,007,893
Industrials 2.95%
Boeing Co.	1,109,000	412,437
Lockheed Martin Corp.	947,200	327,693
TransDigm Group Inc.[1]	75,000	27,923
Waste Management, Inc.	214,000	19,337
CEVA Logistics AG1,2,5	157,127	2,754
Ply Gem Parent, LLC, Class B1,2	248	31
		790,175
Real estate 0.84%
Crown Castle International Corp. REIT	755,000	84,054
American Tower Corp. REIT	550,000	79,915
Public Storage REIT	300,000	60,489
		224,458
Telecommunication services 0.53%
Verizon Communications Inc.	2,040,000	108,916
AT&T Inc.	1,000,000	33,580
		142,496
Miscellaneous 5.04%
Other common stocks in initial period of acquisition		1,352,854
Total common stocks (cost: $12,514,240,000)		17,488,333
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[1,2,3]	311,755	139
Tribune Resources, Inc., Class B, warrants, expire 2023[1,2,3]	242,476	85
Tribune Resources, Inc., Class C, warrants, expire 2023[1,2,3]	227,540	65
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 190

unaudited
Rights & warrants Industrials 0.00%	Shares	Value (000)
Associated Materials, LLC, warrants, expire 2023[1,2,3]	71,030	$—[7]
Total rights & warrants (cost: $47,000)		289
Convertible stocks 0.03% Industrials 0.03%
Associated Materials, LLC, 14.00% convertible preferred 2020[2,3]	5,000	6,074
Total convertible stocks (cost: $4,800,000)		6,074
Bonds, notes & other debt instruments 24.81% U.S. Treasury bonds & notes 11.05% U.S. Treasury 8.58%	Principal amount (000)
U.S. Treasury 1.125% 2019	$35,000	34,826
U.S. Treasury 1.50% 2019	400,000	398,916
U.S. Treasury 1.50% 2019	39,825	39,282
U.S. Treasury 1.75% 2019	21,800	21,608
U.S. Treasury 1.25% 2020[8]	298,117	292,384
U.S. Treasury 1.25% 2020	78,000	76,388
U.S. Treasury 1.375% 2020	61,500	60,258
U.S. Treasury 1.375% 2020	35,000	34,361
U.S. Treasury 1.50% 2020	500	490
U.S. Treasury 1.625% 2020[8]	125,000	122,375
U.S. Treasury 1.625% 2020	10,000	9,841
U.S. Treasury 2.50% 2020	15,000	14,925
U.S. Treasury 1.125% 2021	42,000	39,952
U.S. Treasury 1.375% 2021	49,410	47,774
U.S. Treasury 1.75% 2021	9,500	9,173
U.S. Treasury 2.25% 2021	9,730	9,565
U.S. Treasury 2.750% 2021	19,232	19,161
U.S. Treasury 1.875% 2022	100,000	96,681
U.S. Treasury 1.875% 2022	8,000	7,683
U.S. Treasury 1.875% 2022	5,000	4,812
U.S. Treasury 2.00% 2022	25,000	24,091
U.S. Treasury 2.125% 2022	47,000	45,478
U.S. Treasury 1.375% 2023	8,000	7,418
U.S. Treasury 1.375% 2023	5,000	4,642
U.S. Treasury 1.625% 2023	5,000	4,715
U.S. Treasury 2.25% 2023	5,000	4,829
U.S. Treasury 2.375% 2023	5,000	4,886
U.S. Treasury 2.50% 2023	29,000	28,464
U.S. Treasury 2.75% 2023	75,000	74,350
U.S. Treasury 2.75% 2023	31,326	31,070
U.S. Treasury 2.75% 2023	19,000	18,834
U.S. Treasury 2.875% 2023	3,400	3,389
U.S. Treasury 2.00% 2024	12,000	11,403
U.S. Treasury 2.00% 2024	7,500	7,114
U.S. Treasury 2.125% 2024	52,500	50,301
U.S. Treasury 2.125% 2024	10,250	9,768
U.S. Treasury 2.125% 2024	10,000	9,575
U.S. Treasury 2.125% 2024	5,000	4,772
U.S. Treasury 2.25% 2024	5,000	4,825
U.S. Treasury 2.375% 2024	70,000	67,706
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 190

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2024	$700	$683
U.S. Treasury 2.00% 2025	44,800	41,991
U.S. Treasury 2.50% 2025	10,000	9,715
U.S. Treasury 2.625% 2025	4,966	4,855
U.S. Treasury 2.75% 2025	3,229	3,178
U.S. Treasury 3.00% 2025	59,900	59,844
U.S. Treasury 1.50% 2026	500	446
U.S. Treasury 1.625% 2026	7,000	6,354
U.S. Treasury 1.625% 2026	1,500	1,357
U.S. Treasury 2.00% 2026	8,000	7,402
U.S. Treasury 2.25% 2027	126,075	118,691
U.S. Treasury 2.375% 2027	880	836
U.S. Treasury 2.875% 2028	5,217	5,139
U.S. Treasury 2.875% 2028	4,328	4,263
U.S. Treasury 4.75% 2041	15,000	18,763
U.S. Treasury 2.50% 2046	5,000	4,360
U.S. Treasury 2.875% 2046[8]	147,158	138,301
U.S. Treasury 3.00% 2047	70,000	67,415
U.S. Treasury 3.00% 2047	28,460	27,391
U.S. Treasury 3.00% 2048	451	434
U.S. Treasury 3.125% 2048	23,974	23,642
		2,303,145
U.S. Treasury inflation-protected securities 2.47%
U.S. Treasury Inflation-Protected Security 0.125% 2021[9]	39,767	38,966
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]	76,091	75,151
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	690	663
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]	220,533	217,715
U.S. Treasury Inflation-Protected Security 0.25% 2025[9]	1,697	1,630
U.S. Treasury Inflation-Protected Security 0.375% 2025[9]	16,312	15,804
U.S. Treasury Inflation-Protected Security 2.375% 2025[9]	200	219
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]	21,027	19,844
U.S. Treasury Inflation-Protected Security 0.625% 2026[9]	23,624	23,134
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	18,518	17,696
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	5,151	4,926
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	72,175	58,885
U.S. Treasury Inflation-Protected Security 0.75% 2042[9]	19,171	18,019
U.S. Treasury Inflation-Protected Security 1.375% 2044[8,9]	138,702	148,844
U.S. Treasury Inflation-Protected Security 1.00% 2046[9]	5,318	5,256
U.S. Treasury Inflation-Protected Security 0.875% 2047[9]	15,660	14,999
		661,751
Total U.S. Treasury bonds & notes		2,964,896
Corporate bonds & notes 8.56% Financials 1.43%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,321
ACE INA Holdings Inc. 2.875% 2022	3,880	3,799
ACE INA Holdings Inc. 3.35% 2026	880	856
ACE INA Holdings Inc. 4.35% 2045	800	818
American Express Co. 2.20% 2020	6,000	5,876
American International Group, Inc. 4.20% 2028	4,895	4,850
Bank of America Corp. 2.625% 2020	4,037	3,989
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[10]	7,250	7,169
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.248% 2027	$1,500	$1,396
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[10]	3,000	2,862
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[10]	1,580	1,579
Bank of America Corp. 4.244% 2038 (3-month USD-LIBOR + 1.814% on 4/24/2037)[10]	1,000	977
BB&T Corp. 2.45% 2020	6,000	5,956
BB&T Corp. 2.625% 2022	2,500	2,448
BB&T Corp. 2.75% 2022	3,050	2,989
BB&T Corp. 3.70% 2025	2,800	2,791
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,057
Berkshire Hathaway Finance Corp. 4.20% 2048	7,145	7,103
Berkshire Hathaway Inc. 2.20% 2021	1,000	981
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,555
Berkshire Hathaway Inc. 3.125% 2026	1,000	965
BNP Paribas 3.375% 2025[5]	3,225	3,056
Citigroup Inc. 2.35% 2021	6,855	6,646
Citigroup Inc. 2.90% 2021	4,000	3,919
Citigroup Inc. 3.40% 2021	1,725	1,725
Citigroup Inc. 3.20% 2026	2,211	2,066
Citigroup Inc. 4.65% 2048	2,430	2,464
CME Group Inc. 3.75% 2028	6,000	6,004
CME Group Inc. 4.15% 2048	1,500	1,499
Commonwealth Bank of Australia 2.25% 2020[5]	1,000	987
Compass Diversified Holdings 8.00% 2026[5]	2,775	2,872
Crédit Agricole SA 4.375% 2025[5]	1,700	1,665
Credit Suisse Group AG 3.00% 2021	250	247
Credit Suisse Group AG 3.80% 2023	1,625	1,608
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,10]	800	754
Danske Bank AS 2.70% 2022[5]	2,000	1,918
DNB ASA 2.375% 2021[5]	3,000	2,913
Ford Motor Credit Co. 1.897% 2019	2,500	2,474
FS Energy and Power Fund 7.50% 2023[5]	2,020	2,065
General Motors Financial Co. 3.45% 2022	3,625	3,570
General Motors Financial Co. 4.30% 2025	1,250	1,218
Goldman Sachs Group, Inc. 2.55% 2019	4,000	3,983
Goldman Sachs Group, Inc. 2.875% 2021	231	228
Goldman Sachs Group, Inc. 5.25% 2021	200	209
Goldman Sachs Group, Inc. 3.00% 2022	4,750	4,657
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[10]	7,000	6,766
Goldman Sachs Group, Inc. 3.50% 2025	280	271
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[10]	2,000	1,905
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[10]	1,500	1,480
Groupe BPCE SA 2.75% 2023[5]	2,250	2,152
Groupe BPCE SA 5.70% 2023[5]	4,460	4,655
Groupe BPCE SA 5.15% 2024[5]	3,000	3,054
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[10]	3,000	2,940
HSBC Holdings PLC 3.322% 2024[11]	1,500	1,498
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[10]	1,250	1,242
HSBC Holdings PLC 4.25% 2024	3,000	2,985
HSBC Holdings PLC 4.30% 2026	200	199
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	5,250	5,262
HUB International Ltd. 7.00% 2026[5]	740	743
Icahn Enterprises Finance Corp. 6.25% 2022	5,000	5,138
Intesa Sanpaolo SpA 3.375% 2023[5]	1,500	1,390
Intesa Sanpaolo SpA 5.017% 2024[5]	3,980	3,595
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 3.875% 2028[5]	$1,500	$1,273
JPMorgan Chase & Co. 2.55% 2020	2,750	2,712
JPMorgan Chase & Co. 2.55% 2021	497	488
JPMorgan Chase & Co. 3.25% 2022	180	178
JPMorgan Chase & Co. 2.70% 2023	125	120
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[10]	6,075	6,014
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[10]	3,000	2,864
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[10]	1,800	1,706
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[10]	11,200	11,158
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)[10]	3,200	3,280
Lloyds Banking Group PLC 3.00% 2022	4,000	3,897
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[10]	1,525	1,456
Lloyds Banking Group PLC 4.45% 2025	1,600	1,604
Lloyds Banking Group PLC 4.582% 2025	1,500	1,474
Lloyds Banking Group PLC 4.375% 2028	2,150	2,100
Metropolitan Life Global Funding I 1.55% 2019[5]	3,500	3,457
Metropolitan Life Global Funding I 2.50% 2020[5]	8,000	7,878
Metropolitan Life Global Funding I 1.95% 2021[5]	2,500	2,396
Morgan Stanley 2.50% 2021	3,000	2,932
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[10]	4,500	4,473
Morgan Stanley 3.875% 2026	2,650	2,606
Morgan Stanley 3.625% 2027	2,775	2,666
National Australia Bank Ltd. 1.375% 2019	975	965
National Australia Bank Ltd. 1.875% 2021	975	935
Navient Corp. 4.875% 2019	7,800	7,864
Navient Corp. 6.50% 2022	3,675	3,822
Navient Corp. 5.50% 2023	6,390	6,398
Navient Corp. 6.125% 2024	3,225	3,233
New York Life Global Funding 1.50% 2019[5]	1,525	1,504
New York Life Global Funding 1.70% 2021[5]	1,500	1,431
New York Life Global Funding 2.35% 2026[5]	1,190	1,079
Nordea Bank AB 2.50% 2020[5]	4,450	4,383
PNC Bank 1.45% 2019	3,340	3,305
PNC Bank 2.30% 2020	250	247
PNC Bank 2.55% 2021	8,000	7,798
PNC Financial Services Group, Inc. 2.854% 2022[10]	1,445	1,403
PNC Financial Services Group, Inc. 3.90% 2024	2,000	1,992
Prudential Financial, Inc. 3.50% 2024	4,000	4,003
Rabobank Nederland 1.375% 2019	4,140	4,089
Rabobank Nederland 2.75% 2022	2,825	2,750
Rabobank Nederland 4.375% 2025	5,500	5,452
Skandinaviska Enskilda Banken AB 2.375% 2019[5]	2,400	2,395
Skandinaviska Enskilda Banken AB 1.875% 2021	3,350	3,200
Skandinaviska Enskilda Banken AB 2.625% 2021	250	245
Skandinaviska Enskilda Banken AB 2.80% 2022	1,400	1,368
Starwood Property Trust, Inc. 5.00% 2021	2,700	2,727
Svenska Handelsbanken AB 1.95% 2020	1,714	1,670
Travelers Companies, Inc. 4.00% 2047	1,735	1,665
UBS Group AG 4.125% 2025[5]	2,750	2,734
UniCredit SpA 3.75% 2022[5]	8,350	7,989
UniCredit SpA 4.625% 2027[5]	1,250	1,148
UniCredit SpA 5.861% 2032[5,10]	4,800	4,300
US Bancorp 2.625% 2022	1,805	1,765
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp 3.40% 2023	$5,675	$5,654
US Bancorp 3.70% 2024	7,000	7,046
US Bancorp 2.375% 2026	4,000	3,625
Wells Fargo & Co. 2.50% 2021	7,500	7,347
Wells Fargo & Co. 3.069% 2023	3,750	3,661
Wells Fargo & Co. 3.55% 2023	8,000	7,966
Wells Fargo & Co. 3.00% 2026	4,500	4,190
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[10]	2,184	2,096
Westpac Banking Corp. 2.15% 2020	12,000	11,849
Westpac Banking Corp. 2.75% 2023	3,500	3,378
		383,762
Energy 1.42%
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.848% 2019[5,11]	825	788
American Energy (Permian Basin) 7.125% 2020[5]	7,345	4,921
American Energy (Permian Basin) 7.375% 2021[5]	5,725	3,750
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,552
Anadarko Petroleum Corp. 5.55% 2026	2,250	2,394
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.620% 2023[11,12,13]	1,224	1,232
Blackstone CQP Holdco LP 6.00% 2021[4,5]	5,700	5,728
Blackstone CQP Holdco LP 6.50% 2021[4,5]	21,325	21,494
Canadian Natural Resources Ltd. 2.95% 2023	4,975	4,801
Canadian Natural Resources Ltd. 4.95% 2047	1,000	1,039
Cenovus Energy Inc. 3.80% 2023	3,970	3,890
Cenovus Energy Inc. 4.25% 2027	6,625	6,413
Cenovus Energy Inc. 5.25% 2037	2,000	1,986
Cenovus Energy Inc. 5.40% 2047	8,000	8,077
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 5.589% 2019[11]	3,200	3,212
Chesapeake Energy Corp. 4.875% 2022	6,250	6,102
Chesapeake Energy Corp. 8.00% 2025	4,475	4,629
Chesapeake Energy Corp. 8.00% 2027	4,365	4,461
Chevron Corp. 2.566% 2023	2,000	1,935
Chevron Corp. 3.326% 2025	1,165	1,150
Comstock Resources, Inc. 9.75% 2026[5]	4,225	4,226
Concho Resources Inc. 4.30% 2028	5,570	5,556
Concho Resources Inc. 4.85% 2048	826	830
CONSOL Energy Inc. 5.875% 2022	19,450	19,524
Convey Park Energy LLC 7.50% 2025[5]	2,000	2,037
DCP Midstream Operating LP 4.95% 2022	4,775	4,859
Diamond Offshore Drilling, Inc. 7.875% 2025	2,550	2,655
Diamond Offshore Drilling, Inc. 4.875% 2043	4,685	3,455
Enbridge Energy Partners, LP 5.20% 2020	120	123
Enbridge Energy Partners, LP 5.875% 2025	3,825	4,216
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,583
Enbridge Inc. 4.00% 2023	2,500	2,522
Enbridge Inc. 3.70% 2027	3,897	3,769
Energy Transfer Partners, LP 4.15% 2020	3,500	3,547
Energy Transfer Partners, LP 7.50% 2020	1,175	1,261
Energy Transfer Partners, LP 5.875% 2024	2,775	2,928
Energy Transfer Partners, LP 4.75% 2026	4,000	4,046
Energy Transfer Partners, LP 4.20% 2027	185	179
Energy Transfer Partners, LP 4.95% 2028	282	287
Energy Transfer Partners, LP 5.30% 2047	1,941	1,884
Energy Transfer Partners, LP 5.40% 2047	1,300	1,289
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.00% 2048	$3,056	$3,265
EnLink Midstream Partners, LP 5.45% 2047	1,964	1,712
Ensco PLC 7.75% 2026	3,650	3,636
Ensco PLC 5.75% 2044	7,820	5,875
Enterprise Products Operating LLC 4.90% 2046	1,000	1,037
EOG Resources, Inc. 4.15% 2026	2,980	3,051
EQT Corp. 3.00% 2022	975	946
EQT Corp. 3.90% 2027	1,810	1,698
Equinor ASA 3.625% 2028	9,735	9,618
Extraction Oil & Gas, Inc. 5.625% 2026[5]	2,900	2,581
Exxon Mobil Corp. 2.222% 2021	5,070	4,973
Exxon Mobil Corp. 2.726% 2023	3,000	2,938
Exxon Mobil Corp. 3.043% 2026	2,250	2,184
Genesis Energy, LP 6.75% 2022	4,425	4,536
Genesis Energy, LP 6.50% 2025	2,725	2,674
Jonah Energy LLC 7.25% 2025[5]	2,950	2,271
Kinder Morgan Energy Partners, LP 3.50% 2021	40	40
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,420
Kinder Morgan Energy Partners, LP 5.50% 2044	3,578	3,728
Kinder Morgan, Inc. 3.05% 2019	2,520	2,517
Kinder Morgan, Inc. 4.30% 2028	5,750	5,708
Kinder Morgan, Inc. 5.05% 2046	1,500	1,502
Kinder Morgan, Inc. 5.20% 2048	3,362	3,437
Marathon Oil Corp. 4.40% 2027	2,030	2,033
MPLX LP 4.125% 2027	1,000	975
MPLX LP 4.50% 2038	3,000	2,833
NGL Energy Partners LP 6.875% 2021	7,990	8,149
NGL Energy Partners LP 6.125% 2025	7,435	7,007
Noble Corp. PLC 7.95% 2025[10]	3,175	3,111
Noble Corp. PLC 8.95% 2045[10]	3,525	3,432
Noble Energy, Inc. 4.95% 2047	2,000	1,919
Peabody Energy Corp. 6.00% 2022[5]	1,000	1,020
Peabody Energy Corp. 6.375% 2025[5]	600	612
Petróleos Mexicanos 5.35% 2028[5]	1,820	1,720
Petróleos Mexicanos 6.75% 2047	3,497	3,346
Petróleos Mexicanos 6.35% 2048[5]	1,230	1,133
Phillips 66 3.90% 2028	1,645	1,625
Phillips 66 Partners LP 3.55% 2026	335	316
Phillips 66 Partners LP 3.75% 2028	1,055	1,006
Phillips 66 Partners LP 4.68% 2045	800	760
Phillips 66 Partners LP 4.90% 2046	550	541
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,346
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[5,13,14]	853	416
Sabine Pass Liquefaction, LLC 5.875% 2026	1,235	1,335
Sabine Pass Liquefaction, LLC 4.20% 2028	1,745	1,695
Schlumberger BV 3.625% 2022[5]	2,800	2,788
Schlumberger BV 4.00% 2025[5]	4,056	4,060
Shell International Finance BV 2.25% 2020	1,965	1,936
Shell International Finance BV 1.875% 2021	2,000	1,936
Statoil ASA 2.75% 2021	1,925	1,900
Statoil ASA 3.25% 2024	2,850	2,802
Statoil ASA 4.25% 2041	2,000	2,025
Sunoco LP 4.875% 2023[5]	990	983
Targa Resources Partners LP 4.125% 2019	6,255	6,263
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Partners LP 6.75% 2024	$2,065	$2,184
Teekay Corp. 8.50% 2020	17,280	17,672
Teekay Offshore Partners LP 8.50% 2023[5]	3,400	3,502
TransCanada PipeLines Ltd. 4.25% 2028	2,190	2,202
TransCanada PipeLines Ltd. 4.75% 2038	8,000	8,160
TransCanada PipeLines Ltd. 4.875% 2048	3,000	3,085
Transocean Inc. 9.00% 2023[5]	3,454	3,765
Ultra Petroleum Corp. 6.875% 2022[5]	4,860	2,333
Ultra Petroleum Corp. 7.125% 2025[5]	1,775	728
Vine Oil & Gas LP 8.75% 2023[5]	2,500	2,450
Weatherford International PLC 4.50% 2022[6]	5,370	4,726
Weatherford International PLC 8.25% 2023[6]	5,800	5,510
Weatherford International PLC 9.875% 2024[6]	1,000	982
Weatherford International PLC 9.875% 2025[5,6]	2,550	2,473
Weatherford International PLC 6.50% 2036[6]	7,595	5,753
Weatherford International PLC 6.75% 2040[6]	7,825	6,025
Western Gas Partners LP 4.65% 2026	925	908
Williams Partners LP 3.60% 2022	1,500	1,492
Williams Partners LP 4.30% 2024	160	162
		381,812
Health care 1.27%
Abbott Laboratories 2.90% 2021	1,130	1,117
Abbott Laboratories 3.40% 2023	270	269
Abbott Laboratories 3.75% 2026	3,695	3,690
Abbott Laboratories 4.75% 2036	460	491
Abbott Laboratories 4.90% 2046	500	544
AbbVie Inc. 4.25% 2028	3,050	3,010
AbbVie Inc. 4.30% 2036	604	568
AbbVie Inc. 4.45% 2046	5,850	5,433
AbbVie Inc. 4.875% 2048	1,900	1,877
Allergan PLC 3.00% 2020	1,050	1,049
Allergan PLC 3.45% 2022	7,645	7,603
Allergan PLC 3.80% 2025	406	398
Allergan PLC 4.75% 2045	6,000	5,846
AstraZeneca PLC 3.375% 2025	7,890	7,642
Bayer AG 2.375% 2019[5]	2,750	2,732
Bayer US Finance II LLC 3.875% 2023[5]	3,360	3,341
Bayer US Finance II LLC 4.25% 2025[5]	8,729	8,671
Bayer US Finance II LLC 4.375% 2028[5]	1,254	1,230
Bayer US Finance II LLC 4.625% 2038[5]	1,525	1,463
Becton, Dickinson and Co. 2.133% 2019	2,250	2,237
Becton, Dickinson and Co. 2.404% 2020	2,250	2,217
Becton, Dickinson and Co. 2.894% 2022	1,170	1,138
Becton, Dickinson and Co. 3.363% 2024	860	832
Boston Scientific Corp. 3.85% 2025	5,500	5,486
Centene Corp. 4.75% 2022	8,770	8,897
Centene Corp. 4.75% 2025	2,825	2,825
Cigna Corp. 3.40% 2021[5]	1,800	1,794
Cigna Corp. 3.75% 2023[5]	1,955	1,950
Cigna Corp. 4.125% 2025[5]	1,865	1,862
Cigna Corp. 4.375% 2028[5]	2,175	2,172
Cigna Corp. 4.80% 2038[5]	9,140	9,155
Cigna Corp. 4.90% 2048[5]	1,650	1,654
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Concordia International Corp. (3-month USD-LIBOR + 5.50%) 7.814% 2024[11,12,13]	$985	$970
Concordia International Corp. 8.00% 2024	357	351
CVS Health Corp. 3.35% 2021	740	739
CVS Health Corp. 3.70% 2023	1,005	1,002
CVS Health Corp. 4.10% 2025	1,119	1,117
CVS Health Corp. 4.30% 2028	4,930	4,891
CVS Health Corp. 4.78% 2038	1,578	1,571
DaVita HealthCare Partners Inc. 5.00% 2025	3,875	3,738
EMD Finance LLC 2.40% 2020[5]	210	207
EMD Finance LLC 2.95% 2022[5]	1,010	985
EMD Finance LLC 3.25% 2025[5]	1,020	972
Endo International PLC 5.75% 2022[5]	5,865	5,506
Endo International PLC 6.00% 2025[5,10]	3,945	3,420
Envision Healthcare Corp. 5.125% 2022[5]	1,405	1,446
GlaxoSmithKline PLC 3.625% 2025	3,585	3,581
HCA Inc. 5.875% 2023	2,125	2,245
Healthsouth Corp. 5.75% 2024	6,850	6,969
Healthsouth Corp. 5.75% 2025	3,285	3,326
Jaguar Holding Co. 6.375% 2023[5]	1,600	1,616
Johnson & Johnson 2.25% 2022	3,750	3,662
Johnson & Johnson 2.45% 2026	1,285	1,202
Johnson & Johnson 3.625% 2037	1,000	963
Kinetic Concepts, Inc. 12.50% 2021[5]	2,430	2,686
Mallinckrodt PLC 4.875% 2020[5]	8,685	8,642
Medtronic, Inc. 3.50% 2025	3,000	2,979
Medtronic, Inc. 4.375% 2035	4,537	4,695
Medtronic, Inc. 4.625% 2045	3,260	3,455
Molina Healthcare, Inc. 5.375% 2022	10,360	10,580
Molina Healthcare, Inc. 4.875% 2025[5]	5,242	5,176
Owens & Minor, Inc. 3.875% 2021	4,985	4,701
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.869% 2025[11,12,13]	1,910	1,818
Roche Holdings, Inc. 2.875% 2021[5]	8,625	8,547
Roche Holdings, Inc. 1.75% 2022[5]	2,340	2,225
Roche Holdings, Inc. 3.35% 2024[5]	1,200	1,189
Roche Holdings, Inc. 3.00% 2025[5]	6,000	5,769
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.337% 2020 (100% PIK)[2,3,11,12,13,14]	7,572	6,920
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[2,3,11,12,13]	3,701	3,702
Shire PLC 1.90% 2019	2,130	2,108
Shire PLC 2.40% 2021	5,688	5,499
Shire PLC 2.875% 2023	4,765	4,549
Shire PLC 3.20% 2026	1,500	1,387
Team Health Holdings, Inc. 6.375% 2025[5]	4,660	4,054
Tenet Healthcare Corp. 4.75% 2020	3,290	3,343
Tenet Healthcare Corp. 6.00% 2020	10,905	11,273
Tenet Healthcare Corp. 4.375% 2021	3,650	3,652
Tenet Healthcare Corp. 4.50% 2021	4,075	4,075
Tenet Healthcare Corp. 4.625% 2024	3,153	3,073
Teva Pharmaceutical Finance Co. BV 2.20% 2021	7,965	7,489
Teva Pharmaceutical Finance Co. BV 2.80% 2023	6,896	6,146
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,780	1,809
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,048	22,547
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,593
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,039
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	$22,200	$21,169
Valeant Pharmaceuticals International, Inc. 9.00% 2025[5]	800	864
Valeant Pharmaceuticals International, Inc. 9.25% 2026[5]	4,060	4,390
Zimmer Holdings, Inc. 3.15% 2022	6,070	5,949
		340,764
Utilities 0.78%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,186
AEP Transmission Co. LLC 4.25% 2048	1,630	1,628
AES Corp. 5.50% 2025	6,073	6,255
Ameren Corp. 3.70% 2047	1,500	1,395
American Electric Power Co., Inc. 2.95% 2022	4,020	3,933
American Electric Power Co., Inc. 3.20% 2027	1,275	1,196
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,235
Calpine Corp. 5.25% 2026[5]	5,970	5,552
Centerpoint Energy, Inc. 2.50% 2022	900	861
Comision Federal de Electricidad 4.75% 2027[5]	1,270	1,257
Commonwealth Edison Co. 4.35% 2045	2,085	2,116
Commonwealth Edison Co. 4.00% 2048	2,600	2,511
Commonwealth Edison Co. 3.65% 2046	2,000	1,813
Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	6,040
Consumers Energy Co. 3.375% 2023	475	473
Consumers Energy Co. 3.125% 2024	3,785	3,684
Consumers Energy Co. 3.25% 2046	940	804
Consumers Energy Co. 4.05% 2048	6,285	6,200
Dominion Resources, Inc. 1.875% 2018[5]	2,500	2,496
Dominion Resources, Inc. 1.60% 2019	890	880
Dominion Resources, Inc. 2.962% 2019[10]	300	300
Dominion Resources, Inc. 2.579% 2020[10]	950	938
Dominion Resources, Inc. 2.00% 2021	790	755
Dominion Resources, Inc. 2.75% 2022	800	779
Dominion Resources, Inc. 2.85% 2026	1,500	1,367
Duke Energy Corp. 3.75% 2024	150	150
Duke Energy Corp. 2.65% 2026	4,325	3,915
Duke Energy Florida, LLC 3.20% 2027	2,420	2,328
Duke Energy Ohio, Inc. 3.70% 2046	1,950	1,772
Duke Energy Progress Inc. 4.15% 2044	3,020	2,965
Duke Energy Progress Inc. 3.70% 2046	4,350	3,976
Duke Energy Progress, LLC 3.375% 2023	2,040	2,035
EDP Finance BV 4.125% 2020[5]	3,402	3,427
EDP Finance BV 3.625% 2024[5]	12,250	11,721
Electricité de France SA 2.35% 2020[5]	650	639
Electricité de France SA 6.95% 2039[5]	2,050	2,514
Electricité de France SA 5.60% 2040	1,950	2,080
Emera US Finance LP 2.15% 2019	300	298
Emera US Finance LP 2.70% 2021	770	748
Emera US Finance LP 3.55% 2026	645	608
Enel Finance International SA 4.25% 2023[5]	4,500	4,442
Enel Finance International SA 4.625% 2025[5]	4,500	4,409
Enel Finance International SA 3.50% 2028[5]	5,800	5,113
Enel Finance International SA 4.875% 2029[5]	3,750	3,639
Enersis Américas SA 4.00% 2026	495	473
Entergy Corp. 2.95% 2026	1,160	1,067
Entergy Louisiana, LLC 4.20% 2048	4,200	4,177
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp. 3.497% 2022[10]	$2,150	$2,114
Exelon Corp. 3.40% 2026	200	192
FirstEnergy Corp. 3.90% 2027	3,660	3,565
FirstEnergy Corp. 4.85% 2047	3,375	3,441
FirstEnergy Corp., Series B, 4.25% 2023	1,540	1,565
Great Plains Energy Inc. 4.20% 2047	2,100	2,018
MidAmerican Energy Holdings Co. 2.40% 2019	1,500	1,499
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	1,907
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	6,000	5,673
NiSource Finance Corp. 2.65% 2022	675	645
Northern States Power Co. 4.125% 2044	6,000	5,972
NRG Energy, Inc. 6.25% 2022	2,336	2,416
Pacific Gas and Electric Co. 3.85% 2023	6,840	6,791
Pacific Gas and Electric Co. 3.40% 2024	1,203	1,151
Pacific Gas and Electric Co. 3.30% 2027	2,740	2,524
Pacific Gas and Electric Co. 3.30% 2027	1,009	924
Pacific Gas and Electric Co. 4.65% 2028[5]	2,620	2,637
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,674
PacifiCorp., First Mortgage Bonds, 4.125% 2049	7,000	6,880
Public Service Co. of Colorado 2.25% 2022	2,000	1,912
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,825
Public Service Enterprise Group Inc. 2.25% 2026	385	346
Puget Energy, Inc. 6.50% 2020	1,245	1,320
Puget Energy, Inc. 6.00% 2021	1,823	1,939
Puget Energy, Inc. 5.625% 2022	1,965	2,080
Puget Energy, Inc. 3.65% 2025	3,135	3,028
Sierra Pacific Power Co., General and Ref. Mortgage Notes, Series T, 3.375% 2023	3,500	3,481
South Carolina Electric & Gas Co. 4.10% 2046	2,595	2,398
Talen Energy Corp. 9.50% 2022[5]	2,795	2,795
Talen Energy Corp. 10.50% 2026[5]	675	613
Tampa Electric Co. 4.35% 2044	3,805	3,711
Virginia Electric and Power Co. 2.95% 2026	1,700	1,598
Virginia Electric and Power Co. 3.50% 2027	4,300	4,209
		208,993
Consumer discretionary 0.78%
Amazon.com, Inc. 2.40% 2023	3,000	2,886
Amazon.com, Inc. 2.80% 2024	5,875	5,681
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	3,275	3,254
American Honda Finance Corp. 2.65% 2021	3,750	3,707
American Honda Finance Corp. 3.50% 2028	2,202	2,156
Bayerische Motoren Werke AG 2.25% 2023[5]	600	561
Bayerische Motoren Werke AG 3.45% 2023[5]	8,685	8,611
Cablevision Systems Corp. 6.75% 2021	8,525	9,005
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[5]	1,700	1,711
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	3,000	3,016
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,016
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	5,850	5,887
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[5]	4,250	4,005
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	585	630
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	16,260	16,362
Comcast Corp. 2.35% 2027	4,000	3,521
Comcast Corp. 3.30% 2027	1,000	946
Comcast Corp. 3.20% 2036	750	626
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Comcast Corp. 3.90% 2038	$1,500	$1,375
Comcast Corp. 4.00% 2048	1,500	1,354
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.75% 2022[11,12,13]	1,500	1,484
DaimlerChrysler North America Holding Corp. 2.25% 2019[5]	6,000	5,963
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	2,765	2,728
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	200	192
DaimlerChrysler North America Holding Corp. 3.35% 2023[5]	1,200	1,181
DaimlerChrysler North America Holding Corp. 3.75% 2028[5]	397	388
Ford Motor Co. 5.291% 2046	750	669
Ford Motor Credit Co. 2.597% 2019	3,000	2,977
Ford Motor Credit Co. 2.343% 2020	7,635	7,425
Ford Motor Credit Co. 3.157% 2020	1,000	991
Ford Motor Credit Co. 3.20% 2021	2,250	2,218
General Motors Co. 6.75% 2046	250	271
General Motors Co. 5.40% 2048	2,600	2,432
General Motors Financial Co. 2.35% 2019	3,500	3,478
General Motors Financial Co. 3.70% 2020	6,355	6,389
General Motors Financial Co. 3.45% 2022	2,000	1,975
General Motors Financial Co. 3.50% 2024	6,600	6,224
General Motors Financial Co. 4.35% 2027	1,000	957
Hanesbrands Inc. 4.625% 2024[5]	660	645
Hanesbrands Inc. 4.875% 2026[5]	2,700	2,595
Home Depot, Inc. 1.80% 2020	3,415	3,361
Home Depot, Inc. 4.25% 2046	3,500	3,578
Liberty Global PLC 5.50% 2028[5]	2,725	2,592
Limited Brands, Inc. 5.25% 2028	1,160	999
Limited Brands, Inc. 6.875% 2035	885	752
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,502
McDonald’s Corp. 2.75% 2020	1,750	1,741
McDonald’s Corp. 2.625% 2022	1,105	1,076
McDonald’s Corp. 3.35% 2023	820	814
McDonald’s Corp. 3.50% 2027	830	807
McDonald’s Corp. 4.875% 2045	1,600	1,677
Meredith Corp. 6.875% 2026[5]	1,675	1,721
Meritage Homes Corp. 5.125% 2027	2,675	2,474
MGM Resorts International 7.75% 2022	1,700	1,868
NBC Universal Enterprise, Inc. 1.974% 2019[5]	100	100
Newell Rubbermaid Inc. 2.60% 2019	188	188
Newell Rubbermaid Inc. 3.15% 2021	2,050	2,018
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.334% 2022[11,12,13]	6,010	5,291
Petsmart, Inc. 5.875% 2025[5]	17,985	14,832
Petsmart, Inc. 8.875% 2025[5]	8,790	6,371
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	340	333
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,400	5,171
Sirius XM Radio Inc. 3.875% 2022[5]	3,450	3,413
Starbucks Corp. 3.10% 2023	2,688	2,650
Starbucks Corp. 4.50% 2048	1,745	1,721
Time Warner Inc. 3.80% 2027	605	579
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,297
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	4,018	3,857
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	4,425	4,287
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[5]	1,400	1,302
		207,864
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.60%	Principal amount (000)	Value (000)
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 2024[11]	$4,700	$4,725
AT&T Inc. 4.10% 2028[5]	4,464	4,334
British Telecommunications PLC 9.625% 2030[10]	2,875	4,092
CenturyLink, Inc. 6.75% 2023	8,475	8,825
CenturyLink, Inc., Series T, 5.80% 2022	1,325	1,355
Deutsche Telekom International Finance BV 1.95% 2021[5]	1,000	956
Deutsche Telekom International Finance BV 2.82% 2022[5]	2,535	2,478
Deutsche Telekom International Finance BV 3.60% 2027[5]	3,750	3,560
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,175
France Télécom 4.125% 2021	5,000	5,118
Frontier Communications Corp. 10.50% 2022	4,790	4,272
Frontier Communications Corp. 11.00% 2025	20,825	16,341
Inmarsat PLC 4.875% 2022[5]	7,775	7,775
Inmarsat PLC 6.50% 2024[5]	2,550	2,595
Intelsat Jackson Holding Co. 7.50% 2021	18,335	18,656
Intelsat Jackson Holding Co. 6.625% 2024[12,13]	1,400	1,462
Intelsat Jackson Holding Co. 8.00% 2024[5]	3,075	3,243
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)[11,12,13,14]	13,776	10,682
Orange SA 5.50% 2044	3,000	3,352
Trilogy International Partners, LLC 8.875% 2022[5]	7,250	7,359
Verizon Communications Inc. 4.50% 2033	2,000	1,989
Verizon Communications Inc. 4.40% 2034	1,959	1,914
Verizon Communications Inc. 4.125% 2046	2,228	2,002
Vodafone Group PLC 3.75% 2024	6,750	6,681
Vodafone Group PLC 4.125% 2025	11,500	11,423
Vodafone Group PLC 4.375% 2028	2,250	2,220
Vodafone Group PLC 5.00% 2038	1,500	1,483
Vodafone Group PLC 5.25% 2048	1,500	1,509
Wind Tre SpA 5.00% 2026[5]	6,500	5,685
Ziggo Bond Finance BV 5.50% 2027[5]	9,325	8,772
		160,033
Industrials 0.56%
3M Co. 2.25% 2026	1,000	909
3M Co. 3.625% 2028	4,590	4,588
ADT Corp. 3.50% 2022	3,325	3,159
Allison Transmission Holdings, Inc. 5.00% 2024[5]	3,205	3,197
Associated Materials, LLC 9.00% 2024[5]	8,905	9,306
Avis Budget Group, Inc. 5.50% 2023	3,755	3,749
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[5]	2,250	2,309
Canadian National Railway Co. 3.20% 2046	2,635	2,241
Canadian National Railway Co. 3.65% 2048	5,015	4,648
CSX Corp. 3.80% 2028	6,985	6,895
CSX Corp. 4.30% 2048	2,250	2,208
Euramax International, Inc. 12.00% 2020[5]	4,350	4,551
General Dynamics Corp. 3.375% 2023	3,106	3,107
General Dynamics Corp. 3.50% 2025	4,804	4,799
General Electric Co. 2.70% 2022	6,535	6,308
General Electric Co. 4.125% 2042	2,500	2,231
Hardwoods Acquisition Inc. 7.50% 2021[5]	2,328	2,142
Hertz Global Holdings Inc. 7.625% 2022[5]	7,725	7,648
Lockheed Martin Corp. 2.50% 2020	6,015	5,934
Lockheed Martin Corp. 3.10% 2023	545	540
Lockheed Martin Corp. 3.55% 2026	3,490	3,450
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
LSC Communications, Inc. 8.75% 2023[5]	$3,475	$3,524
Northrop Grumman Corp. 2.93% 2025	3,645	3,465
Northrop Grumman Corp. 3.25% 2028	4,495	4,235
Pisces Parent, LLC 8.00% 2026[5]	4,295	4,338
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	4,931
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,327
Rockwell Collins, Inc. 1.95% 2019	1,125	1,118
Rockwell Collins, Inc. 2.80% 2022	3,025	2,946
Roper Technologies, Inc. 2.80% 2021	2,065	2,019
Roper Technologies, Inc. 3.80% 2026	835	813
Siemens AG 2.70% 2022[5]	3,360	3,279
Staples Inc. 8.50% 2025[5]	1,915	1,807
Union Pacific Corp. 3.75% 2025	5,030	5,036
Union Pacific Corp. 3.95% 2028	3,750	3,765
United Technologies Corp. 3.35% 2021	1,918	1,917
United Technologies Corp. 3.65% 2023	3,069	3,057
United Technologies Corp. 3.95% 2025	5,306	5,280
United Technologies Corp. 3.125% 2027	7,000	6,548
United Technologies Corp. 4.125% 2028	1,355	1,349
United Technologies Corp. 4.45% 2038	545	542
United Technologies Corp. 4.625% 2048	370	371
Virgin Australia Holdings Ltd. 8.50% 2019[5]	2,500	2,547
		150,133
Materials 0.55%
Ball Corp. 4.375% 2020	2,450	2,490
CF Industries, Inc. 4.95% 2043	4,130	3,671
Chemours Co. 6.625% 2023	4,990	5,225
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	1,170	1,155
Chevron Phillips Chemical Co. LLC 3.70% 2028[5]	3,000	2,961
Cleveland-Cliffs Inc. 4.875% 2024[5]	3,025	2,987
Cleveland-Cliffs Inc. 5.75% 2025	18,995	18,544
Consolidated Energy Finance SA 6.50% 2026[5]	2,685	2,729
CVR Partners, LP 9.25% 2023[5]	2,100	2,242
Eastman Chemical Co. 2.70% 2020	7,000	6,965
First Quantum Minerals Ltd. 7.00% 2021[5]	5,602	5,549
First Quantum Minerals Ltd. 7.25% 2022[5]	8,175	8,032
First Quantum Minerals Ltd. 7.50% 2025[5]	11,350	10,811
First Quantum Minerals Ltd. 6.875% 2026[5]	4,275	3,896
Freeport-McMoRan Inc. 3.55% 2022	12,035	11,734
Georgia-Pacific Corp. 2.539% 2019[5]	7,000	6,947
H.I.G. Capital, LLC 6.75% 2024[5]	2,366	2,372
Holcim Ltd. 5.15% 2023[5]	7,395	7,683
Huntsman International LLC 4.875% 2020	2,210	2,257
International Paper Co. 7.30% 2039	2,005	2,551
LSB Industries, Inc. 9.625% 2023[5]	2,410	2,534
Mosaic Co. 3.25% 2022	2,250	2,199
Mosaic Co. 4.05% 2027	2,125	2,059
Nova Chemicals Corp. 5.25% 2027[5]	4,275	3,992
Novelis Corp. 5.875% 2026[5]	2,600	2,545
Platform Specialty Products Corp. 5.875% 2025[5]	1,675	1,661
Rayonier Advanced Materials Inc. 5.50% 2024[5]	3,304	3,198
Ryerson Inc. 11.00% 2022[5]	6,190	6,771
Sherwin-Williams Co. 2.25% 2020	2,250	2,218
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 2.75% 2022	$1,185	$1,150
Sherwin-Williams Co. 3.125% 2024	550	529
Sherwin-Williams Co. 3.45% 2027	1,395	1,329
Vale SA 6.25% 2026	717	788
Venator Materials Corp. 5.75% 2025[5]	2,425	2,213
Warrior Met Coal, Inc. 8.00% 2024[5]	1,975	2,029
Westlake Chemical Corp. 4.375% 2047	2,915	2,595
		148,611
Consumer staples 0.55%
Altria Group, Inc. 4.50% 2043	3,000	2,900
Anheuser-Busch InBev NV 2.65% 2021	1,000	986
Anheuser-Busch InBev NV 3.30% 2023	5,940	5,870
Anheuser-Busch InBev NV 3.50% 2024	890	882
Anheuser-Busch InBev NV 3.65% 2026	4,985	4,842
Anheuser-Busch InBev NV 4.00% 2028	5,815	5,740
Anheuser-Busch InBev NV 4.90% 2046	550	553
Anheuser-Busch InBev NV 4.60% 2048	2,000	1,942
Avon Products, Inc. 7.875% 2022[5]	3,780	3,917
B&G Foods, Inc. 4.625% 2021	440	441
B&G Foods, Inc. 5.25% 2025	1,660	1,595
British American Tobacco International Finance PLC 3.95% 2025[5]	5,500	5,373
British American Tobacco PLC 3.222% 2024[5]	5,000	4,771
British American Tobacco PLC 4.39% 2037[5]	5,500	5,127
British American Tobacco PLC 4.54% 2047[5]	3,250	2,985
Constellation Brands, Inc. 2.00% 2019	2,250	2,230
Constellation Brands, Inc. 2.25% 2020	2,250	2,200
Constellation Brands, Inc. 2.65% 2022	4,835	4,625
Constellation Brands, Inc. 2.70% 2022	395	381
Constellation Brands, Inc. 3.20% 2023	1,650	1,600
Constellation Brands, Inc. 3.60% 2028	1,250	1,171
Constellation Brands, Inc. 4.50% 2047	445	416
Costco Wholesale Corp. 2.15% 2021	2,250	2,202
Costco Wholesale Corp. 2.30% 2022	2,250	2,179
Costco Wholesale Corp. 2.75% 2024	12,250	11,860
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.879% 2021[11]	1,795	1,804
General Mills, Inc. 3.20% 2021	425	422
General Mills, Inc. 3.70% 2023	395	393
Imperial Tobacco Finance PLC 3.50% 2023[5]	4,000	3,922
Keurig Dr. Pepper Inc. 3.551% 2021[5]	4,315	4,310
Keurig Dr. Pepper Inc. 4.057% 2023[5]	1,295	1,298
Keurig Dr. Pepper Inc. 4.597% 2028[5]	1,691	1,702
Keurig Dr. Pepper Inc. 4.985% 2038[5]	5,351	5,424
Keurig Dr. Pepper Inc. 5.085% 2048[5]	1,779	1,821
Molson Coors Brewing Co. 1.45% 2019	425	420
Molson Coors Brewing Co. 1.90% 2019	2,015	2,007
Molson Coors Brewing Co. 2.25% 2020	1,725	1,700
Molson Coors Brewing Co. 2.10% 2021	165	159
Molson Coors Brewing Co. 3.00% 2026	460	418
Molson Coors Brewing Co. 4.20% 2046	2,250	2,000
Nestle Holdings, Inc. 3.50% 2025[5]	4,500	4,472
Philip Morris International Inc. 2.00% 2020	2,000	1,973
Philip Morris International Inc. 1.875% 2021	2,000	1,938
Philip Morris International Inc. 2.375% 2022	1,960	1,883
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.625% 2022	$2,395	$2,332
Philip Morris International Inc. 3.25% 2024	5,000	4,887
Philip Morris International Inc. 4.25% 2044	2,050	1,937
Procter & Gamble Co. 1.70% 2021	825	793
Reckitt Benckiser Group PLC 2.375% 2022[5]	2,275	2,185
Reynolds American Inc. 3.25% 2020	1,035	1,033
Reynolds American Inc. 4.00% 2022	1,035	1,042
Reynolds American Inc. 4.45% 2025	5,705	5,753
Reynolds American Inc. 5.70% 2035	755	808
Reynolds American Inc. 5.85% 2045	2,030	2,212
Wal-Mart Stores, Inc. 3.40% 2023	6,580	6,606
Wal-Mart Stores, Inc. 3.70% 2028	3,738	3,745
		148,187
Information technology 0.34%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.636% 2025[11,12,13]	4,200	4,163
Alphabet Inc. 1.998% 2026	3,000	2,705
Apple Inc. 2.50% 2022	2,355	2,304
Apple Inc. 3.00% 2024	1,250	1,226
Apple Inc. 2.75% 2025	6,000	5,751
Apple Inc. 2.90% 2027	9,000	8,486
Apple Inc. 3.35% 2027	90	88
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.386% 2025[11,12,13]	600	615
Broadcom Ltd. 2.375% 2020	1,500	1,483
Broadcom Ltd. 3.00% 2022	1,500	1,462
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.938% 2023[11,12,13]	1,445	1,254
First Data Corp. 5.375% 2023[5]	2,850	2,901
First Data Corp. 5.00% 2024[5]	2,400	2,423
Gogo Inc. 12.50% 2022[5]	20,755	22,799
Infor Software 7.125% 2021[5,14]	2,925	2,971
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.593% 2024[11,12,13]	3,000	3,078
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.742% 2024[11,12,13]	2,988	3,016
Microsoft Corp. 4.20% 2035	6,000	6,263
Microsoft Corp. 4.10% 2037	1,000	1,032
Unisys Corp. 10.75% 2022[5]	3,125	3,527
Veritas Holdings Ltd. 7.50% 2023[5]	1,275	1,242
Visa Inc. 2.80% 2022	2,000	1,962
Visa Inc. 3.15% 2025	10,000	9,702
		90,453
Real estate 0.28%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,172
American Campus Communities, Inc. 3.35% 2020	1,765	1,760
American Campus Communities, Inc. 3.75% 2023	3,055	3,021
American Campus Communities, Inc. 4.125% 2024	6,075	6,034
American Campus Communities, Inc. 3.625% 2027	5,745	5,380
American Tower Corp. 3.55% 2027	1,425	1,333
American Tower Corp. 3.60% 2028	2,000	1,871
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,064
Corporate Office Properties LP 3.60% 2023	765	740
Corporate Office Properties LP 5.25% 2024	3,595	3,706
EPR Properties 4.75% 2026	6,070	5,957
EPR Properties 4.50% 2027	3,240	3,101
Essex Portfolio LP 3.875% 2024	1,000	995
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.50% 2025	$5,865	$5,673
Hospitality Properties Trust 4.50% 2023	2,295	2,306
Hospitality Properties Trust 4.50% 2025	325	317
Hospitality Properties Trust 4.95% 2027	1,000	981
Hospitality Properties Trust 3.95% 2028	3,825	3,468
Host Hotels & Resorts LP 4.50% 2026	705	703
Iron Mountain Inc. 4.875% 2027[5]	1,780	1,640
Public Storage 2.37% 2022	1,115	1,072
Scentre Group 3.25% 2025[5]	2,000	1,879
Scentre Group 3.50% 2025[5]	4,075	3,919
Scentre Group 3.75% 2027[5]	2,930	2,813
UDR, Inc. 2.95% 2026	1,510	1,385
WEA Finance LLC 2.70% 2019[5]	200	200
WEA Finance LLC 3.25% 2020[5]	4,105	4,093
Welltower Inc. 3.95% 2023	2,675	2,677
Westfield Corp. Ltd. 3.15% 2022[5]	5,615	5,508
		74,768
Total corporate bonds & notes		2,295,380
Mortgage-backed obligations 4.44%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[5,11,13]	3,250	3,259
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[13]	1,185	1,167
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[13]	4,735	4,795
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.166% 2024[11,13]	19	19
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[13]	360	367
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.6167% 2048[13]	1,400	1,404
Fannie Mae 6.00% 2021[13]	17	17
Fannie Mae 6.00% 2026[13]	277	299
Fannie Mae 5.50% 2033[13]	510	551
Fannie Mae 5.50% 2033[13]	339	367
Fannie Mae 3.00% 2036[13]	21,043	20,529
Fannie Mae 5.50% 2036[13]	770	832
Fannie Mae 6.00% 2036[13]	1,807	1,988
Fannie Mae 6.00% 2036[13]	571	628
Fannie Mae 6.00% 2036[13]	94	103
Fannie Mae 5.50% 2037[13]	275	297
Fannie Mae 5.50% 2037[13]	150	162
Fannie Mae 6.00% 2037[13]	1,796	1,979
Fannie Mae 6.00% 2037[13]	1,491	1,643
Fannie Mae 6.00% 2037[13]	184	203
Fannie Mae 6.00% 2037[13]	25	27
Fannie Mae 6.00% 2038[13]	2,552	2,813
Fannie Mae 6.00% 2038[13]	1,788	1,971
Fannie Mae 6.00% 2038[13]	852	938
Fannie Mae 6.00% 2038[13]	762	834
Fannie Mae 6.00% 2038[13]	436	481
Fannie Mae 6.00% 2038[13]	434	478
Fannie Mae 6.00% 2038[13]	50	55
Fannie Mae 6.00% 2038[13]	46	51
Fannie Mae 6.00% 2038[13]	33	36
Fannie Mae 6.00% 2039[13]	1	1
Fannie Mae 6.00% 2040[13]	474	523
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 190

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2040[13]	$153	$168
Fannie Mae 4.00% 2041[13]	3,440	3,503
Fannie Mae 4.00% 2041[13]	2,738	2,789
Fannie Mae 6.00% 2041[13]	936	1,030
Fannie Mae 6.00% 2041[13]	612	675
Fannie Mae 3.50% 2042[13]	9,568	9,494
Fannie Mae 4.00% 2043[13]	3,738	3,821
Fannie Mae 4.00% 2043[13]	2,230	2,279
Fannie Mae 4.00% 2043[13]	2,026	2,066
Fannie Mae 3.50% 2045[13]	15,422	15,303
Fannie Mae 3.50% 2045[13]	3,818	3,775
Fannie Mae 3.00% 2046[13]	35,142	33,675
Fannie Mae 3.50% 2046[13]	7,276	7,193
Fannie Mae 3.50% 2046[13]	2,900	2,863
Fannie Mae 4.00% 2046[13]	2,730	2,768
Fannie Mae 4.00% 2046[13]	959	973
Fannie Mae 3.50% 2047[13]	61,662	60,745
Fannie Mae 3.50% 2047[13]	6,514	6,417
Fannie Mae 3.50% 2047[13]	5,468	5,399
Fannie Mae 4.00% 2047[13]	23,561	23,904
Fannie Mae 4.00% 2047[13]	14,487	14,656
Fannie Mae 7.00% 2047[13]	44	48
Fannie Mae 7.00% 2047[13]	2	2
Fannie Mae 3.50% 2048[13]	26,436	26,039
Fannie Mae 4.00% 2048[13,15]	162,950	164,319
Fannie Mae 4.50% 2048[13,15]	82,790	85,295
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[13]	184	207
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[13]	44	50
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,13]	2,145	2,070
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[13]	4,397	4,293
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[13]	3,938	3,875
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.298% 2023[11,13]	8,799	8,805
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,13]	7,376	7,418
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,13]	6,450	6,512
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,13]	6,215	6,135
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,13]	7,000	7,071
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.568% 2026[11,13]	9,665	8,971
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,13]	2,891	2,759
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[13]	100	84
Freddie Mac 3.00% 2037[13]	31,186	30,415
Freddie Mac 5.00% 2038[13]	1,139	1,209
Freddie Mac 6.50% 2038[13]	136	151
Freddie Mac 4.50% 2039[13]	209	217
Freddie Mac 5.00% 2040[13]	2,051	2,179
Freddie Mac 4.00% 2042[13]	4,554	4,641
Freddie Mac 4.00% 2043[13]	6,188	6,294
Freddie Mac 4.00% 2043[13]	2,443	2,492
Freddie Mac 4.00% 2043[13]	2,243	2,284
Freddie Mac 3.064% 2045[11,13]	1,274	1,277
Freddie Mac 4.00% 2045[13]	14,438	14,686
Freddie Mac 4.00% 2045[13]	14,164	14,407
Freddie Mac 4.50% 2046[13]	2,182	2,255
Freddie Mac 4.50% 2046[13]	1,165	1,204
Freddie Mac 3.50% 2047[13]	45,985	45,295
Freddie Mac 3.50% 2047[13]	43,952	43,293
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 190

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2047[13]	$24,096	$23,734
Freddie Mac 3.50% 2047[13]	12,497	12,309
Freddie Mac 3.50% 2047[13]	4,499	4,437
Freddie Mac 4.00% 2048[13]	20,000	20,196
Freddie Mac 4.00% 2048[13]	6,190	6,257
Freddie Mac 4.50% 2048[13,15]	2,000	2,065
Freddie Mac, Series T041, Class 3A, 5.539% 2032[11,13]	301	316
Freddie Mac, Series KS01, Class A1, Multi Family, 1.693% 2022[13]	1,351	1,327
Freddie Mac, Series K019, Class A2, Multi Family, 2.272% 2022[13]	4,000	3,896
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[13]	3,680	3,591
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[13]	3,025	2,921
Freddie Mac, Series K034, Class A1, Multi Family, 2.669% 2023[13]	1,580	1,566
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[13]	5,555	5,496
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[13]	4,265	4,148
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[13]	4,000	3,999
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[13]	4,855	4,578
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[13]	10,050	9,578
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[13]	4,755	4,616
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[13]	17,070	16,646
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[11,13]	2,280	2,217
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[11,13]	6,465	6,344
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[13]	4,375	4,356
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[13]	1,980	1,961
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[13]	3,571	3,510
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[11,13]	5,900	5,951
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[13]	16,930	17,359
Freddie Mac, Series K077, Class A2, Multi Family, 3.90% 2028[13]	3,840	3,920
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[13]	13,970	14,321
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[13]	11,382	10,967
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[11,13]	5,998	5,796
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[13]	2,605	2,537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[13]	10,784	10,414
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[11,13]	1,949	1,859
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[13]	3,792	3,710
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[13]	1,513	1,474
Government National Mortgage Assn. 3.50% 2048[13,15]	47,750	47,442
Government National Mortgage Assn. 4.00% 2048[13,15]	97,250	98,775
Government National Mortgage Assn. 4.00% 2048[13]	16,069	16,408
Government National Mortgage Assn. 4.00% 2048[13]	1,800	1,833
Government National Mortgage Assn. 4.50% 2048[13,15]	16,000	16,525
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[11,13]	262	262
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[13]	815	868
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[13]	1,000	1,004
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[13]	1,180	1,162
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,13]	2,650	2,651
Nationstar HECM Loan Trust, Series 2017-1, Class A, 1.968% 2027[2,5,13]	172	171
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[2,5,13]	420	417
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[5,13]	587	588
Royal Bank of Canada 1.875% 2020[13]	7,000	6,893
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[5,11,13]	4,673	4,695
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[5,11,13]	4,473	4,398
		1,191,029
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 190

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Bonds, notes & other debt instruments Asset-backed obligations 0.54%	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 2021[13]	$891	$887
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[13]	500	494
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[13]	3,455	3,452
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.358% 2025[5,11,13]	2,099	2,099
BlueMountain Ltd., Series 2013-4A, CLO, Class AR, (3-month USD-LIBOR + 1.01%) 3.349% 2025[5,11,13]	1,691	1,692
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[5,13]	60	60
CIFC Funding Ltd., Series 2014-3A, CLO, Class AR, (3-month USD-LIBOR + 0.95%) 3.297% 2026[5,11,13]	2,380	2,380
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[13]	275	274
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[5,13]	424	423
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[5,13]	850	849
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[5,13]	1,300	1,301
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[5,13]	2,000	1,992
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[5,13]	3,850	3,834
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[5,13]	296	295
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[5,13]	403	401
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[5,13]	655	650
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[5,13]	3,000	2,969
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,13]	2,900	2,807
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[5,13]	3,330	3,246
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,13]	13,095	13,090
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,13]	14,965	14,613
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[13]	3,500	3,457
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[5,13]	115	113
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[5,13]	260	253
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[5,13]	1,729	1,712
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[13]	572	572
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[13]	16	16
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[13]	740	738
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[13]	2,508	2,508
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[13]	201	202
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[13]	740	735
Symphony Ltd., Series 2013-12A, CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.369% 2025[5,11,13]	8,570	8,570
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[13]	8,930	8,933
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,13]	1,354	1,339
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[5,13]	1,246	1,231
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[5,13]	2,142	2,088
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[5,13]	1,844	1,806
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[5,13]	5,925	5,884
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[5,13]	7,900	7,799
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[5,13]	8,215	8,142
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[5,13]	97	97
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[5,13]	220	220
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[13]	14,170	14,200
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[13]	7,000	6,959
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[13]	8,275	8,273
		143,655
Bonds & notes of governments & government agencies outside the U.S. 0.15%
CPPIB Capital Inc. 1.25% 2019[5]	3,900	3,843
CPPIB Capital Inc. 2.375% 2021[5]	6,000	5,908
CPPIB Capital Inc. 2.25% 2022[5]	4,286	4,163
CPPIB Capital Inc. 2.75% 2027[5]	6,600	6,254
KfW 2.125% 2022	375	364
Manitoba (Province of) 3.05% 2024	2,600	2,552
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 190

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.875% 2023[5]	$1,490	$1,503
Quebec (Province of) 2.375% 2022	6,232	6,069
Quebec (Province of) 2.75% 2027	9,000	8,559
Saudi Arabia (Kingdom of) 3.625% 2028[5]	2,060	1,968
		41,183
Federal agency bonds & notes 0.05%
Fannie Mae 2.00% 2022	3,000	2,913
Fannie Mae 1.875% 2026	13,000	11,770
		14,683
Municipals 0.02% Illinois 0.02%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[13]	5,000	4,807
Minnesota 0.00%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[13]	27	26
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	5	5
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	195	201
		232
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	50	52
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	75	77
		129
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	70	69
South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	55	57
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	10	10
		25
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	20
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	15	15
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	5	5
		5,359
Total bonds, notes & other debt instruments (cost: $6,772,347,000)		6,656,185
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 190

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Short-term securities 11.42%	Principal amount (000)	Value (000)
Apple Inc. 2.06% due 10/19/2018[5]	$50,000	$49,937
Army and Air Force Exchange Service 1.98% due 10/2/2018[5]	25,000	24,994
Atlantic Industries 2.12%–2.13% due 11/8/2018–11/13/2018[5]	53,250	53,111
Chariot Funding, LLC 2.11% due 10/29/2018[5]	30,000	29,942
CHARTA, LLC 2.25%–2.45% due 11/15/2018–1/15/2019[5]	100,000	99,487
Chevron Corp. 2.07% due 10/26/2018[5]	25,000	24,958
Ciesco LLC 2.27% due 10/3/2018[5]	50,000	49,985
Coca-Cola Co. 2.21% due 12/21/2018[5]	40,000	39,788
ExxonMobil Corp. 2.00%–2.03% due 10/2/2018–10/17/2018	100,000	99,932
Fannie Mae 2.03%–2.10% due 10/22/2018–11/28/2018	120,000	119,695
Federal Home Loan Bank 1.95%–2.15% due 10/1/2018–1/4/2019	1,326,400	1,323,851
Freddie Mac 1.95% due 10/18/2018	150,000	149,851
Intel Corp. 2.14% due 10/26/2018[5]	50,000	49,916
John Deere Financial Ltd. 2.06% due 10/12/2018[5]	65,000	64,945
MUFG Bank, Ltd., New York Branch 2.24% due 10/19/2018	10,300	10,287
U.S. Treasury Bills 1.92%–2.22% due 10/4/2018–2/28/2019	779,000	776,941
United Parcel Service Inc. 2.00% due 10/1/2018[5]	14,800	14,797
Wal-Mart Stores, Inc. 2.03%–2.08% due 10/2/2018–10/15/2018[5]	81,500	81,430
Total short-term securities (cost: $3,064,140,000)		3,063,847
Total investment securities 101.45% (cost: $22,355,574,000)		27,214,728
Other assets less liabilities (1.45)%		(387,680)
Net assets 100.00%		$26,827,048
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 9/30/2018[17] (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	2,377	January 2019	$237,700	$267,357	$(1,296)
10 Year Ultra U.S. Treasury Note Futures	Short	214	December 2018	(21,400)	(26,964)	250
30 Year Ultra U.S. Treasury Bond Futures	Short	88	December 2018	(8,800)	(13,577)	456
						$(590)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
1.6365%	3-month USD-LIBOR	10/16/2019	$124,000	$(1,481)	$—	$(1,481)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	1,005	—	1,005
					$—	$(476)
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 190

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Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 9/30/2018 (000)
Common stocks 1.05%
Consumer discretionary 0.48%
Dillard’s, Inc., Class A (USA)[18]	807,618	892,382	—	1,700,000	$—	$17,644	$392	$129,778
Energy 0.57%
Weatherford International PLC[1]	56,000,000	—	—	56,000,000	—	(81,760)	—	151,760
Total common stocks								281,538
Bonds, notes & other debt instruments 0.09%
Energy 0.09%
Weatherford International PLC 4.50% 2022	$2,670,000	$2,700,000	—	$5,370,000	—	(227)	245	4,726
Weatherford International PLC 8.25% 2023	$5,500,000	$300,000	—	$5,800,000	—	(361)	362	5,510
Weatherford International PLC 9.875% 2024	—	$1,000,000	—	$1,000,000	—	(29)	62	982
Weatherford International PLC 9.875% 2025[5]	—	$2,550,000	—	$2,550,000	—	(61)	150	2,473
Weatherford International PLC 6.50% 2036	$7,595,000	—	—	$7,595,000	—	(550)	389	5,753
Weatherford International PLC 6.75% 2040	$7,825,000	—	—	$7,825,000	—	(449)	412	6,025
								25,469
Total 1.14%					$—	$(65,793)	$2,012	$307,007
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,192,000, which represented .10% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,386,647,000, which represented 5.17% of the net assets of the fund.
[6]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[7]	Amount less than one thousand.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,548,000, which represented .02% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Step bond; coupon rate may change at a later date.
[11]	Coupon rate may change periodically.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,687,000, which represented .17% of the net assets of the fund.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[15]	Purchased on a TBA basis.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
[18]	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2017; it was not publicly disclosed.
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 190

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017	$21,325	$21,494.08%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	5,700	5,728.02
Concordia International Corp.	8/31/2018	2,219	3,248.01
Rotech Healthcare Inc.	9/26/2013	6,949	368.00
Corporate Risk Holdings Corp.	8/31/2015-4/21/2017	—	—	.00
Total private placement securities		$36,193	$30,838.11%

Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 190

Global Balanced Fund
Investment portfolio
September 30, 2018
unaudited
Common stocks 61.99% Information technology 13.36%	Shares	Value (000)
Nintendo Co., Ltd.	21,300	$7,772
Taiwan Semiconductor Manufacturing Co., Ltd.	732,000	6,293
PagSeguro Digital Ltd., Class A1	220,528	6,102
Microsoft Corp.	51,000	5,833
ASML Holding NV	30,000	5,604
Temenos AG	25,000	4,055
Broadcom Inc.	15,150	3,738
Keyence Corp.	4,400	2,555
Amphenol Corp., Class A	24,000	2,257
TravelSky Technology Ltd., Class H	860,000	2,236
Visa Inc., Class A	14,600	2,191
Alphabet Inc., Class C1	1,705	2,035
Intel Corp.	35,000	1,655
Hamamatsu Photonics KK	19,000	757
		53,083
Financials 7.41%
JPMorgan Chase & Co.	48,270	5,447
HSBC Holdings PLC (GBP denominated)	539,633	4,711
Wells Fargo & Co.	47,900	2,518
Credicorp Ltd.	10,050	2,242
AIA Group Ltd.	250,000	2,232
B3 SA - Brasil, Bolsa, Balcao	376,000	2,179
HDFC Bank Ltd. (ADR)	21,605	2,033
Bank Central Asia Tbk PT	1,080,000	1,750
BlackRock, Inc.	3,434	1,618
Sberbank of Russia PJSC (ADR)	123,000	1,560
BNP Paribas SA	18,200	1,114
ABN AMRO Group NV, depository receipts	31,000	844
Société Générale	17,000	730
Grupo Financiero Galicia SA, Class B (ADR)	18,500	470
		29,448
Industrials 7.15%
Boeing Co.	15,250	5,671
Edenred SA	65,000	2,478
Flughafen Zürich AG	12,235	2,473
Spirax-Sarco Engineering PLC	24,000	2,284
MTU Aero Engines AG	9,000	2,028
Ryanair Holdings PLC (ADR)[1]	20,600	1,978
COMSYS Holdings Corp.	66,000	1,955
Caterpillar Inc.	12,000	1,830
BAE Systems PLC	170,000	1,395
ASSA ABLOY AB, Class B	66,000	1,327
Cummins Inc.	8,000	1,169
Northrop Grumman Corp.	3,450	1,095
American Funds Insurance Series — Global Balanced Fund — Page 84 of 190

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Lockheed Martin Corp.	3,080	$1,066
International Consolidated Airlines Group, SA (CDI)	120,000	1,033
General Electric Co.	57,000	643
		28,425
Health care 7.02%
Humana Inc.	20,830	7,051
Merck & Co., Inc.	66,870	4,744
Mettler-Toledo International Inc.[1]	3,500	2,131
AstraZeneca PLC	26,600	2,067
Fisher & Paykel Healthcare Corp. Ltd.	204,000	2,035
Carl Zeiss Meditec AG, non-registered shares	19,500	1,642
Medtronic PLC	15,000	1,476
UnitedHealth Group Inc.	5,285	1,406
Express Scripts Holding Co.[1]	13,600	1,292
Gilead Sciences, Inc.	14,000	1,081
Teva Pharmaceutical Industries Ltd. (ADR)	50,000	1,077
Novartis AG	11,800	1,015
bioMérieux SA	10,425	869
		27,886
Energy 5.89%
Royal Dutch Shell PLC, Class B	130,700	4,581
ConocoPhillips	56,006	4,335
LUKOIL Oil Co. PJSC (ADR)	39,800	3,053
TOTAL SA	45,200	2,930
Enbridge Inc. (CAD denominated)	51,117	1,650
Enbridge Inc. (CAD denominated)[2]	16,157	521
Reliance Industries Ltd.	121,000	2,100
Occidental Petroleum Corp.	21,500	1,766
Schlumberger Ltd.	20,400	1,243
Chevron Corp.	10,000	1,223
		23,402
Consumer discretionary 5.20%
Amazon.com, Inc.[1]	2,500	5,008
Ocado Group PLC[1]	259,500	3,041
LVMH Moët Hennessy-Louis Vuitton SE	6,100	2,157
Home Depot, Inc.	9,000	1,864
Wynn Resorts, Ltd.	13,000	1,652
Axel Springer SE	23,300	1,568
General Motors Co.	45,000	1,515
Peugeot SA	52,500	1,416
Nokian Renkaat Oyj	33,634	1,378
Accor SA	20,800	1,068
		20,667
Consumer staples 4.63%
Philip Morris International Inc.	50,800	4,142
Nestlé SA	45,300	3,777
British American Tobacco PLC	78,900	3,686
Coca-Cola European Partners PLC	48,000	2,183
Walgreens Boots Alliance, Inc.	20,000	1,458
Coca-Cola Co.	29,000	1,339
American Funds Insurance Series — Global Balanced Fund — Page 85 of 190

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Coca-Cola FEMSA, SAB de CV, Series L	150,000	$916
Procter & Gamble Co.	11,000	915
		18,416
Materials 3.31%
DowDuPont Inc.	40,738	2,620
Linde AG, non-registered shares	8,900	2,105
Randgold Resources Ltd.	25,000	1,776
WestRock Co.	24,570	1,313
Koninklijke DSM NV	12,000	1,271
LyondellBasell Industries NV	12,000	1,230
Boral Ltd.	185,000	924
Rio Tinto PLC	18,000	911
Croda International PLC	13,100	888
The Chemours Co.	3,200	126
		13,164
Real estate 2.22%
Gaming and Leisure Properties, Inc. REIT	59,720	2,105
Link Real Estate Investment Trust REIT	211,697	2,084
Equinix, Inc. REIT	4,240	1,835
Daito Trust Construction Co., Ltd.	11,000	1,415
GLP J-REIT	1,432	1,393
		8,832
Utilities 1.68%
Ørsted AS	33,800	2,296
ENN Energy Holdings Ltd.	232,000	2,015
Enel Américas SA (ADR)	197,000	1,523
Power Assets Holdings Ltd.	120,500	839
		6,673
Miscellaneous 4.12%
Other common stocks in initial period of acquisition		16,353
Total common stocks (cost: $190,000,000)		246,349
Bonds, notes & other debt instruments 32.14% Bonds & notes of governments & government agencies outside the U.S. 14.25%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[2]	$200	193
Abu Dhabi (Emirate of) 3.125% 2027[2]	200	189
Australia (Commonwealth of), Series 128, 5.75% 2022	A$1,120	916
Australia (Commonwealth of), Series 133, 5.50% 2023	425	350
Bank of Thailand 1.49% 2019	THB2,220	68
Bank of Thailand 1.50% 2019	11,780	364
Belgium (Kingdom of), Series 77, 1.00% 2026	€135	162
Belgium (Kingdom of), Series 85, 0.80% 2028	360	417
Brazil (Federative Republic of) 0% 2021	BRL4,900	936
Brazil (Federative Republic of) 10.00% 2025	1,618	378
Canada 1.00% 2022	C$300	221
Canada 2.25% 2025	2,200	1,689
Chile (Republic of) 5.50% 2020	CLP50,000	78
Colombia (Republic of) 4.375% 2021	$200	204
European Financial Stability Facility 0.40% 2025	€425	492
American Funds Insurance Series — Global Balanced Fund — Page 86 of 190

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
European Financial Stability Facility 0.95% 2028	€300	$352
European Investment Bank 2.25% 2022	$225	219
French Republic O.A.T. 3.25% 2045	€100	159
French Republic O.A.T. 2.00% 2048	150	188
Germany (Federal Republic of) 2.25% 2021	60	75
Germany (Federal Republic of) 1.75% 2024	300	382
Germany (Federal Republic of) 0.50% 2026	200	238
Germany (Federal Republic of) 0.50% 2028	1,000	1,170
Germany (Federal Republic of) 2.50% 2046	315	495
Germany (Federal Republic of) 1.25% 2048	550	666
Greece (Hellenic Republic of) 3.375% 2025	110	125
India (Republic of) 7.80% 2021	INR35,700	491
India (Republic of) 7.68% 2023	18,900	256
India (Republic of) 8.83% 2023	10,400	147
India (Republic of) 7.35% 2024	10,000	133
India (Republic of) 6.97% 2026	74,000	954
Indonesia (Republic of) 3.75% 2022	$410	407
Indonesia (Republic of) 3.85% 2027[2]	400	382
Ireland (Republic of) 3.40% 2024	€50	68
Ireland (Republic of) 1.00% 2026	500	594
Ireland (Republic of) 0.90% 2028	900	1,037
Ireland (Republic of) 2.40% 2030	30	39
Israel (State of) 3.15% 2023	$400	396
Israel (State of) 2.00% 2027	ILS2,100	578
Israel (State of) 5.50% 2042	1,000	391
Italy (Republic of) 1.45% 2022	€300	340
Italy (Republic of) 0.95% 2023	150	165
Italy (Republic of) 4.75% 2023	100	129
Italy (Republic of) 4.50% 2024	200	255
Italy (Republic of) 1.45% 2025	425	456
Italy (Republic of) 2.05% 2027	250	270
Japan, Series 134, 0.10% 2022	¥95,000	842
Japan, Series 17, 0.10% 2023[3]	10,420	95
Japan, Series 19, 0.10% 2024[3]	30,210	275
Japan, Series 18, 0.10% 2024[3]	20,700	188
Japan, Series 337, 0.30% 2024	132,100	1,185
Japan, Series 340, 0.40% 2025	20,000	181
Japan, Series 344, 0.10% 2026	70,000	618
Japan, Series 21, 0.10% 2026[3]	40,335	370
Japan, Series 346, 0.10% 2027	435,600	3,844
Japan, Series 22, 0.10% 2027[3]	25,282	232
Japan, Series 145, 1.70% 2033	150,000	1,569
Japan, Series 21, 2.30% 2035	20,000	228
Japan, Series 161, 0.60% 2037	190,000	1,674
Japan, Series 36, 2.00% 2042	10,000	112
Japan, Series 42, 1.70% 2044	75,000	797
Japan, Series 53, 0.60% 2046	45,000	371
Japan, Series 57, 0.80% 2047	25,000	216
KfW 2.125% 2022	$250	243
Kuwait (State of) 2.75% 2022[2]	200	196
Lithuania (Republic of) 7.375% 2020	100	106
Malaysia (Federation of), Series 0515, 3.759% 2019	MYR550	133
Malaysia (Federation of), Series 0315, 3.659% 2020	58	14
Malaysia (Federation of), Series 0314, 4.048% 2021	350	86
Malaysia (Federation of), Series 0215, 3.795% 2022	400	97
American Funds Insurance Series — Global Balanced Fund — Page 87 of 190

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0116, 3.80% 2023	MYR5,000	$1,208
Malaysia (Federation of), Series 0115, 3.955% 2025	2,500	602
Malaysia (Federation of), Series 0316, 3.90% 2026	2,033	483
Malaysia (Federation of), Series 0212, 3.892% 2027	167	40
Malaysia (Federation of), Series 0310, 4.498% 2030	1,600	388
Morocco (Kingdom of) 4.25% 2022	$200	201
National Highways Authority of India 7.17% 2021	INR30,000	395
Netherlands (Kingdom of the) 5.50% 2028	€100	169
Norway (Kingdom of) 3.75% 2021	NKr2,200	288
Peru (Republic of) 6.15% 2032	PEN3,275	1,014
Peru (Republic of) 5.625% 2050	$20	24
Poland (Republic of), Series 1020, 5.25% 2020	PLN2,850	831
Poland (Republic of), Series 1021, 5.75% 2021	2,670	808
Poland (Republic of), Series 0922, 5.75% 2022	870	267
Poland (Republic of), Series 1023, 4.00% 2023	2,800	812
Poland (Republic of), Series 0725, 3.25% 2025	4,950	1,369
Portuguese Republic 5.125% 2024	$250	262
Portuguese Republic 2.875% 2025	€600	767
Qatar (State of) 4.50% 2028[2]	$900	928
Quebec (Province of) 2.375% 2022	114	111
Romania 3.375% 2038	€80	87
Romania 5.125% 2048[2]	$150	148
Saudi Arabia (Kingdom of) 2.894% 2022[2]	200	195
Saudi Arabia (Kingdom of) 3.625% 2028[2]	200	191
Saudi Arabia (Kingdom of) 4.50% 2030[2]	240	242
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR1,950	135
South Africa (Republic of), Series R-214, 6.50% 2041	11,550	569
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	250
South Korea (Republic of), Series 2203, 1.875% 2022	260,000	233
South Korea (Republic of), Series 2209, 2.00% 2022	945,000	847
South Korea (Republic of), Series 2303, 2.375% 2023	220,000	200
South Korea (Republic of), Series 2712, 2.375% 2027	1,495,000	1,348
Spain (Kingdom of) 1.40% 2028	€270	312
Spain (Kingdom of) 2.90% 2046	130	163
Spain (Kingdom of) 2.70% 2048	600	714
Sweden (Kingdom of) 1.125% 2019[2]	$200	197
Thailand (Kingdom of) 1.875% 2022	THB14,100	431
Thailand (Kingdom of) 3.85% 2025	7,300	245
Thailand (Kingdom of) 2.125% 2026	37,300	1,110
United Kingdom 3.75% 2020	£75	103
United Kingdom 1.75% 2022	280	375
United Kingdom 2.75% 2024	260	368
United Kingdom 4.25% 2027	50	81
United Kingdom 4.25% 2040	50	93
United Kingdom 3.25% 2044	250	411
United Kingdom 3.50% 2045	50	86
United Kingdom 1.50% 2047	320	379
United Mexican States 4.15% 2027	$200	197
United Mexican States 3.75% 2028	200	191
United Mexican States 4.60% 2046	200	187
United Mexican States, Series M, 8.00% 2020	MXN2,000	107
United Mexican States, Series M, 6.50% 2021	9,000	467
United Mexican States, Series M, 6.50% 2022	11,500	590
United Mexican States, Series M20, 10.00% 2024	9,300	551
United Mexican States, Series M, 5.75% 2026	30,000	1,415
American Funds Insurance Series — Global Balanced Fund — Page 88 of 190

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M30, 10.00% 2036	MXN2,500	$158
United Mexican States, Series M, 7.75% 2042	3,200	165
Uruguay (Oriental Republic of) 9.875% 2022	UYU1,050	31
Uruguay (Oriental Republic of) 8.50% 2028	6,963	183
		56,608
U.S. Treasury bonds & notes 10.44% U.S. Treasury 8.25%
U.S. Treasury 1.00% 2019	$1,000	982
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.625% 2019	1,075	1,068
U.S. Treasury 1.625% 2019	300	298
U.S. Treasury 1.75% 2019	600	595
U.S. Treasury 3.125% 2019	225	226
U.S. Treasury 1.375% 2020	900	879
U.S. Treasury 1.50% 2020	350	342
U.S. Treasury 1.75% 2020	1,600	1,562
U.S. Treasury 2.125% 2020	200	197
U.S. Treasury 2.50% 2020	420	418
U.S. Treasury 2.625% 2020	100	100
U.S. Treasury 1.125% 2021	1,025	976
U.S. Treasury 1.375% 2021	550	529
U.S. Treasury 2.00% 2021	108	105
U.S. Treasury 2.625% 2021	1,020	1,013
U.S. Treasury 1.625% 2022	2,850	2,714
U.S. Treasury 1.875% 2022	700	677
U.S. Treasury 1.875% 2022	600	577
U.S. Treasury 2.00% 2022	500	482
U.S. Treasury 2.00% 2022	455	438
U.S. Treasury 2.00% 2022	75	73
U.S. Treasury 1.375% 2023	300	279
U.S. Treasury 1.75% 2023	100	95
U.S. Treasury 2.375% 2023	2,000	1,954
U.S. Treasury 2.625% 2023	800	790
U.S. Treasury 2.75% 2023	650	645
U.S. Treasury 2.75% 2023	420	417
U.S. Treasury 2.75% 2023	101	100
U.S. Treasury 2.00% 2024	750	713
U.S. Treasury 2.125% 2024	2,025	1,933
U.S. Treasury 2.125% 2024	500	476
U.S. Treasury 2.25% 2024	200	192
U.S. Treasury 2.125% 2025	200	189
U.S. Treasury 2.75% 2025	720	709
U.S. Treasury 1.625% 2026	535	486
U.S. Treasury 1.625% 2026	440	398
U.S. Treasury 2.25% 2027	2,800	2,626
U.S. Treasury 2.25% 2027	700	659
U.S. Treasury 2.25% 2027	500	468
U.S. Treasury 2.375% 2027	1,500	1,425
U.S. Treasury 2.875% 2028	2,170	2,138
U.S. Treasury 2.875% 2028	612	603
U.S. Treasury 3.00% 2044	355	342
U.S. Treasury 2.50% 2045	315	276
American Funds Insurance Series — Global Balanced Fund — Page 89 of 190

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2045	$100	$96
U.S. Treasury 2.875% 2046	500	470
		32,780
U.S. Treasury inflation-protected securities 2.19%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	219	212
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	796	765
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	1,809	1,786
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	862	828
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	239	232
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	67	73
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	848	831
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	1,721	1,645
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	221	212
U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	1,925	1,570
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	514	551
		8,705
Total U.S. Treasury bonds & notes		41,485
Corporate bonds & notes 5.62% Financials 1.57%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	19
ACE INA Holdings Inc. 4.35% 2045	20	20
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[4]	€100	131
Aviva PLC, junior subordinated 6.875% 2058[4]	£75	115
AXA SA, junior subordinated 5.453% (undated)[4]	100	138
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EURO Mid Swap + 2.55% on 4/11/2019)[4]	€100	118
Banco del Estado de Chile 2.668% 2021[2]	$500	489
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[2,4]	200	196
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[4]	100	99
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	394	370
Barclays Bank PLC 10.00% 2021	£100	154
Berkshire Hathaway Inc. 3.00% 2022	$75	75
CaixaBank, SA 5.00% 2023 (5 year EURO Mid Swap + 3.95% on 11/14/2018)[4]	€100	117
Goldman Sachs Group, Inc. 5.75% 2022	$70	74
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[4]	130	126
Goldman Sachs Group, Inc. 3.20% 2023	150	147
Goldman Sachs Group, Inc. 3.50% 2025	210	203
Goldman Sachs Group, Inc. 3.75% 2026	25	24
Goldman Sachs Group, Inc. 4.75% 2045	70	71
Groupe BPCE SA 5.70% 2023[2]	200	209
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[4]	200	193
HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[4]	€100	117
HSBC Holdings PLC 3.90% 2026	$200	194
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[4]	250	247
Intesa Sanpaolo SpA 6.625% 2023	€125	169
JPMorgan Chase & Co. 2.55% 2021	$76	75
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co. 2.70% 2023	150	144
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)[4]	135	147
American Funds Insurance Series — Global Balanced Fund — Page 90 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.675% 2021[5]	$300	$300
Lloyds Banking Group PLC 6.50% 2020	€210	267
Morgan Stanley 3.125% 2026	$110	103
Morgan Stanley 3.875% 2026	75	74
NN Group NV 4.50% (undated) (3-month EUR-LIBOR + 4.00% on 1/15/2026)[4]	€100	123
PNC Financial Services Group, Inc. 2.854% 2022[4]	$100	97
Rabobank Nederland 3.875% 2023	€100	131
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	244
UniCredit SpA 4.625% 2027[2]	200	184
US Bancorp 2.85% 2023	300	292
VEB Finance Ltd. 6.902% 2020[2]	100	101
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[4]	100	96
		6,241
Utilities 0.92%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[2]	200	197
American Electric Power Co., Inc. 2.15% 2020	215	210
CMS Energy Corp. 3.60% 2025	150	146
Duke Energy Carolinas, Inc. 3.05% 2023	280	276
Duke Energy Carolinas, Inc. 3.70% 2047	50	45
Duke Energy Corp. 3.75% 2024	110	110
Duke Energy Corp. 2.65% 2026	225	204
Duke Energy Progress, LLC 3.70% 2028	75	74
Enel Finance International SA 2.75% 2023[2]	200	187
Enel Finance International SA 3.625% 2027[2]	200	181
Enel Finance International SA 3.50% 2028[2]	400	353
Enersis Américas SA 4.00% 2026	110	105
Exelon Corp. 3.497% 2022[4]	25	25
Exelon Corp. 3.40% 2026	150	144
FirstEnergy Corp. 3.90% 2027	250	243
FirstEnergy Corp. 3.50% 2028[2]	65	61
FirstEnergy Corp. 4.85% 2047	60	61
Niagara Mohawk Power Corp. 3.508% 2024[2]	85	84
NiSource Finance Corp. 2.65% 2022	50	48
Pacific Gas and Electric Co. 3.85% 2023	70	69
Pacific Gas and Electric Co. 2.95% 2026	25	23
Pacific Gas and Electric Co. 3.30% 2027	150	137
Pacific Gas and Electric Co. 4.65% 2028[2]	114	115
Pacific Gas and Electric Co. 6.35% 2038	62	73
Sierra Pacific Power Co., General and Ref. Mortgage Notes, Series T, 3.375% 2023	75	75
State Grid Overseas Investment Ltd. 3.50% 2027[2]	450	429
		3,675
Health care 0.74%
Abbott Laboratories 3.75% 2026	90	90
AbbVie Inc. 2.50% 2020	180	178
AbbVie Inc. 2.90% 2022	60	58
AbbVie Inc. 3.20% 2026	73	68
AbbVie Inc. 4.50% 2035	15	14
Aetna Inc. 2.75% 2022	50	48
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	30
Allergan PLC 3.80% 2025	173	170
Allergan PLC 4.75% 2045	3	3
American Funds Insurance Series — Global Balanced Fund — Page 91 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen Inc. 1.85% 2021	$20	$19
AstraZeneca PLC 2.375% 2022	110	106
AstraZeneca PLC 3.50% 2023	150	149
Baxalta Inc. 4.00% 2025	20	20
Bayer US Finance II LLC 3.875% 2023[2]	200	199
Bayer US Finance II LLC 4.40% 2044[2]	100	89
Becton, Dickinson and Co. 2.894% 2022	55	54
Becton, Dickinson and Co. 3.734% 2024	35	34
Becton, Dickinson and Co. 3.70% 2027	65	62
Cigna Corp. 4.125% 2025[2]	80	80
Cigna Corp. 4.375% 2028[2]	120	120
CVS Health Corp. 4.30% 2028	85	84
CVS Health Corp. 4.78% 2038	70	70
CVS Health Corp. 5.05% 2048	215	220
EMD Finance LLC 2.40% 2020[2]	200	197
EMD Finance LLC 3.25% 2025[2]	150	143
Humana Inc. 3.15% 2022	100	98
Medtronic, Inc. 3.50% 2025	100	99
Roche Holdings, Inc. 3.35% 2024[2]	200	198
Shire PLC 2.40% 2021	153	148
Shire PLC 2.875% 2023	69	66
Shire PLC 3.20% 2026	25	23
		2,947
Consumer discretionary 0.58%
Amazon.com, Inc. 2.80% 2024	170	164
Amazon.com, Inc. 3.15% 2027	95	91
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	200	192
Hyundai Capital America 2.55% 2020[2]	135	133
Hyundai Capital America 3.25% 2022[2]	65	63
Hyundai Capital Services Inc. 3.75% 2023[2]	250	247
McDonald’s Corp. 3.50% 2020	50	50
McDonald’s Corp. 3.80% 2028	110	108
Myriad International Holdings 6.00% 2020	250	261
Myriad International Holdings 5.50% 2025	250	259
NBCUniversal Media, LLC 4.375% 2021	50	51
Nissan Motor Co., Ltd. 2.15% 2020[2]	120	117
Nissan Motor Co., Ltd. 2.60% 2022[2]	115	110
President & Fellows of Harvard College 3.619% 2037	150	146
Thomson Reuters Corp. 4.30% 2023	75	77
Time Warner Inc. 4.75% 2021	150	155
Toyota Motor Credit Corp. 2.25% 2023	85	80
		2,304
Consumer staples 0.47%
Altria Group, Inc. 2.625% 2020	100	99
Altria Group, Inc. 4.25% 2042	150	139
Anheuser-Busch InBev NV 3.30% 2023	35	35
Anheuser-Busch InBev NV 3.50% 2024	340	337
Anheuser-Busch InBev NV 4.00% 2028	100	99
British American Tobacco PLC 3.557% 2027[2]	105	98
British American Tobacco PLC 4.39% 2037[2]	80	75
Keurig Dr. Pepper Inc. 4.597% 2028[2]	175	176
Keurig Dr. Pepper Inc. 5.085% 2048[2]	100	102
American Funds Insurance Series — Global Balanced Fund — Page 92 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kraft Heinz Co. 3.50% 2022	$100	$99
Kroger Co. 3.50% 2026	140	134
Pernod Ricard SA 4.45% 2022[2]	150	153
Philip Morris International Inc. 2.00% 2020	55	54
Philip Morris International Inc. 2.90% 2021	100	99
Philip Morris International Inc. 2.625% 2022	15	15
Philip Morris International Inc. 4.25% 2044	25	24
Reynolds American Inc. 4.00% 2022	15	15
Reynolds American Inc. 4.45% 2025	105	106
		1,859
Energy 0.39%
Cenovus Energy Inc. 4.25% 2027	65	63
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	71
Enbridge Inc. 4.25% 2026	70	71
Enbridge Inc. 3.70% 2027	132	128
Energy Transfer Partners, LP 4.00% 2027	67	64
Energy Transfer Partners, LP 4.20% 2027	15	14
Energy Transfer Partners, LP 6.00% 2048	20	21
Halliburton Co. 3.80% 2025	35	35
Kinder Morgan Energy Partners, LP 3.50% 2021	30	30
Kinder Morgan, Inc. 4.30% 2028	150	149
Petróleos Mexicanos 6.50% 2027	130	133
Petróleos Mexicanos 6.35% 2048[2]	357	329
Schlumberger BV 4.00% 2025[2]	80	80
Statoil ASA 3.15% 2022	160	159
Statoil ASA 3.70% 2024	50	50
Total Capital International 2.875% 2022	150	148
		1,545
Information technology 0.29%
Apple Inc. 2.50% 2022	75	73
Apple Inc. 3.35% 2027	65	64
Broadcom Ltd. 3.875% 2027	190	179
Microsoft Corp. 2.40% 2026	297	274
Microsoft Corp. 3.30% 2027	355	349
Oracle Corp. 2.65% 2026	216	201
		1,140
Telecommunication services 0.24%
AT&T Inc. 4.10% 2028[2]	55	53
Deutsche Telekom International Finance BV 1.95% 2021[2]	150	144
Deutsche Telekom International Finance BV 9.25% 2032	45	65
France Télécom 9.00% 2031[4]	65	92
France Télécom 5.375% 2050	£50	88
Orange SA 2.75% 2019	$140	140
Verizon Communications Inc. 4.329% 2028[2]	120	121
Verizon Communications Inc. 4.272% 2036	248	237
		940
Industrials 0.21%
General Electric Capital Corp. 3.15% 2022	50	49
Lima Metro Line Finance Ltd. 5.875% 2034[2,6]	200	208
Red de Carreteras de Occidente 9.00% 2028[6]	MXN2,000	103
American Funds Insurance Series — Global Balanced Fund — Page 93 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.95% 2023	$100	$98
Union Pacific Corp. 4.50% 2048	20	20
United Technologies Corp. 3.10% 2022	106	105
United Technologies Corp. 4.125% 2028	170	169
United Technologies Corp. 4.625% 2048	90	90
		842
Real estate 0.21%
American Campus Communities, Inc. 3.35% 2020	15	15
American Campus Communities, Inc. 3.75% 2023	100	99
American Campus Communities, Inc. 4.125% 2024	90	89
Corporate Office Properties LP 3.60% 2023	65	63
Essex Portfolio LP 3.50% 2025	120	116
Essex Portfolio LP 3.375% 2026	40	38
Scentre Group 3.75% 2027[2]	20	19
WEA Finance LLC 2.70% 2019[2]	200	200
WEA Finance LLC 3.75% 2024[2]	200	197
		836
Materials 0.00%
Vale SA 6.25% 2026	17	19
Total corporate bonds & notes		22,348
Mortgage-backed obligations 1.83%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,6]	47	47
Fannie Mae 4.00% 2048[6,7]	2,850	2,874
Fannie Mae 4.50% 2048[6,7]	1,225	1,262
Freddie Mac 3.50% 2048[6,7]	300	295
Government National Mortgage Assn. 4.00% 2048[6,7]	170	173
Korea Housing Finance Corp. 2.50% 2020[2,6]	250	245
Korea Housing Finance Corp. 2.00% 2021[2,6]	250	238
Nykredit Realkredit AS, Series 01E, 1.50% 2037[6]	DKr1,800	282
Nykredit Realkredit AS, Series 01E, 2.00% 2037[6]	3,041	493
Nykredit Realkredit AS, Series 01E, 1.50% 2040[6]	8,900	1,377
		7,286
Total bonds, notes & other debt instruments (cost: $132,268,000)		127,727
Short-term securities 6.67%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.04% due 10/4/2018	$5,000	4,998
Federal Home Loan Bank 2.00% due 10/1/2018–10/17/2018	14,700	14,689
Sumitomo Mitsui Banking Corp. 2.20% due 10/19/2018[2]	1,500	1,498
Thailand Treasury Bill 1.35% due 12/6/2018	THB3,000	93
United Parcel Service Inc. 2.05% due 10/15/2018[2]	$5,250	5,245
Total short-term securities (cost: $26,529,000)		26,523
Total investment securities 100.80% (cost: $348,797,000)		400,599
Other assets less liabilities (0.80)%		(3,197)
Net assets 100.00%		$397,402
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Balanced Fund — Page 94 of 190

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD808	JPY91,000	Goldman Sachs	10/3/2018	$7
USD386	CAD500	Morgan Stanley	10/3/2018	(1)
USD512	THB16,600	JPMorgan Chase	10/3/2018	(1)
USD513	CAD665	Citibank	10/3/2018	(2)
EUR938	USD1,100	Morgan Stanley	10/3/2018	(10)
JPY50,074	USD452	Bank of America, N.A.	10/3/2018	(11)
JPY174,520	USD1,576	Morgan Stanley	10/3/2018	(39)
JPY9,730	USD88	Bank of America, N.A.	10/4/2018	(2)
JPY9,730	USD88	Citibank	10/4/2018	(2)
USD689	CAD900	JPMorgan Chase	10/4/2018	(7)
USD315	INR22,118	Citibank	10/5/2018	10
USD150	INR10,600	JPMorgan Chase	10/5/2018	4
KRW562,000	USD509	Goldman Sachs	10/5/2018	(2)
USD975	KRW1,094,100	JPMorgan Chase	10/5/2018	(12)
EUR1,147	USD1,330	Goldman Sachs	10/9/2018	3
USD499	EUR430	Citibank	10/9/2018	(1)
USD155	GBP120	JPMorgan Chase	10/9/2018	(1)
GBP120	USD158	Goldman Sachs	10/9/2018	(2)
USD713	AUD970	Morgan Stanley	10/11/2018	12
PLN2,200	EUR513	JPMorgan Chase	10/11/2018	1
EUR507	PLN2,200	Goldman Sachs	10/11/2018	(7)
ZAR2,900	USD201	JPMorgan Chase	10/15/2018	4
USD200	INR14,500	Citibank	10/15/2018	1
USD163	INR11,900	JPMorgan Chase	10/15/2018	(1)
USD191	ZAR2,900	Morgan Stanley	10/15/2018	(14)
NOK3,054	USD365	Bank of New York Mellon	10/17/2018	10
MXN3,000	USD157	Citibank	10/17/2018	3
USD304	MXN5,900	Citibank	10/17/2018	(10)
JPY57,092	USD515	Morgan Stanley	10/17/2018	(12)
USD502	BRL2,100	JPMorgan Chase	10/17/2018	(17)
NOK2,700	USD328	Bank of America, N.A.	10/19/2018	4
USD458	GBP350	Bank of America, N.A.	10/19/2018	1
GBP40	USD53	Goldman Sachs	10/19/2018	(1)
EUR830	USD969	JPMorgan Chase	10/19/2018	(3)
JPY22,275	USD201	Goldman Sachs	10/19/2018	(4)
USD192	BRL800	Citibank	10/19/2018	(6)
GBP1,326	USD1,736	Morgan Stanley	10/19/2018	(6)
USD1,055	EUR900	Goldman Sachs	10/22/2018	8
USD723	MYR3,000	JPMorgan Chase	10/22/2018	(1)
MYR1,050	USD254	JPMorgan Chase	10/22/2018	(1)
EUR305	USD357	Morgan Stanley	10/22/2018	(3)
USD488	THB15,900	Citibank	10/22/2018	(4)
JPY86,000	USD765	Goldman Sachs	10/23/2018	(7)
JPY59,142	EUR450	Morgan Stanley	10/24/2018	(2)
USD340	INR24,900	Citibank	10/24/2018	(2)
USD530	MXN10,000	Goldman Sachs	10/24/2018	(2)
JPY42,300	USD377	JPMorgan Chase	10/24/2018	(4)
EUR429	USD506	Goldman Sachs	10/24/2018	(7)
EUR853	USD1,000	JPMorgan Chase	10/24/2018	(8)
USD345	INR25,000	Goldman Sachs	10/25/2018	1
EUR230	USD271	Bank of America, N.A.	10/26/2018	(3)
American Funds Insurance Series — Global Balanced Fund — Page 95 of 190

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD427	INR31,000	JPMorgan Chase	10/29/2018	$1
JPY114,295	EUR860	Citibank	11/7/2018	7
USD371	BRL1,250	Citibank	11/29/2018	63
USD222	BRL750	Citibank	11/29/2018	37
				$(41)

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,284,000, which represented 4.35% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.

Key to abbreviations and symbols
ADR = American Depositary Receipts
AUD/A$ = Australian dollars
BRL = Brazilian reais
CAD/C$ = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
DKr = Danish kroner
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP/£ = British pounds
ILS = Israeli shekels
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK/NKr = Norwegian kroner
PEN = Peruvian nuevos soles
PLN = Polish zloty
Ref. = Refunding
TBA = To-be-announced
THB = Thai baht
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand
ZMW = Zambian kwacha
American Funds Insurance Series — Global Balanced Fund — Page 96 of 190

Bond Fund
Investment portfolio
September 30, 2018
unaudited
Bonds, notes & other debt instruments 94.60% Corporate bonds & notes 34.02% Financials 10.18%	Principal amount (000)	Value (000)
ABN AMRO Bank NV 2.65% 2021[1]	$3,000	$2,949
ACE INA Holdings Inc. 2.30% 2020	2,005	1,969
ACE INA Holdings Inc. 2.875% 2022	3,625	3,550
ACE INA Holdings Inc. 3.35% 2026	2,525	2,456
ACE INA Holdings Inc. 4.35% 2045	2,220	2,269
Allstate Corp. 4.20% 2046	205	201
Ally Financial Inc. 4.25% 2021	34,100	34,424
Ally Financial Inc. 5.125% 2024	22,800	23,541
Ally Financial Inc. 8.00% 2031	12,895	15,684
Ally Financial Inc. 8.00% 2031	9,120	11,092
American Express Co. 2.20% 2020	14,400	14,103
American International Group, Inc. 4.20% 2028	11,950	11,840
American International Group, Inc. 4.75% 2048	10,680	10,475
Assicurazioni Generali SpA 7.75% 2042 (3-month EUR-EURIBOR + 7.113% on 12/12/2022)[2]	€3,100	4,239
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[2]	3,800	5,551
AXA Equitable Holdings, Inc. 3.90% 2023[1]	$2,215	2,201
AXA Equitable Holdings, Inc. 4.35% 2028[1]	250	242
AXA SA 5.00% 2048[1]	7,740	7,227
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[2]	39,485	38,169
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[2]	37,000	36,347
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[2]	876	866
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[2]	10,129	9,512
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[2]	17,291	16,887
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[2]	10,355	10,345
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[2]	2,800	2,768
BB&T Corp. 2.45% 2020	5,000	4,963
Berkshire Hathaway Finance Corp. 4.20% 2048	10,525	10,463
BNP Paribas 3.50% 2023[1]	16,275	15,888
BNP Paribas 3.375% 2025[1]	1,500	1,422
Capital One Financial Corp. 2.40% 2020	10,150	9,942
Capital One Financial Corp. 2.50% 2020	39,100	38,628
Capital One Financial Corp. 3.45% 2021	4,500	4,498
Capital One Financial Corp. 4.25% 2025	8,000	7,975
Citigroup Inc. 2.90% 2021	7,500	7,348
Citigroup Inc. 3.40% 2021	10,205	10,206
Citigroup Inc. 2.75% 2022	21,000	20,414
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[2]	25,518	24,703
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[2]	2,265	2,276
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[2]	687	675
Citigroup Inc. 4.65% 2048	1,040	1,054
CME Group Inc. 4.15% 2048	1,300	1,299
Cooperatieve Rabobank UA 2.75% 2023	500	481
Crédit Agricole SA 3.75% 2023[1]	3,640	3,574
Credit Suisse Group AG 3.574% 2023[1]	12,000	11,769
Credit Suisse Group AG 3.80% 2023	12,925	12,788
American Funds Insurance Series — Bond Fund — Page 97 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,2]	$1,800	$1,795
Danske Bank AS 2.80% 2021[1]	750	732
Danske Bank AS 3.875% 2023[1]	2,000	1,963
Deutsche Bank AG 2.85% 2019	5,700	5,686
Deutsche Bank AG 3.15% 2021	24,175	23,635
Deutsche Bank AG 3.95% 2023	8,500	8,260
Discover Financial Services 10.25% 2019	2,200	2,311
Discover Financial Services 3.35% 2023	15,850	15,403
Discover Financial Services 4.65% 2028	13,000	13,050
DNB ASA 2.375% 2021[1]	250	243
Ford Motor Credit Co. 2.375% 2019	16,150	16,114
Ford Motor Credit Co. 3.81% 2024	5,050	4,819
General Motors Financial Co. 4.20% 2021	1,500	1,519
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,108
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[2]	41,656	40,266
Goldman Sachs Group, Inc. 3.75% 2025	638	626
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[2]	9,600	9,162
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[2]	2,711	2,675
Goldman Sachs Group, Inc. 5.30% (undated) (3-month USD-LIBOR + 3.834% on 11/10/2026)[2]	1,750	1,755
Groupe BPCE SA 2.75% 2021	9,100	8,869
Groupe BPCE SA 5.70% 2023[1]	27,166	28,354
Groupe BPCE SA 5.15% 2024[1]	4,711	4,796
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[2]	450	435
HSBC Holdings PLC 3.322% 2024[3]	750	749
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[2]	625	621
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[2]	13,000	13,030
Intesa Sanpaolo SpA 3.375% 2023[1]	8,100	7,504
Intesa Sanpaolo SpA 5.017% 2024[1]	71,090	64,212
Intesa Sanpaolo SpA 5.71% 2026[1]	17,140	15,652
Intesa Sanpaolo SpA 3.875% 2027[1]	6,870	5,871
Intesa Sanpaolo SpA 4.375% 2048[1]	425	322
JPMorgan Chase & Co. 2.70% 2023	14,825	14,266
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[2]	10,500	10,203
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[2]	11,200	11,088
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[2]	10,345	9,805
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)[2]	3,076	3,026
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[2]	13,823	13,772
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[2]	8,550	8,163
Lloyds Banking Group PLC 4.375% 2028	8,825	8,620
MetLife Capital Trust IV 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,728
Metlife, Inc. 3.60% 2025	3,490	3,479
Metropolitan Life Global Funding I 2.30% 2019[1]	675	674
Metropolitan Life Global Funding I 2.00% 2020[1]	6,785	6,672
Morgan Stanley 2.50% 2021	40,100	39,190
Morgan Stanley 2.625% 2021	6,200	6,030
Morgan Stanley 3.125% 2023	30,350	29,591
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[2]	500	497
Morgan Stanley 3.125% 2026	6,970	6,497
Morgan Stanley 3.875% 2026	8,472	8,331
New York Life Global Funding 2.10% 2019[1]	1,000	999
New York Life Global Funding 1.95% 2020[1]	145	143
New York Life Global Funding 1.70% 2021[1]	1,250	1,193
New York Life Global Funding 2.30% 2022[1]	500	480
Nordea Bank AB 2.50% 2020[1]	7,125	7,017
American Funds Insurance Series — Bond Fund — Page 98 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Bank 2.55% 2021	$1,000	$975
PNC Financial Services Group, Inc. 2.854% 2022[2]	5,850	5,679
PNC Funding Corp. 3.30% 2022	8,700	8,667
Prudential Financial, Inc. 3.878% 2028	500	496
Prudential Financial, Inc. 4.418% 2048	250	246
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[1,2]	1,500	1,467
Svenska Handelsbanken AB 1.875% 2021	250	239
Synchrony Bank 3.65% 2021	5,775	5,727
Travelers Companies, Inc. 3.75% 2046	200	185
Travelers Companies, Inc. 4.00% 2047	405	389
Travelers Companies, Inc. 4.05% 2048	155	150
UniCredit SpA 4.625% 2027[1]	425	390
UniCredit SpA 5.861% 2032[1,2]	1,000	896
Unum Group 3.00% 2021	520	512
US Bancorp 2.00% 2020	1,000	988
US Bancorp 3.40% 2023	550	548
Wells Fargo & Co. 2.10% 2021	16,800	16,183
Wells Fargo & Co. 2.625% 2022	1,000	966
Wells Fargo & Co. 3.55% 2023	1,225	1,220
Wells Fargo & Co. 3.00% 2026	3,220	2,989
Wells Fargo & Co. 3.00% 2026	820	763
		1,005,949
Health care 6.05%
Abbott Laboratories 2.90% 2021	23,405	23,131
Abbott Laboratories 3.40% 2023	1,437	1,433
Abbott Laboratories 3.75% 2026	4,663	4,656
Abbott Laboratories 4.75% 2036	4,565	4,868
AbbVie Inc. 2.50% 2020	16,315	16,136
AbbVie Inc. 2.90% 2022	5,565	5,410
AbbVie Inc. 3.20% 2022	11,070	10,889
AbbVie Inc. 2.85% 2023	4,300	4,143
AbbVie Inc. 3.20% 2026	500	466
AbbVie Inc. 4.45% 2046	1,615	1,500
Allergan PLC 3.00% 2020	7,275	7,269
Allergan PLC 3.45% 2022	9,560	9,507
Allergan PLC 3.80% 2025	3,930	3,852
Allergan, Inc. 5.00% 2021[1]	1,694	1,758
Anthem, Inc. 4.101% 2028	8,000	7,891
AstraZeneca PLC 2.375% 2022	370	356
AstraZeneca PLC 3.50% 2023	1,080	1,071
AstraZeneca PLC 4.00% 2029	1,500	1,476
Baxalta Inc. 4.00% 2025	126	125
Bayer US Finance II LLC 3.875% 2023[1]	8,783	8,732
Bayer US Finance II LLC 4.25% 2025[1]	8,370	8,315
Bayer US Finance II LLC 4.375% 2028[1]	15,166	14,879
Bayer US Finance II LLC 4.875% 2048[1]	4,730	4,606
Becton, Dickinson and Co. 2.894% 2022	1,040	1,012
Becton, Dickinson and Co. 3.734% 2024	903	885
Becton, Dickinson and Co. 3.70% 2027	1,240	1,188
Becton, Dickinson and Co. 4.669% 2047	3,595	3,564
Boston Scientific Corp. 2.85% 2020	470	467
Boston Scientific Corp. 6.00% 2020	3,575	3,701
Boston Scientific Corp. 3.375% 2022	700	693
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 3.85% 2025	$500	$499
Cardinal Health, Inc. 4.368% 2047	375	337
Centene Corp. 5.625% 2021	1,780	1,818
Centene Corp. 4.75% 2022	200	203
Centene Corp. 6.125% 2024	375	396
Centene Corp. 4.75% 2025	325	325
Centene Corp. 5.375% 2026[1]	16,685	17,144
Cigna Corp. 3.40% 2021[1]	7,765	7,741
Cigna Corp. 3.75% 2023[1]	8,430	8,407
Cigna Corp. 4.125% 2025[1]	2,645	2,641
Cigna Corp. 4.375% 2028[1]	8,675	8,662
Cigna Corp. 4.80% 2038[1]	1,730	1,733
Cigna Corp. 4.90% 2048[1]	2,575	2,582
CVS Health Corp. 2.125% 2021	9,810	9,475
CVS Health Corp. 3.70% 2023	698	696
CVS Health Corp. 4.10% 2025	5,916	5,906
CVS Health Corp. 4.30% 2028	43,718	43,370
CVS Health Corp. 4.78% 2038	3,281	3,266
CVS Health Corp. 5.05% 2048	6,474	6,639
EMD Finance LLC 2.40% 2020[1]	13,295	13,121
EMD Finance LLC 2.95% 2022[1]	2,100	2,048
GlaxoSmithKline PLC 3.375% 2023	16,800	16,736
HCA Inc. 6.50% 2020	1,550	1,613
Laboratory Corp. of America Holdings 3.60% 2027	500	479
Laboratory Corp. of America Holdings 4.70% 2045	4,160	4,047
Medtronic, Inc. 4.625% 2045	4,815	5,103
Pfizer Inc. 7.20% 2039	100	138
Pfizer Inc. 4.20% 2048	232	233
Roche Holdings, Inc. 2.375% 2027[1]	500	454
Shire PLC 1.90% 2019	22,100	21,869
Shire PLC 2.40% 2021	26,279	25,407
Shire PLC 2.875% 2023	11,084	10,582
Shire PLC 3.20% 2026	19,670	18,184
Tenet Healthcare Corp. 6.00% 2020	1,240	1,282
Teva Pharmaceutical Finance Co. BV 2.20% 2021	20,214	19,006
Teva Pharmaceutical Finance Co. BV 2.80% 2023	79,049	70,452
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,697	1,725
Teva Pharmaceutical Finance Co. BV 3.15% 2026	51,528	42,953
Teva Pharmaceutical Finance Co. BV 6.75% 2028	11,574	12,223
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	34,090
UnitedHealth Group Inc. 3.35% 2022	4,385	4,380
UnitedHealth Group Inc. 3.75% 2025	5,410	5,439
UnitedHealth Group Inc. 3.375% 2027	500	486
WellPoint, Inc. 2.25% 2019	1,250	1,243
Zimmer Holdings, Inc. 3.15% 2022	8,845	8,669
		597,781
Energy 4.76%
Anadarko Petroleum Corp. 4.85% 2021	4,205	4,323
Anadarko Petroleum Corp. 5.55% 2026	9,920	10,556
Anadarko Petroleum Corp. 6.60% 2046	6,505	7,666
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.620% 2023[3,4,5]	92	92
Baker Hughes, a GE Co. 3.337% 2027	1,000	941
Baker Hughes, a GE Co. 4.08% 2047	335	304
American Funds Insurance Series — Bond Fund — Page 100 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Boardwalk Pipeline Partners, LP 3.375% 2023	$1,900	$1,839
Canadian Natural Resources Ltd. 2.95% 2023	190	183
Canadian Natural Resources Ltd. 3.80% 2024	180	178
Cenovus Energy Inc. 3.80% 2023	1,120	1,097
Cenovus Energy Inc. 4.25% 2027	16,430	15,904
Cenovus Energy Inc. 5.25% 2037	193	192
Cenovus Energy Inc. 5.40% 2047	25,604	25,852
Cheniere Energy, Inc. 7.00% 2024	410	450
Chevron Corp. 2.355% 2022	4,800	4,628
Chevron Corp. 2.498% 2022	605	591
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,572
Concho Resources Inc. 4.30% 2028	8,660	8,638
Concho Resources Inc. 4.85% 2048	6,239	6,273
ConocoPhillips 4.95% 2026	454	490
DCP Midstream Operating LP 4.95% 2022	500	509
Devon Energy Corp. 5.00% 2045	2,500	2,506
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,489
Enbridge Energy Partners, LP 9.875% 2019	9,000	9,240
Enbridge Energy Partners, LP 4.375% 2020	6,700	6,801
Enbridge Energy Partners, LP 5.20% 2020	5,055	5,181
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,428
Enbridge Energy Partners, LP 5.875% 2025	12,660	13,954
Enbridge Energy Partners, LP 7.375% 2045	22,526	29,831
Enbridge Inc. 4.00% 2023	1,500	1,513
Energy Transfer Partners, LP 4.15% 2020	1,000	1,013
Energy Transfer Partners, LP 4.20% 2023	2,860	2,885
Energy Transfer Partners, LP 4.20% 2027	112	108
Energy Transfer Partners, LP 4.95% 2028	4,559	4,648
Energy Transfer Partners, LP 6.125% 2045	11,780	12,590
Energy Transfer Partners, LP 5.30% 2047	12,066	11,715
Energy Transfer Partners, LP 5.40% 2047	5,940	5,888
Energy Transfer Partners, LP 6.00% 2048	1,118	1,195
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[2]	500	480
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[2]	7,850	7,570
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,844
EnLink Midstream Partners, LP 5.05% 2045	1,015	844
EnLink Midstream Partners, LP 5.45% 2047	475	414
Ensco PLC 5.20% 2025	340	297
Ensco PLC 5.75% 2044	80	60
EQT Corp. 2.50% 2020	4,910	4,795
EQT Corp. 3.00% 2022	1,700	1,649
EQT Corp. 3.90% 2027	455	427
Equinor ASA 3.625% 2028	10,665	10,537
Exxon Mobil Corp. 3.043% 2026	4,625	4,489
Exxon Mobil Corp. 4.114% 2046	498	506
Husky Energy Inc. 7.25% 2019	3,390	3,551
Kinder Morgan Energy Partners, LP 6.85% 2020	6,650	6,964
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,011
Kinder Morgan Energy Partners, LP 5.40% 2044	5,070	5,215
Kinder Morgan Energy Partners, LP 5.50% 2044	925	964
Kinder Morgan, Inc. 4.30% 2025	257	259
Kinder Morgan, Inc. 4.30% 2028	250	248
Kinder Morgan, Inc. 5.30% 2034	760	787
Kinder Morgan, Inc. 5.55% 2045	6,000	6,355
American Funds Insurance Series — Bond Fund — Page 101 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.05% 2046	$248	$248
Marathon Oil Corp. 4.40% 2027	10,000	10,012
MPLX LP 4.00% 2028	4,665	4,493
MPLX LP 4.70% 2048	700	657
NGL Energy Partners LP 6.875% 2021	1,000	1,020
Noble Corp. PLC 7.95% 2025[2]	1,595	1,563
Noble Corp. PLC 8.95% 2045[2]	1,260	1,227
Odebrecht Drilling Norbe 6.72% 2022[1,5]	86	81
Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)[1,5,6]	34	20
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[1,5,6]	297	87
Odebrecht Drilling Norbe 0% 2049[1]	1,195	21
Petrobras Global Finance Co. 6.125% 2022	2,364	2,446
Petrobras Global Finance Co. 5.299% 2025	409	383
Petrobras Global Finance Co. 8.75% 2026	19,450	21,337
Petrobras Global Finance Co. 7.375% 2027	390	396
Petrobras Global Finance Co. 5.999% 2028	303	280
Petrobras Global Finance Co. 5.75% 2029	15,615	13,979
Petrobras Global Finance Co. 7.25% 2044	45	43
Petrobras Global Finance Co. 6.85% 2115	335	288
Petróleos Mexicanos 7.47% 2026	MXN295,000	13,478
Petróleos Mexicanos 6.50% 2027	$9,480	9,708
Petróleos Mexicanos 5.35% 2028[1]	10,450	9,875
Petróleos Mexicanos 6.75% 2047	333	319
Petróleos Mexicanos 6.35% 2048[1]	14,720	13,557
Petróleos Mexicanos 6.35% 2048	7,175	6,608
Phillips 66 3.90% 2028	5,575	5,507
Plains All American Pipeline, LP 4.50% 2026	1,250	1,250
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	242	247
Sabine Pass Liquefaction, LLC 5.625% 2021[2]	1,100	1,145
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,474
Sabine Pass Liquefaction, LLC 5.625% 2023[2]	1,000	1,064
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,596
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	10,675
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	16,975
Schlumberger BV 3.00% 2020[1]	600	596
Schlumberger BV 4.00% 2025[1]	9,286	9,295
Southwestern Energy Co. 6.20% 2025[2]	920	916
Targa Resources Partners LP 5.125% 2025	175	177
Targa Resources Partners LP 5.375% 2027	175	176
TC PipeLines, LP 4.375% 2025	405	403
Total Capital Canada Ltd. 2.75% 2023	2,140	2,073
TransCanada PipeLines Ltd. 4.25% 2028	12,398	12,467
Transocean Inc. 5.80% 2022[2]	2,195	2,192
Transocean Inc. 9.00% 2023[1]	5,000	5,450
Ultra Petroleum Corp. 6.875% 2022[1]	625	300
Western Gas Partners LP 3.95% 2025	275	263
Western Gas Partners LP 4.65% 2026	1,325	1,300
Western Gas Partners LP 5.30% 2048	500	459
Williams Partners LP 5.25% 2020	2,900	2,977
Williams Partners LP 4.50% 2023	500	510
Williams Partners LP 4.30% 2024	595	601
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.90% 2045	$250	$244
Williams Partners LP 5.10% 2045	245	247
		470,234
Consumer discretionary 3.48%
Amazon.com, Inc. 3.15% 2027	12,000	11,514
Amazon.com, Inc. 4.05% 2047	155	152
Bayerische Motoren Werke AG 1.45% 2019[1]	13,110	12,952
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,505	6,512
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	500	503
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	4,800	4,563
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	750	692
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	985	944
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	6,315	6,041
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	12,370	12,406
Comcast Corp. 3.00% 2024	500	483
Comcast Corp. 3.30% 2027	240	227
Comcast Corp. 3.15% 2028	7,870	7,301
Comcast Corp. 4.00% 2047	670	601
Comcast Corp. 4.00% 2048	11,100	10,019
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.75% 2022[3,4,5]	1,216	1,203
DaimlerChrysler North America Holding Corp. 3.00% 2021[1]	500	494
DaimlerChrysler North America Holding Corp. 2.85% 2022[1]	500	488
DaimlerChrysler North America Holding Corp. 3.35% 2023[1]	2,000	1,968
DaimlerChrysler North America Holding Corp. 3.25% 2024[1]	755	730
DaimlerChrysler North America Holding Corp. 3.30% 2025[1]	5,300	5,101
Discovery Communications, Inc. 2.95% 2023	4,185	4,013
Ford Motor Co. 5.291% 2046	750	669
Ford Motor Credit Co. 2.262% 2019	8,200	8,173
Ford Motor Credit Co. 2.681% 2020	15,250	15,096
Ford Motor Credit Co. 3.157% 2020	9,910	9,818
Ford Motor Credit Co. 3.336% 2021	300	296
Ford Motor Credit Co. 3.47% 2021	15,000	14,826
Ford Motor Credit Co. 3.813% 2021	8,000	7,949
Ford Motor Credit Co. 3.219% 2022	7,015	6,790
General Motors Co. 4.35% 2025	11,255	11,068
General Motors Co. 5.20% 2045	1,060	965
General Motors Co. 5.40% 2048	7,200	6,735
General Motors Financial Co. 2.40% 2019	15,490	15,452
General Motors Financial Co. 3.70% 2020	15,295	15,376
General Motors Financial Co. 3.15% 2022	11,000	10,710
General Motors Financial Co. 3.70% 2023	10,000	9,790
General Motors Financial Co. 3.50% 2024	9,575	9,029
General Motors Financial Co. 3.95% 2024	4,769	4,649
Home Depot, Inc. 4.40% 2021	7,200	7,410
Home Depot, Inc. 3.90% 2047	500	482
Hyundai Capital America 2.55% 2020[1]	4,200	4,131
Hyundai Capital America 2.60% 2020[1]	325	320
Hyundai Capital America 2.75% 2020[1]	3,321	3,258
Hyundai Capital America 3.75% 2021[1]	8,500	8,458
Hyundai Capital America 3.25% 2022[1]	1,521	1,475
Lowe’s Companies, Inc. 4.05% 2047	500	483
McDonald’s Corp. 3.35% 2023	110	109
McDonald’s Corp. 3.50% 2027	7,085	6,889
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.875% 2045	$7,065	$7,405
McDonald’s Corp. 4.45% 2047	4,260	4,193
MGM Resorts International 7.75% 2022	2,000	2,198
NBCUniversal Enterprise, Inc. 5.25% 2049[1]	5,170	5,255
NBCUniversal Media, LLC 5.15% 2020	9,600	9,897
News America Inc. 4.00% 2023	1,100	1,121
NIKE, Inc. 3.875% 2045	6,845	6,606
Nissan Motor Co., Ltd. 2.60% 2022[1]	1,415	1,354
S.A.C.I. Falabella 3.75% 2027[1]	660	617
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	287
Sands China Ltd. 4.60% 2023[1]	2,000	2,004
Sands China Ltd. 5.40% 2028[1]	1,500	1,496
Starbucks Corp. 3.80% 2025	2,454	2,441
Starbucks Corp. 4.00% 2028	425	424
Starbucks Corp. 3.75% 2047	3,785	3,303
Starbucks Corp. 4.50% 2048	8,220	8,105
Thomson Reuters Corp. 4.30% 2023	240	246
Time Warner Inc. 3.80% 2027	4,335	4,152
Toyota Motor Credit Corp. 2.125% 2019	500	498
Toyota Motor Credit Corp. 2.70% 2023	1,000	971
Volkswagen Group of America Finance, LLC 2.45% 2019[1]	520	515
Volkswagen Group of America Finance, LLC 2.40% 2020[1]	2,855	2,807
Volkswagen International Finance NV 4.00% 2020[1]	4,000	4,039
Walt Disney Co. 5.50% 2019	4,800	4,865
		344,112
Utilities 3.24%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[1]	10,000	9,982
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[1]	4,570	4,587
AEP Transmission Co. LLC 4.25% 2048	485	484
Alliant Energy Finance LLC 3.75% 2023[1]	750	747
Alliant Energy Finance LLC 4.25% 2028[1]	500	497
American Electric Power Co., Inc. 3.20% 2027	1,000	938
Berkshire Hathaway Energy Co. 2.375% 2021[1]	100	98
Berkshire Hathaway Energy Co. 4.50% 2045	5,895	5,912
Berkshire Hathaway Energy Co. 4.45% 2049[1]	1,000	1,000
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	7,528
CMS Energy Corp. 5.05% 2022	2,569	2,684
Commonwealth Edison Co. 3.70% 2028	1,600	1,597
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	8,585
Consolidated Edison Co. of New York, Inc. 4.50% 2058	500	495
Consumers Energy Co. 3.25% 2046	3,665	3,136
Consumers Energy Co. 4.05% 2048	8,270	8,159
Dominion Resources, Inc. 1.875% 2018[1]	2,750	2,746
Dominion Resources, Inc. 2.579% 2020[2]	20,575	20,316
DTE Electric Co 4.05% 2048	355	350
DTE Energy Co. 3.30% 2022	750	741
DTE Energy Co. 3.70% 2023	825	824
Duke Energy Corp. 3.75% 2024	3,826	3,834
Duke Energy Corp. 2.65% 2026	5,240	4,744
Duke Energy Florida, LLC 3.80% 2028	500	500
Duke Energy Florida, LLC 3.40% 2046	6,445	5,614
Duke Energy Florida, LLC 4.20% 2048	250	249
Duke Energy Progress, LLC 3.375% 2023	385	384
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress, LLC 3.70% 2028	$4,350	$4,318
EDP Finance BV 3.625% 2024[1]	21,650	20,715
Electricité de France SA 2.15% 2019[1]	145	145
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	1,950	2,086
Emera US Finance LP 2.70% 2021	954	927
Emera US Finance LP 3.55% 2026	495	467
Emera US Finance LP 4.75% 2046	2,495	2,439
Enel Finance International SA 2.75% 2023[1]	800	748
Enel Finance International SA 3.625% 2027[1]	3,369	3,055
Enel Finance International SA 4.875% 2029[1]	6,780	6,579
Enel Società per Azioni 8.75% 2073[1,2]	1,000	1,110
Entergy Corp. 2.95% 2026	415	382
Entergy Louisiana, LLC 4.20% 2048	7,425	7,383
Eversource Energy 2.75% 2022	527	516
Exelon Corp. 3.40% 2026	1,570	1,504
FirstEnergy Corp. 2.85% 2022	4,281	4,141
FirstEnergy Corp. 3.90% 2027	17,503	17,049
FirstEnergy Corp. 3.50% 2028[1]	2,400	2,267
FirstEnergy Corp. 7.375% 2031	5,150	6,658
FirstEnergy Corp. 4.85% 2047	12,205	12,443
Gulf Power Co. 3.30% 2027	1,000	958
Iberdrola Finance Ireland 5.00% 2019[1]	1,825	1,857
Interstate Power and Light Co. 4.10% 2028	375	378
IPALCO Enterprises, Inc. 3.70% 2024	200	194
MidAmerican Energy Holdings Co. 3.75% 2023	5,690	5,750
Mississippi Power Co. 4.25% 2042	11,949	11,281
National Grid PLC 3.15% 2027[1]	275	260
Niagara Mohawk Power Corp. 3.508% 2024[1]	7,575	7,494
Niagara Mohawk Power Corp. 4.278% 2034[1]	1,000	1,001
NiSource Finance Corp. 2.65% 2022	275	263
NV Energy, Inc. 6.25% 2020	2,850	3,012
Pacific Gas and Electric Co. 2.45% 2022	7,757	7,371
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,427
Pacific Gas and Electric Co. 4.25% 2023[1]	147	148
Pacific Gas and Electric Co. 3.40% 2024	850	813
Pacific Gas and Electric Co. 3.50% 2025	301	288
Pacific Gas and Electric Co. 2.95% 2026	300	273
Pacific Gas and Electric Co. 3.30% 2027	1,133	1,037
Pacific Gas and Electric Co. 3.30% 2027	468	431
Pacific Gas and Electric Co. 4.65% 2028[1]	2,457	2,473
Pacific Gas and Electric Co. 3.75% 2042	97	83
Pacific Gas and Electric Co. 4.75% 2044	336	328
PacifiCorp., First Mortgage Bonds, 4.125% 2049	153	150
Progress Energy, Inc. 7.75% 2031	1,820	2,386
Public Service Co. of Colorado 4.10% 2048	600	597
Public Service Enterprise Group Inc. 2.65% 2022	1,975	1,897
Puget Energy, Inc. 6.50% 2020	5,294	5,612
Puget Energy, Inc. 6.00% 2021	8,186	8,707
Puget Energy, Inc. 5.625% 2022	8,004	8,474
Puget Energy, Inc. 3.65% 2025	3,000	2,897
SCANA Corp. 4.75% 2021	3,000	3,018
SCANA Corp. 4.125% 2022	3,086	3,045
South Carolina Electric & Gas Co. 3.50% 2021	7,850	7,825
South Carolina Electric & Gas Co. 4.25% 2028	8,775	8,752
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
South Carolina Electric & Gas Co. 5.30% 2033	$515	$543
South Carolina Electric & Gas Co. 5.45% 2041	1,874	2,019
South Carolina Electric & Gas Co. 4.35% 2042	75	72
South Carolina Electric & Gas Co. 4.10% 2046	225	208
Tampa Electric Co. 2.60% 2022	4,350	4,202
Teco Finance, Inc. 5.15% 2020	2,091	2,140
Virginia Electric and Power Co. 4.45% 2044	7,995	8,096
Xcel Energy Inc. 4.70% 2020	1,700	1,730
Xcel Energy Inc. 3.30% 2025	5,650	5,466
		320,619
Consumer staples 2.44%
Altria Group, Inc. 2.85% 2022	4,800	4,693
Altria Group, Inc. 4.50% 2043	2,900	2,803
Anheuser-Busch InBev NV 2.65% 2021	5,575	5,498
Anheuser-Busch InBev NV 3.50% 2024	1,070	1,060
Anheuser-Busch InBev NV 3.65% 2026	17,935	17,420
Anheuser-Busch InBev NV 4.90% 2046	1,000	1,006
Anheuser-Busch InBev NV 4.60% 2048	4,496	4,365
British American Tobacco International Finance PLC 2.75% 2020[1]	5,050	4,999
British American Tobacco International Finance PLC 3.50% 2022[1]	3,520	3,486
British American Tobacco International Finance PLC 3.95% 2025[1]	5,350	5,226
British American Tobacco PLC 2.764% 2022[1]	465	448
British American Tobacco PLC 3.222% 2024[1]	2,000	1,908
British American Tobacco PLC 3.557% 2027[1]	11,960	11,152
British American Tobacco PLC 4.39% 2037[1]	2,000	1,864
British American Tobacco PLC 4.54% 2047[1]	2,500	2,296
Church & Dwight Co., Inc. 3.15% 2027	750	695
Constellation Brands, Inc. 2.25% 2020	8,000	7,821
Constellation Brands, Inc. 2.65% 2022	2,285	2,186
Constellation Brands, Inc. 3.20% 2023	540	524
Constellation Brands, Inc. 3.60% 2028	1,280	1,199
Constellation Brands, Inc. 4.10% 2048	4,500	3,966
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.879% 2021[3]	10,620	10,673
General Mills, Inc. 3.20% 2021	2,170	2,157
Imperial Tobacco Finance PLC 3.50% 2023[1]	2,335	2,289
Keurig Dr. Pepper Inc. 4.057% 2023[1]	14,605	14,638
Keurig Dr. Pepper Inc. 4.417% 2025[1]	5,207	5,235
Keurig Dr. Pepper Inc. 4.597% 2028[1]	16,640	16,747
Keurig Dr. Pepper Inc. 5.085% 2048[1]	9,759	9,988
Kroger Co. 2.60% 2021	8,000	7,847
Molson Coors Brewing Co. 1.90% 2019	125	125
Molson Coors Brewing Co. 2.25% 2020	4,525	4,460
Molson Coors Brewing Co. 2.10% 2021	2,415	2,324
Molson Coors Brewing Co. 3.00% 2026	5,530	5,023
Molson Coors Brewing Co. 4.20% 2046	4,530	4,028
Mondelez International, Inc. 1.625% 2019[1]	16,100	15,875
Nestle Holdings, Inc. 3.35% 2023[1]	750	749
Philip Morris International Inc. 2.50% 2022	2,273	2,185
Philip Morris International Inc. 4.25% 2044	10,275	9,709
Reynolds American Inc. 3.25% 2022	1,750	1,711
Reynolds American Inc. 4.00% 2022	4,230	4,259
Reynolds American Inc. 4.85% 2023	5,830	6,055
Reynolds American Inc. 4.45% 2025	15,070	15,196
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 5.85% 2045	$325	$354
Tyson Foods, Inc. 5.10% 2048	260	266
Wal-Mart Stores, Inc. 2.35% 2022	1,000	967
Wal-Mart Stores, Inc. 4.05% 2048	779	781
WM. Wrigley Jr. Co. 3.375% 2020[1]	13,005	13,023
		241,279
Telecommunication services 1.11%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 2024[3]	3,560	3,579
AT&T Inc. 3.40% 2025	21,015	20,028
AT&T Inc. 4.125% 2026	11,300	11,178
Deutsche Telekom International Finance BV 1.95% 2021[1]	14,364	13,735
Deutsche Telekom International Finance BV 3.60% 2027[1]	795	755
Deutsche Telekom International Finance BV 4.375% 2028[1]	825	824
France Télécom 9.00% 2031[2]	1,480	2,104
Frontier Communications Corp. 11.00% 2025	300	235
Orange SA 2.75% 2019	3,470	3,471
SoftBank Group Corp. 3.36% 2023[1,5]	8,700	8,689
Verizon Communications Inc. 4.125% 2027	4,476	4,486
Verizon Communications Inc. 4.50% 2033	12,740	12,670
Verizon Communications Inc. 4.40% 2034	5,080	4,962
Vodafone Group PLC 3.75% 2024	1,500	1,484
Vodafone Group PLC 4.375% 2028	20,141	19,871
Vodafone Group PLC 5.25% 2048	1,543	1,553
		109,624
Industrials 1.01%
3M Co. 2.25% 2023	646	622
3M Co. 3.625% 2028	7,670	7,666
Airbus Group SE 2.70% 2023[1]	2,120	2,051
ARAMARK Corp. 5.125% 2024	1,200	1,216
BNSF Funding Trust I 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[2]	1,680	1,869
Burlington Northern Santa Fe LLC 4.15% 2048	325	322
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	160	162
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	—[7]	—[7]
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[5]	62	67
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[5]	567	598
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[5]	360	375
CSX Corp. 3.80% 2028	1,490	1,471
CSX Corp. 4.30% 2048	1,500	1,472
Deck Chassis Acquisition Inc. 10.00% 2023[1]	3,000	3,195
General Dynamics Corp. 3.375% 2023	425	425
General Dynamics Corp. 3.75% 2028	720	723
General Electric Capital Corp. 2.342% 2020	4,588	4,484
General Electric Capital Corp. 3.10% 2023	1,750	1,714
General Electric Capital Corp. 3.373% 2025	4,615	4,396
General Electric Co. 2.70% 2022	4,800	4,634
Harris Corp. 2.70% 2020	1,300	1,288
Harris Corp. 3.832% 2025	945	928
Lockheed Martin Corp. 2.50% 2020	3,055	3,014
Lockheed Martin Corp. 3.10% 2023	1,155	1,144
Lockheed Martin Corp. 3.55% 2026	2,445	2,417
Lockheed Martin Corp. 4.50% 2036	2,055	2,146
Lockheed Martin Corp. 4.70% 2046	5,169	5,523
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 3.25% 2028	$13,370	$12,597
Republic Services, Inc. 5.00% 2020	4,800	4,922
Rockwell Collins, Inc. 2.80% 2022	245	239
Roper Technologies, Inc. 2.80% 2021	175	171
Union Pacific Corp. 3.95% 2028	1,551	1,557
Union Pacific Corp. 4.50% 2048	872	890
United Rentals, Inc. 5.50% 2027	5,000	4,956
United Technologies Corp. 3.65% 2023	850	847
United Technologies Corp. 3.95% 2025	335	333
United Technologies Corp. 3.125% 2027	9,525	8,910
United Technologies Corp. 4.125% 2028	8,650	8,609
United Technologies Corp. 4.625% 2048	1,210	1,215
Westinghouse Air Brake Technologies Corp. (dba Wabtec Corp.) 4.15% 2024	720	714
		99,882
Information technology 1.01%
Apple Inc. 1.55% 2021	11,630	11,160
Apple Inc. 3.00% 2024	170	167
Apple Inc. 2.90% 2027	12,500	11,787
Apple Inc. 3.20% 2027	510	493
Apple Inc. 3.35% 2027	502	491
Broadcom Ltd. 3.00% 2022	23,000	22,421
Broadcom Ltd. 3.625% 2024	11,200	10,875
Broadcom Ltd. 3.875% 2027	22,685	21,432
Infor (US), Inc. 5.75% 2020[1]	225	228
Microsoft Corp. 4.25% 2047	10,250	10,770
NXP BV and NXP Funding LLC 4.125% 2021[1]	2,000	2,011
Oracle Corp. 4.125% 2045	2,425	2,353
Oracle Corp. 4.00% 2046	250	238
VMware, Inc. 2.95% 2022	4,000	3,853
Xerox Corp. 3.50% 2020	1,500	1,493
		99,772
Real estate 0.59%
Alexandria Real Estate Equities, Inc. 2.75% 2020	1,575	1,561
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,485	1,427
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	150
American Campus Communities, Inc. 3.35% 2020	2,810	2,803
American Campus Communities, Inc. 3.75% 2023	2,900	2,868
American Campus Communities, Inc. 3.625% 2027	305	286
American Tower Corp. 3.40% 2019	7,225	7,238
Corporate Office Properties LP 5.25% 2024	10	10
Corporate Office Properties LP 5.00% 2025	130	132
EPR Properties 4.50% 2025	385	381
EPR Properties 4.75% 2026	760	746
Equinix, Inc. 5.375% 2027	1,750	1,757
Essex Portfolio LP 3.25% 2023	335	326
Essex Portfolio LP 3.875% 2024	1,000	995
Hospitality Properties Trust 4.25% 2021	4,250	4,284
Hospitality Properties Trust 5.00% 2022	1,270	1,302
Hospitality Properties Trust 4.50% 2025	855	833
Hospitality Properties Trust 3.95% 2028	1,710	1,550
Kimco Realty Corp. 3.40% 2022	1,045	1,029
Omega Healthcare Investors, Inc. 4.375% 2023	900	893
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Piedmont Operating Partnership LP 4.45% 2024	$1,000	$1,002
Public Storage 3.094% 2027	165	154
Scentre Group 2.375% 2019[1]	2,365	2,340
Scentre Group 2.375% 2021[1]	175	169
Scentre Group 3.50% 2025[1]	4,565	4,390
WEA Finance LLC 2.70% 2019[1]	5,475	5,462
WEA Finance LLC 3.25% 2020[1]	13,875	13,834
		57,922
Materials 0.15%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5 year + 4.971% on 10/19/2020)[1,2]	4,765	4,982
Holcim Ltd. 5.15% 2023[1]	1,560	1,621
International Flavors & Fragrances Inc. 5.00% 2048	500	502
Sherwin-Williams Co. 2.75% 2022	250	243
Sherwin-Williams Co. 3.125% 2024	145	139
Sherwin-Williams Co. 3.45% 2027	2,485	2,368
Sherwin-Williams Co. 4.50% 2047	235	226
Vale SA 6.25% 2026	4,143	4,551
		14,632
Total corporate bonds & notes		3,361,806
U.S. Treasury bonds & notes 26.55% U.S. Treasury 20.90%
U.S. Treasury 2.50% 2020	3,352	3,335
U.S. Treasury 2.750% 2020	40,338	40,288
U.S. Treasury 8.75% 2020	38,500	42,648
U.S. Treasury 2.625% 2021	3,223	3,203
U.S. Treasury 2.625% 2021	2,553	2,537
U.S. Treasury 2.750% 2021	1,358	1,353
U.S. Treasury 2.75% 2021	448	446
U.S. Treasury 2.25% 2023	110,600	106,811
U.S. Treasury 2.375% 2023	48,100	47,003
U.S. Treasury 2.75% 2023[8]	173,600	172,183
U.S. Treasury 2.75% 2023	72,100	71,515
U.S. Treasury 2.875% 2023	15,547	15,496
U.S. Treasury 2.125% 2024[8]	250,100	239,626
U.S. Treasury 2.125% 2024[8]	72,100	68,810
U.S. Treasury 2.125% 2024	72,100	68,712
U.S. Treasury 2.25% 2024	65,000	62,722
U.S. Treasury 2.75% 2025	132,000	130,118
U.S. Treasury 2.75% 2025	247	243
U.S. Treasury 2.875% 2025[8]	162,218	160,969
U.S. Treasury 2.875% 2025	96,200	95,388
U.S. Treasury 3.00% 2025	1,398	1,397
U.S. Treasury 2.25% 2027	120,200	112,540
U.S. Treasury 2.25% 2027	73,175	68,889
U.S. Treasury 6.125% 2027	24,000	29,869
U.S. Treasury 2.875% 2028	174,214	171,601
U.S. Treasury 2.875% 2045	413	389
U.S. Treasury 3.00% 2045	28,900	27,863
U.S. Treasury 2.75% 2047[8]	48,100	44,025
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2048	$32,224	$30,996
U.S. Treasury 3.125% 2048	247,441	244,012
		2,064,987
U.S. Treasury inflation-protected securities 5.65%
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]	50,728	50,101
U.S. Treasury Inflation-Protected Security 0.375% 2025[9]	54,223	52,535
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	154,530	147,781
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	150,364	122,677
U.S. Treasury Inflation-Protected Security 0.75% 2028[9]	100,394	98,938
U.S. Treasury Inflation-Protected Security 0.875% 2047[8,9]	64,778	62,047
U.S. Treasury Inflation-Protected Security 1.00% 2048[9]	30,250	24,073
		558,152
Total U.S. Treasury bonds & notes		2,623,139
Mortgage-backed obligations 22.83% Federal agency mortgage-backed obligations 22.79%
Fannie Mae 5.50% 2023[5]	456	467
Fannie Mae 4.50% 2025[5]	323	335
Fannie Mae 6.00% 2037[5]	1,077	1,186
Fannie Mae 6.00% 2037[5]	75	79
Fannie Mae 5.50% 2038[5]	2,393	2,580
Fannie Mae 5.50% 2038[5]	357	385
Fannie Mae 5.00% 2040[5]	481	511
Fannie Mae 5.00% 2041[5]	3,098	3,298
Fannie Mae 5.00% 2041[5]	3,040	3,236
Fannie Mae 5.00% 2041[5]	2,104	2,244
Fannie Mae 5.00% 2041[5]	1,374	1,466
Fannie Mae 5.00% 2041[5]	1,109	1,183
Fannie Mae 5.00% 2041[5]	810	863
Fannie Mae 3.00% 2046[5]	67,568	64,749
Fannie Mae 3.50% 2046[5]	2,323	2,296
Fannie Mae 4.00% 2046[5]	3,449	3,496
Fannie Mae 3.50% 2047[5]	95,987	94,546
Fannie Mae 3.50% 2047[5]	66,067	65,085
Fannie Mae 3.50% 2047[5]	20,096	19,794
Fannie Mae 3.50% 2047[5]	13,865	13,659
Fannie Mae 3.50% 2047[5]	10,556	10,399
Fannie Mae 4.00% 2047[5]	69,952	70,704
Fannie Mae 3.50% 2048[5,10]	81,577	80,285
Fannie Mae 3.50% 2048[5]	3,109	3,063
Fannie Mae 4.00% 2048[5,10]	379,823	383,015
Fannie Mae 4.50% 2048[5,10]	302,000	311,137
Fannie Mae Pool #924866 3.89% 2037[3,5]	788	811
Fannie Mae, Series 2001-4, Class GA, 9.203% 2025[3,5]	2	3
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	16	18
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[5]	32	36
Fannie Mae, Series 2002-W1, Class 2A, 5.828% 2042[3,5]	40	43
Freddie Mac 5.50% 2033[5]	134	144
Freddie Mac 5.50% 2038[5]	133	143
Freddie Mac 5.50% 2038[5]	101	109
Freddie Mac 5.50% 2039[5]	192	207
Freddie Mac 4.50% 2040[5]	450	470
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2040[5]	$715	$770
Freddie Mac 4.50% 2041[5]	518	541
Freddie Mac 5.50% 2041[5]	1,050	1,133
Freddie Mac 3.50% 2045[5]	34,662	34,347
Freddie Mac 3.00% 2046[5]	41,502	40,075
Freddie Mac 3.50% 2047[5]	113,519	111,816
Freddie Mac 3.50% 2047[5]	62,190	61,263
Freddie Mac 3.50% 2047[5]	8,234	8,111
Freddie Mac 4.00% 2047[5]	3,607	3,651
Freddie Mac 3.50% 2048[5]	35,438	34,950
Freddie Mac 3.50% 2048[5]	34,269	33,840
Freddie Mac 4.00% 2048[5,10]	161,000	162,370
Freddie Mac 4.00% 2048[5]	109,139	110,208
Freddie Mac 4.50% 2048[5,10]	10,500	10,839
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	135	144
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	337	350
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[5]	6,575	6,570
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[5]	4,300	4,196
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[5]	9,240	9,144
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	303	251
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	267	225
Government National Mortgage Assn. 4.00% 2048[5,10]	348,200	353,661
Government National Mortgage Assn. 4.50% 2048[5,10]	117,450	121,304
		2,251,804
Collateralized mortgage-backed obligations (privately originated) 0.02%
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 2027[1,5,11]	1,115	1,110
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[1,5,11]	1,055	1,047
		2,157
Commercial mortgage-backed securities 0.02%
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,5]	532	564
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[3,5]	630	630
		1,194
Total mortgage-backed obligations		2,255,155
Bonds & notes of governments & government agencies outside the U.S. 6.90%
Dominican Republic 5.95% 2027[1]	8,100	8,280
Italy (Republic of) 0.95% 2023	€45,000	49,470
Italy (Republic of) 2.00% 2028	21,000	22,509
Japan, Series 19, 0.10% 2024[9]	¥5,382,415	49,054
Japan, Series 20, 0.10% 2025[9]	11,351,250	103,702
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR49,000	11,896
Malaysia (Federation of), Series 0416, 3.62% 2021	42,750	10,334
Panama (Republic of) 4.50% 2050[5]	$460	457
Portuguese Republic 5.125% 2024	89,550	93,889
Portuguese Republic 5.65% 2024	€20,000	28,965
Portuguese Republic 4.10% 2045	375	529
Qatar (State of) 3.875% 2023[1]	$4,975	5,019
Qatar (State of) 4.50% 2028[1]	10,885	11,223
Qatar (State of) 5.103% 2048[1]	7,900	8,233
Saudi Arabia (Kingdom of) 2.875% 2023[1]	4,780	4,623
Saudi Arabia (Kingdom of) 4.00% 2025[1]	4,485	4,496
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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.628% 2027[1]	$5,000	$4,842
Saudi Arabia (Kingdom of) 3.625% 2028[1]	11,435	10,925
Saudi Arabia (Kingdom of) 4.50% 2030[1]	9,985	10,050
Saudi Arabia (Kingdom of) 4.625% 2047[1]	225	217
Saudi Arabia (Kingdom of) 5.00% 2049[1]	315	320
Spain (Kingdom of) 2.70% 2048	€37,250	44,341
United Mexican States 3.60% 2025	$11,500	11,189
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	162,457
United Mexican States, Series M, 5.75% 2026	527,500	24,890
		681,910
Asset-backed obligations 2.26%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[5]	$5,970	5,893
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[5]	1,985	1,983
BlueMountain Ltd., Series 2014-2A, CLO, Class AR, (3-month USD LIBOR + 0.93%) 3.278% 2026[1,3,5]	8,280	8,284
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[5]	639	652
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[1,5]	2,202	2,203
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[1,5]	5,700	5,658
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[1,5]	16,331	16,334
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[1,5]	2,000	2,001
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[1,5]	921	923
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[1,5]	4,152	4,164
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[5]	10,000	9,985
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[1,5]	8,260	8,254
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[5]	3,000	2,993
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[1,5]	1,054	1,053
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[1,5]	6,625	6,614
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[1,5]	1,167	1,168
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[1,5]	4,440	4,422
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[1,5]	6,000	5,976
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[1,5]	6,969	6,934
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[1,5]	4,454	4,475
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[1,5]	1,000	1,011
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[1,5]	8,100	8,008
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[1,5]	17,675	17,668
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,5]	31,410	30,672
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[5]	520	510
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[5]	360	352
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 2.416% 2037[3,5]	1,353	99
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[5]	545	545
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[5]	700	695
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[5]	11,605	11,531
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[5]	3,955	3,909
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	10,075	10,090
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,5]	1,902	1,864
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,5]	385	384
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[1,5]	17,555	17,399
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[1,5]	1,500	1,480
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[1,5]	2,000	1,972
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[1,5]	4,735	4,668
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[1,5]	2,450	2,408
Voya Ltd., Series 2014-3A, CLO, Class A1R, (3-month USD-LIBOR + 0.72%) 3.055% 2026[1,3,5]	5,560	5,562
American Funds Insurance Series — Bond Fund — Page 112 of 190

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,5]	$2,500	$2,493
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[1,5]	104	104
		223,393
Municipals 1.93% Illinois 1.64%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	28,100	26,674
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	4,500	4,276
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	26,890	27,357
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[5]	86,885	83,526
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	405
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,819
G.O. Bonds, Series 2013-B, 4.11% 2022	750	739
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,092
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	256
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,459
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,356
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	339
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,463
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[5]	5,838	6,042
		161,803
Florida 0.15%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	14,400	14,396
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2031	500	577
		14,973
California 0.07%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,685
Various Purpose G.O. Bonds, Series 2009, 7.50% 2034	2,100	2,910
		6,595
South Carolina 0.05%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	875	944
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	840	883
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	2,765	2,969
		4,796
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,538
Total municipals		190,705
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 2026[8]	11,910	11,069
Total bonds, notes & other debt instruments (cost: $9,494,134,000)		9,347,177
Common stocks 0.01% Consumer discretionary 0.01%	Shares
Cumulus Media Inc., Class B11,12	13,561	232
Cumulus Media Inc., Class A12	11,159	190
Adelphia Recovery Trust, Series ACC-1[11,12,13]	2,409,545	1
		423
American Funds Insurance Series — Bond Fund — Page 113 of 190

unaudited
Common stocks Energy 0.00%	Shares	Value (000)
Tribune Resources, Inc.[11,12]	83,079	$262
Information technology 0.00%
Corporate Risk Holdings I, Inc.[11,12,13]	70,193	49
Corporate Risk Holdings Corp.[11,12,13,14]	355	—
		49
Total common stocks (cost: $2,924,000)		734
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[11,12,13]	112,665	50
Tribune Resources, Inc., Class B, warrants, expire 2023[11,12,13]	87,629	31
Tribune Resources, Inc., Class C, warrants, expire 2023[11,12,13]	17,050	5
Total rights & warrants (cost: $16,000)		86
Short-term securities 21.26%	Principal amount (000)
CHARTA, LLC 2.25%–2.27% due 10/19/2018–11/19/2018[1]	$71,600	71,421
Coca-Cola Co. 2.10%–2.11% due 11/19/2018–11/20/2018[1]	75,000	74,757
ExxonMobil Corp. 2.04% due 10/12/2018	45,000	44,963
Fannie Mae 2.00% due 11/5/2018	50,000	49,897
Federal Home Loan Bank 1.93%–2.16% due 10/1/2018–12/4/2018	520,800	519,783
Freddie Mac 1.98% due 11/2/2018	50,000	49,906
Hershey Co. 1.95% due 10/1/2018[1]	20,000	19,996
Intel Corp. 2.12% due 10/26/2018[1]	66,700	66,588
Kimberly-Clark Corp. 2.15% due 10/19/2018[1]	34,400	34,356
MUFG Bank, Ltd., New York Branch 2.06% due 10/3/2018	150,000	149,955
National Australia Bank Ltd. 2.06% due 10/4/2018[1]	94,500	94,466
U.S. Treasury Bills 1.87%–2.20% due 10/11/2018–1/17/2019	861,800	859,264
United Parcel Service Inc. 1.94% due 10/1/2018[1]	50,000	49,991
Wal-Mart Stores, Inc. 2.07% due 10/11/2018[1]	16,000	15,987
Total short-term securities (cost: $2,101,543,000)		2,101,330
Total investment securities 115.87% (cost: $11,598,617,000)		11,449,327
Other assets less liabilities (15.87)%		(1,568,308)
Net assets 100.00%		$9,881,019
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2018[16] (000)	Unrealized appreciation (depreciation) at 9/30/2018 (000)
2 Year U.S. Treasury Note Futures	Long	48	January 2019	$9,600	$10,115	$2
5 Year Euro-Bobl Futures	Short	2,174	December 2018	(217,400)	(329,903)	2,194
5 Year U.S. Treasury Note Futures	Long	13,504	January 2019	1,350,400	1,518,883	(8,240)
10 Year Euro-Bund Futures	Short	753	December 2018	(75,300)	(138,825)	1,634
10 Year U.S. Treasury Note Futures	Long	595	December 2018	59,500	70,675	(621)
10 Year Ultra U.S. Treasury Note Futures	Long	189	December 2018	18,900	23,814	71
American Funds Insurance Series — Bond Fund — Page 114 of 190

unaudited
Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2018[16] (000)	Unrealized appreciation (depreciation) at 9/30/2018 (000)
30 Year Euro-Buxl Futures	Long	225	December 2018	$22,500	$45,539	$(724)
30 Year Ultra U.S. Treasury Bond Futures	Short	35	December 2018	(3,500)	(5,400)	185
						$(5,499)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD44,459	JPY4,925,000	Bank of America, N.A.	10/3/2018	$1,097
USD127,400	MXN2,400,000	Morgan Stanley	10/3/2018	(747)
USD6,518	JPY722,500	Bank of America, N.A.	10/4/2018	156
USD6,516	JPY722,500	Citibank	10/4/2018	154
USD64,266	MXN1,220,000	Goldman Sachs	10/4/2018	(865)
USD30,949	JPY3,430,000	Morgan Stanley	10/17/2018	718
USD65,809	JPY7,300,000	Goldman Sachs	10/19/2018	1,460
USD133,244	EUR114,175	JPMorgan Chase	10/19/2018	457
USD13,172	MXN252,000	Bank of New York Mellon	10/19/2018	(245)
USD26,260	EUR22,400	Goldman Sachs	10/22/2018	203
USD455	EUR385	Bank of New York Mellon	11/7/2018	6
				$2,394
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
1.6915%	3-month USD-LIBOR	6/3/2020	$1,600	$(33)	$—	$(33)
2.683%	U.S. EFFR	9/28/2020	19,400	4	—	4
3-month USD-LIBOR	3.002%	9/28/2020	19,400	(5)	—	(5)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	550	—	550
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(782)	—	(782)
3-month USD-LIBOR	2.438%	11/19/2024	$750	27	—	27
3-month USD-LIBOR	2.0475%	3/23/2025	450	27	—	27
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	68	—	68
3-month USD-LIBOR	2.339%	5/13/2025	375	17	—	17
3-month USD-LIBOR	2.351%	5/15/2025	590	26	—	26
3-month USD-LIBOR	2.287%	5/20/2025	500	24	—	24
3-month USD-LIBOR	2.227%	5/28/2025	260	13	—	13
3-month USD-LIBOR	2.2125%	5/29/2025	465	24	—	24
3-month USD-LIBOR	2.451%	6/5/2025	650	25	—	25
3-month USD-LIBOR	2.46%	6/10/2025	2,536	95	—	95
3-month USD-LIBOR	2.455%	6/24/2025	235	9	—	9
3-month USD-LIBOR	2.397%	7/13/2025	900	38	—	38
3-month USD-LIBOR	2.535%	7/15/2025	800	27	—	27
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	49	—	49
American Funds Insurance Series — Bond Fund — Page 115 of 190

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
3-month USD-LIBOR	2.312%	7/29/2025	$1,000	$47	$—	$47
3-month USD-LIBOR	2.331%	7/30/2025	435	20	—	20
3-month USD-LIBOR	2.228%	9/4/2025	12,000	640	—	640
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(113)	—	(113)
6-month JPY-LIBOR	0.0875%	3/10/2026	11,100,000	1,218	—	1,218
3-month USD-LIBOR	1.595%	5/12/2026	$8,500	865	—	865
3-month USD-LIBOR	1.592%	5/12/2026	4,000	408	—	408
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	(19)	—	(19)
2.844%	3-month USD-LIBOR	6/11/2035	3,250	(133)	—	(133)
2.773%	3-month USD-LIBOR	7/13/2035	500	(25)	—	(25)
2.589%	3-month USD-LIBOR	9/4/2035	3,100	(235)	—	(235)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(271)	—	(271)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,611	—	1,611
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(1,347)	—	(1,347)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	468	—	468
					$—	$3,337
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2018 (000)
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	$50,000	$(966)	$(943)	$(23)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,316,890,000, which represented 13.33% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,295,000, which represented .01% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Amount less than one thousand.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,564,000, which represented .23% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Purchased on a TBA basis.
[11]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,787,000, which represented .03% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Value determined using significant unobservable inputs.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings Corp.	8/31/2015	$—	$—	.00%

American Funds Insurance Series — Bond Fund — Page 116 of 190

unaudited
Key to abbreviations and symbols
Key to abbreviations and symbols
Auth. = Authority	Fin. = Finance
CLO = Collateralized Loan Obligations	G.O. = General Obligation
dba = doing business as	JPY/¥ = Japanese yen
Dev. = Development	LIBOR = London Interbank Offered Rate
Econ. = Economic	MXN = Mexican pesos
EFFR = Effective Federal Funds Rate	MYR = Malaysian ringgits
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
Facs. = Facilities	TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Bond Fund — Page 117 of 190

Global Bond Fund
Investment portfolio
September 30, 2018
unaudited
Bonds, notes & other debt instruments 91.00% Euros 11.45%	Principal amount (000)	Value (000)
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,509
Assicurazioni Generali SpA 7.75% 2042 (3-month EUR-EURIBOR + 7.113% on 12/12/2022)[1]	1,500	2,051
Aviva PLC, junior subordinated 6.125% 2043 (5 year EURO Mid Swap + 5.13% on 7/5/2023)[1]	1,500	2,034
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EURO Mid Swap + 2.55% on 4/11/2019)[1]	3,300	3,887
Barclays Bank PLC 6.00% 2021	1,000	1,288
Barclays Bank PLC 6.625% 2022	1,070	1,449
CaixaBank, SA 5.00% 2023 (5 year EURO Mid Swap + 3.95% on 11/14/2018)[1]	2,300	2,687
CaixaBank, SA 3.50% 2027 (5 year EURO Mid Swap + 3.35% on 2/15/2022)[1]	1,300	1,596
Canada 3.50% 2020	2,500	3,053
Cote d’Ivoire (Republic of) 5.25% 2030[2]	900	997
Deutsche Telekom International Finance BV 7.50% 2033	200	386
Egypt (Arab Republic of) 5.625% 2030	745	814
European Financial Stability Facility 0.40% 2025	6,000	6,951
French Republic O.A.T. 2.00% 2048	1,490	1,868
Germany (Federal Republic of) 1.75% 2024	5,270	6,712
Germany (Federal Republic of) 0.50% 2027	18,800	22,098
Germany (Federal Republic of) 0.50% 2028	7,000	8,189
Germany (Federal Republic of) 6.25% 2030	1,800	3,407
Germany (Federal Republic of) 4.75% 2040	200	409
Germany (Federal Republic of) 2.50% 2046	2,400	3,768
Germany (Federal Republic of) 1.25% 2048[3]	6,750	8,180
Greece (Hellenic Republic of) 3.50% 2023	1,606	1,886
Greece (Hellenic Republic of) 3.375% 2025	2,650	3,009
Greece (Hellenic Republic of) 3.75% 2028	684	770
Greece (Hellenic Republic of) 3.90% 2033	3,615	3,845
Greece (Hellenic Republic of) 4.00% 2037	3,770	3,832
Greece (Hellenic Republic of) 4.20% 2042	3,759	3,823
Groupe BPCE SA 4.625% 2023	1,200	1,605
Groupe BPCE SA 2.75% 2026 (5 year EURO Mid Swap + 1.83% on 7/8/2021)[1]	3,300	4,005
HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[1]	1,700	1,992
Hungary 3.875% 2020	1,000	1,224
Intesa Sanpaolo SpA 6.625% 2023	1,885	2,541
Ireland (Republic of) 0.90% 2028	7,000	8,066
Italy (Republic of) 1.35% 2022	6,700	7,607
Italy (Republic of) 0.95% 2023	14,000	15,390
Italy (Republic of) 4.75% 2023	2,900	3,729
Italy (Republic of) 4.50% 2024	2,500	3,187
Italy (Republic of) 1.45% 2025	6,075	6,513
Italy (Republic of) 2.05% 2027	4,130	4,462
Lloyds Banking Group PLC 6.50% 2020	1,090	1,383
NN Group NV 4.625% 2044 (3-month EUR-LIBOR + 3.95% on 4/8/2024)[1]	1,320	1,676
NN Group NV 4.50% (undated) (3-month EUR-LIBOR + 4.00% on 1/15/2026)[1]	350	429
Portuguese Republic 2.875% 2025	12,350	15,781
Portuguese Republic 4.125% 2027	4,115	5,685
Rabobank Nederland 2.50% 2026 (5 year EURO Mid Swap + 1.40% on 5/26/2021)[1]	3,300	3,997
Romania 2.75% 2025	1,285	1,612
American Funds Insurance Series — Global Bond Fund — Page 118 of 190

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Romania 3.875% 2035	€2,810	$3,315
Romania 3.375% 2038	4,170	4,563
Spain (Kingdom of) 1.45% 2027	19,430	22,712
Spain (Kingdom of) 1.50% 2027	10,350	12,201
Spain (Kingdom of) 2.90% 2046	1,870	2,342
Spain (Kingdom of) 2.70% 2048	6,025	7,172
Svenska Handelsbanken AB 2.656% 2024 (5 year EURO Mid Swap + 1.43% on 1/15/2019)[1]	2,170	2,538
		250,225
Japanese yen 9.02%
Japan, Series 134, 0.10% 2022	¥1,350,000	11,971
Japan, Series 18, 0.10% 2024[4]	3,058,321	27,805
Japan, Series 19, 0.10% 2024[4]	2,411,866	21,981
Japan, Series 337, 0.30% 2024	254,600	2,285
Japan, Series 336, 0.50% 2024	800,000	7,266
Japan, Series 20, 0.10% 2025[4]	676,030	6,176
Japan, Series 340, 0.40% 2025	435,000	3,933
Japan, Series 21, 0.10% 2026[4]	983,151	9,008
Japan, Series 344, 0.10% 2026	605,000	5,346
Japan, Series 346, 0.10% 2027	3,125,000	27,574
Japan, Series 116, 2.20% 2030	1,735,000	18,686
Japan, Series 145, 1.70% 2033	2,210,000	23,110
Japan, Series 21, 2.30% 2035	720,000	8,200
Japan, Series 42, 1.70% 2044	450,000	4,785
Japan, Series 53, 0.60% 2046	501,600	4,139
Japan, Series 57, 0.80% 2047	1,734,050	14,981
		197,246
Polish zloty 3.79%
Poland (Republic of), Series 0420, 1.50% 2020	PLN27,750	7,541
Poland (Republic of), Series 1020, 5.25% 2020	29,600	8,633
Poland (Republic of), Series 1021, 5.75% 2021	123,530	37,384
Poland (Republic of), Series 0922, 5.75% 2022	34,600	10,614
Poland (Republic of), Series 1023, 4.00% 2023	31,140	9,027
Poland (Republic of), Series 0725, 3.25% 2025	34,750	9,608
		82,807
Mexican pesos 3.59%
United Mexican States, Series M, 8.00% 2020	MXN92,500	4,964
United Mexican States, Series M, 6.50% 2021	373,300	19,359
United Mexican States, Series M, 6.50% 2022	171,100	8,783
United Mexican States, Series M20, 10.00% 2024	162,000	9,603
United Mexican States, Series M, 5.75% 2026	664,500	31,354
United Mexican States, Series M30, 10.00% 2036	35,000	2,213
United Mexican States, Series M, 7.75% 2042	44,900	2,311
		78,587
Indian rupees 2.73%
India (Republic of) 7.80% 2021	INR482,100	6,631
India (Republic of) 7.68% 2023	114,400	1,548
India (Republic of) 8.83% 2023	884,200	12,537
India (Republic of) 7.35% 2024	30,000	400
India (Republic of) 8.40% 2024	450,000	6,277
India (Republic of) 6.97% 2026	431,000	5,558
India (Republic of) 7.59% 2026	679,000	9,098
American Funds Insurance Series — Global Bond Fund — Page 119 of 190

unaudited
Bonds, notes & other debt instruments Indian rupees (continued)	Principal amount (000)	Value (000)
India (Republic of) 6.79% 2027	INR652,000	$8,302
India (Republic of) 7.59% 2029	235,800	3,112
India (Republic of) 7.61% 2030	167,270	2,218
India (Republic of) 7.88% 2030	25,000	337
National Highways Authority of India 7.17% 2021	220,000	2,897
National Highways Authority of India 7.27% 2022	50,000	659
		59,574
Danish kroner 2.57%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[2]	DKr61,100	9,558
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	24,153	3,918
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	260,900	40,366
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]	14,187	2,306
		56,148
British pounds 1.89%
Aviva PLC, junior subordinated 6.875% 2058[1]	£470	720
AXA SA, junior subordinated 5.453% (undated)[1]	300	415
France Télécom 5.375% 2050	300	525
Lloyds Banking Group PLC 7.625% 2025	655	1,079
United Kingdom 1.75% 2022	5,700	7,632
United Kingdom 2.25% 2023	1,550	2,127
United Kingdom 2.75% 2024	1,210	1,714
United Kingdom 1.25% 2027	5,925	7,576
United Kingdom 4.25% 2027	2,800	4,530
United Kingdom 3.25% 2044	6,500	10,688
United Kingdom 3.50% 2045	890	1,532
United Kingdom 1.50% 2047	2,380	2,818
		41,356
South Korean won 1.64%
South Korea (Republic of), Series 2203, 1.875% 2022	KRW3,540,000	3,167
South Korea (Republic of), Series 2209, 2.00% 2022	13,974,200	12,524
South Korea (Republic of), Series 2303, 2.375% 2023	3,500,000	3,178
South Korea (Republic of), Series 2712, 2.375% 2027	18,870,000	17,019
		35,888
Malaysian ringgits 1.54%
Malaysia (Federation of), Series 0515, 3.759% 2019	MYR14,650	3,549
Malaysia (Federation of), Series 0315, 3.659% 2020	1,260	306
Malaysia (Federation of), Series 0314, 4.048% 2021	7,600	1,858
Malaysia (Federation of), Series 0215, 3.795% 2022	6,000	1,453
Malaysia (Federation of), Series 0116, 3.80% 2023	21,100	5,096
Malaysia (Federation of), Series 0115, 3.955% 2025	28,150	6,784
Malaysia (Federation of), Series 0316, 3.90% 2026	17,250	4,102
Malaysia (Federation of), Series 0212, 3.892% 2027	850	201
Malaysia (Federation of), Series 0310, 4.498% 2030	42,250	10,253
		33,602
Thai baht 1.39%
Bank of Thailand 1.49% 2019	THB31,690	978
Bank of Thailand 1.50% 2019	168,310	5,202
Bank of Thailand 1.34% 2020	35,000	1,074
Thailand (Kingdom of) 1.875% 2022	258,200	7,889
American Funds Insurance Series — Global Bond Fund — Page 120 of 190

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Bonds, notes & other debt instruments Thai baht (continued)	Principal amount (000)	Value (000)
Thailand (Kingdom of) 3.85% 2025	THB65,000	$2,179
Thailand (Kingdom of) 2.125% 2026	439,250	13,070
		30,392
Israeli shekels 0.88%
Israel (State of) 2.00% 2027	ILS28,300	7,783
Israel (State of) 5.50% 2042	29,300	11,457
		19,240
Norwegian kroner 0.84%
Norway (Kingdom of) 3.75% 2021	NKr140,500	18,385
South African rand 0.82%
South Africa (Republic of) 8.75% 2044	ZAR126,800	7,997
South Africa (Republic of), Series R-186, 10.50% 2026	19,900	1,526
South Africa (Republic of), Series R-214, 6.50% 2041	168,450	8,303
		17,826
Brazilian reais 0.77%
Brazil (Federative Republic of) 0% 2021	BRL27,600	5,273
Brazil (Federative Republic of) 10.00% 2025	32,490	7,591
Brazil (Federative Republic of) 10.00% 2027	17,000	3,869
		16,733
Chilean pesos 0.72%
Chile (Banco Central de) 4.00% 2023	CLP6,765,000	10,242
Chile (Banco Central de) 4.50% 2026	3,660,000	5,570
		15,812
Australian dollars 0.70%
Australia (Commonwealth of), Series 128, 5.75% 2022	A$12,150	9,933
Australia (Commonwealth of), Series 133, 5.50% 2023	6,625	5,462
		15,395
Canadian dollars 0.68%
Canada 1.00% 2022	C$4,050	2,984
Canada 2.25% 2025	15,450	11,859
		14,843
Romanian leu 0.53%
Romania 2.30% 2020	RON12,875	3,115
Romania 3.25% 2021	15,110	3,703
Romania 5.95% 2021	15,290	3,994
Romania 3.40% 2022	3,250	789
		11,601
Peruvian nuevos soles 0.39%
Peru (Republic of) 6.15% 2032	PEN27,300	8,451
Colombian pesos 0.26%
Colombia (Republic of), Series B, 6.25% 2025	COP17,060,000	5,692
American Funds Insurance Series — Global Bond Fund — Page 121 of 190

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Bonds, notes & other debt instruments Czech korunas 0.18%	Principal amount (000)	Value (000)
Czech Republic 0.45% 2023	CZK91,820	$3,864
Uruguayan pesos 0.11%
Uruguay (Oriental Republic of) 8.50% 2028	UYU95,641	2,518
Turkish lira 0.11%
Turkey (Republic of) 11.00% 2022	TRY19,700	2,419
Egyptian pounds 0.10%
Egypt (Arab Republic of) 18.40% 2024	EGP41,000	2,268
Argentine pesos 0.10%
Argentine Republic 2.50% 2021[4]	ARS86,431	1,857
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 35.686% 2028[5]	13,568	288
		2,145
U.S. dollars 44.20%
Abbott Laboratories 2.90% 2021	$420	415
Abbott Laboratories 3.40% 2023	195	194
Abbott Laboratories 3.75% 2026	1,400	1,398
AbbVie Inc. 2.50% 2020	3,155	3,120
AbbVie Inc. 2.90% 2022	1,170	1,138
AbbVie Inc. 3.20% 2022	200	197
AbbVie Inc. 3.20% 2026	2,007	1,871
AbbVie Inc. 4.50% 2035	410	394
ACE INA Holdings Inc. 2.30% 2020	180	177
ACE INA Holdings Inc. 2.875% 2022	365	357
ACE INA Holdings Inc. 3.35% 2026	365	355
ACE INA Holdings Inc. 4.35% 2045	425	434
ADT Corp. 3.50% 2022	400	380
Aetna Inc. 2.80% 2023	340	326
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	178
Allergan PLC 3.00% 2020	2,820	2,818
Allergan PLC 3.80% 2025	2,809	2,753
Allergan PLC 4.75% 2045	130	127
Allison Transmission Holdings, Inc. 5.00% 2024[6]	430	429
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.636% 2025[2,5,7]	650	644
Altria Group, Inc. 4.50% 2043	350	338
Amazon.com, Inc. 2.80% 2024	2,920	2,824
Amazon.com, Inc. 3.15% 2027	1,960	1,881
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	350	348
American Campus Communities, Inc. 3.75% 2023	1,810	1,790
American Campus Communities, Inc. 4.125% 2024	1,195	1,187
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.848% 2019[5,6]	150	143
American Energy (Permian Basin) 7.125% 2020[6]	1,295	868
American Energy (Permian Basin) 7.375% 2021[6]	340	223
Amgen Inc. 1.85% 2021	420	403
Anheuser-Busch InBev NV 3.75% 2022	775	782
Anheuser-Busch InBev NV 3.30% 2023	635	628
Anheuser-Busch InBev NV 3.50% 2024	1,545	1,530
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,036
American Funds Insurance Series — Global Bond Fund — Page 122 of 190

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Apple Inc. 2.50% 2022	$1,200	$1,174
Apple Inc. 3.35% 2027	1,075	1,052
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.386% 2025[2,5,7]	80	82
Argentine Republic 6.875% 2021	3,575	3,429
Argentine Republic 7.50% 2026	2,200	1,964
Argentine Republic 6.875% 2048	1,695	1,314
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.620% 2023[2,5,7]	210	211
Associated Materials, LLC 9.00% 2024[6]	465	486
AstraZeneca PLC 3.50% 2023	1,700	1,685
AT&T Inc. 4.250% 2027	3,775	3,731
Autoridad del Canal de Panama 4.95% 2035[2,6]	1,000	1,038
Avis Budget Group, Inc. 5.50% 2023	450	449
Avon Products, Inc. 7.875% 2022[6]	355	368
B&G Foods, Inc. 4.625% 2021	50	50
B&G Foods, Inc. 5.25% 2025	225	216
Ball Corp. 4.375% 2020	300	305
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[1,6]	880	861
Bank of America Corp. 2.625% 2020	1,550	1,532
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	1,400	1,384
Bayer AG 3.375% 2024[6]	840	801
Bayer US Finance II LLC 3.875% 2023[6]	900	895
Bayer US Finance II LLC 4.375% 2028[6]	203	199
Becton, Dickinson and Co. 2.675% 2019	353	351
Becton, Dickinson and Co. 3.70% 2027	1,430	1,370
Blackstone CQP Holdco LP 6.50% 2021[6,8]	2,595	2,616
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[6]	150	154
Brandywine Operating Partnership, LP 3.95% 2023	190	189
British American Tobacco International Finance PLC 2.75% 2020[6]	530	525
British American Tobacco International Finance PLC 3.50% 2022[6]	385	381
British American Tobacco PLC 3.557% 2027[6]	1,545	1,441
British American Tobacco PLC 4.39% 2037[6]	1,190	1,109
Cablevision Systems Corp. 6.75% 2021	575	607
Calpine Corp. 5.25% 2026[6]	455	423
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[6]	200	201
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[6]	475	478
Centene Corp. 4.75% 2022	540	548
Centene Corp. 4.75% 2025	150	150
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[2]	183	186
CenturyLink, Inc. 6.75% 2023	500	521
CenturyLink, Inc., Series T, 5.80% 2022	150	153
CF Industries, Inc. 4.95% 2043	545	484
Chemours Co. 6.625% 2023	330	346
Chesapeake Energy Corp. 4.875% 2022	500	488
Chesapeake Energy Corp. 8.00% 2025	325	336
Chesapeake Energy Corp. 8.00% 2027	190	194
Chile (Republic of) 3.86% 2047	750	715
Cigna Corp. 3.40% 2021[6]	750	748
Cigna Corp. 4.125% 2025[6]	1,365	1,363
Cigna Corp. 4.375% 2028[6]	1,370	1,368
Citigroup Inc. 2.55% 2019	2,800	2,797
Citigroup Inc. 2.35% 2021	1,500	1,454
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,015	1,021
Cleveland-Cliffs Inc. 4.875% 2024[6]	400	395
Cleveland-Cliffs Inc. 5.75% 2025	825	805
American Funds Insurance Series — Global Bond Fund — Page 123 of 190

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 5.05% 2022	$392	$410
CMS Energy Corp. 3.875% 2024	100	100
Columbia Pipeline Partners LP 3.30% 2020	85	85
Compass Diversified Holdings 8.00% 2026[6]	315	326
Comstock Resources, Inc. 9.75% 2026[6]	500	500
Concordia International Corp. (3-month USD-LIBOR + 5.50%) 7.814% 2024[2,5,7]	133	131
Concordia International Corp. 8.00% 2024	47	46
CONSOL Energy Inc. 5.875% 2022	1,100	1,104
Consolidated Energy Finance SA 6.50% 2026[6]	185	188
Consumers Energy Co. 3.375% 2023	345	343
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	8	8
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[2]	13	14
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[2]	45	47
Convey Park Energy LLC 7.50% 2025[6]	275	280
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,6]	1,385	1,372
Crédit Agricole SA 4.375% 2025[6]	1,100	1,077
CVR Partners, LP 9.25% 2023[6]	275	294
CVS Health Corp. 2.80% 2020	430	426
CVS Health Corp. 3.125% 2020	1,000	1,000
CVS Health Corp. 3.35% 2021	520	519
CVS Health Corp. 3.50% 2022	430	427
CVS Health Corp. 3.70% 2023	710	708
CVS Health Corp. 4.10% 2025	670	669
CVS Health Corp. 4.30% 2028	2,670	2,649
CVS Health Corp. 4.78% 2038	675	672
CVS Health Corp. 5.05% 2048	2,410	2,472
DaimlerChrysler North America Holding Corp. 2.25% 2020[6]	2,000	1,973
DaimlerChrysler North America Holding Corp. 2.00% 2021[6]	2,100	2,017
DaimlerChrysler North America Holding Corp. 2.875% 2021[6]	2,275	2,242
DaimlerChrysler North America Holding Corp. 3.00% 2021[6]	6,425	6,354
DaVita HealthCare Partners Inc. 5.00% 2025	280	270
DCP Midstream Operating LP 4.95% 2022	390	397
Deutsche Telekom International Finance BV 1.95% 2021[6]	575	550
Deutsche Telekom International Finance BV 2.82% 2022[6]	1,675	1,637
Deutsche Telekom International Finance BV 3.60% 2027[6]	890	845
Deutsche Telekom International Finance BV 9.25% 2032	1,930	2,798
Devon Energy Corp. 3.25% 2022	170	167
Diamond Offshore Drilling, Inc. 7.875% 2025	350	364
Diamond Offshore Drilling, Inc. 4.875% 2043	675	498
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.938% 2023[2,5,7]	117	101
Dominican Republic 7.50% 2021[2,6]	2,000	2,097
Dominican Republic 5.50% 2025[6]	1,375	1,384
Dominican Republic 8.625% 2027[2,6]	225	258
Duke Energy Corp. 3.75% 2024	550	551
Duke Energy Corp. 2.65% 2026	2,695	2,440
Duke Energy Progress, LLC 3.70% 2028	1,225	1,216
Egypt (Arab Republic of) 7.50% 2027[6]	2,200	2,246
Electricité de France SA 6.95% 2039[6]	625	766
EMD Finance LLC 2.40% 2020[6]	1,485	1,466
EMD Finance LLC 2.95% 2022[6]	225	219
EMD Finance LLC 3.25% 2025[6]	2,450	2,335
Enbridge Energy Partners, LP 9.875% 2019	750	770
Enbridge Energy Partners, LP 4.375% 2020	480	487
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,573
Enbridge Inc. 4.00% 2023	600	605
American Funds Insurance Series — Global Bond Fund — Page 124 of 190

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 4.25% 2026	$655	$660
Enbridge Inc. 3.70% 2027	754	729
Endo International PLC 5.75% 2022[6]	680	638
Enel Finance International SA 2.75% 2023[6]	5,000	4,676
Enel Finance International SA 3.625% 2027[6]	2,375	2,154
Enel Finance International SA 3.50% 2028[6]	1,800	1,587
Energy Transfer Partners, LP 5.875% 2024	325	343
Energy Transfer Partners, LP 4.00% 2027	1,054	1,002
Energy Transfer Partners, LP 4.20% 2027	260	251
Energy Transfer Partners, LP 6.00% 2048	230	246
Enersis Américas SA 4.00% 2026	1,960	1,871
Ensco PLC 7.75% 2026	275	274
Ensco PLC 5.75% 2044	455	342
Envision Healthcare Corp. 5.125% 2022[6]	190	196
Essex Portfolio LP 3.50% 2025	2,835	2,742
Essex Portfolio LP 3.375% 2026	885	839
Euramax International, Inc. 12.00% 2020[6]	300	314
European Investment Bank 2.25% 2022	3,567	3,473
Exelon Corp. 3.497% 2022[1]	525	516
Exelon Corp. 3.40% 2026	1,465	1,403
Extraction Oil & Gas, Inc. 5.625% 2026[6]	400	356
Exxon Mobil Corp. 2.222% 2021	570	559
Fannie Mae 3.50% 2042[2]	728	722
Fannie Mae 3.50% 2042[2]	354	351
Fannie Mae 3.50% 2042[2]	248	246
Fannie Mae 3.50% 2048[2,9]	15,500	15,254
Fannie Mae 4.00% 2048[2,9]	26,150	26,370
Fannie Mae 4.50% 2048[2,9]	13,050	13,445
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[2]	2,000	1,929
First Data Corp. 5.375% 2023[6]	175	178
First Data Corp. 5.00% 2024[6]	125	126
First Quantum Minerals Ltd. 7.50% 2025[6]	1,050	1,000
First Quantum Minerals Ltd. 6.875% 2026[6]	525	478
FirstEnergy Corp. 3.90% 2027	3,915	3,813
FirstEnergy Corp. 3.50% 2028[6]	645	609
FirstEnergy Corp. 4.85% 2047	380	387
Ford Motor Credit Co. 2.375% 2019	2,550	2,544
Ford Motor Credit Co. 2.597% 2019	2,020	2,004
France Télécom 9.00% 2031[1]	1,824	2,593
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	12	10
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	46	39
Freeport-McMoRan Inc. 3.55% 2022	750	731
Frontier Communications Corp. 10.50% 2022	200	178
Frontier Communications Corp. 11.00% 2025	1,200	942
FS Energy and Power Fund 7.50% 2023[6]	175	179
General Mills, Inc. 3.20% 2021	455	452
Genesis Energy, LP 6.75% 2022	325	333
Genesis Energy, LP 6.50% 2025	150	147
Gogo Inc. 12.50% 2022[6]	2,035	2,235
Goldman Sachs Group, Inc. 2.00% 2019	850	847
Goldman Sachs Group, Inc. 2.875% 2021	2,152	2,124
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	2,200	2,127
Goldman Sachs Group, Inc. 3.50% 2025	5,970	5,785
Goldman Sachs Group, Inc. 3.75% 2026	580	564
Goldman Sachs Group, Inc. 4.75% 2045	1,805	1,837
American Funds Insurance Series — Global Bond Fund — Page 125 of 190

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2048[2,9]	$5,297	$5,381
Government National Mortgage Assn. 4.00% 2048[2]	1,943	1,976
Groupe BPCE SA 5.70% 2023[6]	1,800	1,879
Guatemala (Republic of) 4.375% 2027	800	753
H.I.G. Capital, LLC 6.75% 2024[6]	318	319
Halliburton Co. 3.80% 2025	870	864
Hanesbrands Inc. 4.625% 2024[6]	85	83
Hanesbrands Inc. 4.875% 2026[6]	350	336
Hardwoods Acquisition Inc. 7.50% 2021[6]	228	210
Harris Corp. 2.70% 2020	155	154
HCA Inc. 5.875% 2023	250	264
Healthsouth Corp. 5.75% 2025	370	375
Hertz Global Holdings Inc. 7.625% 2022[6]	545	540
Holcim Ltd. 5.15% 2023[6]	1,290	1,340
Honduras (Republic of) 8.75% 2020	2,155	2,362
HSBC Holdings PLC 4.00% 2022	305	309
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	1,180	1,140
HSBC Holdings PLC 3.90% 2026	4,200	4,075
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	2,300	2,276
HUB International Ltd. 7.00% 2026[6]	85	85
Humana Inc. 3.85% 2024	1,000	995
Hungary 5.375% 2024	2,700	2,896
Huntsman International LLC 4.875% 2020	145	148
Husky Energy Inc. 7.25% 2019	250	262
Hyundai Capital America 2.55% 2020[6]	2,580	2,538
Hyundai Capital America 3.25% 2022[6]	658	638
Hyundai Capital Services Inc. 2.625% 2020[6]	500	488
Hyundai Capital Services Inc. 3.75% 2023[6]	2,450	2,421
Icahn Enterprises Finance Corp. 6.25% 2022	350	360
Imperial Tobacco Finance PLC 3.50% 2023[6]	2,000	1,961
Indonesia (Republic of) 3.75% 2022	2,960	2,941
Indonesia (Republic of) 4.75% 2026	3,500	3,556
Infor Software 7.125% 2021[6,10]	300	305
Inmarsat PLC 4.875% 2022[6]	575	575
Intelsat Jackson Holding Co. 7.50% 2021	1,650	1,679
International Paper Co. 7.30% 2039	600	764
Intesa Sanpaolo SpA 5.017% 2024[6]	2,510	2,267
Iraq (Republic of) 6.752% 2023[6]	545	546
Iron Mountain Inc. 4.875% 2027[6]	135	124
Jaguar Holding Co. 6.375% 2023[6]	225	227
Jonah Energy LLC 7.25% 2025[6]	350	270
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	1,035	984
JPMorgan Chase & Co. 2.55% 2021	6,039	5,932
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)[1]	1,700	1,686
JPMorgan Chase & Co. 3.25% 2022	1,000	989
Keurig Dr. Pepper Inc. 4.597% 2028[6]	2,050	2,063
Keurig Dr. Pepper Inc. 5.085% 2048[6]	1,075	1,100
KfW 2.125% 2022	3,955	3,839
Kinder Morgan Energy Partners, LP 3.50% 2021	175	176
Kinder Morgan Energy Partners, LP 3.50% 2023	525	514
Kinder Morgan, Inc. 4.30% 2028	2,185	2,169
Kinetic Concepts, Inc. 12.50% 2021[6]	325	359
Korea Housing Finance Corp. 2.50% 2020[2,6]	2,250	2,207
Korea Housing Finance Corp. 2.00% 2021[2,6]	2,525	2,409
Kraft Heinz Co. 4.375% 2046	825	730
American Funds Insurance Series — Global Bond Fund — Page 126 of 190

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.593% 2024[2,5,7]	$425	$436
Kuwait (State of) 2.75% 2022[6]	3,550	3,473
Liberty Global PLC 5.50% 2028[6]	375	357
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)[2,5,7,10]	775	601
Lima Metro Line Finance Ltd. 5.875% 2034[2,6]	2,000	2,080
Limited Brands, Inc. 5.25% 2028	160	138
Limited Brands, Inc. 6.875% 2035	125	106
Lithuania (Republic of) 7.375% 2020	2,475	2,621
Lockheed Martin Corp. 2.50% 2020	205	202
LSB Industries, Inc. 9.625% 2023[6]	155	163
LSC Communications, Inc. 8.75% 2023[6]	475	482
Mallinckrodt PLC 4.875% 2020[6]	550	547
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.742% 2024[2,5,7]	397	401
McDonald’s Corp. 3.35% 2023	1,420	1,409
Medtronic, Inc. 3.50% 2025	3,500	3,475
Meredith Corp. 6.875% 2026[6]	225	231
Meritage Homes Corp. 5.125% 2027	375	347
MGM Resorts International 7.75% 2022	200	220
Microsoft Corp. 2.40% 2026	2,688	2,480
Molina Healthcare, Inc. 5.375% 2022	500	511
Molina Healthcare, Inc. 4.875% 2025[6]	332	328
Morgan Stanley 3.125% 2026	1,421	1,325
Morgan Stanley 3.875% 2026	1,580	1,554
Morocco (Kingdom of) 5.50% 2042	3,100	3,262
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	385	387
Navient Corp. 5.50% 2023	945	946
Navient Corp. 6.125% 2024	175	175
NGL Energy Partners LP 6.125% 2025	860	811
Niagara Mohawk Power Corp. 3.508% 2024[6]	180	178
Nigeria (Republic of) 6.50% 2027[6]	465	449
Noble Corp. PLC 7.95% 2025[1]	250	245
Noble Corp. PLC 8.95% 2045[1]	400	390
Nova Chemicals Corp. 5.25% 2027[6]	500	467
Novelis Corp. 5.875% 2026[6]	175	171
NRG Energy, Inc. 6.25% 2022	262	271
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[2,6,10]	12	3
Oracle Corp. 2.65% 2026	2,327	2,160
Oracle Corp. 3.25% 2027	1,880	1,811
Owens & Minor, Inc. 3.875% 2021	325	307
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.869% 2025[2,5,7]	235	224
Pacific Gas and Electric Co. 3.25% 2023	580	561
Pacific Gas and Electric Co. 3.85% 2023	300	298
Pacific Gas and Electric Co. 2.95% 2026	590	537
Pacific Gas and Electric Co. 3.30% 2027	2,409	2,219
Pacific Gas and Electric Co. 3.30% 2027	750	687
Pacific Gas and Electric Co. 4.65% 2028[6]	542	546
Pacific Gas and Electric Co. 6.35% 2038	1,566	1,834
Pacific Gas and Electric Co. 3.75% 2042	630	538
Pacific Gas and Electric Co. 3.95% 2047	1,250	1,088
Pakistan (Islamic Republic of) 5.50% 2021[6]	3,535	3,438
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,346
Panama (Republic of) 4.50% 2050[2]	1,230	1,223
Paraguay (Republic of) 4.625% 2023	947	958
Paraguay (Republic of) 5.00% 2026	235	239
Paraguay (Republic of) 4.70% 2027[6]	350	350
American Funds Insurance Series — Global Bond Fund — Page 127 of 190

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.60% 2048[6]	$2,340	$2,334
Peabody Energy Corp. 6.00% 2022[6]	150	153
Peabody Energy Corp. 6.375% 2025[6]	75	77
Pernod Ricard SA 4.45% 2022[6]	730	745
Peru (Republic of) 5.625% 2050	280	333
Petrobras Global Finance Co. 6.125% 2022	657	680
Petrobras Global Finance Co. 5.299% 2025	1,650	1,545
Petrobras Global Finance Co. 6.85% 2115	2,000	1,720
Petróleos Mexicanos 6.50% 2027	2,675	2,739
Petróleos Mexicanos 6.35% 2048[6]	927	854
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.334% 2022[2,5,7]	723	637
Petsmart, Inc. 5.875% 2025[6]	720	594
Petsmart, Inc. 8.875% 2025[6]	365	265
Philip Morris International Inc. 2.00% 2020	950	937
Philip Morris International Inc. 2.625% 2022	280	273
Philip Morris International Inc. 4.25% 2044	475	449
Pisces Parent, LLC 8.00% 2026[6]	250	253
Platform Specialty Products Corp. 5.875% 2025[6]	200	198
PNC Bank 2.40% 2019	1,225	1,219
PNC Bank 2.30% 2020	865	853
PNC Bank 2.60% 2020	275	273
Poland (Republic of) 4.00% 2024	980	1,001
Poland (Republic of) 3.25% 2026	4,590	4,463
Progress Energy, Inc. 7.05% 2019	910	928
Progress Energy, Inc. 7.75% 2031	550	721
Prologis, Inc. 4.25% 2023	2,075	2,141
Puget Energy, Inc. 6.50% 2020	335	355
Puget Energy, Inc. 6.00% 2021	1,023	1,088
Puget Energy, Inc. 5.625% 2022	480	508
Qatar (State of) 3.875% 2023[6]	475	479
Qatar (State of) 4.50% 2028[6]	3,205	3,305
Qatar (State of) 5.103% 2048[6]	530	552
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[2,6,10]	2,158	1,052
Quebec (Province of) 2.375% 2022	1,748	1,702
R.R. Donnelley & Sons Co. 7.875% 2021	300	320
R.R. Donnelley & Sons Co. 6.50% 2023	225	226
Rabobank Nederland 4.625% 2023	2,180	2,215
Rayonier Advanced Materials Inc. 5.50% 2024[6]	325	315
Reynolds American Inc. 3.25% 2020	640	639
Reynolds American Inc. 4.00% 2022	455	458
Reynolds American Inc. 4.45% 2025	2,115	2,133
Roche Holdings, Inc. 2.875% 2021[6]	1,250	1,239
Roche Holdings, Inc. 3.35% 2024[6]	3,050	3,023
Romania 5.125% 2048[6]	6,200	6,114
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[2,5,7,11,12]	497	497
Royal Dutch Shell PLC 1.375% 2019	2,000	1,974
Royal Dutch Shell PLC 1.75% 2021	1,740	1,674
Ryerson Inc. 11.00% 2022[6]	410	448
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	500	479
Santander Holdings USA, Inc. 3.70% 2022	4,475	4,416
Saudi Arabia (Kingdom of) 2.894% 2022[6]	1,900	1,854
Saudi Arabia (Kingdom of) 3.628% 2027[6]	1,900	1,840
Saudi Arabia (Kingdom of) 3.625% 2028[6]	3,840	3,669
Saudi Arabia (Kingdom of) 4.50% 2030[6]	3,115	3,135
Scentre Group 3.50% 2025[6]	600	577
American Funds Insurance Series — Global Bond Fund — Page 128 of 190

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Scentre Group 3.75% 2027[6]	$300	$288
Schlumberger BV 4.00% 2025[6]	1,460	1,461
Shire PLC 1.90% 2019	2,000	1,979
Shire PLC 2.40% 2021	3,930	3,800
Shire PLC 2.875% 2023	818	781
Shire PLC 3.20% 2026	405	374
Sierra Pacific Power Co., General and Ref. Mortgage Notes, Series T, 3.375% 2023	2,020	2,009
Sirius XM Radio Inc. 3.875% 2022[6]	425	420
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,207
Skandinaviska Enskilda Banken AB 2.80% 2022	5,100	4,982
Staples Inc. 8.50% 2025[6]	260	245
Starwood Property Trust, Inc. 5.00% 2021	350	354
State Grid Overseas Investment Ltd. 3.50% 2027[6]	5,600	5,339
Statoil ASA 3.70% 2024	1,950	1,967
Statoil ASA 4.25% 2041	1,000	1,013
Sunoco LP 4.875% 2023[6]	130	129
Sweden (Kingdom of) 1.125% 2019[6]	3,000	2,949
Talen Energy Corp. 9.50% 2022[6]	360	360
Talen Energy Corp. 10.50% 2026[6]	85	77
Targa Resources Partners LP 6.75% 2024	190	201
Team Health Holdings, Inc. 6.375% 2025[6]	620	539
Teco Finance, Inc. 5.15% 2020	75	77
Teekay Corp. 8.50% 2020	1,125	1,151
Teekay Offshore Partners LP 8.50% 2023[6]	400	412
Tenet Healthcare Corp. 4.75% 2020	175	178
Tenet Healthcare Corp. 6.00% 2020	430	445
Tenet Healthcare Corp. 4.375% 2021	250	250
Tenet Healthcare Corp. 4.50% 2021	125	125
Tenet Healthcare Corp. 4.625% 2024	421	410
Teva Pharmaceutical Finance Co. BV 2.20% 2021	270	254
Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,280	1,141
Teva Pharmaceutical Finance Co. BV 6.00% 2024	230	234
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,420	2,017
Transocean Inc. 9.00% 2023[6]	219	239
Trilogy International Partners, LLC 8.875% 2022[6]	450	457
Turkey (Republic of) 6.25% 2022	1,880	1,845
U.S. Treasury 2.50% 2020	7,900	7,863
U.S. Treasury 2.00% 2021	16,500	16,098
U.S. Treasury 2.00% 2022	3,500	3,375
U.S. Treasury 2.125% 2022	29,955	28,985
U.S. Treasury 2.375% 2023	16,625	16,246
U.S. Treasury 2.625% 2023	6,900	6,812
U.S. Treasury 2.75% 2023	28,400	28,168
U.S. Treasury 2.75% 2023	6,000	5,947
U.S. Treasury 1.875% 2024	9,400	8,840
U.S. Treasury 2.75% 2025	10,140	9,980
U.S. Treasury 2.00% 2026	33,560	31,052
U.S. Treasury 2.25% 2027	27,700	25,935
U.S. Treasury 2.75% 2028[3]	64,200	62,614
U.S. Treasury 2.875% 2028	35,000	34,475
U.S. Treasury 2.875% 2028	28,850	28,419
U.S. Treasury 2.75% 2047[3]	18,900	17,293
U.S. Treasury 3.00% 2048	16,000	15,390
U.S. Treasury 3.00% 2048	10,600	10,196
U.S. Treasury 3.125% 2048	4,000	3,945
American Funds Insurance Series — Global Bond Fund — Page 129 of 190

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2023[4]	$6,938	$6,853
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	7,217	6,939
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	27,244	26,896
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	11,810	11,342
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	5,845	5,663
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	1,537	1,676
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	10,288	10,074
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	3,808	3,639
U.S. Treasury Inflation-Protected Security 0.50% 2028[4]	2,165	1,767
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	697	655
U.S. Treasury Inflation-Protected Security 0.625% 2043[4]	1,315	1,197
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	5,731	6,150
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	4,754	4,698
Ultra Petroleum Corp. 6.875% 2022[6]	630	302
Ultra Petroleum Corp. 7.125% 2025[6]	250	103
UniCredit SpA 3.75% 2022[6]	1,750	1,674
UniCredit SpA 4.625% 2027[6]	2,150	1,975
Union Pacific Corp. 4.50% 2048	260	265
Unisys Corp. 10.75% 2022[6]	225	254
United Mexican States 3.75% 2028	2,000	1,909
United Technologies Corp. 4.125% 2028	1,900	1,891
United Technologies Corp. 4.625% 2048	1,000	1,004
UnitedHealth Group Inc. 2.70% 2020	520	517
Vale SA 6.25% 2026	279	306
Valeant Pharmaceuticals International, Inc. 6.125% 2025[6]	950	906
Valeant Pharmaceuticals International, Inc. 9.00% 2025[6]	110	119
Valeant Pharmaceuticals International, Inc. 9.25% 2026[6]	345	373
Venator Materials Corp. 5.75% 2025[6]	200	183
Veritas Holdings Ltd. 7.50% 2023[6]	200	195
Verizon Communications Inc. 4.125% 2046	1,814	1,630
Vine Oil & Gas LP 8.75% 2023[6]	175	172
Virgin Australia Holdings Ltd. 8.50% 2019[6]	100	102
Volkswagen Group of America Finance, LLC 2.45% 2019[6]	545	540
Warrior Met Coal, Inc. 8.00% 2024[6]	250	257
WEA Finance LLC 2.70% 2019[6]	1,185	1,182
WEA Finance LLC 3.25% 2020[6]	3,030	3,021
WEA Finance LLC 3.75% 2024[6]	535	527
Weatherford International PLC 8.25% 2023	500	475
Weatherford International PLC 9.875% 2024	125	123
Weatherford International PLC 9.875% 2025[6]	325	315
Weatherford International PLC 6.50% 2036	650	492
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[1]	900	864
Westfield Corp. Ltd. 3.15% 2022[6]	245	240
Williams Partners LP 4.125% 2020	375	380
Williams Partners LP 4.30% 2024	820	828
Wind Tre SpA 5.00% 2026[6]	400	350
WM. Wrigley Jr. Co. 3.375% 2020[6]	515	516
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	543	521
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[6]	175	170
Ziggo Bond Finance BV 5.50% 2027[6]	675	635
Zimmer Holdings, Inc. 3.15% 2022	790	774
		966,169
Total bonds, notes & other debt instruments (cost: $2,045,972,000)		1,989,186
American Funds Insurance Series — Global Bond Fund — Page 130 of 190

unaudited
Convertible stocks 0.05% U.S. dollars 0.05%	Shares	Value (000)
Associated Materials, LLC, 14.00% convertible preferred 2020[11,12]	850	$1,033
Total convertible stocks (cost: $816,000)		1,033
Common stocks 0.05% Swiss francs 0.01%
CEVA Logistics AG6,11,13	9,337	164
U.S. dollars 0.04%
Tribune Resources, Inc.[11,13]	158,988	501
Concordia International Corp.[6,8,11,13]	9,130	169
Concordia International Corp.[13]	6,030	121
Corporate Risk Holdings I, Inc.[11,12,13]	25,840	18
Corporate Risk Holdings Corp.[8,11,12,13]	131	—
Ply Gem Parent, LLC, Class B11,13	1	—[14]
		809
Total common stocks (cost: $3,213,000)		973
Rights & warrants 0.00% U.S. dollars 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[11,12,13]	53,128	24
Tribune Resources, Inc., Class B, warrants, expire 2023[11,12,13]	41,322	15
Tribune Resources, Inc., Class C, warrants, expire 2023[11,12,13]	39,060	11
Associated Materials, LLC, warrants, expire 2023[11,12,13]	12,075	—
Total rights & warrants (cost: $8,000)		50
Short-term securities 10.61%	Principal amount (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.17% due 10/5/2018	$ 20,000	19,991
Egyptian Treasury Bills 15.42%–17.18% due 10/2/2018–1/22/2019	EGP213,300	11,617
Federal Home Loan Bank 2.00%–2.07% due 10/1/2018–11/1/2018	$21,250	21,214
Japanese Treasury Discount Bills (0.14)% due 5/20/2019	¥11,900,000	104,828
Jupiter Securitization Co., LLC 1.85% due 10/4/2018[6]	$10,000	9,996
Mizuho Bank, Ltd. 2.03% due 10/1/2018[6]	22,300	22,296
National Rural Utilities Cooperative Finance Corp. 2.12% due 10/12/2018	5,000	4,996
Nigerian Treasury Bills 11.48%–13.46% due 10/11/2018–9/19/2019	NGN5,242,705	13,640
U.S. Treasury Bills 1.95% due 10/18/2018	$8,500	8,492
Wal-Mart Stores, Inc. 2.17% due 10/30/2018[6]	15,000	14,971
Total short-term securities (cost: $235,348,000)		232,041
Total investment securities 101.71% (cost: $2,285,357,000)		2,223,283
Other assets less liabilities (1.71)%		(37,324)
Net assets 100.00%		$2,185,959
American Funds Insurance Series — Global Bond Fund — Page 131 of 190

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2018[16] (000)	Unrealized appreciation (depreciation) at 9/30/2018 (000)
5 Year Euro-Bobl Futures	Short	39	December 2018	$(3,900)	$(5,918)	$39
5 Year U.S. Treasury Note Futures	Long	827	January 2019	82,700	93,018	(708)
10 Year Ultra U.S. Treasury Note Futures	Long	188	December 2018	18,800	23,688	(347)
10 Year U.S. Treasury Note Futures	Long	74	December 2018	7,400	8,790	(108)
30 Year Ultra U.S. Treasury Bond Futures	Short	98	December 2018	(9,800)	(15,120)	517
						$(607)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
PLN114,500	EUR26,656	Goldman Sachs	10/3/2018	$99
USD8,692	JPY979,000	Goldman Sachs	10/3/2018	72
THB123,300	USD3,807	JPMorgan Chase	10/3/2018	7
USD6,204	THB201,000	JPMorgan Chase	10/3/2018	(12)
EUR13,328	PLN57,250	Citibank	10/3/2018	(49)
EUR13,326	PLN57,250	Bank of America, N.A.	10/3/2018	(52)
JPY298,752	USD2,697	Bank of America, N.A.	10/3/2018	(67)
EUR9,534	USD11,172	Morgan Stanley	10/3/2018	(97)
EUR24,417	USD28,611	Citibank	10/3/2018	(250)
USD22,777	NZD34,800	Goldman Sachs	10/3/2018	(291)
NZD34,800	USD23,392	Citibank	10/3/2018	(324)
JPY3,592,753	USD32,436	Morgan Stanley	10/3/2018	(804)
ZAR109,900	USD7,420	Goldman Sachs	10/4/2018	345
NOK33,890	USD4,070	Bank of New York Mellon	10/4/2018	95
USD4,393	ILS15,950	Bank of America, N.A.	10/4/2018	6
USD4,392	ILS15,950	Morgan Stanley	10/4/2018	4
USD1,852	BRL7,700	JPMorgan Chase	10/4/2018	(54)
JPY652,169	USD5,881	Citibank	10/4/2018	(139)
JPY652,169	USD5,883	Bank of America, N.A.	10/4/2018	(141)
USD13,712	CAD17,900	JPMorgan Chase	10/4/2018	(148)
USD7,420	ZAR109,900	Citibank	10/4/2018	(345)
USD6,547	INR461,500	Morgan Stanley	10/5/2018	186
USD6,546	INR461,500	Citibank	10/5/2018	185
USD3,649	INR252,700	JPMorgan Chase	10/5/2018	166
USD2,319	INR163,000	Citibank	10/5/2018	72
KRW8,548,000	USD7,735	Goldman Sachs	10/5/2018	(27)
USD8,240	COP24,598,000	Morgan Stanley	10/5/2018	(62)
INR799,800	USD11,114	Goldman Sachs	10/5/2018	(90)
USD14,999	KRW16,837,700	JPMorgan Chase	10/5/2018	(184)
EUR10,459	USD12,127	Goldman Sachs	10/9/2018	27
USD7,570	EUR6,530	Citibank	10/9/2018	(18)
USD9,567	AUD13,010	Morgan Stanley	10/11/2018	162
PLN27,300	EUR6,362	JPMorgan Chase	10/11/2018	13
EUR6,295	PLN27,300	Goldman Sachs	10/11/2018	(90)
GBP5,580	USD7,228	Goldman Sachs	10/12/2018	50
USD3,914	GBP3,000	Bank of America, N.A.	10/12/2018	2
American Funds Insurance Series — Global Bond Fund — Page 132 of 190

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
ZAR39,200	USD2,711	JPMorgan Chase	10/15/2018	$54
USD5,317	INR385,000	Citibank	10/15/2018	18
USD7,136	INR521,650	JPMorgan Chase	10/15/2018	(44)
USD2,579	ZAR39,200	Morgan Stanley	10/15/2018	(187)
MXN107,300	USD5,624	Citibank	10/17/2018	91
JPY555,674	USD5,014	Morgan Stanley	10/17/2018	(116)
USD5,526	MXN107,300	Citibank	10/17/2018	(189)
USD8,497	CNH57,000	Citibank	10/18/2018	219
USD14,075	JPY1,575,000	Goldman Sachs	10/19/2018	192
USD11,964	JPY1,347,100	Citibank	10/19/2018	89
NOK37,200	USD4,517	Bank of America, N.A.	10/19/2018	58
USD5,497	GBP4,200	Bank of America, N.A.	10/19/2018	18
GBP2,100	USD2,770	Goldman Sachs	10/19/2018	(30)
USD1,916	BRL8,000	Citibank	10/19/2018	(62)
GBP24,012	USD31,432	Morgan Stanley	10/19/2018	(104)
JPY6,815,315	USD61,440	Goldman Sachs	10/19/2018	(1,363)
USD9,331	ILS33,250	Bank of America, N.A.	10/22/2018	171
USD11,489	EUR9,800	Goldman Sachs	10/22/2018	89
MYR15,800	USD3,825	JPMorgan Chase	10/22/2018	(10)
USD7,354	MYR30,500	JPMorgan Chase	10/22/2018	(12)
USD7,507	THB244,600	Citibank	10/22/2018	(62)
EUR21,855	USD25,612	Morgan Stanley	10/22/2018	(188)
GBP5,400	USD7,116	Morgan Stanley	10/23/2018	(70)
JPY969,000	USD8,625	Goldman Sachs	10/23/2018	(81)
CLP5,236,000	USD7,776	JPMorgan Chase	10/24/2018	189
NOK31,501	DKK24,600	Bank of New York Mellon	10/24/2018	36
USD4,328	MXN81,700	Goldman Sachs	10/24/2018	(18)
JPY630,848	EUR4,800	Morgan Stanley	10/24/2018	(22)
JPY392,472	USD3,501	Citibank	10/24/2018	(40)
USD6,895	INR504,900	Citibank	10/24/2018	(45)
USD3,933	BRL16,100	Morgan Stanley	10/24/2018	(46)
EUR5,381	USD6,310	JPMorgan Chase	10/24/2018	(49)
GBP2,900	USD3,856	Citibank	10/24/2018	(72)
EUR6,520	USD7,689	Goldman Sachs	10/24/2018	(103)
JPY1,010,000	USD9,011	JPMorgan Chase	10/24/2018	(105)
USD7,392	INR536,000	Goldman Sachs	10/25/2018	25
EUR3,550	USD4,183	Bank of America, N.A.	10/26/2018	(52)
USD2,783	INR202,000	JPMorgan Chase	10/29/2018	8
USD5,706	PLN21,020	Citibank	11/2/2018	1
USD27,761	EUR23,910	Morgan Stanley	11/2/2018	(78)
USD5,741	INR420,000	Goldman Sachs	11/6/2018	(23)
JPY1,100,426	EUR8,280	Citibank	11/7/2018	69
GBP3,000	USD3,955	JPMorgan Chase	11/9/2018	(37)
TRY12,500	USD1,910	Citibank	11/26/2018	81
USD5,348	BRL18,000	Citibank	11/29/2018	913
USD2,192	BRL7,400	Citibank	11/29/2018	369
USD1,933	BRL8,000	Bank of America, N.A.	12/3/2018	(37)
TRY13,100	USD1,928	Citibank	1/24/2019	83
USD5,778	BRL19,300	Citibank	3/11/2019	1,070
BRL19,300	USD5,076	JPMorgan Chase	3/11/2019	(369)
USD16,793	BRL56,500	JPMorgan Chase	3/15/2019	3,018
USD1,143	EUR900	JPMorgan Chase	3/15/2019	82
American Funds Insurance Series — Global Bond Fund — Page 133 of 190

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
BRL28,900	USD7,207	Citibank	3/15/2019	$(161)
BRL27,600	USD7,227	JPMorgan Chase	3/15/2019	(497)
USD946	EUR745	Goldman Sachs	4/12/2019	66
USD110,652	JPY11,900,000	Citibank	5/20/2019	3,820
				$4,804
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
0.6975%	SONIA	12/20/2018	£500,000	$(13)	$—	$(13)
1.92%	3-month CZK-PRIBOR	8/15/2020	CZK1,750,000	(320)	—	(320)
1.5768%	6-month EURIBOR	3/6/2048	€5,000	65	—	65
1.4658%	6-month EURIBOR	4/20/2048	3,000	(56)	—	(56)
					$—	$(324)

[1]	Step bond; coupon rate may change at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,087,000, which represented .14% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $210,420,000, which represented 9.63% of the net assets of the fund.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,965,000, which represented .18% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Purchased on a TBA basis.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,432,000, which represented .11% of the net assets of the fund.
[12]	Value determined using significant unobservable inputs.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017	$2,595	$2,616.12%
Concordia International Corp.	8/31/2018	116	169.01
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$2,711	$2,785.13%

American Funds Insurance Series — Global Bond Fund — Page 134 of 190

unaudited
Key to abbreviations and symbols
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
ARS = Argentine pesos	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NGN = Nigerian naira
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH = Chinese yuan renminbi	NZD = New Zealand dollars
COP = Colombian pesos	PEN = Peruvian nuevos soles
CZK = Czech korunas	PLN = Polish zloty
DKK/DKr = Danish kroner	PRIBOR = Prague Interbank Offered Rate
EGP = Egyptian pounds	RON = Romanian leu
EUR/€ = Euros	SONIA = Sterling Overnight Interbank Average Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
ILS = Israeli shekels	TRY = Turkish lira
INR = Indian rupees	USD/$ = U.S. dollars
JPY/¥ = Japanese yen	UYU = Uruguayan pesos
KRW = South Korean won	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 135 of 190

High-Income Bond Fund
Investment portfolio
September 30, 2018
unaudited
Bonds, notes & other debt instruments 90.14% Corporate bonds & notes 89.71% Energy 16.55%	Principal amount (000)	Value (000)
Aker BP ASA 5.875% 2025[1]	$1,640	$1,699
American Energy (Permian Basin) 7.125% 2020[1]	7,445	4,988
American Energy (Permian Basin) 7.375% 2021[1]	6,770	4,434
Antero Resources Corp. 5.375% 2024	1,695	1,714
Ascent Resources - Utica LLC 7.00% 2026[1]	3,050	3,037
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.620% 2023[2,3,4]	1,329	1,339
Berry Petroleum Corp. 7.00% 2026[1]	1,050	1,092
Blackstone CQP Holdco LP 6.00% 2021[1,5]	1,600	1,608
Blackstone CQP Holdco LP 6.50% 2021[1,5]	21,230	21,398
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	2,500	2,578
Bruin E&P Partners, LLC 8.875% 2023[1]	900	928
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.962% 2022[2,3,4]	1,700	1,736
Carrizo Oil & Gas Inc. 6.25% 2023	1,300	1,334
Cheniere Energy Partners, LP 5.25% 2025	950	952
Cheniere Energy, Inc. 5.875% 2025	750	789
Chesapeake Energy Corp. 4.875% 2022	4,500	4,393
Chesapeake Energy Corp. 8.00% 2022[1]	1,294	1,359
Chesapeake Energy Corp. 8.00% 2025	3,725	3,854
Chesapeake Energy Corp. 8.00% 2027	1,495	1,528
Comstock Resources, Inc. 9.75% 2026[1]	5,125	5,127
CONSOL Energy Inc. 5.875% 2022	9,804	9,841
Convey Park Energy LLC 7.50% 2025[1]	1,400	1,426
DCP Midstream LP 7.375% 2022 (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	778	776
DCP Midstream Operating LP 4.95% 2022	3,030	3,083
Denbury Resources Inc. 9.00% 2021[1]	1,151	1,250
Denbury Resources Inc. 7.50% 2024[1]	1,040	1,073
Diamond Offshore Drilling, Inc. 7.875% 2025	1,850	1,926
Diamond Offshore Drilling, Inc. 4.875% 2043	3,260	2,404
Energy Transfer Partners, LP 4.25% 2023	250	249
Energy Transfer Partners, LP 5.875% 2024	2,200	2,321
Energy Transfer Partners, LP 5.50% 2027	250	260
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[6]	1,000	964
Ensco PLC 7.75% 2026	3,475	3,462
Ensco PLC 5.75% 2044	3,170	2,381
EP Energy Corp. 8.00% 2024[1]	475	481
Extraction Oil & Gas, Inc. 7.375% 2024[1]	100	99
Extraction Oil & Gas, Inc. 5.625% 2026[1]	2,590	2,305
Genesis Energy, LP 6.75% 2022	2,375	2,434
Genesis Energy, LP 6.50% 2025	1,890	1,855
Indigo Natural Resources LLC 6.875% 2026[1]	885	861
Jonah Energy LLC 7.25% 2025[1]	4,400	3,388
KCAD Holdings I Ltd. 7.25% 2021[1]	1,220	1,156
KCAD Holdings I Ltd. 9.625% 2023[1]	320	315
Laredo Petroleum, Inc. 5.625% 2022	1,061	1,058
Matador Resources Co. 5.875% 2026[1]	1,550	1,573
American Funds Insurance Series — High-Income Bond Fund — Page 136 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
McDermott International, Inc. 10.625% 2024[1]	$1,450	$1,555
Murphy Oil Corp. 6.875% 2024	650	690
Murphy Oil Corp. 5.75% 2025	1,690	1,721
Nabors Industries Inc. 5.75% 2025	1,300	1,249
NGL Energy Partners LP 6.875% 2021	7,010	7,149
NGL Energy Partners LP 6.125% 2025	2,865	2,700
Noble Corp. PLC 7.95% 2025[6]	2,225	2,181
Noble Corp. PLC 8.95% 2045[6]	2,250	2,191
Oasis Petroleum Inc. 6.25% 2026[1]	1,110	1,134
ONEOK, Inc. 7.50% 2023	1,250	1,427
Pacific Drilling SA 8.375% 2023[1]	1,595	1,651
Parsley Energy, Inc. 6.25% 2024[1]	500	523
Parsley Energy, Inc. 5.25% 2025[1]	500	500
Parsley Energy, Inc. 5.375% 2025[1]	650	655
PDC Energy Inc. 5.75% 2026	500	477
Peabody Energy Corp. 6.00% 2022[1]	1,050	1,071
Peabody Energy Corp. 6.375% 2025[1]	425	434
QEP Resources, Inc. 5.625% 2026	1,155	1,109
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,3,7]	6,129	2,988
Range Resources Corp. 5.00% 2023	425	420
Range Resources Corp. 4.875% 2025	2,100	1,998
Rockpoint Gas Storage Canada Ltd. 7.00% 2023[1]	2,050	2,091
Sanchez Energy Corp. 7.25% 2023[1]	825	816
Seven Generations Energy Ltd. 5.375% 2025[1]	675	659
SM Energy Co. 6.125% 2022	661	684
SM Energy Co. 5.625% 2025	1,205	1,207
SM Energy Co. 6.625% 2027	850	880
Southwestern Energy Co. 7.50% 2026	3,245	3,415
Southwestern Energy Co. 7.75% 2027	475	504
Sunoco LP 4.875% 2023[1]	3,850	3,821
Sunoco LP 5.50% 2026[1]	825	799
Tallgrass Energy Partners, LP 5.50% 2024[1]	250	256
Tapstone Energy Inc. 9.75% 2022[1]	2,075	1,945
Targa Resources Corp. 5.875% 2026[1]	125	130
Targa Resources Partners LP 6.75% 2024	1,035	1,095
Teekay Corp. 8.50% 2020	12,718	13,006
Teekay Offshore Partners LP 8.50% 2023[1]	3,550	3,656
Transocean Guardian Ltd. 5.875% 2024[1,3]	2,215	2,243
Transocean Inc. 8.375% 2021[6]	2,805	3,024
Transocean Inc. 9.00% 2023[1]	3,141	3,424
Transocean Inc. 7.75% 2024[1,3]	1,211	1,285
Transocean Inc. 6.125% 2025[1,3]	2,490	2,537
Transocean Inc. 7.50% 2026[1]	350	362
Ultra Petroleum Corp. 6.875% 2022[1]	4,090	1,963
Ultra Petroleum Corp. 7.125% 2025[1]	1,675	687
USA Compression Partners, LP 6.875% 2026[1]	1,340	1,389
Vine Oil & Gas LP 8.75% 2023[1]	1,700	1,666
Vine Oil & Gas LP 9.75% 2023[1]	1,875	1,875
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.951% 2021[2,3,4]	1,725	1,737
Weatherford International PLC 7.75% 2021	1,910	1,903
Weatherford International PLC 4.50% 2022	1,140	1,003
Weatherford International PLC 8.25% 2023	225	214
Weatherford International PLC 9.875% 2024	1,725	1,695
Weatherford International PLC 9.875% 2025[1]	2,725	2,643
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 6.50% 2036	$5,615	$4,253
Weatherford International PLC 6.75% 2040	5,355	4,123
Whiting Petroleum Corp. 6.625% 2026	1,050	1,096
WPX Energy Inc. 6.00% 2022	516	537
WPX Energy Inc. 5.75% 2026	1,000	1,016
		222,290
Health care 14.06%
Auris Luxembourg III SAR, Term Loan, (3-month USD-LIBOR + 3.75%) 6.085% 2025[2,3,4]	860	872
Centene Corp. 4.75% 2022	5,205	5,281
Centene Corp. 6.125% 2024	1,900	2,005
Centene Corp. 4.75% 2025	2,550	2,550
Centene Corp. 5.375% 2026[1]	3,190	3,278
Charles River Laboratories International, Inc. 5.50% 2026[1]	885	901
Community Health Systems Inc. 6.25% 2023	1,225	1,168
Concordia International Corp. (3-month USD-LIBOR + 5.50%) 7.814% 2024[2,3,4]	711	700
Concordia International Corp. 8.00% 2024	257	253
DaVita HealthCare Partners Inc. 5.125% 2024	2,840	2,755
DaVita HealthCare Partners Inc. 5.00% 2025	1,865	1,799
Eagle Holding Co II LLC 7.625% 2022[1,7]	950	964
Endo International PLC 5.75% 2022[1]	4,275	4,013
Endo International PLC 5.375% 2023[1,6]	600	531
Endo International PLC 6.00% 2023[1]	4,060	3,624
Endo International PLC 5.875% 2024[1]	2,050	2,076
Endo International PLC 6.00% 2025[1,6]	3,005	2,605
Envision Healthcare Corp. 5.125% 2022[1]	880	906
Envision Healthcare Corp. 8.75% 2026[1]	1,005	990
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 4.00%) 6.366% 2025[2,3,4]	1,150	1,147
HCA Inc. 7.50% 2022	360	395
HCA Inc. 5.875% 2023	1,925	2,033
HCA Inc. 5.375% 2026	2,400	2,435
HCA Inc. 5.875% 2026	2,055	2,145
HCA Inc. 4.50% 2027	2,025	1,995
HCA Inc. 5.625% 2028	3,225	3,249
HCA Inc. 5.50% 2047	1,350	1,372
Healthsouth Corp. 5.75% 2024	1,275	1,297
Healthsouth Corp. 5.75% 2025	2,480	2,511
Hologic, Inc. 4.375% 2025[1]	550	527
IMS Health Holdings, Inc. 5.00% 2026[1]	2,350	2,311
inVentiv Health, Inc. 7.50% 2024[1]	1,840	1,955
Jaguar Holding Co. 6.375% 2023[1]	2,625	2,651
Kinetic Concepts, Inc. 7.875% 2021[1]	1,900	1,965
Kinetic Concepts, Inc. 12.50% 2021[1]	6,763	7,475
Mallinckrodt PLC 4.875% 2020[1]	5,365	5,338
Molina Healthcare, Inc. 5.375% 2022	10,310	10,529
Molina Healthcare, Inc. 4.875% 2025[1]	2,694	2,660
Multiplan, Inc. 8.50% 2022[1,7]	500	519
Multiplan, Inc. 7.125% 2024[1]	1,580	1,646
NVA Holdings Inc. 6.875% 2026[1]	2,175	2,180
Owens & Minor, Inc. 3.875% 2021	2,450	2,311
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.869% 2025[2,3,4]	1,750	1,665
PAREXEL International Corp. 6.375% 2025[1]	2,545	2,424
Prestige Brands International Inc. 6.375% 2024[1]	1,565	1,590
Quintiles Transnational Corp. 4.875% 2023[1]	1,350	1,364
American Funds Insurance Series — High-Income Bond Fund — Page 138 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.337% 2020 (100% PIK)[2,3,4,7,8,9]	$7,146	$6,531
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[2,3,4,8,9]	2,310	2,310
Team Health Holdings, Inc. 6.375% 2025[1]	2,905	2,527
Tenet Healthcare Corp. 4.75% 2020	4,050	4,116
Tenet Healthcare Corp. 6.00% 2020	4,315	4,461
Tenet Healthcare Corp. 4.375% 2021	4,255	4,258
Tenet Healthcare Corp. 4.50% 2021	905	905
Tenet Healthcare Corp. 8.125% 2022	3,850	4,072
Tenet Healthcare Corp. 6.75% 2023	1,650	1,650
Tenet Healthcare Corp. 4.625% 2024	5,692	5,547
Tenet Healthcare Corp. 5.125% 2025	450	444
Teva Pharmaceutical Finance Co. BV 2.20% 2021	1,550	1,457
Teva Pharmaceutical Finance Co. BV 2.80% 2023	2,138	1,906
Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,627	3,686
Teva Pharmaceutical Finance Co. BV 3.15% 2026	985	821
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,100	2,218
Teva Pharmaceutical Industries Ltd. 4.50% 2025	€800	996
Valeant Pharmaceuticals International, Inc. 5.625% 2021[1]	$1,610	1,610
Valeant Pharmaceuticals International, Inc. 7.50% 2021[1]	4,955	5,060
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	7,485	7,294
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	11,130	10,613
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	2,540	2,743
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	4,810	5,201
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	575	605
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.104% 2025[2,3,4]	1,633	1,643
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.566% 2025[2,3,4]	1,230	1,237
		188,871
Consumer discretionary 13.21%
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	2,300	2,286
Cablevision Systems Corp. 6.75% 2021	4,625	4,885
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 4.826% 2024[2,3,4]	993	999
CBS Outdoor Americas Inc. 5.25% 2022	400	407
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	2,225	2,136
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	2,225	2,240
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	350	358
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	225	224
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	825	818
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,850	6,893
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	300	285
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	3,150	2,969
Cirsa Gaming Corp. SA 7.875% 2023[1]	4,185	4,273
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	15,000	15,094
ClubCorp Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 5.136% 2024[2,3,4]	1,422	1,415
CRC Escrow Issuer LLC 5.25% 2025[1]	3,250	3,104
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.75% 2022[2,3,4]	648	641
DISH DBS Corp. 6.75% 2021	600	614
DISH DBS Corp. 5.875% 2022	1,025	1,004
Fertitta Entertainment, Inc. 6.75% 2024[1]	1,900	1,932
Fertitta Entertainment, Inc. 8.75% 2025[1]	1,325	1,392
Goodyear Tire & Rubber Co. 4.875% 2027	750	691
Hanesbrands Inc. 4.625% 2024[1]	2,280	2,227
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 190

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hanesbrands Inc. 4.875% 2026[1]	$770	$740
iHeartCommunications, Inc. 9.00% 2019[10]	1,025	776
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 8.826% 2019[2,3,4,10]	1,725	1,290
International Game Technology 6.50% 2025[1]	1,600	1,668
IRB Holding Corp. 6.75% 2026[1]	2,860	2,810
Laureate Education, Inc. 8.25% 2025[1]	1,060	1,138
Levi Strauss & Co. 5.00% 2025	1,280	1,283
Liberty Global PLC 6.125% 2025[1]	900	949
Liberty Global PLC 5.50% 2028[1]	2,175	2,069
Limited Brands, Inc. 5.25% 2028	1,095	943
Limited Brands, Inc. 6.875% 2035	525	446
Live Nation Entertainment, Inc. 5.625% 2026[1]	425	430
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.242% 2022[2,3,4]	499	486
MDC Partners Inc. 6.50% 2024[1]	3,305	2,958
Meredith Corp. 6.875% 2026[1]	8,440	8,672
Meredith Corp., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.076% 2025[2,3,4]	1,507	1,518
Meritage Homes Corp. 5.125% 2027	1,875	1,734
Merlin Entertainment 5.75% 2026[1]	800	810
MGM Growth Properties LLC 5.625% 2024	200	206
MGM Resorts International 7.75% 2022	1,800	1,978
MGM Resorts International 6.00% 2023	1,450	1,504
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	1,550	1,026
Neiman Marcus Group LTD Inc. 8.75% 2021 (100% PIK)[1,7]	2,925	1,943
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.573% 2020[2,3,4]	1,848	1,719
NMG Finco PLC 5.75% 2022[1]	3,850	3,791
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.334% 2022[2,3,4]	6,286	5,534
Petsmart, Inc. 7.125% 2023[1]	3,770	2,729
Petsmart, Inc. 5.875% 2025[1]	14,065	11,599
Petsmart, Inc. 8.875% 2025[1]	4,655	3,374
Ruyi US Finance LLC 7.50% 2025[1]	1,205	1,184
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,270	1,243
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	7,130	6,827
Scientific Games Corp. 6.25% 2020	1,240	1,240
Scientific Games Corp. 10.00% 2022	262	279
Scientific Games Corp. 5.00% 2025[1]	3,090	2,943
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	600	594
Sirius XM Radio Inc. 3.875% 2022[1]	3,175	3,141
Sirius XM Radio Inc. 4.625% 2023[1]	900	893
Six Flags Entertainment Corp. 4.875% 2024[1]	6,475	6,358
Sotheby’s 4.875% 2025[1]	5,695	5,460
Stars Group Holdings BV 7.00% 2026[1]	3,885	4,018
Stars Group Holdings BV, Term Loan, (3-month USD-LIBOR + 3.50%) 5.886% 2025[2,3,4]	723	730
Univision Communications Inc. 5.125% 2023[1]	25	24
Univision Communications Inc. 5.125% 2025[1]	1,050	984
Warner Music Group 5.625% 2022[1]	2,114	2,151
Warner Music Group 5.00% 2023[1]	1,200	1,203
Warner Music Group 5.50% 2026[1]	1,000	995
Wyndham Worldwide Corp. 5.375% 2026[1]	1,325	1,320
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	2,823	2,710
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	7,275	7,048
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	1,830	1,702
Wynn Macau, Ltd. 4.875% 2024[1]	1,500	1,416
		177,473
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 11.11%	Principal amount (000)	Value (000)
AK Steel Holding Corp. 7.625% 2021	$1,700	$1,740
AK Steel Holding Corp. 7.00% 2027	450	434
ARD Securities Finance SARL 8.75% 2023 (100% PIK)[1,7]	949	954
Ardagh Group SA 7.125% 2023[7]	450	457
Ardagh Packaging Finance 6.00% 2025[1]	2,630	2,589
Axalta Coating Systems LLC 4.875% 2024[1]	1,450	1,425
Ball Corp. 4.375% 2020	1,775	1,804
Ball Corp. 5.00% 2022	825	852
Berry Plastics Corp. 5.50% 2022	820	834
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	500	578
BWAY Parent Co. Inc. 5.50% 2024[1]	1,975	1,947
BWAY Parent Co. Inc. 7.25% 2025[1]	3,475	3,397
BWAY Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 5.581% 2024[2,3,4]	337	337
Carlyle Group LP 8.75% 2023[1,7]	1,730	1,763
CF Industries, Inc. 4.95% 2043	2,565	2,280
Chemours Co. 6.625% 2023	2,410	2,524
Cleveland-Cliffs Inc. 4.875% 2024[1]	3,125	3,086
Cleveland-Cliffs Inc. 5.75% 2025	12,575	12,276
Consolidated Energy Finance SA 6.50% 2026[1]	1,645	1,672
Constellium NV 5.875% 2026[1]	1,450	1,423
CVR Partners, LP 9.25% 2023[1]	1,300	1,388
First Quantum Minerals Ltd. 7.00% 2021[1]	3,495	3,462
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	2,972
First Quantum Minerals Ltd. 7.25% 2023[1]	1,225	1,170
First Quantum Minerals Ltd. 6.50% 2024[1]	2,025	1,861
First Quantum Minerals Ltd. 7.50% 2025[1]	11,625	11,073
First Quantum Minerals Ltd. 6.875% 2026[1]	4,900	4,465
Freeport-McMoRan Inc. 3.55% 2022	7,415	7,230
Freeport-McMoRan Inc. 6.875% 2023	1,000	1,070
FXI Holdings, Inc. 7.875% 2024[1]	1,595	1,525
H.I.G. Capital, LLC 6.75% 2024[1]	4,724	4,737
Hexion Inc. 6.625% 2020	1,925	1,814
Hexion Inc. 10.375% 2022[1]	1,850	1,808
Huntsman International LLC 4.875% 2020	715	730
INEOS Group Holdings SA 5.625% 2024[1]	2,375	2,345
LSB Industries, Inc. 9.625% 2023[1]	3,540	3,721
Nova Chemicals Corp. 4.875% 2024[1]	1,785	1,725
Nova Chemicals Corp. 5.25% 2027[1]	3,050	2,848
Novelis Corp. 6.25% 2024[1]	860	879
Novelis Corp. 5.875% 2026[1]	2,195	2,148
OCI NV 6.625% 2023[1]	1,160	1,205
Olin Corp. 5.125% 2027	300	290
Owens-Illinois, Inc. 5.00% 2022[1]	560	567
Owens-Illinois, Inc. 5.875% 2023[1]	2,030	2,096
Owens-Illinois, Inc. 6.375% 2025[1]	405	418
Plastipak Holdings, Inc. 6.25% 2025[1]	1,995	1,830
Platform Specialty Products Corp. 6.50% 2022[1]	2,100	2,155
Platform Specialty Products Corp. 5.875% 2025[1]	5,910	5,861
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,710	1,655
Reynolds Group Inc. 5.75% 2020[3]	315	316
Reynolds Group Inc. 7.00% 2024[1]	3,650	3,721
Ryerson Inc. 11.00% 2022[1]	6,336	6,931
Scotts Miracle-Gro Co. 5.25% 2026	750	722
Sealed Air Corp. 4.875% 2022[1]	350	355
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sealed Air Corp. 5.25% 2023[1]	$205	$210
SPCM SA 4.875% 2025[1]	1,675	1,601
Standard Industries Inc. 6.00% 2025[1]	1,750	1,796
Starfruit US Holdco LLC 8.00% 2026[1]	2,955	2,999
Starfruit US Holdco LLC, Term Loan B, (3-month USD-LIBOR + 3.25%) 5.616% 2025[2,3,4]	1,510	1,518
Summit Materials, Inc. 6.125% 2023	620	632
Summit Materials, Inc. 5.125% 2025[1]	2,350	2,209
Tronox Ltd. 5.75% 2025[1]	700	651
Tronox Ltd. 6.50% 2026[1]	650	628
United States Steel Corp. 6.875% 2025	300	308
Vale SA 6.25% 2026	207	227
Venator Materials Corp. 5.75% 2025[1]	3,265	2,979
Warrior Met Coal, Inc. 8.00% 2024[1]	3,325	3,417
Zekelman Industries Inc. 9.875% 2023[1]	520	566
		149,206
Telecommunication services 8.66%
Altice Finco SA 8.125% 2024[1]	905	922
Altice France SA 8.125% 2027[1]	1,925	1,983
Altice France SA, Term Loan B-13, (3-month USD-LIBOR + 4.00%) 6.158% 2026[2,3,4]	1,450	1,440
Altice NV 6.625% 2023[1]	835	843
Altice NV 5.50% 2026[1]	1,300	1,299
Altice NV 7.50% 2026[1]	1,250	1,222
Altice SA 7.625% 2025[1]	725	660
CenturyLink, Inc. 6.75% 2023	5,350	5,571
CenturyLink, Inc., Series T, 5.80% 2022	800	818
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[1]	500	504
Frontier Communications Corp. 9.25% 2021	1,500	1,439
Frontier Communications Corp. 10.50% 2022	7,640	6,814
Frontier Communications Corp. 11.00% 2025	15,425	12,104
Frontier Communications Corp. 8.50% 2026[1]	4,000	3,795
Inmarsat PLC 4.875% 2022[1]	3,815	3,815
Inmarsat PLC 6.50% 2024[1]	500	509
Intelsat Jackson Holding Co. 7.50% 2021	13,760	14,001
Intelsat Jackson Holding Co. 5.50% 2023	5,325	4,923
Intelsat Jackson Holding Co. 6.625% 2024[2,3]	2,200	2,297
Intelsat Jackson Holding Co. 8.00% 2024[1]	250	264
Intelsat Jackson Holding Co. 8.50% 2024[1]	1,250	1,263
Intelsat Jackson Holding Co. 9.75% 2025[1]	1,100	1,167
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)[2,3,4,7]	8,457	6,558
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	1,250	1,320
Numericable Group SA 7.375% 2026[1]	3,325	3,341
Sprint Corp. 7.25% 2021	2,240	2,372
Sprint Corp. 11.50% 2021	6,530	7,689
Sprint Corp. 7.875% 2023	1,405	1,517
Sprint Corp. 6.875% 2028	3,575	3,601
Sprint Corp. 8.75% 2032	1,025	1,155
T-Mobile US, Inc. 6.375% 2025	2,150	2,245
T-Mobile US, Inc. 6.50% 2026	750	788
Trilogy International Partners, LLC 8.875% 2022[1]	4,700	4,770
Wind Tre SpA 5.00% 2026[1]	4,875	4,264
Zayo Group Holdings, Inc. 6.375% 2025	900	938
Zayo Group Holdings, Inc. 5.75% 2027[1]	700	703
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Ziggo Bond Finance BV 5.875% 2025[1]	$950	$897
Ziggo Bond Finance BV 5.50% 2027[1]	6,950	6,538
		116,349
Information technology 8.17%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,818
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.636% 2025[2,3,4]	7,150	7,087
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.386% 2025[2,3,4]	1,825	1,870
Banff Merger Sub Inc. 9.75% 2026[1]	2,725	2,771
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.333% 2021[2,3,4]	700	677
Camelot Finance SA 7.875% 2024[1]	8,205	8,199
CDW Corp. 5.00% 2025	500	500
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.36% 2025[2,3,4]	638	636
CommScope Holding Co., Inc. 5.00% 2027[1]	950	917
Dell Inc. 7.125% 2024[1]	1,100	1,182
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.375% 2022[2,3,4]	1,150	1,202
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.938% 2023[2,3,4]	1,022	887
Diebold, Inc. 8.50% 2024	1,350	972
Ellucian, Inc. 9.00% 2023[1]	200	209
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	1,000	1,001
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	5,300	5,281
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.088% 2025[2,3,4]	950	949
First Data Corp. 5.375% 2023[1]	1,100	1,120
First Data Corp. 7.00% 2023[1]	1,500	1,566
First Data Corp. 5.00% 2024[1]	1,100	1,110
First Data Corp. 5.75% 2024[1]	2,525	2,567
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	5,295	5,877
Genesys Telecommunications Laboratories, Inc., Term Loan B3, (3-month USD-LIBOR + 3.50%) 5.834% 2023[2,3,4]	572	576
Gogo Inc. 12.50% 2022[1]	14,175	15,571
Infor (US), Inc. 6.50% 2022	3,175	3,234
Infor Software 7.125% 2021[1,7]	6,660	6,765
Informatica Corp. 7.125% 2023[1]	1,850	1,903
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.915% 2024[2,3,4]	620	625
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.663% 2025[2,3,4]	2,575	2,609
j2 Global, Inc. 6.00% 2025[1]	722	744
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.593% 2024[2,3,4]	7,645	7,844
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.742% 2024[2,3,4]	1,897	1,915
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.742% 2025[2,3,4]	875	888
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.492% 2025[2,3,4]	2,425	2,420
PE Cortes NP Holdings LLC 12.00% 2022[1,7]	450	462
PE Cortes NP Holdings LLC 9.25% 2024[1]	875	914
Solera Holdings, Inc. 10.50% 2024[1]	1,100	1,211
Tempo Acquisition LLC 6.75% 2025[1]	1,650	1,609
Unisys Corp. 10.75% 2022[1]	6,550	7,393
VeriSign, Inc. 4.625% 2023	200	204
VeriSign, Inc. 5.25% 2025	200	204
VeriSign, Inc. 4.75% 2027	200	196
Veritas Holdings Ltd. 7.50% 2023[1]	1,655	1,612
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.326% 2026[2,3,4]	2,425	2,447
		109,744
American Funds Insurance Series — High-Income Bond Fund — Page 143 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 7.89%	Principal amount (000)	Value (000)
ACCO Brands Corp. 5.25% 2024[1]	$1,190	$1,188
ADT Corp. 3.50% 2022	2,050	1,948
Advanced Disposal Services, Inc. 5.625% 2024[1]	550	557
Allison Transmission Holdings, Inc. 5.00% 2024[1]	4,670	4,658
ARAMARK Corp. 5.125% 2024	2,985	3,025
Ashtead Group PLC 5.25% 2026[1]	265	268
Associated Materials, LLC 9.00% 2024[1]	4,325	4,520
Avis Budget Group, Inc. 5.50% 2023	2,330	2,326
Beacon Roofing Supply, Inc. 4.875% 2025[1]	2,050	1,896
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	675	684
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	2,000	1,958
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	1,000	1,011
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	1,625	1,668
Brand Energy 8.50% 2025[1]	4,805	4,957
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.826% 2025[2,3,4]	3,125	3,166
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.826% 2026[2,3,4]	1,580	1,612
Builders FirstSource, Inc. 5.625% 2024[1]	5,560	5,365
CD&R Waterworks Merger Sub, LLC 6.125% 2025[1]	685	662
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	98	98
Covanta Holding Corp. 5.875% 2025	1,300	1,316
DAE Aviation Holdings, Inc. 10.00% 2023[1]	9,465	10,234
Deck Chassis Acquisition Inc. 10.00% 2023[1]	4,440	4,729
Euramax International, Inc. 12.00% 2020[1]	2,850	2,982
Garda World Security Corp. 8.75% 2025[1]	1,885	1,852
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,810	1,665
Hertz Global Holdings Inc. 7.625% 2022[1]	5,944	5,885
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,700	1,553
KAR Auction Services, Inc. 5.125% 2025[1]	2,035	1,979
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	705	727
LSC Communications, Inc. 8.75% 2023[1]	2,725	2,764
Multi-Color Corp. 4.875% 2025[1]	2,885	2,705
Navistar International Corp. 6.625% 2025[1]	970	1,014
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.64% 2024[2,3,4]	1,099	1,106
Olympus Merger Sub, Inc. 8.50% 2025[1]	1,375	1,268
Pisces Parent, LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2025[2,3,4]	2,399	2,418
Pisces Parent, LLC 8.00% 2026[1]	4,730	4,777
PrimeSource Building Products Inc. 9.00% 2023[1]	400	415
R.R. Donnelley & Sons Co. 7.625% 2020	600	639
R.R. Donnelley & Sons Co. 7.875% 2021	1,700	1,813
R.R. Donnelley & Sons Co. 6.50% 2023	2,400	2,412
Rexnord Corp. 4.875% 2025[1]	2,610	2,499
Sensata Technologies Holding NV 6.25% 2026[1]	1,000	1,058
Standard Aero Holdings, Inc., Term Loan B, 5.99% 2022[2,3,4]	748	753
Staples Inc. 8.50% 2025[1]	1,190	1,123
TransDigm Inc. 5.50% 2020	200	201
United Continental Holdings, Inc. 6.00% 2020	400	419
United Rentals, Inc. 4.625% 2025	1,630	1,585
Virgin Australia Holdings Ltd. 8.50% 2019[1]	1,425	1,452
Virgin Australia Holdings Ltd. 7.875% 2021[1]	1,100	1,097
		106,007
American Funds Insurance Series — High-Income Bond Fund — Page 144 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 3.51%	Principal amount (000)	Value (000)
Acrisure LLC 7.00% 2025[1]	$1,195	$1,117
Ally Financial Inc. 8.00% 2020	1,540	1,639
Ally Financial Inc. 8.00% 2031	900	1,095
CIT Group Inc. 4.125% 2021	1,945	1,956
Compass Diversified Holdings 8.00% 2026[1]	5,210	5,392
Firstplus Financial Group, Inc. 8.25% 2025[1]	550	536
FS Energy and Power Fund 7.50% 2023[1]	5,965	6,099
General Motors Acceptance Corp. 7.50% 2020	1,470	1,576
HUB International Ltd. 7.00% 2026[1]	6,160	6,184
Hub International Ltd., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.335% 2025[2,3,4]	584	585
Icahn Enterprises Finance Corp. 6.25% 2022	3,050	3,134
iStar Financial Inc. 6.50% 2021	700	718
Navient Corp. 6.50% 2022	4,440	4,618
Navient Corp. 5.50% 2023	4,060	4,065
Navient Corp. 6.125% 2024	500	501
OneMain Holdings, Inc. 7.125% 2026	1,455	1,455
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.311% 2023[2,3,4]	1,197	1,208
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 8.50%) 10.811% 2024[2,3,4]	1,340	1,324
Springleaf Finance Corp. 8.25% 2020	200	218
Springleaf Finance Corp. 6.875% 2025	2,075	2,079
Starwood Property Trust, Inc. 5.00% 2021	1,710	1,727
		47,226
Utilities 2.59%
AES Corp. 4.00% 2021	250	250
AES Corp. 4.875% 2023	600	608
AES Corp. 7.75% 2024[1]	700	612
AES Corp. 5.50% 2025	3,382	3,484
AES Corp. 6.00% 2026	2,165	2,292
AmeriGas Partners, LP 5.50% 2025	1,950	1,926
AmeriGas Partners, LP 5.75% 2027	975	960
Calpine Corp. 6.00% 2022[1]	425	431
Calpine Corp. 5.375% 2023	1,450	1,368
Calpine Corp. 5.875% 2024[1]	1,120	1,131
Calpine Corp. 5.75% 2025	300	267
Calpine Corp. 5.25% 2026[1]	3,495	3,250
Dynegy Finance Inc. 7.375% 2022	1,985	2,067
Dynegy Finance Inc. 7.625% 2024	254	275
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	4,200	4,494
Enel Società per Azioni 8.75% 2073[1,6]	2,000	2,220
NRG Energy, Inc. 6.25% 2022	1,948	2,015
NRG Energy, Inc. 7.25% 2026	500	547
NRG Energy, Inc. 6.625% 2027	300	316
Talen Energy Corp. 4.60% 2021	1,670	1,436
Talen Energy Corp. 9.50% 2022[1]	2,620	2,620
Talen Energy Corp. 10.50% 2026[1]	1,770	1,609
Vistra Operations Co. LLC 5.50% 2026[1]	575	582
		34,760
Real estate 1.98%
Communications Sales & Leasing, Inc. 6.00% 2023[1]	200	195
Communications Sales & Leasing, Inc. 7.125% 2024[1]	150	138
Equinix, Inc. 5.75% 2025	475	490
Equinix, Inc. 5.875% 2026	575	593
American Funds Insurance Series — High-Income Bond Fund — Page 145 of 190

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 5.375% 2027	$1,500	$1,506
Five Point Holdings LLC 7.875% 2025[1]	1,950	1,974
Howard Hughes Corp. 5.375% 2025[1]	6,520	6,471
Iron Mountain Inc. 5.75% 2024	5,525	5,481
Iron Mountain Inc. 4.875% 2027[1]	505	465
Iron Mountain Inc. 5.25% 2028[1]	3,175	2,961
Medical Properties Trust, Inc. 5.00% 2027	2,020	1,958
Realogy Corp. 4.50% 2019[1]	565	568
Realogy Corp. 4.875% 2023[1]	2,275	2,141
SBA Communications Corp. 4.00% 2022	1,010	996
SBA Communications Corp. 4.875% 2022	700	709
		26,646
Consumer staples 1.98%
Avon Products, Inc. 7.875% 2022[1]	2,325	2,409
B&G Foods, Inc. 4.625% 2021	365	366
B&G Foods, Inc. 5.25% 2025	5,758	5,534
Chobani LLC 7.50% 2025[1]	1,405	1,282
Cott Beverages Inc. 5.50% 2025[1]	1,970	1,928
Darling Ingredients Inc. 5.375% 2022	400	404
Energizer Gamma Acquisition Inc. 6.375% 2026[1]	1,530	1,585
First Quality Enterprises, Inc. 5.00% 2025[1]	1,995	1,870
Lamb Weston Holdings, Inc. 4.625% 2024[1]	400	393
Pilgrim’s Pride Corp. 5.75% 2025[1]	795	769
Pinnacle Foods Inc. 5.875% 2024	800	844
Post Holdings, Inc. 8.00% 2025[1]	1,550	1,711
Post Holdings, Inc. 5.00% 2026[1]	2,315	2,198
Post Holdings, Inc. 5.625% 2028[1]	2,830	2,731
Spectrum Brands Inc. 5.75% 2025	300	305
SUPERVALU Inc. 7.75% 2022	300	313
TreeHouse Foods, Inc. 6.00% 2024[1]	550	570
Vector Group Ltd. 6.125% 2025[1]	1,530	1,423
		26,635
Total corporate bonds & notes		1,205,207
U.S. Treasury bonds & notes 0.37% U.S. Treasury 0.37%
U.S. Treasury 1.125% 2019[11]	5,000	4,975
Total U.S. Treasury bonds & notes		4,975
Common stocks 0.05% Health care 0.05%
HCA Inc. 5.375% 2025	650	665
Total common stocks		665
Municipals 0.01% Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	95	88
Total bonds, notes & other debt instruments (cost: $1,214,211,000)		1,210,935
American Funds Insurance Series — High-Income Bond Fund — Page 146 of 190

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Convertible bonds 0.41% Energy 0.13%	Principal amount (000)	Value (000)
Chesapeake Energy Corp., convertible notes, 5.50% 2026[1]	$1,090	$1,079
Teekay Corp., convertible notes, 5.00% 2023[1]	750	685
		1,764
Financials 0.07%
AXA Equitable Holdings, Inc., convertible notes, 7.25% 2021[1]	915	983
Consumer discretionary 0.07%
DISH DBS Corp., convertible notes, 3.375% 2026	1,010	966
Telecommunication services 0.04%
Intelsat SA, convertible notes, 4.50% 2025[1]	275	510
Miscellaneous 0.10%
Other convertible bonds in initial period of acquisition		1,293
Total convertible bonds (cost: $5,300,000)		5,516
Convertible stocks 0.71% Industrials 0.44%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[8,9]	4,850	5,892
Health care 0.05%
Teva Pharmaceutical Industries Ltd., 7.00% convertible preferred 2018	1,800	727
Miscellaneous 0.22%
Other convertible stocks in initial period of acquisition		2,900
Total convertible stocks (cost: $8,257,000)		9,519
Common stocks 0.94% Energy 0.39%
Tribune Resources, Inc.[8,12]	1,006,339	3,170
Ascent Resources - Utica, LLC, Class A5,8,9,12	6,297,894	2,015
		5,185
Health care 0.19%
Concordia International Corp.[1,5,8,12]	80,350	1,488
Concordia International Corp.[12]	29,685	598
Rotech Healthcare Inc.[5,8,9,12]	201,793	404
		2,490
Industrials 0.17%
CEVA Logistics AG1,8,12	129,342	2,268
Ply Gem Parent, LLC, Class B8,12	167	21
		2,289
American Funds Insurance Series — High-Income Bond Fund — Page 147 of 190

unaudited
Common stocks Telecommunication services 0.08%	Shares	Value (000)
T-Mobile US, Inc.[12]	15,000	$1,053
Frontier Communications Corp.	13,333	86
		1,139
Information technology 0.01%
Corporate Risk Holdings I, Inc.[8,9,12]	218,504	153
Corporate Risk Holdings Corp.[5,8,9,12]	1,104	—
		153
Consumer discretionary 0.01%
Cumulus Media Inc., Class B8,12	4,291	73
Cumulus Media Inc., Class A12	3,531	60
Adelphia Recovery Trust, Series Arahova[8,9,12]	388,601	2
Adelphia Recovery Trust, Series ACC-1[8,9,12]	449,306	—[13]
		135
Miscellaneous 0.09%
Other common stocks in initial period of acquisition		1,150
Total common stocks (cost: $26,134,000)		12,541
Rights & warrants 0.02% Energy 0.02%
Tribune Resources, Inc., Class A, warrants, expire 2023[8,9,12]	336,564	150
Tribune Resources, Inc., Class B, warrants, expire 2023[8,9,12]	261,772	92
Tribune Resources, Inc., Class C, warrants, expire 2023[8,9,12]	247,225	71
		313
Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[5,8,9,12]	1	—[13]
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[8,9,12]	68,899	—[13]
Total rights & warrants (cost: $51,000)		313
Short-term securities 6.58%	Principal amount (000)
Chevron Corp. 2.05% due 10/18/2018	$9,900	9,888
ExxonMobil Corp. 1.93% due 10/10/2018	25,000	24,983
Federal Home Loan Bank 1.99%–2.00% due 10/1/2018–10/26/2018	53,600	53,571
Total short-term securities (cost: $88,455,000)		88,442
Total investment securities 98.80% (cost: $1,342,408,000)		1,327,266
Other assets less liabilities 1.20%		16,165
Net assets 100.00%		$1,343,431
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — High-Income Bond Fund — Page 148 of 190

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 9/30/2018[15] (000)	Unrealized appreciation at 9/30/2018 (000)
10 Year U.S. Treasury Note Futures	Short	77	December 2018	$(7,700)	$(9,146)	$114
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2018 (000)
3-month USD-LIBOR	2.772%	2/28/2025	$14,500	$255	$—	$255
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	658	—	658
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(654)	—	(654)
3-month USD-LIBOR	2.6475%	1/25/2028	5,000	187	—	187
					$—	$446
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2018 (000)
CDX.NA.HY.31	5.00%/Quarterly	12/20/2023	$74,850	$(5,474)	$(5,331)	$(143)

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $700,712,000, which represented 52.16% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $92,203,000, which represented 6.86% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[6]	Step bond; coupon rate may change at a later date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,639,000, which represented 1.83% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Scheduled interest and/or principal payment was not received.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,392,000, which represented .25% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Amount less than one thousand.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017—2/5/2018	$21,230	$21,398	1.59%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	1,600	1,608.12
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	2,015.15
Concordia International Corp.	8/31/2018	1,017	1,488.11
Rotech Healthcare Inc.	9/26/2013	4,331	404.03
Corporate Risk Holdings Corp.	8/31/2015	—	—	—
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012—11/26/2014	—	—	—
Total private placement securities		$ 28,480	$ 26,913	2.00%

American Funds Insurance Series — High-Income Bond Fund — Page 149 of 190

unaudited
Key to abbreviations and symbols
Auth. = Authority
€ = Euros
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 190

Mortgage Fund
Investment portfolio
September 30, 2018
unaudited
Bonds, notes & other debt instruments 94.14% Mortgage-backed obligations 68.19% Federal agency mortgage-backed obligations 65.41%	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[1]	$503	$515
Fannie Mae 4.00% 2036[1]	419	429
Fannie Mae 5.00% 2036[1]	38	39
Fannie Mae 4.00% 2047[1]	7,304	7,387
Fannie Mae 4.00% 2047[1]	4,774	4,826
Fannie Mae 3.50% 2048[1,2]	3,200	3,149
Fannie Mae 4.00% 2048[1,2]	11,652	11,766
Fannie Mae 4.00% 2048[1,2]	2,178	2,197
Fannie Mae 4.50% 2048[1]	14,789	15,269
Fannie Mae 4.50% 2048[1]	7,880	8,138
Fannie Mae 4.50% 2048[1]	4,921	5,082
Fannie Mae 4.50% 2048[1]	1,932	1,995
Fannie Mae 4.50% 2048[1,2]	1,681	1,736
Freddie Mac 5.00% 2034[1]	1,278	1,354
Freddie Mac 4.00% 2036[1]	5,291	5,406
Freddie Mac 4.00% 2036[1]	1,053	1,076
Freddie Mac 3.064% 2045[1,3]	2,388	2,394
Freddie Mac 4.00% 2048[1]	3,700	3,736
Freddie Mac, Series KJ02, Class A2, Multi Family, 2.597% 2020[1]	1,712	1,701
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2046[1]	4,722	4,742
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[1]	1,688	1,626
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[1,3]	1,391	1,344
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,599	1,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[1,3]	12,434	11,858
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	11,142	10,901
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,657	7,461
Government National Mortgage Assn. 3.75% 2034[1]	1,244	1,259
Government National Mortgage Assn. 3.75% 2038[1]	790	803
Government National Mortgage Assn. 3.75% 2039[1]	838	851
Government National Mortgage Assn. 4.00% 2039[1]	456	450
Government National Mortgage Assn. 6.00% 2039[1]	241	262
Government National Mortgage Assn. 4.00% 2040[1]	385	380
Government National Mortgage Assn. 5.50% 2040[1]	1,884	2,009
Government National Mortgage Assn. 4.50% 2041[1]	31	32
Government National Mortgage Assn. 5.00% 2041[1]	1,087	1,138
Government National Mortgage Assn. 5.00% 2041[1]	670	705
Government National Mortgage Assn. 6.50% 2041[1]	543	593
Government National Mortgage Assn. 3.50% 2042[1]	465	451
Government National Mortgage Assn. 3.50% 2042[1]	222	221
Government National Mortgage Assn. 3.50% 2042[1]	223	216
Government National Mortgage Assn. 3.50% 2043[1]	2,027	2,030
Government National Mortgage Assn. 3.50% 2043[1]	1,583	1,584
Government National Mortgage Assn. 3.50% 2043[1]	1,568	1,560
Government National Mortgage Assn. 3.50% 2043[1]	1,070	1,065
American Funds Insurance Series — Mortgage Fund — Page 151 of 190

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2043[1]	$956	$951
Government National Mortgage Assn. 3.50% 2043[1]	251	243
Government National Mortgage Assn. 3.50% 2043[1]	214	213
Government National Mortgage Assn. 3.75% 2044[1]	769	780
Government National Mortgage Assn. 4.25% 2044[1]	1,734	1,799
Government National Mortgage Assn. 4.00% 2046[1]	1,094	1,101
Government National Mortgage Assn. 4.00% 2048[1,2]	9,200	9,344
Government National Mortgage Assn. 4.50% 2048[1,2]	34,750	35,890
Government National Mortgage Assn. 4.62% 2065[1]	709	725
Government National Mortgage Assn. 4.634% 2065[1]	432	442
Government National Mortgage Assn. 4.676% 2065[1]	1,191	1,221
Government National Mortgage Assn. 4.574% 2066[1]	1,453	1,504
Government National Mortgage Assn. 5.20% 2066[1]	98	100
Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 2028[1]	2,157	2,148
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,262	4,187
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	515	520
		195,703
Collateralized mortgage-backed obligations (privately originated) 2.78%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,3,4]	928	931
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.166% 2024[1,3]	10	10
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[1,3,4,5]	1,148	1,144
Nationstar HECM Loan Trust, Series 2017-1, Class A, 1.968% 2027[1,4,5]	143	143
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[1,3,4,5]	994	987
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[1,4]	803	804
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,4,5]	1,284	1,284
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,3,4]	1,273	1,251
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.816% 2057[1,3,4]	223	224
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,4]	1,548	1,536
		8,314
Total mortgage-backed obligations		204,017
U.S. Treasury bonds & notes 11.56% U.S. Treasury inflation-protected securities 6.66%
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	13,000	13,026
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	110	154
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	6,435	6,746
		19,926
U.S. Treasury 4.90%
U.S. Treasury 1.50% 2020	444	435
U.S. Treasury 2.00% 2022	2,400	2,314
U.S. Treasury 2.125% 2022	1,000	968
U.S. Treasury 2.75% 2023	3,500	3,472
U.S. Treasury 2.75% 2023	224	222
U.S. Treasury 2.50% 2024	2,500	2,439
U.S. Treasury 3.00% 2048[7]	5,000	4,809
		14,659
Total U.S. Treasury bonds & notes		34,585
American Funds Insurance Series — Mortgage Fund — Page 152 of 190

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 7.30%	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[1]	$47	$47
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[1]	156	156
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	910	909
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.358% 2025[1,3,4]	143	143
BlueMountain Ltd., Series 2013-4A, CLO, Class AR, (3-month USD-LIBOR + 1.01%) 3.349% 2025[1,3,4]	172	172
BlueMountain Ltd., Series 2014-2A, CLO, Class AR, (3-month USD LIBOR + 0.93%) 3.278% 2026[1,3,4]	500	500
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[1]	115	114
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[1]	355	350
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[1,4]	102	102
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 2020[1,4]	30	30
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,4]	456	455
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[1]	1,212	1,212
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 2020[1]	2,645	2,645
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	490	489
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[1,4]	1,183	1,183
Emerson Park Ltd., Series 2013-1A, CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.319% 2025[1,3,4]	57	57
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[1,4]	455	453
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[1,4]	1,822	1,820
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[1,4]	1,390	1,386
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31% 2026[1,4]	530	527
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,808
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[1]	805	805
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.616% 2025[1,3]	2,734	2,694
Symphony Ltd., Series 2013-12A, CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.369% 2025[1,3,4]	352	352
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	1,330	1,329
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[1,4]	97	97
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[1,4]	251	251
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,4]	1,475	1,474
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,4]	270	269
		21,829
Federal agency bonds & notes 7.05%
Fannie Mae 1.875% 2022	3,000	2,890
Fannie Mae 2.00% 2022	5,800	5,630
Federal Home Loan Bank 1.375% 2021	3,000	2,899
Federal Home Loan Bank 1.875% 2021	10,000	9,686
		21,105
Corporate bonds & notes 0.04% Financials 0.04%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[1,3,4,5,8]	107	107
Total bonds, notes & other debt instruments (cost: $285,323,000)		281,643
American Funds Insurance Series — Mortgage Fund — Page 153 of 190

unaudited
Short-term securities 9.57%	Principal amount (000)	Value (000)
Federal Farm Credit Banks 1.94%–2.06% due 10/5/2018–11/27/2018	$14,000	$13,964
Federal Home Loan Bank 2.00%–2.12% due 10/1/2018–11/14/2018	11,600	11,573
Intel Corp. 2.12% due 10/26/2018[4]	3,100	3,095
Total short-term securities (cost: $28,635,000)		28,632
Total investment securities 103.71% (cost: $313,958,000)		310,275
Other assets less liabilities (3.71)%		(11,100)
Net assets 100.00%		$299,175
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 9/30/2018[10] (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
90 Day Euro Dollar Futures	Short	342	December 2018	$(85,500)	$(83,226)	$(18)
90 Day Euro Dollar Futures	Long	342	December 2019	85,500	82,815	25
5 Year U.S. Treasury Note Futures	Long	694	January 2019	69,400	78,059	(613)
10 Year Ultra U.S. Treasury Note Futures	Long	205	December 2018	20,500	25,830	(407)
20 Year U.S. Treasury Bond Futures	Long	48	December 2018	4,800	6,744	(181)
30 Year Ultra U.S. Treasury Bond Futures	Long	5	December 2018	500	771	(24)
						$(1,218)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
2.088%	U.S. EFFR	2/6/2020	$21,000	$(116)	$—	$(116)
2.0115%	U.S. EFFR	2/8/2020	25,000	(166)	—	(166)
3-month USD-LIBOR	2.806%	8/29/2020	300	1	—	1
2.5215%	U.S. EFFR	8/29/2020	16,490	(42)	—	(42)
2.5045%	U.S. EFFR	8/29/2020	22,510	(64)	—	(64)
2.622%	U.S. EFFR	9/14/2020	7,500	(6)	—	(6)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	600	—	600
3-month USD-LIBOR	1.225%	9/22/2021	11,500	598	—	598
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	745	—	745
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(911)	—	(911)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(356)	—	(356)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(1,662)	—	(1,662)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(146)	—	(146)
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	1,121	—	1,121
3-month USD-LIBOR	2.24%	12/5/2026	10,500	651	—	651
3-month USD-LIBOR	2.27%	12/5/2026	8,500	509	—	509
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(12)	—	(12)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(36)	—	(36)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(48)	—	(48)
U.S. EFFR	2.145%	11/9/2047	2,200	271	—	271
U.S. EFFR	2.153%	11/10/2047	2,200	267	—	267
U.S. EFFR	2.155%	11/10/2047	1,280	155	—	155
American Funds Insurance Series — Mortgage Fund — Page 154 of 190

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
U.S. EFFR	2.17%	11/13/2047	$2,320	$274	$—	$274
U.S. EFFR	2.5635%	2/12/2048	4,528	177	—	177
U.S. EFFR	2.4615%	3/15/2048	300	18	—	18
U.S. EFFR	2.485%	3/15/2048	300	16	—	16
2.98%	3-month USD-LIBOR	3/15/2048	300	(9)	—	(9)
2.9625%	3-month USD-LIBOR	3/15/2048	300	(10)	—	(10)
U.S. EFFR	2.425%	3/16/2048	600	40	—	40
2.917%	3-month USD-LIBOR	3/16/2048	600	(25)	—	(25)
					$—	$1,834

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,585,000, which represented 7.55% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,665,000, which represented 1.23% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,921,000, which represented 1.31% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Mortgage Fund — Page 155 of 190

Ultra-Short Bond Fund
Investment portfolio
September 30, 2018
unaudited
Short-term securities 100.49% Commercial paper 68.90%	Principal amount (000)	Value (000)
American Honda Finance Corp. 2.22% due 12/6/2018	$10,000	$9,956
Bank of Montreal 2.24% due 11/27/2018	5,000	4,981
CAFCO, LLC 2.25% due 11/29/2018[1]	10,000	9,961
Emerson Electric Co. 2.05% due 10/16/2018[1]	7,800	7,792
Essilor International 2.20% due 10/29/2018[1]	7,400	7,386
ExxonMobil Corp. 2.03% due 10/9/2018	9,900	9,894
Fairway Finance Corp. 2.24% due 12/10/2018[1]	10,000	9,953
Gotham Funding Corp. 2.12% due 11/9/2018[1]	8,100	8,079
Hershey Co. 2.20% due 10/22/2018[1]	10,000	9,985
John Deere Financial Ltd. 1.93% due 10/3/2018[1]	10,000	9,997
Liberty Street Funding Corp. 2.25% due 11/15/2018[1]	9,900	9,871
National Australia Bank Ltd. 2.18% due 10/9/2018[1]	10,000	9,993
Nestlé Capital Corp. 2.11% due 11/5/2018[1]	10,200	10,176
Nordea Bank AB 2.29% due 12/17/2018[1]	7,900	7,860
Province of Alberta 2.07% due 10/16/2018[1]	9,400	9,390
Sanofi 2.28% due 11/5/2018[1]	10,000	9,977
Starbird Funding Corp. 2.16% due 11/13/2018[1]	10,000	9,971
Sumitomo Mitsui Banking Corp. 2.13% due 11/13/2018[1]	10,000	9,971
Toyota Motor Credit Corp. 2.23% due 12/12/2018	10,900	10,849
Unilever Capital Corp. 2.05% due 10/2/2018[1]	10,000	9,998
United Parcel Service Inc. 2.05% due 10/15/2018[1]	6,900	6,893
Wal-Mart Stores, Inc. 2.06% due 10/11/2018[1]	5,000	4,996
		197,929
Federal agency discount notes 17.03%
Fannie Mae 2.03% due 10/23/2018	6,800	6,791
Federal Farm Credit Banks 1.95% due 10/16/2018	10,000	9,991
Federal Home Loan Bank 1.98%–2.15% due 10/1/2018–11/14/2018	23,200	23,175
Freddie Mac 2.07% due 11/20/2018	9,000	8,973
		48,930
U.S. Treasury 14.56%
U.S. Treasury Bills 1.95%–2.01% due 10/18/2018–11/1/2018	41,900	41,839
Total short-term securities (cost: $288,747,000)		288,698
Total investment securities 100.49% (cost: $288,747,000)		288,698
Other assets less liabilities (0.49)%		(1,400)
Net assets 100.00%		$287,298

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $162,249,000, which represented 56.47% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 156 of 190

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
September 30, 2018
unaudited
Bonds, notes & other debt instruments 98.09% U.S. Treasury bonds & notes 52.77% U.S. Treasury 41.83%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2019	$10,000	$9,875
U.S. Treasury 2.25% 2020	48,000	47,646
U.S. Treasury 2.50% 2020	100,000	99,499
U.S. Treasury 1.125% 2021	31,950	30,392
U.S. Treasury 1.75% 2021[1]	33,540	32,386
U.S. Treasury 2.00% 2021	46,300	45,020
U.S. Treasury 2.00% 2021	5,350	5,220
U.S. Treasury 2.125% 2021	23,450	22,942
U.S. Treasury 2.25% 2021	23,580	23,179
U.S. Treasury 1.625% 2022	100	95
U.S. Treasury 1.75% 2022[1]	174,300	167,290
U.S. Treasury 1.75% 2022	11,700	11,253
U.S. Treasury 1.875% 2022	63,000	60,791
U.S. Treasury 1.875% 2022	25,000	24,057
U.S. Treasury 1.875% 2022	23,000	22,090
U.S. Treasury 2.00% 2022	69,500	67,024
U.S. Treasury 2.00% 2022	16,010	15,428
U.S. Treasury 1.50% 2023	26,020	24,478
U.S. Treasury 1.625% 2023	10,000	9,440
U.S. Treasury 2.125% 2023[1]	64,095	61,557
U.S. Treasury 2.50% 2023	23,894	23,453
U.S. Treasury 2.625% 2023	31,000	30,564
U.S. Treasury 2.75% 2023	74,000	73,399
U.S. Treasury 2.75% 2023	50,925	50,483
U.S. Treasury 2.75% 2023	17,800	17,655
U.S. Treasury 2.125% 2024	55,975	53,345
U.S. Treasury 2.25% 2024	6,500	6,272
U.S. Treasury 2.50% 2024	44,000	42,922
U.S. Treasury 2.75% 2025	38,000	37,458
U.S. Treasury 2.875% 2025	25,000	24,798
U.S. Treasury 2.00% 2026	18,000	16,655
U.S. Treasury 2.875% 2028	27,000	26,595
U.S. Treasury 2.75% 2047[1]	29,101	26,636
U.S. Treasury 3.00% 2047	16,400	15,794
U.S. Treasury 3.00% 2048	11,000	10,581
		1,236,272
U.S. Treasury inflation-protected securities 10.94%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	11,468	11,190
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	142,037	140,281
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	23,556	22,623
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	13,084	12,512
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	23,938	19,530
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	357	434
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	21,959	20,641
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 157 of 190

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	$46,717	$50,133
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	2,824	2,791
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	18,687	17,899
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	31,937	25,415
		323,449
Total U.S. Treasury bonds & notes		1,559,721
Mortgage-backed obligations 22.86% Federal agency mortgage-backed obligations 22.86%
Fannie Mae 6.50% 2028[3]	171	187
Fannie Mae 3.00% 2036[3]	27,225	26,560
Fannie Mae 4.00% 2036[3]	8,196	8,380
Fannie Mae 4.00% 2036[3]	6,355	6,506
Fannie Mae 4.00% 2036[3]	2,042	2,090
Fannie Mae 3.00% 2037[3]	17,168	16,748
Fannie Mae 6.50% 2037[3]	37	41
Fannie Mae 7.00% 2037[3]	57	62
Fannie Mae 7.00% 2037[3]	6	6
Fannie Mae 6.00% 2038[3]	17	17
Fannie Mae 4.50% 2041[3]	1,123	1,169
Fannie Mae 5.00% 2041[3]	822	877
Fannie Mae 5.00% 2041[3]	537	573
Fannie Mae 5.00% 2041[3]	433	462
Fannie Mae 5.00% 2041[3]	316	337
Fannie Mae 3.50% 2047[3]	15,621	15,386
Fannie Mae 4.00% 2047[3]	31,832	32,194
Fannie Mae 4.00% 2047[3]	5,330	5,388
Fannie Mae 3.50% 2048[3,4]	4,300	4,232
Fannie Mae 4.00% 2048[3,4]	13,570	13,684
Fannie Mae 4.00% 2048[3,4]	24	25
Fannie Mae 4.50% 2048[3,4]	44,496	45,941
Fannie Mae 4.50% 2048[3]	43,340	44,760
Fannie Mae 4.50% 2048[3,4]	20,640	21,265
Fannie Mae 4.50% 2048[3]	17,819	18,403
Fannie Mae 4.50% 2048[3]	12,555	12,967
Fannie Mae, Series 2001-4, Class NA, 9.138% 2025[3,5]	1	1
Fannie Mae, Series 2001-4, Class GA, 9.203% 2025[3,5]	1	1
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[3]	74	83
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	2,083	2,057
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[3]	2,000	1,987
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.298% 2023[3,5]	1,977	1,978
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[3,5]	3,825	3,864
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	134	111
Freddie Mac 5.50% 2024[3]	388	400
Freddie Mac 3.849% 2036[3,5]	290	306
Freddie Mac 5.00% 2040[3]	999	1,062
Freddie Mac 5.00% 2041[3]	1,859	1,985
Freddie Mac 4.00% 2043[3]	429	437
Freddie Mac 3.064% 2045[3,5]	1,910	1,915
Freddie Mac 3.50% 2047[3]	17,389	17,128
Freddie Mac 3.50% 2047[3]	13,712	13,506
Freddie Mac 3.00% 2048[3,4]	6,200	5,932
Freddie Mac 4.00% 2048[3]	15,000	15,147
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 158 of 190

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2048[3,4]	$37,300	$38,447
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.558% 2023[3,5]	33	33
Freddie Mac, Series KGRP, Class A, Multi Family, (1-month USD-LIBOR + 0.38%) 2.494% 2020[3,5]	1,967	1,970
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[3]	374	374
Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 2020[3]	80	81
Freddie Mac, Series K019, Class A1, Multi Family, 1.459% 2021[3]	690	682
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[3]	854	849
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[3]	1,735	1,690
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[3]	400	402
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,5]	5,765	5,657
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	232	205
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[3]	12,400	11,948
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[3,5]	11,735	11,340
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	11,753	11,349
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[3,5]	2,368	2,258
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	42,716	41,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	1,839	1,792
Government National Mortgage Assn. 3.75% 2034[3]	1,254	1,269
Government National Mortgage Assn. 5.50% 2038[3]	322	347
Government National Mortgage Assn. 5.50% 2038[3]	137	147
Government National Mortgage Assn. 5.50% 2038[3]	131	141
Government National Mortgage Assn. 5.50% 2038[3]	86	92
Government National Mortgage Assn. 6.00% 2038[3]	239	258
Government National Mortgage Assn. 6.50% 2038[3]	402	451
Government National Mortgage Assn. 6.50% 2038[3]	120	135
Government National Mortgage Assn. 5.00% 2039[3]	634	673
Government National Mortgage Assn. 6.00% 2039[3]	241	263
Government National Mortgage Assn. 4.50% 2040[3]	471	494
Government National Mortgage Assn. 5.50% 2040[3]	6,918	7,378
Government National Mortgage Assn. 4.50% 2041[3]	1,357	1,408
Government National Mortgage Assn. 5.00% 2041[3]	2,444	2,557
Government National Mortgage Assn. 3.00% 2042[3]	53	52
Government National Mortgage Assn. 3.50% 2043[3]	1,835	1,836
Government National Mortgage Assn. 3.50% 2048[3,4]	25,000	24,839
Government National Mortgage Assn. 4.00% 2048[3,4]	55,200	56,066
Government National Mortgage Assn. 4.50% 2048[3,4]	45,500	46,993
Government National Mortgage Assn. 3.666% 2060[3,5]	1,245	1,274
Government National Mortgage Assn. 4.56% 2061[3]	249	251
Government National Mortgage Assn. 4.625% 2061[3]	577	580
Government National Mortgage Assn. 4.649% 2061[3]	659	662
Government National Mortgage Assn. 4.70% 2061[3]	425	425
Government National Mortgage Assn. 4.70% 2061[3]	130	132
Government National Mortgage Assn. 4.72% 2061[3]	5	6
Government National Mortgage Assn. 4.753% 2061[3]	113	114
Government National Mortgage Assn. 4.81% 2061[3]	9	9
Government National Mortgage Assn. 5.132% 2061[3]	637	650
Government National Mortgage Assn. 4.658% 2062[3]	848	855
Government National Mortgage Assn. 4.723% 2062[3]	32	32
Government National Mortgage Assn. 4.90% 2062[3]	61	61
Government National Mortgage Assn. 5.166% 2062[3]	65	66
Government National Mortgage Assn. 4.341% 2063[3,5]	3,781	3,964
Government National Mortgage Assn. 4.64% 2063[3]	49	49
Government National Mortgage Assn. 5.056% 2063[3]	29	30
Government National Mortgage Assn. 3.003% 2064[3,5]	425	430
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 159 of 190

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.332% 2064[3,5]	$5,212	$5,472
Government National Mortgage Assn. 4.644% 2064[3]	490	496
Government National Mortgage Assn. 5.012% 2064[3]	101	102
Government National Mortgage Assn. 5.019% 2064[3]	153	155
Government National Mortgage Assn. 5.162% 2064[3]	330	334
Government National Mortgage Assn. 5.175% 2064[3]	310	315
Government National Mortgage Assn. 5.379% 2064[3]	3	3
Government National Mortgage Assn. 6.64% 2064[3]	914	946
Government National Mortgage Assn. 6.64% 2064[3]	55	56
Government National Mortgage Assn. 4.655% 2065[3]	420	423
Government National Mortgage Assn. Pool #AG8156 3.558% 2064[3,5]	559	570
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.401% 2060[3,5]	6,756	6,827
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 3.12% 2062[3,5]	2,269	2,282
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.193% 2062[3,5]	2,681	2,703
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 2.521% 2020[3,5]	90	90
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.539% 2020[3,5]	292	292
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.571% 2020[3,5]	185	185
Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 2028[3]	10,560	10,515
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	5,813	5,835
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	5,819	5,874
		675,494
Total mortgage-backed obligations		675,494
Federal agency bonds & notes 22.46%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	936	912
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	672	657
Fannie Mae 1.75% 2019	16,000	15,803
Fannie Mae 1.25% 2021	11,400	10,890
Fannie Mae 2.75% 2021	26,500	26,401
Fannie Mae 2.875% 2023	36,000	35,743
Fannie Mae 7.125% 2030	4,000	5,370
Federal Home Loan Bank 1.75% 2018	74,000	73,904
Federal Home Loan Bank 3.375% 2023	16,715	16,973
Federal Home Loan Bank 5.50% 2036	600	766
Freddie Mac 3.75% 2019	12,750	12,828
Freddie Mac 2.375% 2021	100,000	98,880
Private Export Funding Corp. 1.45% 2019	17,500	17,308
Private Export Funding Corp. 2.25% 2020	5,000	4,962
Private Export Funding Corp. 3.55% 2024	6,340	6,463
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	40	41
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	16	16
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	65	67
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	140	143
Tennessee Valley Authority 2.875% 2027	10,000	9,662
Tennessee Valley Authority 4.65% 2035	2,330	2,632
Tennessee Valley Authority 5.88% 2036	1,750	2,257
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,645
Tennessee Valley Authority, Series A, 4.625% 2060	250	290
TVA Southaven 3.846% 2033[3]	1,320	1,306
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 160 of 190

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	$11,510	$11,329
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	4,915
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	7,839
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	1,982
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	2,964
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,446
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,438
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	14,999
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,030
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,469
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,297
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,238
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,092
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,720
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	650
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,652
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	87,283
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	42,435
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	42,629
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,328	3,767
United States Agency for International Development, Iraq (State of), 2.149% 2022	6,670	6,452
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,869
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,437
United States Agency for International Development, Ukraine 1.471% 2021	4,410	4,209
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029[3]	838	846
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032[3]	944	961
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032[3]	772	786
		663,653
Total bonds, notes & other debt instruments (cost: $2,951,303,000)		2,898,868
Short-term securities 9.09%
Apple Inc. 2.06%–2.12% due 10/18/2018–11/9/2018[6]	75,000	74,876
Coca-Cola Co. 2.12% due 11/9/2018[6]	10,700	10,673
Federal Farm Credit Banks 1.94% due 10/4/2018	20,000	19,996
Federal Home Loan Bank 1.98% due 10/10/2018	15,000	14,992
Honeywell International Inc. 2.00% due 10/2/2018[6]	25,000	24,994
Kimberly-Clark Corp. 2.12% due 10/16/2018[6]	15,500	15,483
Total Capital SA 2.13% due 10/1/2018[6]	67,700	67,688
Wal-Mart Stores, Inc. 2.04% due 10/2/2018[6]	40,000	39,991
Total short-term securities (cost: $268,741,000)		268,693
Total investment securities 107.18% (cost: $3,220,044,000)		3,167,561
Other assets less liabilities (7.18)%		(212,092)
Net assets 100.00%		$2,955,469
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 161 of 190

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 9/30/2018[8] (000)	Unrealized appreciation (depreciation) at 9/30/2018 (000)
30 Day Federal Funds Futures	Short	39	November 2018	$(16,251)	$(15,896)	$3
30 Day Federal Funds Futures	Long	39	January 2019	16,251	15,867	—[9]
90 Day Euro Dollar Futures	Short	1,795	December 2018	(448,750)	(436,813)	(92)
90 Day Euro Dollar Futures	Short	1,077	June 2019	(269,250)	(261,199)	179
90 Day Euro Dollar Futures	Long	1,796	December 2019	449,000	434,901	131
90 Day Euro Dollar Futures	Long	1,239	December 2021	309,750	300,070	(419)
2 Year U.S. Treasury Note Futures	Long	3,161	January 2019	632,200	666,131	(1,830)
5 Year U.S. Treasury Note Futures	Long	14,444	January 2019	1,444,400	1,624,611	(12,486)
10 Year U.S. Treasury Note Futures	Long	2,474	December 2018	247,400	293,865	(1,390)
10 Year Ultra U.S. Treasury Note Futures	Long	85	December 2018	8,500	10,710	(161)
20 Year U.S. Treasury Bond Futures	Short	36	December 2018	(3,600)	(5,058)	150
30 Year Ultra U.S. Treasury Bond Futures	Short	399	December 2018	(39,900)	(61,558)	863
						$(15,052)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
1.37%	U.S. EFFR	6/14/2019	$60,500	$(403)	$—	$(403)
1.362%	U.S. EFFR	6/21/2019	60,500	(423)	—	(423)
1.351%	U.S. EFFR	6/28/2019	60,500	(444)	—	(444)
1.997%	U.S. EFFR	2/13/2020	60,900	(420)	—	(420)
1.989%	U.S. EFFR	2/13/2020	61,000	(427)	—	(427)
3-month USD-LIBOR	2.761%	4/27/2020	100,000	253	—	253
3-month USD-LIBOR	2.865%	8/9/2020	141,760	273	—	273
2.533%	U.S. EFFR	8/9/2020	141,760	(284)	—	(284)
3-month USD-LIBOR	2.8025%	8/15/2020	101,840	312	—	312
2.495%	U.S. EFFR	8/15/2020	101,840	(285)	—	(285)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	105	—	105
2.5215%	U.S. EFFR	8/29/2020	98,090	(248)	—	(248)
2.5045%	U.S. EFFR	8/29/2020	133,910	(381)	—	(381)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	3,132	—	3,132
3-month USD-LIBOR	1.225%	9/22/2021	60,000	3,118	—	3,118
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	260	—	260
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	1,742	—	1,742
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	1,431	—	1,431
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	2,810	—	2,810
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	2,556	—	2,556
2.5775%	U.S. EFFR	7/16/2022	181,639	(330)	—	(330)
3-month USD-LIBOR	1.948%	7/28/2022	20,000	802	—	802
2.80%	3-month USD-LIBOR	9/2/2022	280,000	(1,733)	—	(1,733)
2.75%	3-month USD-LIBOR	9/2/2022	280,000	(1,990)	—	(1,990)
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(1,984)	—	(1,984)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(1,530)	—	(1,530)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(671)	—	(671)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	805	—	805
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 190

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
2.27403%	3-month USD-LIBOR	12/29/2022	$60,000	$(1,874)	$—	$(1,874)
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	800	—	800
2.7435%	3-month USD-LIBOR	2/16/2023	41,000	(533)	—	(533)
3-month USD-LIBOR	2.8655%	4/23/2023	55,000	455	—	455
2.5815%	U.S. EFFR	5/25/2023	80,000	(475)	—	(475)
2.9075%	3-month USD-LIBOR	9/7/2023	50,000	(353)	—	(353)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	1,404	—	1,404
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	690	—	690
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	5,486	—	5,486
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	3,376	—	3,376
3-month USD-LIBOR	2.4595%	1/12/2025	26,400	932	—	932
3-month USD-LIBOR	2.588%	1/26/2025	15,600	438	—	438
2.8775%	3-month USD-LIBOR	3/23/2025	29,800	(343)	—	(343)
2.905%	3-month USD-LIBOR	6/21/2025	38,425	(401)	—	(401)
3-month USD-LIBOR	1.798%	2/2/2026	35,000	2,977	—	2,977
3-month USD-LIBOR	2.24%	12/5/2026	55,100	3,418	—	3,418
3-month USD-LIBOR	2.27%	12/5/2026	44,900	2,687	—	2,687
2.579%	3-month USD-LIBOR	3/14/2027	53,000	(2,044)	—	(2,044)
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(2,410)	—	(2,410)
2.925%	3-month USD-LIBOR	2/1/2028	12,800	(120)	—	(120)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	(159)	—	(159)
2.908%	3-month USD-LIBOR	2/1/2028	16,000	(161)	—	(161)
2.92%	3-month USD-LIBOR	2/2/2028	12,200	(117)	—	(117)
U.S. EFFR	2.5065%	3/22/2028	8,700	181	—	181
U.S. EFFR	2.535%	3/23/2028	6,700	123	—	123
U.S. EFFR	2.471%	3/27/2028	8,100	193	—	193
U.S. EFFR	2.4575%	3/29/2028	9,638	241	—	241
U.S. EFFR	2.424%	3/30/2028	8,160	227	—	227
U.S. EFFR	2.412%	4/5/2028	3,702	107	—	107
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	1,002	—	1,002
3-month USD-LIBOR	3.005%	9/2/2030	62,000	829	—	829
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	168	—	168
3-month USD-LIBOR	2.963%	2/1/2038	9,800	167	—	167
3-month USD-LIBOR	2.986%	2/1/2038	7,800	121	—	121
3-month USD-LIBOR	2.967%	2/2/2038	7,600	128	—	128
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(363)	—	(363)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(194)	—	(194)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(284)	—	(284)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	966	—	966
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	1,290	—	1,290
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	239	—	239
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	504	—	504
U.S. EFFR	2.166%	10/23/2047	10,000	1,189	—	1,189
U.S. EFFR	2.145%	11/9/2047	15,400	1,894	—	1,894
U.S. EFFR	2.153%	11/10/2047	15,300	1,857	—	1,857
U.S. EFFR	2.155%	11/10/2047	8,640	1,045	—	1,045
U.S. EFFR	2.17%	11/13/2047	15,660	1,848	—	1,848
U.S. EFFR	2.5635%	2/12/2048	33,204	1,297	—	1,297
U.S. EFFR	2.4615%	3/15/2048	2,000	119	—	119
U.S. EFFR	2.485%	3/15/2048	2,000	110	—	110
U.S. EFFR	2.425%	3/16/2048	4,100	275	—	275
U.S. EFFR	2.51375%	3/22/2048	4,700	231	—	231
U.S. EFFR	2.505%	3/22/2048	4,300	219	—	219
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 190

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
U.S. EFFR	2.625%	5/25/2048	$18,000	$485	$—	$485
U.S. EFFR	2.445%	6/4/2048	6,700	425	—	425
U.S. EFFR	2.52%	8/24/2048	4,500	219	—	219
					$—	$36,577
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,023,000, which represented 1.56% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $233,705,000, which represented 7.91% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 190

Managed Risk Growth Fund
Investment portfolio
September 30, 2018
unaudited
Growth funds 80.76%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,549,034	$290,382
Total growth funds (cost: $249,611,000)		290,382
Fixed income funds 15.19%
American Funds Insurance Series – Bond Fund, Class 1	5,155,855	54,600
Total fixed income funds (cost: $55,884,000)		54,600
Short-term securities 4.08%
Government Cash Management Fund	14,668,569	14,669
Total short-term securities (cost: $14,669,000)		14,669
Total investment securities 100.03% (cost: $320,164,000)		359,651
Other assets less liabilities (0.03)%		(114)
Net assets 100.00%		$359,537
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2018[2] (000)	Unrealized depreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	150	December 2018	$15,000	$16,871	$(107)
American Funds Insurance Series — Managed Risk Growth Fund — Page 165 of 190

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliate at 9/30/2018 (000)
Growth funds 80.76%
American Funds Insurance Series – Growth Fund, Class 1	2,960,791	752,661	164,418	3,549,034	$2,161	$11,114	$368	$290,382
Fixed income funds 15.19%
American Funds Insurance Series – Bond Fund, Class 1	4,022,202	1,709,145	575,492	5,155,855	(193)	(781)	207	54,600
Total 95.95%					$1,968	$10,333	$575	$344,982

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth Fund — Page 166 of 190

Managed Risk International Fund
Investment portfolio
September 30, 2018
unaudited
Growth funds 80.51%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,374,244	$129,206
Total growth funds (cost: $118,970,000)		129,206
Fixed income funds 15.21%
American Funds Insurance Series – Bond Fund, Class 1	2,304,645	24,406
Total fixed income funds (cost: $25,064,000)		24,406
Short-term securities 4.32%
Government Cash Management Fund	6,938,011	6,938
Total short-term securities (cost: $6,938,000)		6,938
Total investment securities 100.04% (cost: $150,972,000)		160,550
Other assets less liabilities (0.04)%		(60)
Net assets 100.00%		$160,490
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2018[2] (000)	Unrealized depreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	74	December 2018	$7,400	$8,323	$(55)
American Funds Insurance Series — Managed Risk International Fund — Page 167 of 190

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 9/30/2018 (000)
Growth funds 80.51%
American Funds Insurance Series – International Fund, Class 1	5,479,657	1,180,930	286,343	6,374,244	$382	$(9,038)	$287	$129,206
Fixed income funds 15.21%
American Funds Insurance Series – Bond Fund, Class 1	2,063,150	542,156	300,661	2,304,645	(107)	(399)	102	24,406
Total 95.72%					$275	$(9,437)	$389	$153,612

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk International Fund — Page 168 of 190

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
September 30, 2018
unaudited
Growth-and-income funds 80.52%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,957,454	$290,181
Total growth-and-income funds (cost: $270,135,000)		290,181
Fixed income funds 15.10%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,593,608	54,434
Total fixed income funds (cost: $55,941,000)		54,434
Short-term securities 4.43%
Government Cash Management Fund	15,952,845	15,953
Total short-term securities (cost: $15,953,000)		15,953
Total investment securities 100.05% (cost: $342,029,000)		360,568
Other assets less liabilities (0.05)%		(181)
Net assets 100.00%		$360,387
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2018[2] (000)	Unrealized depreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	168	December 2018	$16,800	$18,896	$(120)
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 169 of 190

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Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 9/30/2018 (000)
Growth-and-income funds 80.52%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,699,331	2,150,956	1,892,833	19,957,454	$4,323	$(11,254)	$1,201	$290,181
Fixed income funds 15.10%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,530,491	634,096	570,979	4,593,608	(194)	(838)	175	54,434
Total 95.62%					$4,129	$(12,092)	$1,376	$344,615

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 170 of 190

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2018
unaudited
Growth-and-income funds 80.09%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,761,729	$197,265
Total growth-and-income funds (cost: $174,361,000)		197,265
Fixed income funds 15.03%
American Funds Insurance Series – Bond Fund, Class 1	3,495,419	37,016
Total fixed income funds (cost: $37,928,000)		37,016
Short-term securities 4.92%
Government Cash Management Fund	12,115,757	12,116
Total short-term securities (cost: $12,116,000)		12,116
Total investment securities 100.04% (cost: $224,405,000)		246,397
Other assets less liabilities (0.04)%		(104)
Net assets 100.00%		$246,293
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2018[2] (000)	Unrealized depreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	119	December 2018	$11,900	$13,385	$(50)
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 171 of 190

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Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliate at 9/30/2018 (000)
Growth-and-income funds 80.09%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,331,787	655,682	225,740	3,761,729	$(166)	$8,744	$491	$197,265
Fixed income funds 15.03%
American Funds Insurance Series – Bond Fund, Class 1	2,916,097	1,056,657	477,335	3,495,419	(609)	(542)	147	37,016
Total 95.12%					$(775)	$8,202	$638	$234,281

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 172 of 190

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2018
unaudited
Asset allocation funds 96.73%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	188,160,512	$4,442,470
Total asset allocation funds (cost: $4,131,519,000)		4,442,470
Short-term securities 3.35%
Government Cash Management Fund	153,663,829	153,664
Total short-term securities (cost: $153,664,000)		153,664
Total investment securities 100.08% (cost: $4,285,183,000)		4,596,134
Other assets less liabilities (0.08)%		(3,607)
Net assets 100.00%		$4,592,527
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 9/30/2018[2] (000)	Unrealized depreciation at 9/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	1,599	December 2018	$159,900	$179,850	$(1,139)
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 173 of 190

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Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 9/30/2018 (000)
Asset allocation funds 96.73%
American Funds Insurance Series – Asset Allocation Fund, Class 1	178,833,494	13,517,582	4,190,564	188,160,512	$12,078	$(27,697)	$15,338	$4,442,470

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 174 of 190

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 175 of 190

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The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Futures	Forwards	Interest Rate Swaps	Credit Default Swaps
Global Growth Fund	Not applicable	$ 5,879*	Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	92,283*	Not applicable	Not applicable
International Fund	Not applicable	32,609	Not applicable	Not applicable
New World Fund	Not applicable	17,010	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	7,666	Not applicable	Not applicable
Asset Allocation Fund	$ 312,455	Not applicable	$ 2,231,257	Not applicable
Global Balanced Fund	Not applicable	24,355	Not applicable	Not applicable
Bond Fund	2,364,925	493,978	4,154,791	$ 56,042
Global Bond Fund	179,546	726,766	629,479	Not applicable
High-Income Bond Fund	9,800	Not applicable	49,717	90,815
Mortgage Fund	156,142	Not applicable	516,599	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,862,069	Not applicable	9,144,190	Not applicable
Managed Risk Growth Fund	28,393	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	23,211	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	25,511	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	14,572	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	220,790	Not applicable	Not applicable	Not applicable
*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Insurance Series — Page 176 of 190

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Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2018 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,117,794	$—	$—	$2,117,794
Consumer discretionary	1,199,810	—	—	1,199,810
Health care	713,882	—	—	713,882
Financials	609,325	—	—	609,325
Consumer staples	404,140	—	—	404,140
Industrials	345,063	—	—	345,063
Energy	170,723	—	—	170,723
Materials	123,045	10,418	—	133,463
Telecommunication services	90,818	—	—	90,818
Miscellaneous	314,140	—	—	314,140
Short-term securities	—	285,840	—	285,840
Total	$6,088,740	$296,258	$—	$6,384,998
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,044,056	$—	$—	$1,044,056
Information technology	627,935	—	—	627,935
Consumer discretionary	617,208	—	—	617,208
Industrials	503,274	—	—	503,274
Financials	358,604	—	—	358,604
Energy	119,666	7,078	14,352	141,096
Materials	136,974	—	—	136,974
Consumer staples	115,844	—	—	115,844
Real estate	98,849	—	—	98,849
Utilities	60,913	—	—	60,913
Telecommunication services	26,651	—	—	26,651
Miscellaneous	183,855	—	—	183,855
Rights & warrants	—	4	—	4
Convertible bonds	—	7,290	10,000	17,290
Bonds, notes & other debt instruments	—	4,975	—	4,975
Short-term securities	39,079	401,718	—	440,797
Total	$3,932,908	$421,065	$24,352	$4,378,325
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Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,482,427	$—	$—	$8,482,427
Consumer discretionary	5,113,725	554,778	—	5,668,503
Health care	4,092,060	—	—	4,092,060
Financials	2,200,482	—	—	2,200,482
Energy	1,745,683	—	—	1,745,683
Industrials	945,416	—	—	945,416
Consumer staples	412,358	—	—	412,358
Materials	307,940	—	—	307,940
Real estate	292,763	—	—	292,763
Utilities	74,440	—	—	74,440
Telecommunication services	71,373	—	—	71,373
Miscellaneous	1,151,728	—	—	1,151,728
Convertible stocks	—	—	10,747	10,747
Short-term securities	—	2,053,719	—	2,053,719
Total	$24,890,395	$2,608,497	$10,747	$27,509,639
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,440,589	$67,913	$—	$1,508,502
Industrials	1,438,179	—	—	1,438,179
Health care	1,194,391	—	—	1,194,391
Information technology	1,135,908	—	—	1,135,908
Consumer discretionary	912,436	—	16,323	928,759
Consumer staples	688,954	—	—	688,954
Materials	645,601	—	—	645,601
Energy	488,449	—	—	488,449
Utilities	405,230	4,452	—	409,682
Telecommunication services	216,848	—	—	216,848
Real estate	145,900	—	—	145,900
Miscellaneous	75,624	—	—	75,624
Rights & warrants	—	13,857	—	13,857
Bonds, notes & other debt instruments	—	76,297	—	76,297
Short-term securities	—	1,129,528	—	1,129,528
Total	$8,788,109	$1,292,047	$16,323	$10,096,479

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(182)	$—	$(182)
*	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 178 of 190

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New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$723,365	$1,895	$—	$725,260
Financials	325,245	7,827	—	333,072
Energy	297,466	—	—	297,466
Consumer discretionary	282,599	—	9,078	291,677
Health care	209,089	19,292	29,318	257,699
Materials	186,293	8,799	—	195,092
Consumer staples	164,495	—	—	164,495
Industrials	150,923	—	—	150,923
Real estate	41,078	—	25	41,103
Telecommunication services	29,068	—	—	29,068
Utilities	28,159	—	—	28,159
Miscellaneous	57,082	—	—	57,082
Rights & warrants	—	4,009	—	4,009
Bonds, notes & other debt instruments	—	93,992	—	93,992
Short-term securities	—	635,200	—	635,200
Total	$2,494,862	$771,014	$38,421	$3,304,297

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$227	$—	$227
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(177)	—	(177)
Total	$—	$50	$—	$50
*	Forward currency contracts are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
September 30, 2018 (dollars in thousands):
	Beginning value at 1/1/2018	Transfers into Level 3†	Purchases	Sales	Net realized loss	Unrealized depreciation	Transfers out of Level 3†	Ending value at 9/30/2018
Investment securities	$1,367	$39,035	$16,046	$(4,742)	$(212)	$(13,073)	$—	$38,421

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2018								$(13,073)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series — Page 179 of 190

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Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2018	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Common stocks	$38,421	Transaction price	N/A	N/A	N/A
		Market comparable (index)	Index movement	5%	Increase
	$38,421
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$2,163,868	$—	$—	$2,163,868
Information technology	1,655,506	—	—	1,655,506
Consumer staples	1,300,611	—	—	1,300,611
Consumer discretionary	992,128	—	—	992,128
Industrials	882,465	—	—	882,465
Energy	854,685	—	—	854,685
Financials	589,148	—	—	589,148
Telecommunication services	243,693	—	—	243,693
Materials	146,928	—	—	146,928
Utilities	130,605	—	—	130,605
Real estate	55,126	—	—	55,126
Miscellaneous	161,886	—	—	161,886
Rights & warrants	9,459	—	—	9,459
Short-term securities	—	128,972	—	128,972
Total	$9,186,108	$128,972	$—	$9,315,080
American Funds Insurance Series — Page 180 of 190

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Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$501,708	$—	$—	$501,708
Consumer discretionary	229,872	—	—	229,872
Industrials	213,210	—	—	213,210
Financials	212,590	—	—	212,590
Health care	177,867	—	—	177,867
Materials	145,123	—	—	145,123
Energy	125,458	—	—	125,458
Consumer staples	96,782	—	—	96,782
Real estate	67,205	—	—	67,205
Utilities	47,631	—	—	47,631
Telecommunication services	27,824	—	—	27,824
Miscellaneous	102,322	—	—	102,322
Bonds, notes & other debt instruments	—	40,961	—	40,961
Short-term securities	—	93,027	—	93,027
Total	$1,947,592	$133,988	$—	$2,081,580

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$76	$—	$76
*	Forward currency contracts are not included in the investment portfolio.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,144,494	$—	$—	$6,144,494
Health care	4,786,925	—	—	4,786,925
Consumer discretionary	4,029,558	—	—	4,029,558
Industrials	3,177,456	—	—	3,177,456
Financials	3,050,625	—	—	3,050,625
Consumer staples	2,534,981	113,341	—	2,648,322
Energy	2,154,837	—	—	2,154,837
Materials	1,414,149	—	—	1,414,149
Real estate	544,321	—	—	544,321
Telecommunication services	492,987	—	—	492,987
Utilities	423,192	—	—	423,192
Mutual funds	53,763	—	—	53,763
Miscellaneous	1,602,980	—	—	1,602,980
Convertible stocks	12,923	8,095	—	21,018
Convertible bonds	—	40,941	—	40,941
Short-term securities	—	2,229,524	—	2,229,524
Total	$30,423,191	$2,391,901	$—	$32,815,092
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International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$295,403	$4,596	$—	$299,999
Health care	160,422	—	—	160,422
Materials	131,485	—	—	131,485
Industrials	129,007	—	—	129,007
Information technology	124,188	—	—	124,188
Energy	104,633	—	—	104,633
Consumer staples	103,764	—	—	103,764
Consumer discretionary	80,587	—	—	80,587
Utilities	76,363	—	—	76,363
Real estate	69,271	—	—	69,271
Telecommunication services	49,438	—	—	49,438
Miscellaneous	7,700	—	—	7,700
Bonds, notes & other debt instruments	—	15,127	—	15,127
Short-term securities	—	113,832	—	113,832
Total	$1,332,261	$133,555	$—	$1,465,816
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$69,384	$—	$—	$69,384
Information technology	64,793	—	—	64,793
Consumer staples	61,021	—	—	61,021
Energy	50,394	—	—	50,394
Real estate	48,345	—	—	48,345
Consumer discretionary	31,703	—	—	31,703
Telecommunication services	29,373	—	—	29,373
Industrials	26,722	—	—	26,722
Health care	26,465	—	—	26,465
Utilities	24,773	—	—	24,773
Materials	14,143	—	—	14,143
Miscellaneous	7,314	—	—	7,314
Convertible stocks	4,843	—	—	4,843
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	91,051	—	91,051
Mortgage-backed obligations	—	45,264	—	45,264
Corporate bonds & notes	—	19,805	—	19,805
Asset-backed obligations	—	1,107	—	1,107
Short-term securities	—	68,455	—	68,455
Total	$459,273	$225,682	$—	$684,955
American Funds Insurance Series — Page 182 of 190

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,645,534	$—	$118	$4,645,652
Health care	2,728,728	3,248	368	2,732,344
Financials	2,158,411	—	—	2,158,411
Consumer discretionary	1,685,074	181	—	1,685,255
Energy	1,629,319	2,919	—	1,632,238
Consumer staples	1,116,557	—	—	1,116,557
Materials	1,007,893	—	—	1,007,893
Industrials	787,390	2,785	—	790,175
Real estate	224,458	—	—	224,458
Telecommunication services	142,496	—	—	142,496
Miscellaneous	1,352,854	—	—	1,352,854
Rights & warrants	—	—	289	289
Convertible stocks	—	—	6,074	6,074
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,964,896	—	2,964,896
Corporate bonds & notes	—	2,284,758	10,622	2,295,380
Mortgage-backed obligations	—	1,191,029	—	1,191,029
Asset-backed obligations	—	143,655	—	143,655
Bonds & notes of governments & government agencies outside the U.S.	—	41,183	—	41,183
Federal agency bonds & notes	—	14,683	—	14,683
Municipals	—	5,359	—	5,359
Short-term securities	—	3,063,847	—	3,063,847
Total	$17,478,714	$9,718,543	$17,471	$27,214,728

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$706	$—	$—	$706
Unrealized appreciation on interest rate swaps	—	1,005	—	1,005
Liabilities:
Unrealized depreciation on futures contracts	(1,296)	—	—	(1,296)
Unrealized depreciation on interest rate swaps	—	(1,481)	—	(1,481)
Total	$(590)	$(476)	$—	$(1,066)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 183 of 190

unaudited
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$53,083	$—	$—	$53,083
Financials	29,448	—	—	29,448
Industrials	28,425	—	—	28,425
Health care	27,886	—	—	27,886
Energy	23,402	—	—	23,402
Consumer discretionary	20,667	—	—	20,667
Consumer staples	18,416	—	—	18,416
Materials	13,164	—	—	13,164
Real estate	8,832	—	—	8,832
Utilities	6,673	—	—	6,673
Miscellaneous	16,353	—	—	16,353
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	56,608	—	56,608
U.S. Treasury bonds & notes	—	41,485	—	41,485
Corporate bonds & notes	—	22,348	—	22,348
Mortgage-backed obligations	—	7,286	—	7,286
Short-term securities	—	26,523	—	26,523
Total	$246,349	$154,250	$—	$400,599

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$177	$—	$177
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(218)	—	(218)
Total	$—	$(41)	$—	$(41)
*	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 184 of 190

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,361,806	$—	$3,361,806
U.S. Treasury bonds & notes	—	2,623,139	—	2,623,139
Mortgage-backed obligations	—	2,255,155	—	2,255,155
Bonds & notes of governments & government agencies outside the U.S.	—	681,910	—	681,910
Asset-backed obligations	—	223,393	—	223,393
Municipals	—	190,705	—	190,705
Federal agency bonds & notes	—	11,069	—	11,069
Common stocks	190	494	50	734
Rights & warrants	—	—	86	86
Short-term securities	—	2,101,330	—	2,101,330
Total	$190	$11,449,001	$136	$11,449,327

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,086	$—	$—	$4,086
Unrealized appreciation on open forward currency contracts	—	4,251	—	4,251
Unrealized appreciation on interest rate swaps	—	6,300	—	6,300
Liabilities:
Unrealized depreciation on futures contracts	(9,585)	—	—	(9,585)
Unrealized depreciation on open forward currency contracts	—	(1,857)	—	(1,857)
Unrealized depreciation on interest rate swaps	—	(2,963)	—	(2,963)
Unrealized depreciation on credit default swaps	—	(23)	—	(23)
Total	$(5,499)	$5,708	$—	$209
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 185 of 190

unaudited
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$250,225	$—	$250,225
Japanese yen	—	197,246	—	197,246
Polish zloty	—	82,807	—	82,807
Mexican pesos	—	78,587	—	78,587
Indian rupees	—	59,574	—	59,574
Danish kroner	—	56,148	—	56,148
British pounds	—	41,356	—	41,356
South Korean won	—	35,888	—	35,888
Malaysian ringgits	—	33,602	—	33,602
Thai baht	—	30,392	—	30,392
U.S. dollars	—	965,672	497	966,169
Other	—	157,192	—	157,192
Convertible stocks	—	—	1,033	1,033
Common stocks	121	834	18	973
Rights & warrants	—	—	50	50
Short-term securities	—	232,041	—	232,041
Total	$121	$2,221,564	$1,598	$2,223,283

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$556	$—	$—	$556
Unrealized appreciation on open forward currency contracts	—	12,320	—	12,320
Unrealized appreciation on interest rate swaps	—	65	—	65
Liabilities:
Unrealized depreciation on futures contracts	(1,163)	—	—	(1,163)
Unrealized depreciation on open forward currency contracts	—	(7,516)	—	(7,516)
Unrealized depreciation on interest rate swaps	—	(389)	—	(389)
Total	$(607)	$4,480	$—	$3,873
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 186 of 190

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,196,366	$8,841	$1,205,207
U.S. Treasury bonds & notes	—	4,975	—	4,975
Common stocks	—	665	—	665
Municipals	—	88	—	88
Convertible bonds	—	5,516	—	5,516
Convertible stocks	3,627	—	5,892	9,519
Common stocks	2,947	7,020	2,574	12,541
Rights & warrants	—	—	313	313
Short-term securities	—	88,442	—	88,442
Total	$6,574	$1,303,072	$17,620	$1,327,266

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$114	$—	$—	$114
Unrealized appreciation on interest rate swaps	—	1,100	—	1,100
Liabilities:
Unrealized depreciation on interest rate swaps	—	(654)	—	(654)
Unrealized depreciation on credit default swaps	—	(143)	—	(143)
Total	$114	$303	$—	$417
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
September 30, 2018 (dollars in thousands):
	Beginning value at 1/1/2018	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3†	Ending value at 9/30/2018
Investment securities	$23,741	$—	$17,486	$(34,599)	$6,060	$9,303	$(4,411)	$17,620

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2018								$1,705
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series — Page 187 of 190

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2018	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$8,841	Yield analysis	Yield risk to maturity premium	0 bps - 700 bps	Decrease
Convertible stocks	5,892	Market comparable companies	EBITDA multiple	12.1x	Increase
Common stocks	2,887	Transaction price	N/A	N/A	N/A
		Black-Scholes	Implied volatility	30%	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	Decrease
	$17,620
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EBITDA = Earnings before income taxes, depreciation and amortization
Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$204,017	$—	$204,017
U.S. Treasury bonds & notes	—	34,585	—	34,585
Asset-backed obligations	—	21,829	—	21,829
Federal agency bonds & notes	—	21,105	—	21,105
Corporate bonds & notes	—	—	107	107
Short-term securities	—	28,632	—	28,632
Total	$—	$310,168	$107	$310,275

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Unrealized appreciation on interest rate swaps	—	5,443	—	5,443
Liabilities:
Unrealized depreciation on futures contracts	(1,243)	—	—	(1,243)
Unrealized depreciation on interest rate swaps	—	(3,609)	—	(3,609)
Total	$(1,218)	$1,834	$—	$616
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Ultra-Short Bond Fund

At September 30, 2018, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series — Page 188 of 190

unaudited
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,559,721	$—	$1,559,721
Mortgage-backed obligations	—	675,494	—	675,494
Federal agency bonds & notes	—	663,653	—	663,653
Short-term securities	—	268,693	—	268,693
Total	$—	$3,167,561	$—	$3,167,561

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,326	$—	$—	$1,326
Unrealized appreciation on interest rate swaps	—	57,961	—	57,961
Liabilities:
Unrealized depreciation on futures contracts	(16,378)	—	—	(16,378)
Unrealized depreciation on interest rate swaps	—	(21,384)	—	(21,384)
Total	$(15,052)	$36,577	$—	$21,525
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Managed Risk Growth Fund

At September 30, 2018, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At September 30, 2018, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At September 30, 2018, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At September 30, 2018, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At September 30, 2018, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 189 of 190

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
© 2018 Capital Group. All rights reserved.
American Funds Insurance Series — Page 190 of 190

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Maria Manotok
Maria Manotok, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Maria Manotok
Maria Manotok, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 28, 2018